UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02368

Name of Registrant:	Vanguard Fixed Income Securities Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: January 31

Date of reporting period: February 1, 2023—July 31, 2023

Item 1: Reports to Shareholders

Semiannual Report   |   July 31, 2023
Vanguard U.S. Government Bond Funds
Vanguard Short-Term Treasury Fund
Vanguard Short-Term Federal Fund
Vanguard Intermediate-Term Treasury Fund
Vanguard Long-Term Treasury Fund

Contents
About Your Fund’s Expenses	1
Short-Term Treasury Fund	3
Short-Term Federal Fund	18
Intermediate-Term Treasury Fund	33
Long-Term Treasury Fund	48
Trustees Approve Advisory Arrangements	63
Liquidity Risk Management	65

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended July 31, 2023
	Beginning Account Value 1/31/2023	Ending Account Value 7/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Short-Term Treasury Fund
Investor Shares	$1,000.00	$998.00	$0.99
Admiral™ Shares	1,000.00	998.50	0.50
Short-Term Federal Fund
Investor Shares	$1,000.00	$997.30	$0.99
Admiral Shares	1,000.00	997.80	0.50
Intermediate-Term Treasury Fund
Investor Shares	$1,000.00	$986.20	$0.98
Admiral Shares	1,000.00	986.70	0.49
Long-Term Treasury Fund
Investor Shares	$1,000.00	$951.90	$0.97
Admiral Shares	1,000.00	952.30	0.48
Based on Hypothetical 5% Yearly Return
Short-Term Treasury Fund
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50
Short-Term Federal Fund
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50
Intermediate-Term Treasury Fund
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50
Long-Term Treasury Fund
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Short-Term Treasury Fund, 0.20% for Investor Shares and 0.10% for Admiral Shares; for the Short-Term Federal Fund, 0.20% for Investor Shares and 0.10% for Admiral Shares; for the Intermediate-Term Treasury Fund, 0.20% for Investor Shares and 0.10% for Admiral Shares; and for the Long-Term Treasury Fund, 0.20% for Investor Shares and 0.10% for Admiral Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Short-Term Treasury Fund
Fund Allocation
As of July 31, 2023
Agency Bonds and Notes	1.0%
Government Mortgage-Backed Securities	12.6
U.S. Government Securities	86.4
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
3

Short-Term Treasury Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (101.4%)
U.S. Government Securities (87.6%)
	United States Treasury Note/Bond	0.375%	8/15/24	52,000	49,392
	United States Treasury Note/Bond	2.375%	8/15/24	169,000	163,904
	United States Treasury Note/Bond	1.250%	8/31/24	84,000	80,377
	United States Treasury Note/Bond	1.875%	8/31/24	85,600	82,457
	United States Treasury Note/Bond	0.625%	10/15/24	17,200	16,259
	United States Treasury Note/Bond	4.375%	10/31/24	65,000	64,269
	United States Treasury Note/Bond	0.750%	11/15/24	45,600	43,035
	United States Treasury Note/Bond	4.500%	11/30/24	268,000	265,278
	United States Treasury Note/Bond	1.000%	12/15/24	225,900	213,299
	United States Treasury Note/Bond	2.250%	12/31/24	37,000	35,508
	United States Treasury Note/Bond	4.250%	12/31/24	17,500	17,265
	United States Treasury Note/Bond	1.125%	1/15/25	53,200	50,183
	United States Treasury Note/Bond	2.500%	1/31/25	50,000	48,070
	United States Treasury Note/Bond	1.500%	2/15/25	280,988	265,841
	United States Treasury Note/Bond	2.000%	2/15/25	71,000	67,694
	United States Treasury Note/Bond	1.750%	3/15/25	298,000	282,495
	United States Treasury Note/Bond	3.875%	3/31/25	65,000	63,751
	United States Treasury Note/Bond	2.625%	4/15/25	194,300	186,589
	United States Treasury Note/Bond	0.375%	4/30/25	100,000	92,281
	United States Treasury Note/Bond	2.875%	4/30/25	173,000	166,756
	United States Treasury Note/Bond	2.125%	5/15/25	79,200	75,314
	United States Treasury Note/Bond	2.750%	5/15/25	69,100	66,433
	United States Treasury Note/Bond	0.250%	5/31/25	226,000	207,390
	United States Treasury Note/Bond	2.750%	6/30/25	115,800	111,168
[1]	United States Treasury Note/Bond	3.000%	7/15/25	172,800	166,617
	United States Treasury Note/Bond	0.250%	7/31/25	113,132	103,215
	United States Treasury Note/Bond	3.125%	8/15/25	106,500	102,889
	United States Treasury Note/Bond	2.750%	8/31/25	34,500	33,061
	United States Treasury Note/Bond	3.500%	9/15/25	43,100	41,928
	United States Treasury Note/Bond	3.000%	9/30/25	21,000	20,213
	United States Treasury Note/Bond	4.250%	10/15/25	34,600	34,200
	United States Treasury Note/Bond	3.000%	10/31/25	141,500	136,127
	United States Treasury Note/Bond	2.875%	11/30/25	20,600	19,750
	United States Treasury Note/Bond	0.500%	2/28/26	245,800	221,297
	United States Treasury Note/Bond	0.750%	4/30/26	195,000	175,927
	United States Treasury Note/Bond	3.625%	5/15/26	40,000	39,025
	United States Treasury Note/Bond	0.750%	5/31/26	105,000	94,500
4

Short-Term Treasury Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	0.875%	6/30/26	49,200	44,388
	United States Treasury Note/Bond	0.625%	7/31/26	82,000	73,185
	United States Treasury Note/Bond	1.500%	8/15/26	109,000	99,769
	United States Treasury Note/Bond	0.750%	8/31/26	151,500	135,379
	United States Treasury Note/Bond	1.375%	8/31/26	117,700	107,236
	United States Treasury Note/Bond	0.875%	9/30/26	118,000	105,721
	United States Treasury Note/Bond	1.125%	10/31/26	143,100	128,879
	United States Treasury Note/Bond	1.250%	11/30/26	76,600	69,131
	United States Treasury Note/Bond	1.250%	12/31/26	135,000	121,669
	United States Treasury Note/Bond	1.875%	2/28/27	134,200	123,170
	United States Treasury Note/Bond	2.500%	3/31/27	27,000	25,313
	United States Treasury Note/Bond	0.500%	4/30/27	62,000	53,824
	United States Treasury Note/Bond	2.750%	4/30/27	41,000	38,739
	United States Treasury Note/Bond	2.625%	5/31/27	84,000	78,934
	United States Treasury Note/Bond	0.500%	6/30/27	60,000	51,825
	United States Treasury Note/Bond	3.250%	6/30/27	25,200	24,235
	United States Treasury Note/Bond	0.375%	7/31/27	120,000	102,806
	United States Treasury Note/Bond	2.750%	7/31/27	100,000	94,281
	United States Treasury Note/Bond	0.375%	9/30/27	52,400	44,655
	United States Treasury Note/Bond	0.500%	10/31/27	46,000	39,308
	United States Treasury Note/Bond	0.625%	11/30/27	30,000	25,716
	United States Treasury Note/Bond	1.250%	4/30/28	42,000	36,684
	United States Treasury Note/Bond	1.125%	8/31/28	87,000	74,929
	United States Treasury Note/Bond	1.250%	9/30/28	51,400	44,453
	United States Treasury Note/Bond	1.375%	10/31/28	50,000	43,438
	United States Treasury Note/Bond	1.375%	12/31/28	20,000	17,328
	United States Treasury Note/Bond	1.750%	1/31/29	40,000	35,300
					5,744,052
Agency Bonds and Notes (1.0%)
[2]	Federal Home Loan Banks	1.220%	6/30/27	50,000	43,914
[2]	Federal Home Loan Banks	1.000%	8/26/27	25,000	21,672
					65,586
Conventional Mortgage-Backed Securities (9.3%)
[2,3,4]	UMBS Pool	2.500%	2/1/52–8/14/53	84,387	71,130
[2,3]	UMBS Pool	5.500%	10/1/52–6/1/53	120,813	120,229
[2,3]	UMBS Pool	6.000%	10/1/52–7/1/53	65,359	66,080
[2,3]	UMBS Pool	4.500%	11/1/52–5/1/53	76,131	73,004
[2,3,4]	UMBS Pool	6.500%	8/14/53–9/14/53	273,000	278,161
					608,604
Nonconventional Mortgage-Backed Securities (3.5%)
[2,3]	Fannie Mae REMICS	3.000%	9/25/50–2/25/52	113,339	80,742
[2,3]	Freddie Mac REMICS	3.000%	11/25/50–2/25/52	74,140	53,157
[2,3]	Freddie Mac REMICS	2.000%	12/25/51	1,288	689
[3]	Ginnie Mae REMICS	3.000%	11/20/50–12/20/51	106,720	74,137
[3]	Ginnie Mae REMICS	1.500%	5/20/51–12/20/51	6,265	3,360
[3]	Ginnie Mae REMICS	2.500%	9/20/51	13,481	9,460
[3]	Ginnie Mae REMICS	2.000%	11/20/51	7,283	3,812
[3]	Ginnie Mae REMICS	3.500%	11/20/51	2,506	1,913
					227,270
Total U.S. Government and Agency Obligations (Cost $6,837,298)					6,645,512
5

Short-Term Treasury Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[5]	Vanguard Market Liquidity Fund (Cost $65,487)	5.274%	654,998	65,486
Total Investments (102.4%) (Cost $6,902,785)				6,710,998
Other Assets and Liabilities—Net (-2.4%)				(158,790)
Net Assets (100%)				6,552,208
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $15,185,000 have been segregated as initial margin for open futures contracts.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2023.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2023	3,019	612,951	(2,707)
5-Year U.S. Treasury Note	September 2023	1,712	182,876	(689)
				(3,396)
Short Futures Contracts
10-Year U.S. Treasury Note	September 2023	(1,601)	(178,361)	1,120
Long U.S. Treasury Bond	September 2023	(156)	(19,412)	334
Ultra 10-Year U.S. Treasury Note	September 2023	(773)	(90,429)	1,836
Ultra Long U.S. Treasury Bond	September 2023	(1,653)	(218,558)	4,107
				7,397
				4,001

See accompanying Notes, which are an integral part of the Financial Statements.
6

Short-Term Treasury Fund
Statement of Assets and Liabilities
As of July 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,837,298)	6,645,512
Affiliated Issuers (Cost $65,487)	65,486
Total Investments in Securities	6,710,998
Investment in Vanguard	227
Receivables for Investment Securities Sold	795,462
Receivables for Accrued Income	31,994
Receivables for Capital Shares Issued	4,664
Other Assets	130
Total Assets	7,543,475
Liabilities
Payables for Investment Securities Purchased	977,318
Payables for Capital Shares Redeemed	9,921
Payables for Distributions	3,409
Payables to Vanguard	313
Variation Margin Payable—Futures Contracts	306
Total Liabilities	991,267
Net Assets	6,552,208
At July 31, 2023, net assets consisted of:

Paid-in Capital	7,194,127
Total Distributable Earnings (Loss)	(641,919)
Net Assets	6,552,208

Investor Shares—Net Assets
Applicable to 55,254,374 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	540,944
Net Asset Value Per Share—Investor Shares	$9.79

Admiral Shares—Net Assets
Applicable to 614,016,321 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,011,264
Net Asset Value Per Share—Admiral Shares	$9.79

See accompanying Notes, which are an integral part of the Financial Statements.
7

Short-Term Treasury Fund
Statement of Operations

Six Months Ended July 31, 2023
($000)
Investment Income
Income
Interest[1]	137,000
Total Income	137,000
Expenses
The Vanguard Group—Note B
Investment Advisory Services	381
Management and Administrative—Investor Shares	487
Management and Administrative—Admiral Shares	2,497
Marketing and Distribution—Investor Shares	27
Marketing and Distribution—Admiral Shares	199
Custodian Fees	16
Shareholders’ Reports—Investor Shares	11
Shareholders’ Reports—Admiral Shares	24
Trustees’ Fees and Expenses	2
Other Expenses	6
Total Expenses	3,650
Expenses Paid Indirectly	(17)
Net Expenses	3,633
Net Investment Income	133,367
Realized Net Gain (Loss)
Investment Securities Sold[1]	(115,168)
Futures Contracts	(9,494)
Realized Net Gain (Loss)	(124,662)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(33,531)
Futures Contracts	14,272
Change in Unrealized Appreciation (Depreciation)	(19,259)
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,554)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,657,000, $7,000, and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Short-Term Treasury Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2023	Year Ended January 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	133,367	153,413
Realized Net Gain (Loss)	(124,662)	(300,398)
Change in Unrealized Appreciation (Depreciation)	(19,259)	(72,988)
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,554)	(219,973)
Distributions
Investor Shares	(10,793)	(11,429)
Admiral Shares	(122,662)	(141,900)
Total Distributions	(133,455)	(153,329)
Capital Share Transactions
Investor Shares	(17,337)	15,629
Admiral Shares	(31,422)	(330,361)
Net Increase (Decrease) from Capital Share Transactions	(48,759)	(314,732)
Total Increase (Decrease)	(192,768)	(688,034)
Net Assets
Beginning of Period	6,744,976	7,433,010
End of Period	6,552,208	6,744,976

See accompanying Notes, which are an integral part of the Financial Statements.
9

Short-Term Treasury Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.00	$10.54	$10.77	$10.64	$10.48	$10.49
Investment Operations
Net Investment Income[1]	.191	.215	.036	.070	.245	.227
Net Realized and Unrealized Gain (Loss) on Investments	(.210)	(.540)	(.207)	.286	.160	(.009)
Total from Investment Operations	(.019)	(.325)	(.171)	.356	.405	.218
Distributions
Dividends from Net Investment Income	(.191)	(.215)	(.035)	(.070)	(.245)	(.228)
Distributions from Realized Capital Gains	—	—	(.024)	(.156)	—	—
Total Distributions	(.191)	(.215)	(.059)	(.226)	(.245)	(.228)
Net Asset Value, End of Period	$9.79	$10.00	$10.54	$10.77	$10.64	$10.48
Total Return[2]	-0.20%	-3.08%	-1.60%	3.35%	3.91%	2.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$541	$570	$582	$701	$655	$671
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%[3]	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.88%	2.12%	0.34%	0.64%	2.30%	2.18%
Portfolio Turnover Rate[4]	155%	284%	213%	357%	340%	282%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 8%, 27%, 4%, 57%, 5%, and 37%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Short-Term Treasury Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.00	$10.54	$10.77	$10.64	$10.48	$10.49
Investment Operations
Net Investment Income[1]	.196	.224	.047	.079	.254	.238
Net Realized and Unrealized Gain (Loss) on Investments	(.210)	(.539)	(.207)	.288	.162	(.010)
Total from Investment Operations	(.014)	(.315)	(.160)	.367	.416	.228
Distributions
Dividends from Net Investment Income	(.196)	(.225)	(.046)	(.081)	(.256)	(.238)
Distributions from Realized Capital Gains	—	—	(.024)	(.156)	—	—
Total Distributions	(.196)	(.225)	(.070)	(.237)	(.256)	(.238)
Net Asset Value, End of Period	$9.79	$10.00	$10.54	$10.77	$10.64	$10.48
Total Return[2]	-0.15%	-2.99%	-1.50%	3.46%	4.01%	2.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,011	$6,175	$6,851	$7,818	$8,243	$7,385
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.98%	2.20%	0.44%	0.73%	2.40%	2.28%
Portfolio Turnover Rate[4]	155%	284%	213%	357%	340%	282%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 8%, 27%, 4%, 57%, 5%, and 37%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Short-Term Treasury Fund
Notes to Financial Statements
Vanguard Short-Term Treasury Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously
12

Short-Term Treasury Fund
agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2023, the fund’s average investments in long and short futures contracts represented 12% and 6% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its
13

Short-Term Treasury Fund
borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2023, the fund had contributed to Vanguard capital in the amount of $227,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
14

Short-Term Treasury Fund
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $17,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,645,512	—	6,645,512
Temporary Cash Investments	65,486	—	—	65,486
Total	65,486	6,645,512	—	6,710,998
Derivative Financial Instruments
Assets
Futures Contracts[1]	7,397	—	—	7,397
Liabilities
Futures Contracts[1]	3,396	—	—	3,396
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of July 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,914,380
Gross Unrealized Appreciation	7,998
Gross Unrealized Depreciation	(207,379)
Net Unrealized Appreciation (Depreciation)	(199,381)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2023, the fund had available capital losses totaling $317,409,000 that
15

Short-Term Treasury Fund
may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended July 31, 2023, the fund purchased $10,322,150,000 of investment securities and sold $10,267,822,000 of investment securities, other than temporary cash investments.
G.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	114,660	11,566	246,805	24,453
Issued in Lieu of Cash Distributions	9,580	969	10,550	1,046
Redeemed	(141,577)	(14,268)	(241,726)	(23,778)
Net Increase (Decrease)—Investor Shares	(17,337)	(1,733)	15,629	1,721
Admiral Shares
Issued	1,074,550	108,337	2,281,386	225,040
Issued in Lieu of Cash Distributions	102,580	10,381	120,863	11,976
Redeemed	(1,208,552)	(122,117)	(2,732,610)	(269,877)
Net Increase (Decrease)—Admiral Shares	(31,422)	(3,399)	(330,361)	(32,861)
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
16

Short-Term Treasury Fund
I.	Management has determined that no events or transactions occurred subsequent to July 31, 2023, that would require recognition or disclosure in these financial statements.
17

Short-Term Federal Fund
Fund Allocation
As of July 31, 2023
Agency Bonds and Notes	56.3%
Government Mortgage-Backed Securities	18.3
U.S. Government Securities	25.4
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
18

Short-Term Federal Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (104.7%)
U.S. Government Securities (26.7%)
[1]	United States Treasury Note/Bond	3.000%	7/31/24	300,000	293,063
[2]	United States Treasury Note/Bond	2.375%	8/15/24	575,000	557,660
	United States Treasury Note/Bond	0.375%	9/15/24	52,000	49,205
	United States Treasury Note/Bond	3.000%	7/15/25	83,000	80,030
	United States Treasury Note/Bond	1.250%	11/30/26	60,000	54,150
[2]	United States Treasury Note/Bond	2.750%	7/31/27	230,000	216,847
	United States Treasury Note/Bond	4.125%	9/30/27	99,200	98,549
	United States Treasury Note/Bond	3.500%	4/30/28	12,100	11,737
					1,361,241
Agency Bonds and Notes (58.9%)
[3]	AID-Israel	0.000%	11/1/24	6,905	6,445
[4]	Fannie Mae Interest Strip	0.000%	11/15/25	8,000	7,159
[4]	Fannie Mae Principal Strip	0.000%	11/15/30	7,000	5,044
[4]	Federal Farm Credit Banks Funding Corp.	0.680%	3/9/26	275,000	246,821
[4]	Federal Farm Credit Banks Funding Corp.	4.820%	6/23/26	109,000	108,318
[4]	Federal Home Loan Banks	0.830%	2/10/27	136,475	119,298
[4]	Federal Home Loan Banks	0.850%	2/17/27	100,000	87,427
[4]	Federal Home Loan Banks	1.020%	2/24/27	10,570	9,293
[4]	Federal Home Loan Banks	0.900%	2/26/27	105,695	92,508
[4]	Federal Home Loan Banks	0.920%	2/26/27	25,900	22,685
[4]	Federal Home Loan Banks	1.115%	2/26/27	49,145	43,352
[4]	Federal Home Loan Banks	4.000%	6/30/28	35,000	34,473
[4]	Federal Home Loan Mortgage Corp.	5.150%	1/24/25	250,000	248,221
[4]	Federal Home Loan Mortgage Corp.	5.150%	2/14/25	250,000	248,082
[4]	Federal Home Loan Mortgage Corp.	5.450%	2/28/25	250,000	249,060
[4]	Federal Home Loan Mortgage Corp.	4.320%	3/21/25	150,000	147,397
[4]	Federal Home Loan Mortgage Corp.	0.680%	8/6/25	73,100	66,914
[4]	Federal Home Loan Mortgage Corp.	4.050%	8/28/25	125,000	122,033
[4]	Federal Home Loan Mortgage Corp.	4.160%	8/28/25	52,950	51,715
[4]	Federal Home Loan Mortgage Corp.	0.640%	11/24/25	174,650	158,071
[4]	Federal Home Loan Mortgage Corp.	0.700%	12/30/25	194,850	176,039
[4]	Federal National Mortgage Assn.	0.650%	12/17/25	138,500	125,064
[4]	Federal National Mortgage Assn.	0.650%	12/17/25	180,495	162,985
[4]	Freddie Mac Principal Strips	0.000%	3/15/31	19,983	14,174
	Private Export Funding Corp.	3.550%	1/15/24	8,700	8,609
	Private Export Funding Corp.	1.400%	7/15/28	26,000	22,482
	Resolution Funding Corp. Interest Strip	0.000%	1/15/30	4,155	3,114
19

Short-Term Federal Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Resolution Funding Corp. Principal Strip	0.000%	1/15/30	394,377	295,602
	Resolution Funding Corp. Principal Strip	0.000%	4/15/30	171,307	126,886
					3,009,271
Conventional Mortgage-Backed Securities (12.2%)
[4,5]	Freddie Mac Gold Pool	2.000%	9/1/28–6/1/30	1,949	1,739
[4,5,6]	UMBS Pool	2.000%	10/1/27–8/17/38	161,887	143,222
[4,5,6]	UMBS Pool	3.500%	1/1/33–9/1/34	50,116	48,060
[4,5]	UMBS Pool	3.000%	12/1/34	163	152
[4,5,6]	UMBS Pool	2.500%	2/1/35–8/14/53	110,869	99,210
[4,5,6]	UMBS Pool	1.500%	8/17/38	140,000	120,641
[4,5,6]	UMBS Pool	4.500%	8/17/38–5/1/53	57,608	55,818
[4,5]	UMBS Pool	5.500%	10/1/52–6/1/53	85,556	85,080
[4,5,6]	UMBS Pool	6.500%	8/14/53–9/14/53	70,500	71,832
					625,754
Nonconventional Mortgage-Backed Securities (6.9%)
[4,5]	Fannie Mae REMICS	3.000%	6/25/48–2/25/52	134,272	100,174
[4,5]	Fannie Mae REMICS	4.500%	8/25/49	2,706	2,609
[4,5]	Fannie Mae REMICS	1.500%	12/25/51	19,540	10,607
[4,5]	Freddie Mac REMICS	4.500%	10/25/44–1/25/47	7,883	7,611
[4,5]	Freddie Mac REMICS	2.500%	9/25/48–12/25/48	20,040	17,269
[4,5]	Freddie Mac REMICS	3.000%	11/25/48–2/25/52	134,873	102,100
[4,5]	Freddie Mac REMICS	2.000%	12/25/51	177	95
[5]	Ginnie Mae REMICS	3.000%	11/20/50–12/20/51	96,654	67,168
[5]	Ginnie Mae REMICS	1.500%	2/20/51–12/20/51	35,413	29,099
[5]	Ginnie Mae REMICS	2.500%	9/20/51	3,285	2,290
[5]	Ginnie Mae REMICS	2.000%	11/20/51	17,983	11,384
[5]	Ginnie Mae REMICS	3.500%	11/20/51	565	431
					350,837
Total U.S. Government and Agency Obligations (Cost $5,690,823)					5,347,103
20

Short-Term Federal Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.9%)
Money Market Fund (1.9%)
[7]	Vanguard Market Liquidity Fund (Cost $94,133)	5.274%	941,588	94,140
Total Investments (106.6%) (Cost $5,784,956)				5,441,243
Other Assets and Liabilities—Net (-6.6%)				(335,543)
Net Assets (100%)				5,105,700
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $20,921,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $697,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	U.S. government-guaranteed.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2023.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2023	4,120	836,489	(5,858)
5-Year U.S. Treasury Note	September 2023	1,299	138,760	(1,070)
				(6,928)
Short Futures Contracts
10-Year U.S. Treasury Note	September 2023	(4,662)	(519,376)	9,044
Long U.S. Treasury Bond	September 2023	(154)	(19,163)	330
Ultra 10-Year U.S. Treasury Note	September 2023	(1,105)	(129,268)	3,114
Ultra Long U.S. Treasury Bond	September 2023	(1,367)	(180,743)	3,350
				15,838
				8,910

See accompanying Notes, which are an integral part of the Financial Statements.
21

Short-Term Federal Fund
Statement of Assets and Liabilities
As of July 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,690,823)	5,347,103
Affiliated Issuers (Cost $94,133)	94,140
Total Investments in Securities	5,441,243
Investment in Vanguard	174
Cash	373
Receivables for Investment Securities Sold	112,947
Receivables for Accrued Income	33,287
Receivables for Capital Shares Issued	12,193
Other Assets	111
Total Assets	5,600,328
Liabilities
Payables for Investment Securities Purchased	483,778
Payables for Capital Shares Redeemed	7,976
Payables for Distributions	2,201
Payables to Vanguard	242
Variation Margin Payable—Futures Contracts	431
Total Liabilities	494,628
Net Assets	5,105,700
At July 31, 2023, net assets consisted of:

Paid-in Capital	5,751,940
Total Distributable Earnings (Loss)	(646,240)
Net Assets	5,105,700

Investor Shares—Net Assets
Applicable to 43,892,638 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	437,387
Net Asset Value Per Share—Investor Shares	$9.96

Admiral Shares—Net Assets
Applicable to 468,475,015 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,668,313
Net Asset Value Per Share—Admiral Shares	$9.96

See accompanying Notes, which are an integral part of the Financial Statements.
22

Short-Term Federal Fund
Statement of Operations

Six Months Ended July 31, 2023
($000)
Investment Income
Income
Interest[1]	91,566
Total Income	91,566
Expenses
The Vanguard Group—Note B
Investment Advisory Services	298
Management and Administrative—Investor Shares	400
Management and Administrative—Admiral Shares	1,915
Marketing and Distribution—Investor Shares	20
Marketing and Distribution—Admiral Shares	154
Custodian Fees	23
Shareholders’ Reports—Investor Shares	11
Shareholders’ Reports—Admiral Shares	39
Trustees’ Fees and Expenses	1
Other Expenses	8
Total Expenses	2,869
Expenses Paid Indirectly	(10)
Net Expenses	2,859
Net Investment Income	88,707
Realized Net Gain (Loss)
Investment Securities Sold[1]	(85,502)
Futures Contracts	(10,135)
Realized Net Gain (Loss)	(95,637)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(26,519)
Futures Contracts	25,158
Change in Unrealized Appreciation (Depreciation)	(1,361)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,291)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,046,000, $5,000, and ($4,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
23

Short-Term Federal Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2023	Year Ended January 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	88,707	123,862
Realized Net Gain (Loss)	(95,637)	(195,098)
Change in Unrealized Appreciation (Depreciation)	(1,361)	(208,194)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,291)	(279,430)
Distributions
Investor Shares	(7,464)	(9,215)
Admiral Shares	(80,669)	(114,891)
Total Distributions	(88,133)	(124,106)
Capital Share Transactions
Investor Shares	(33,562)	(103,279)
Admiral Shares	(296,539)	(1,830,715)
Net Increase (Decrease) from Capital Share Transactions	(330,101)	(1,933,994)
Total Increase (Decrease)	(426,525)	(2,337,530)
Net Assets
Beginning of Period	5,532,225	7,869,755
End of Period	5,105,700	5,532,225

See accompanying Notes, which are an integral part of the Financial Statements.
24

Short-Term Federal Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.15	$10.70	$11.02	$10.79	$10.57	$10.55
Investment Operations
Net Investment Income[1]	.164	.182	.054	.125	.246	.208
Net Realized and Unrealized Gain (Loss) on Investments	(.191)	(.545)	(.215)	.274	.221	.021
Total from Investment Operations	(.027)	(.363)	(.161)	.399	.467	.229
Distributions
Dividends from Net Investment Income	(.163)	(.187)	(.053)	(.127)	(.247)	(.209)
Distributions from Realized Capital Gains	—	—	(.106)	(.042)	—	—
Total Distributions	(.163)	(.187)	(.159)	(.169)	(.247)	(.209)
Net Asset Value, End of Period	$9.96	$10.15	$10.70	$11.02	$10.79	$10.57
Total Return[2]	-0.27%	-3.39%	-1.48%	3.71%	4.46%	2.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$437	$479	$612	$767	$623	$622
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%[3]	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.28%	1.76%	0.50%	1.14%	2.30%	1.98%
Portfolio Turnover Rate[4]	169%	442%	424%	663%	499%	327%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 47%, 86%, 87%, 180%, 32%, and 90%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
25

Short-Term Federal Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.15	$10.70	$11.02	$10.79	$10.57	$10.55
Investment Operations
Net Investment Income[1]	.169	.189	.065	.130	.257	.219
Net Realized and Unrealized Gain (Loss) on Investments	(.192)	(.542)	(.215)	.280	.220	.020
Total from Investment Operations	(.023)	(.353)	(.150)	.410	.477	.239
Distributions
Dividends from Net Investment Income	(.167)	(.197)	(.064)	(.138)	(.257)	(.219)
Distributions from Realized Capital Gains	—	—	(.106)	(.042)	—	—
Total Distributions	(.167)	(.197)	(.170)	(.180)	(.257)	(.219)
Net Asset Value, End of Period	$9.96	$10.15	$10.70	$11.02	$10.79	$10.57
Total Return[2]	-0.22%	-3.29%	-1.38%	3.81%	4.56%	2.30%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,668	$5,053	$7,258	$7,280	$4,371	$3,963
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.38%	1.84%	0.59%	1.19%	2.40%	2.08%
Portfolio Turnover Rate[4]	169%	442%	424%	663%	499%	327%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 47%, 86%, 87%, 180%, 32%, and 90%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
26

Short-Term Federal Fund
Notes to Financial Statements
Vanguard Short-Term Federal Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At July 31, 2023, counterparties had deposited in segregated accounts cash of $354,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be
27

Short-Term Federal Fund
repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2023, the fund’s average investments in long and short futures contracts represented 17% and 17% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
28

Short-Term Federal Fund
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
29

Short-Term Federal Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2023, the fund had contributed to Vanguard capital in the amount of $174,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $10,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,347,103	—	5,347,103
Temporary Cash Investments	94,140	—	—	94,140
Total	94,140	5,347,103	—	5,441,243
Derivative Financial Instruments
Assets
Futures Contracts[1]	15,838	—	—	15,838
Liabilities
Futures Contracts[1]	6,928	—	—	6,928
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
30

Short-Term Federal Fund
E.	As of July 31, 2023, gross unrealized appreciation and depreciation for investments, derivatives, and sale commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,787,558
Gross Unrealized Appreciation	16,471
Gross Unrealized Depreciation	(353,876)
Net Unrealized Appreciation (Depreciation)	(337,405)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2023, the fund had available capital losses totaling $232,855,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended July 31, 2023, the fund purchased $9,286,636,000 of investment securities and sold $9,587,815,000 of investment securities, other than temporary cash investments.
G.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	41,616	4,140	105,918	10,330
Issued in Lieu of Cash Distributions	6,646	662	8,218	807
Redeemed	(81,824)	(8,147)	(217,415)	(21,103)
Net Increase (Decrease)—Investor Shares	(33,562)	(3,345)	(103,279)	(9,966)
Admiral Shares
Issued	697,835	69,515	2,647,414	255,182
Issued in Lieu of Cash Distributions	68,158	6,794	98,482	9,653
Redeemed	(1,062,532)	(105,813)	(4,576,611)	(444,960)
Net Increase (Decrease)—Admiral Shares	(296,539)	(29,504)	(1,830,715)	(180,125)
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
31

Short-Term Federal Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to July 31, 2023, that would require recognition or disclosure in these financial statements.
32

Intermediate-Term Treasury Fund
Fund Allocation
As of July 31, 2023
Agency Bonds and Notes	3.4%
Government Mortgage-Backed Securities	10.7
U.S. Government Securities	85.9
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
33

Intermediate-Term Treasury Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (101.4%)
U.S. Government Securities (87.1%)
United States Treasury Note/Bond	1.500%	8/15/26	93,000	85,124
United States Treasury Note/Bond	0.750%	8/31/26	166,900	149,141
United States Treasury Note/Bond	1.375%	8/31/26	126,000	114,798
United States Treasury Note/Bond	0.875%	9/30/26	99,100	88,787
United States Treasury Note/Bond	1.625%	9/30/26	29,000	26,594
United States Treasury Note/Bond	1.125%	10/31/26	77,462	69,764
United States Treasury Note/Bond	1.625%	10/31/26	15,000	13,730
United States Treasury Note/Bond	1.250%	11/30/26	155,000	139,887
United States Treasury Note/Bond	1.250%	12/31/26	156,700	141,226
United States Treasury Note/Bond	2.500%	3/31/27	20,000	18,750
United States Treasury Note/Bond	0.500%	4/30/27	30,000	26,044
United States Treasury Note/Bond	0.500%	5/31/27	25,000	21,648
United States Treasury Note/Bond	2.625%	5/31/27	13,500	12,686
United States Treasury Note/Bond	0.500%	6/30/27	125,000	107,969
United States Treasury Note/Bond	3.250%	6/30/27	50,000	48,086
United States Treasury Note/Bond	0.375%	7/31/27	115,000	98,523
United States Treasury Note/Bond	0.375%	9/30/27	120,000	102,263
United States Treasury Note/Bond	0.500%	10/31/27	100,000	85,453
United States Treasury Note/Bond	0.625%	11/30/27	60,000	51,431
United States Treasury Note/Bond	0.625%	12/31/27	39,000	33,351
United States Treasury Note/Bond	1.125%	2/29/28	3,440	2,998
United States Treasury Note/Bond	1.250%	4/30/28	83,700	73,107
United States Treasury Note/Bond	1.250%	5/31/28	52,500	45,765
United States Treasury Note/Bond	1.250%	6/30/28	36,600	31,848
United States Treasury Note/Bond	1.000%	7/31/28	57,500	49,297
United States Treasury Note/Bond	2.875%	8/15/28	8,700	8,183
United States Treasury Note/Bond	5.500%	8/15/28	10,000	10,559
United States Treasury Note/Bond	1.125%	8/31/28	110,150	94,867
United States Treasury Note/Bond	1.250%	9/30/28	137,500	118,916
United States Treasury Note/Bond	1.375%	10/31/28	121,130	105,232
United States Treasury Note/Bond	3.125%	11/15/28	111,100	105,614
United States Treasury Note/Bond	5.250%	11/15/28	24,000	25,125
United States Treasury Note/Bond	1.500%	11/30/28	167,089	145,916
United States Treasury Note/Bond	1.375%	12/31/28	24,300	21,054
United States Treasury Note/Bond	1.750%	1/31/29	131,600	116,137
United States Treasury Note/Bond	2.625%	2/15/29	119,200	110,148
United States Treasury Note/Bond	1.875%	2/28/29	120,891	107,253
34

Intermediate-Term Treasury Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.375%	3/31/29	151,050	137,503
	United States Treasury Note/Bond	2.875%	4/30/29	108,400	101,320
	United States Treasury Note/Bond	2.375%	5/15/29	98,700	89,755
	United States Treasury Note/Bond	2.750%	5/31/29	126,900	117,739
	United States Treasury Note/Bond	3.250%	6/30/29	106,500	101,491
	United States Treasury Note/Bond	2.625%	7/31/29	114,800	105,616
	United States Treasury Note/Bond	3.125%	8/31/29	107,500	101,688
	United States Treasury Note/Bond	3.875%	9/30/29	99,200	97,759
	United States Treasury Note/Bond	4.000%	10/31/29	92,300	91,608
	United States Treasury Note/Bond	3.875%	11/30/29	91,500	90,213
	United States Treasury Note/Bond	3.875%	12/31/29	50,000	49,297
	United States Treasury Note/Bond	3.500%	1/31/30	80,000	77,212
	United States Treasury Note/Bond	4.000%	2/28/30	101,800	101,164
	United States Treasury Note/Bond	3.500%	4/30/30	29,200	28,187
	United States Treasury Note/Bond	0.625%	5/15/30	102,000	81,377
	United States Treasury Note/Bond	3.750%	6/30/30	39,700	38,918
	United States Treasury Note/Bond	4.000%	7/31/30	21,500	21,413
[1]	United States Treasury Note/Bond	0.625%	8/15/30	85,300	67,614
	United States Treasury Note/Bond	1.625%	5/15/31	65,800	55,539
	United States Treasury Note/Bond	1.250%	8/15/31	117,600	95,789
	United States Treasury Note/Bond	1.375%	11/15/31	96,000	78,525
	United States Treasury Note/Bond	1.875%	2/15/32	88,900	75,482
	United States Treasury Note/Bond	2.875%	5/15/32	107,000	98,273
	United States Treasury Note/Bond	2.750%	8/15/32	156,800	142,345
	United States Treasury Note/Bond	4.125%	11/15/32	160,300	162,128
	United States Treasury Note/Bond	3.500%	2/15/33	97,200	93,677
					4,908,906
Agency Bonds and Notes (3.5%)
[2]	AID-Israel	0.000%	11/1/24	50,000	46,668
[3]	Fannie Mae Principal Strip	0.000%	11/15/30	6,000	4,323
[3]	Federal Home Loan Mortgage Corp.	1.500%	7/27/32	18,340	14,043
[3]	Freddie Mac Principal Strips	0.000%	3/15/31	26,475	18,779
	Private Export Funding Corp.	3.550%	1/15/24	10,300	10,193
	Private Export Funding Corp.	1.400%	7/15/28	22,000	19,024
	Resolution Funding Corp. Principal Strip	0.000%	1/15/30	15,000	11,243
	Resolution Funding Corp. Principal Strip	0.000%	4/15/30	98,000	72,588
					196,861
Conventional Mortgage-Backed Securities (9.5%)
[3,4,5]	UMBS Pool	2.500%	11/25/47–8/14/53	101,722	86,798
[3,4]	UMBS Pool	5.500%	10/1/52–6/1/53	98,067	97,591
[3,4]	UMBS Pool	6.000%	10/1/52–7/1/53	54,305	54,904
[3,4]	UMBS Pool	4.500%	11/1/52–5/1/53	62,955	60,371
[3,4,5]	UMBS Pool	6.500%	8/14/53–9/14/53	231,500	235,876
					535,540
Nonconventional Mortgage-Backed Securities (1.3%)
[3,4]	Freddie Mac REMICS	2.500%	9/25/48–12/25/48	46,806	40,544
[3,4]	Freddie Mac REMICS	2.000%	5/25/51	17,785	14,834
[4]	Ginnie Mae REMICS	1.100%	1/20/51	24,467	18,445
					73,823
Total U.S. Government and Agency Obligations (Cost $5,897,615)					5,715,130
35

Intermediate-Term Treasury Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[6]	Vanguard Market Liquidity Fund (Cost $42,950)	5.274%	429,564	42,948
Total Investments (102.2%) (Cost $5,940,565)				5,758,078
Other Assets and Liabilities—Net (-2.2%)				(122,056)
Net Assets (100%)				5,636,022
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $7,030,000 have been segregated as initial margin for open futures contracts.
2	U.S. government-guaranteed.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2023.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2023	338	68,625	(34)
5-Year U.S. Treasury Note	September 2023	1,504	160,658	(788)
10-Year U.S. Treasury Note	September 2023	682	75,979	(19)
Ultra 10-Year U.S. Treasury Note	September 2023	1,409	164,831	(1,943)
				(2,784)
Short Futures Contracts
Long U.S. Treasury Bond	September 2023	(103)	(12,817)	(27)
Ultra Long U.S. Treasury Bond	September 2023	(327)	(43,236)	871
				844
				(1,940)

See accompanying Notes, which are an integral part of the Financial Statements.
36

Intermediate-Term Treasury Fund
Statement of Assets and Liabilities
As of July 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,897,615)	5,715,130
Affiliated Issuers (Cost $42,950)	42,948
Total Investments in Securities	5,758,078
Investment in Vanguard	189
Cash	981
Receivables for Investment Securities Sold	554,257
Receivables for Accrued Income	30,182
Receivables for Capital Shares Issued	5,551
Variation Margin Receivable—Futures Contracts	235
Other Assets	67
Total Assets	6,349,540
Liabilities
Payables for Investment Securities Purchased	704,933
Payables for Capital Shares Redeemed	6,383
Payables for Distributions	1,930
Payables to Vanguard	272
Total Liabilities	713,518
Net Assets	5,636,022
At July 31, 2023, net assets consisted of:

Paid-in Capital	6,534,346
Total Distributable Earnings (Loss)	(898,324)
Net Assets	5,636,022

Investor Shares—Net Assets
Applicable to 57,106,108 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	562,521
Net Asset Value Per Share—Investor Shares	$9.85

Admiral Shares—Net Assets
Applicable to 515,052,297 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,073,501
Net Asset Value Per Share—Admiral Shares	$9.85

See accompanying Notes, which are an integral part of the Financial Statements.
37

Intermediate-Term Treasury Fund
Statement of Operations

Six Months Ended July 31, 2023
($000)
Investment Income
Income
Interest[1]	100,719
Total Income	100,719
Expenses
The Vanguard Group—Note B
Investment Advisory Services	313
Management and Administrative—Investor Shares	512
Management and Administrative—Admiral Shares	1,984
Marketing and Distribution—Investor Shares	22
Marketing and Distribution—Admiral Shares	160
Custodian Fees	14
Shareholders’ Reports—Investor Shares	13
Shareholders’ Reports—Admiral Shares	36
Trustees’ Fees and Expenses	1
Other Expenses	7
Total Expenses	3,062
Expenses Paid Indirectly	(11)
Net Expenses	3,051
Net Investment Income	97,668
Realized Net Gain (Loss)
Investment Securities Sold[1]	(181,061)
Futures Contracts	3,241
Realized Net Gain (Loss)	(177,820)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	4,216
Futures Contracts	225
Change in Unrealized Appreciation (Depreciation)	4,441
Net Increase (Decrease) in Net Assets Resulting from Operations	(75,711)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,749,000, $31,000, and ($18,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
38

Intermediate-Term Treasury Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2023	Year Ended January 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	97,668	117,580
Realized Net Gain (Loss)	(177,820)	(481,878)
Change in Unrealized Appreciation (Depreciation)	4,441	(43,258)
Net Increase (Decrease) in Net Assets Resulting from Operations	(75,711)	(407,556)
Distributions
Investor Shares	(9,999)	(13,002)
Admiral Shares	(87,602)	(104,545)
Total Distributions	(97,601)	(117,547)
Capital Share Transactions
Investor Shares	(24,904)	(89,101)
Admiral Shares	372,972	(35,077)
Net Increase (Decrease) from Capital Share Transactions	348,068	(124,178)
Total Increase (Decrease)	174,756	(649,281)
Net Assets
Beginning of Period	5,461,266	6,110,547
End of Period	5,636,022	5,461,266

See accompanying Notes, which are an integral part of the Financial Statements.
39

Intermediate-Term Treasury Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.16	$11.12	$11.65	$11.57	$10.96	$10.88
Investment Operations
Net Investment Income[1]	.171	.208	.107	.129	.255	.260
Net Realized and Unrealized Gain (Loss) on Investments	(.310)	(.959)	(.511)	.507	.611	.081
Total from Investment Operations	(.139)	(.751)	(.404)	.636	.866	.341
Distributions
Dividends from Net Investment Income	(.171)	(.209)	(.107)	(.127)	(.256)	(.261)
Distributions from Realized Capital Gains	—	—	(.019)	(.429)	—	—
Total Distributions	(.171)	(.209)	(.126)	(.556)	(.256)	(.261)
Net Asset Value, End of Period	$9.85	$10.16	$11.12	$11.65	$11.57	$10.96
Total Return[2]	-1.38%	-6.75%	-3.49%	5.50%	7.98%	3.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$563	$605	$757	$953	$917	$837
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%[3]	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.45%	2.00%	0.93%	1.07%	2.27%	2.42%
Portfolio Turnover Rate[4]	116%	175%	181%	309%	214%	231%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 10%, 12%, 3%, 37%, 5%, and 35%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
40

Intermediate-Term Treasury Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.16	$11.12	$11.65	$11.57	$10.96	$10.88
Investment Operations
Net Investment Income[1]	.176	.219	.118	.139	.267	.272
Net Realized and Unrealized Gain (Loss) on Investments	(.310)	(.959)	(.511)	.509	.610	.080
Total from Investment Operations	(.134)	(.740)	(.393)	.648	.877	.352
Distributions
Dividends from Net Investment Income	(.176)	(.220)	(.118)	(.139)	(.267)	(.272)
Distributions from Realized Capital Gains	—	—	(.019)	(.429)	—	—
Total Distributions	(.176)	(.220)	(.137)	(.568)	(.267)	(.272)
Net Asset Value, End of Period	$9.85	$10.16	$11.12	$11.65	$11.57	$10.96
Total Return[2]	-1.33%	-6.66%	-3.39%	5.60%	8.09%	3.30%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,074	$4,856	$5,353	$6,237	$5,452	$4,976
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.55%	2.12%	1.03%	1.16%	2.37%	2.52%
Portfolio Turnover Rate[4]	116%	175%	181%	309%	214%	231%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 10%, 12%, 3%, 37%, 5%, and 35%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
41

Intermediate-Term Treasury Fund
Notes to Financial Statements
Vanguard Intermediate-Term Treasury Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At July 31, 2023, counterparties had deposited in segregated accounts cash of $206,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be
42

Intermediate-Term Treasury Fund
repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2023, the fund’s average investments in long and short futures contracts represented 12% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
43

Intermediate-Term Treasury Fund
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
44

Intermediate-Term Treasury Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2023, the fund had contributed to Vanguard capital in the amount of $189,000, representing less than 0.01% of the fund’s net assets and 0.08% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $11,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,715,130	—	5,715,130
Temporary Cash Investments	42,948	—	—	42,948
Total	42,948	5,715,130	—	5,758,078
Derivative Financial Instruments
Assets
Futures Contracts[1]	871	—	—	871
Liabilities
Futures Contracts[1]	2,811	—	—	2,811
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
45

Intermediate-Term Treasury Fund
E.	As of July 31, 2023, gross unrealized appreciation and depreciation for investments, derivatives, and sale commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,968,923
Gross Unrealized Appreciation	3,002
Gross Unrealized Depreciation	(215,787)
Net Unrealized Appreciation (Depreciation)	(212,785)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2023, the fund had available capital losses totaling $517,841,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended July 31, 2023, the fund purchased $6,742,099,000 of investment securities and sold $6,323,068,000 of investment securities, other than temporary cash investments.
G.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	51,007	5,082	113,533	11,014
Issued in Lieu of Cash Distributions	8,999	899	11,764	1,145
Redeemed	(84,910)	(8,456)	(214,398)	(20,652)
Net Increase (Decrease)—Investor Shares	(24,904)	(2,475)	(89,101)	(8,493)
Admiral Shares
Issued	847,596	84,643	1,596,237	154,834
Issued in Lieu of Cash Distributions	76,614	7,658	89,471	8,721
Redeemed	(551,238)	(55,098)	(1,720,785)	(167,012)
Net Increase (Decrease)—Admiral Shares	372,972	37,203	(35,077)	(3,457)
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
46

Intermediate-Term Treasury Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to July 31, 2023, that would require recognition or disclosure in these financial statements.
47

Long-Term Treasury Fund
Fund Allocation
As of July 31, 2023
Agency Bonds and Notes	6.0%
Government Mortgage-Backed Securities	9.2
U.S. Government Securities	84.8
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
48

Long-Term Treasury Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (101.6%)
U.S. Government Securities (86.2%)
	United States Treasury Note/Bond	4.500%	5/15/38	3,000	3,174
	United States Treasury Note/Bond	4.250%	5/15/39	7,700	7,909
	United States Treasury Note/Bond	4.500%	8/15/39	10,000	10,563
	United States Treasury Note/Bond	4.375%	11/15/39	600	623
	United States Treasury Note/Bond	4.625%	2/15/40	29,000	31,030
	United States Treasury Note/Bond	1.125%	5/15/40	58,650	37,188
	United States Treasury Note/Bond	4.375%	5/15/40	1,500	1,556
[1]	United States Treasury Note/Bond	1.125%	8/15/40	85,300	53,566
	United States Treasury Note/Bond	3.875%	8/15/40	9,791	9,529
	United States Treasury Note/Bond	1.375%	11/15/40	46,900	30,676
	United States Treasury Note/Bond	4.250%	11/15/40	31,000	31,620
	United States Treasury Note/Bond	1.875%	2/15/41	82,800	58,892
	United States Treasury Note/Bond	4.750%	2/15/41	41,400	44,848
	United States Treasury Note/Bond	2.250%	5/15/41	99,700	75,227
	United States Treasury Note/Bond	4.375%	5/15/41	15,363	15,855
	United States Treasury Note/Bond	1.750%	8/15/41	108,390	74,721
	United States Treasury Note/Bond	3.750%	8/15/41	4,770	4,520
	United States Treasury Note/Bond	2.000%	11/15/41	113,200	81,203
	United States Treasury Note/Bond	3.125%	11/15/41	21,900	18,937
	United States Treasury Note/Bond	2.375%	2/15/42	43,500	33,182
	United States Treasury Note/Bond	3.125%	2/15/42	38,500	33,182
	United States Treasury Note/Bond	3.000%	5/15/42	33,800	28,466
	United States Treasury Note/Bond	3.250%	5/15/42	66,780	58,401
	United States Treasury Note/Bond	2.750%	8/15/42	37,000	29,872
	United States Treasury Note/Bond	3.375%	8/15/42	66,000	58,709
	United States Treasury Note/Bond	2.750%	11/15/42	73,000	58,811
	United States Treasury Note/Bond	4.000%	11/15/42	57,900	56,398
	United States Treasury Note/Bond	3.125%	2/15/43	44,111	37,618
	United States Treasury Note/Bond	3.875%	2/15/43	53,000	50,648
	United States Treasury Note/Bond	2.875%	5/15/43	60,046	49,097
	United States Treasury Note/Bond	3.875%	5/15/43	10,000	9,561
	United States Treasury Note/Bond	3.750%	11/15/43	27,557	25,740
	United States Treasury Note/Bond	3.625%	2/15/44	25,000	22,906
	United States Treasury Note/Bond	3.375%	5/15/44	29,500	25,988
	United States Treasury Note/Bond	3.125%	8/15/44	59,449	50,262
	United States Treasury Note/Bond	3.000%	11/15/44	64,651	53,458
	United States Treasury Note/Bond	2.500%	2/15/45	56,900	43,013
49

Long-Term Treasury Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.000%	5/15/45	40,205	33,151
	United States Treasury Note/Bond	2.875%	8/15/45	48,963	39,438
	United States Treasury Note/Bond	3.000%	11/15/45	32,100	26,402
	United States Treasury Note/Bond	2.500%	2/15/46	9,295	6,973
	United States Treasury Note/Bond	2.500%	5/15/46	810	607
	United States Treasury Note/Bond	2.250%	8/15/46	45,600	32,433
	United States Treasury Note/Bond	2.875%	11/15/46	19,969	16,031
	United States Treasury Note/Bond	3.000%	2/15/47	44,998	36,919
	United States Treasury Note/Bond	3.000%	5/15/47	2,636	2,162
	United States Treasury Note/Bond	2.750%	8/15/47	25,230	19,746
	United States Treasury Note/Bond	2.750%	11/15/47	22,690	17,755
	United States Treasury Note/Bond	3.125%	5/15/48	13,000	10,912
	United States Treasury Note/Bond	3.000%	8/15/48	16,533	13,562
	United States Treasury Note/Bond	3.375%	11/15/48	3,561	3,131
	United States Treasury Note/Bond	3.000%	2/15/49	37,920	31,177
[2]	United States Treasury Note/Bond	2.875%	5/15/49	104,761	84,218
	United States Treasury Note/Bond	2.375%	11/15/49	36,400	26,407
	United States Treasury Note/Bond	2.000%	2/15/50	89,000	59,255
	United States Treasury Note/Bond	1.250%	5/15/50	87,200	47,524
	United States Treasury Note/Bond	1.375%	8/15/50	113,297	63,818
	United States Treasury Note/Bond	1.625%	11/15/50	97,012	58,419
	United States Treasury Note/Bond	1.875%	2/15/51	126,600	81,301
	United States Treasury Note/Bond	2.375%	5/15/51	84,800	61,202
	United States Treasury Note/Bond	2.000%	8/15/51	119,000	78,670
	United States Treasury Note/Bond	1.875%	11/15/51	88,700	56,726
	United States Treasury Note/Bond	2.250%	2/15/52	113,000	79,224
	United States Treasury Note/Bond	2.875%	5/15/52	89,000	71,645
	United States Treasury Note/Bond	3.000%	8/15/52	73,500	60,718
	United States Treasury Note/Bond	4.000%	11/15/52	83,800	83,735
	United States Treasury Note/Bond	3.625%	2/15/53	106,700	99,531
					2,619,741
Agency Bonds and Notes (6.1%)
[3]	Fannie Mae Principal Strip	0.000%	8/6/38	36,000	18,031
	Federal Farm Credit Banks Funding Corp.	3.820%	6/15/37	25,000	22,874
	Federal Farm Credit Banks Funding Corp.	4.000%	9/8/37	25,000	23,261
[3]	Federal Home Loan Mortgage Corp.	0.000%	12/14/29	20,000	15,066
[3]	Federal Home Loan Mortgage Corp.	0.000%	11/15/38	14,465	7,154
[3]	Federal National Mortgage Assn.	0.000%	11/15/30	49,591	35,733
[3]	Freddie Mac Principal Strips	0.000%	3/15/31	68,687	48,720
	Resolution Funding Corp. Principal Strip	0.000%	1/15/30	20,000	14,991
					185,830
Conventional Mortgage-Backed Securities (9.0%)
[3,4]	UMBS Pool	2.500%	2/1/52–5/1/53	36,562	30,820
[3,4]	UMBS Pool	6.000%	10/1/52–7/1/53	29,373	29,696
[3,4]	UMBS Pool	4.500%	11/1/52–5/1/53	33,886	32,497
[3,4]	UMBS Pool	5.500%	2/1/53–6/1/53	52,473	52,202
[3,4,5]	UMBS Pool	6.500%	8/14/53–9/14/53	127,500	129,910
					275,125
Nonconventional Mortgage-Backed Securities (0.3%)
[4]	Ginnie Mae REMICS	1.100%	1/20/51	13,175	9,932
Total U.S. Government and Agency Obligations (Cost $3,677,053)					3,090,628
50

Long-Term Treasury Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[6]	Vanguard Market Liquidity Fund (Cost $11,240)	5.274%	112,420	11,240
Total Investments (102.0%) (Cost $3,688,293)				3,101,868
Other Assets and Liabilities—Net (-2.0%)				(61,998)
Net Assets (100%)				3,039,870
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $12,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $13,105,000 have been segregated as initial margin for open futures contracts.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2023.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2023	326	66,188	(44)
5-Year U.S. Treasury Note	September 2023	817	87,272	(754)
Ultra Long U.S. Treasury Bond	September 2023	2,031	268,536	(6,417)
				(7,215)
Short Futures Contracts
10-Year U.S. Treasury Note	September 2023	(1,163)	(129,565)	857
Long U.S. Treasury Bond	September 2023	(93)	(11,573)	190
Ultra 10-Year U.S. Treasury Note	September 2023	(222)	(25,971)	530
				1,577
				(5,638)

See accompanying Notes, which are an integral part of the Financial Statements.
51

Long-Term Treasury Fund
Statement of Assets and Liabilities
As of July 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,677,053)	3,090,628
Affiliated Issuers (Cost $11,240)	11,240
Total Investments in Securities	3,101,868
Investment in Vanguard	104
Cash	1,026
Receivables for Investment Securities Sold	274,585
Receivables for Accrued Income	31,332
Receivables for Capital Shares Issued	2,836
Variation Margin Receivable—Futures Contracts	579
Other Assets	39
Total Assets	3,412,369
Liabilities
Payables for Investment Securities Purchased	369,396
Payables for Capital Shares Redeemed	1,915
Payables for Distributions	1,030
Payables to Vanguard	158
Total Liabilities	372,499
Net Assets	3,039,870
At July 31, 2023, net assets consisted of:

Paid-in Capital	4,166,191
Total Distributable Earnings (Loss)	(1,126,321)
Net Assets	3,039,870

Investor Shares—Net Assets
Applicable to 61,589,787 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	540,144
Net Asset Value Per Share—Investor Shares	$8.77

Admiral Shares—Net Assets
Applicable to 285,030,635 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,499,726
Net Asset Value Per Share—Admiral Shares	$8.77

See accompanying Notes, which are an integral part of the Financial Statements.
52

Long-Term Treasury Fund
Statement of Operations

Six Months Ended July 31, 2023
($000)
Investment Income
Income
Interest[1]	51,003
Total Income	51,003
Expenses
The Vanguard Group—Note B
Investment Advisory Services	172
Management and Administrative—Investor Shares	477
Management and Administrative—Admiral Shares	990
Marketing and Distribution—Investor Shares	23
Marketing and Distribution—Admiral Shares	77
Custodian Fees	6
Shareholders’ Reports—Investor Shares	26
Shareholders’ Reports—Admiral Shares	16
Trustees’ Fees and Expenses	1
Other Expenses	7
Total Expenses	1,795
Expenses Paid Indirectly	(8)
Net Expenses	1,787
Net Investment Income	49,216
Realized Net Gain (Loss)
Investment Securities Sold[1]	(114,072)
Futures Contracts	(2,571)
Realized Net Gain (Loss)	(116,643)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(76,758)
Futures Contracts	(6,840)
Change in Unrealized Appreciation (Depreciation)	(83,598)
Net Increase (Decrease) in Net Assets Resulting from Operations	(151,025)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $547,000, $4,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
53

Long-Term Treasury Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2023	Year Ended January 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	49,216	81,317
Realized Net Gain (Loss)	(116,643)	(286,651)
Change in Unrealized Appreciation (Depreciation)	(83,598)	(579,884)
Net Increase (Decrease) in Net Assets Resulting from Operations	(151,025)	(785,218)
Distributions
Investor Shares	(8,885)	(15,599)
Admiral Shares	(40,314)	(65,502)
Total Distributions	(49,199)	(81,101)
Capital Share Transactions
Investor Shares	3,147	897
Admiral Shares	199,318	198,905
Net Increase (Decrease) from Capital Share Transactions	202,465	199,802
Total Increase (Decrease)	2,241	(666,517)
Net Assets
Beginning of Period	3,037,629	3,704,146
End of Period	3,039,870	3,037,629

See accompanying Notes, which are an integral part of the Financial Statements.
54

Long-Term Treasury Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.36	$12.29	$13.55	$14.05	$11.86	$11.96
Investment Operations
Net Investment Income[1]	.143	.261	.239	.273	.331	.334
Net Realized and Unrealized Gain (Loss) on Investments	(.590)	(2.931)	(.923)	.677	2.226	(.100)
Total from Investment Operations	(.447)	(2.670)	(.684)	.950	2.557	.234
Distributions
Dividends from Net Investment Income	(.143)	(.260)	(.239)	(.273)	(.331)	(.334)
Distributions from Realized Capital Gains	—	—	(.337)	(1.177)	(.036)	—
Total Distributions	(.143)	(.260)	(.576)	(1.450)	(.367)	(.334)
Net Asset Value, End of Period	$8.77	$9.36	$12.29	$13.55	$14.05	$11.86
Total Return[2]	-4.81%	-21.78%	-4.92%	6.41%	21.84%	2.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$540	$574	$750	$931	$971	$794
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%[3]	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.18%	2.62%	1.90%	1.79%	2.55%	2.89%
Portfolio Turnover Rate[4]	67%	107%	106%	172%	96%[5]	122%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 9%, 17%, 2%, 26%, 4%, and 34%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
55

Long-Term Treasury Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.36	$12.29	$13.55	$14.05	$11.86	$11.96
Investment Operations
Net Investment Income[1]	.147	.271	.252	.288	.344	.346
Net Realized and Unrealized Gain (Loss) on Investments	(.590)	(2.931)	(.923)	.677	2.226	(.100)
Total from Investment Operations	(.443)	(2.660)	(.671)	.965	2.570	.246
Distributions
Dividends from Net Investment Income	(.147)	(.270)	(.252)	(.288)	(.344)	(.346)
Distributions from Realized Capital Gains	—	—	(.337)	(1.177)	(.036)	—
Total Distributions	(.147)	(.270)	(.589)	(1.465)	(.380)	(.346)
Net Asset Value, End of Period	$8.77	$9.36	$12.29	$13.55	$14.05	$11.86
Total Return[2]	-4.77%	-21.70%	-4.82%	6.51%	21.96%	2.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,500	$2,464	$2,954	$3,292	$3,071	$2,532
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.28%	2.73%	2.00%	1.89%	2.65%	2.99%
Portfolio Turnover Rate[4]	67%	107%	106%	172%	96%[5]	122%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 9%, 17%, 2%, 26%, 4%, and 34%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
56

Long-Term Treasury Fund
Notes to Financial Statements
Vanguard Long-Term Treasury Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously
57

Long-Term Treasury Fund
agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2023, the fund’s average investments in long and short futures contracts represented 10% and 6% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its
58

Long-Term Treasury Fund
borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2023, the fund had contributed to Vanguard capital in the amount of $104,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital
59

Long-Term Treasury Fund
received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $8,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,090,628	—	3,090,628
Temporary Cash Investments	11,240	—	—	11,240
Total	11,240	3,090,628	—	3,101,868
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,577	—	—	1,577
Liabilities
Futures Contracts[1]	7,215	—	—	7,215
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of July 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,725,935
Gross Unrealized Appreciation	1,708
Gross Unrealized Depreciation	(631,413)
Net Unrealized Appreciation (Depreciation)	(629,705)
60

Long-Term Treasury Fund
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2023, the fund had available capital losses totaling $365,955,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended July 31, 2023, the fund purchased $2,221,688,000 of investment securities and sold $2,069,090,000 of investment securities, other than temporary cash investments.
G.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	81,450	8,905	158,597	16,242
Issued in Lieu of Cash Distributions	8,219	909	14,592	1,500
Redeemed	(86,522)	(9,545)	(172,292)	(17,446)
Net Increase (Decrease)—Investor Shares	3,147	269	897	296
Admiral Shares
Issued	446,654	49,376	762,171	79,384
Issued in Lieu of Cash Distributions	35,241	3,899	57,321	5,902
Redeemed	(282,577)	(31,402)	(620,587)	(62,587)
Net Increase (Decrease)—Admiral Shares	199,318	21,873	198,905	22,699
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can,
61

Long-Term Treasury Fund
therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to July 31, 2023, that would require recognition or disclosure in these financial statements.
62

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Short-Term Treasury Fund, Vanguard Intermediate-Term Treasury Fund, Vanguard Long-Term Treasury Fund, and Vanguard Short-Term Federal Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades and has advised the Short-Term Treasury, Intermediate-Term Treasury, Long-Term Treasury, and Short-Term Federal Funds since their inceptions. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
63

Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the Short-Term Treasury, Intermediate-Term Treasury, Long-Term Treasury, and Short-Term Federal Funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
64

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Fixed Income Securities Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Short-Term Treasury Fund, Vanguard Short-Term Federal Fund, Vanguard Intermediate-Term Treasury Fund, and Vanguard Long-Term Treasury Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
65

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q322 092023

Semiannual Report   |   July 31, 2023
Vanguard Corporate Bond Funds
Vanguard Short-Term Investment-Grade Fund
Vanguard Intermediate-Term Investment-Grade Fund
Vanguard Long-Term Investment-Grade Fund

Contents
About Your Fund’s Expenses	1
Short-Term Investment-Grade Fund	3
Intermediate-Term Investment-Grade Fund	42
Long-Term Investment-Grade Fund	78
Trustees Approve Advisory Arrangements	109
Liquidity Risk Management	111

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended July 31, 2023
	Beginning Account Value 1/31/2023	Ending Account Value 7/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Short-Term Investment-Grade Fund
Investor Shares	$1,000.00	$1,007.70	$1.00
Admiral™ Shares	1,000.00	1,008.20	0.50
Institutional Shares	1,000.00	1,008.40	0.35
Intermediate-Term Investment-Grade Fund
Investor Shares	$1,000.00	$997.70	$0.99
Admiral Shares	1,000.00	998.20	0.50
Long-Term Investment-Grade Fund
Investor Shares	$1,000.00	$975.30	$1.08
Admiral Shares	1,000.00	975.70	0.59

Six Months Ended July 31, 2023
	Beginning Account Value 1/31/2023	Ending Account Value 7/31/2023	Expenses Paid During Period
Based on Hypothetical 5% Yearly Return
Short-Term Investment-Grade Fund
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.45	0.35
Intermediate-Term Investment-Grade Fund
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50
Long-Term Investment-Grade Fund
Investor Shares	$1,000.00	$1,023.70	$1.10
Admiral Shares	1,000.00	1,024.20	0.60
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Short-Term Investment-Grade Fund, 0.20% for Investor Shares, 0.10% for Admiral Shares and 0.07% for Institutional Shares; for the Intermediate-Term Investment-Grade Fund, 0.20% for Investor Shares and 0.10% for Admiral Shares; and for the Long-Term Investment-Grade Fund, 0.22% for Investor Shares and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Short-Term Investment-Grade Fund
Fund Allocation
As of July 31, 2023
Asset-Backed/Commercial Mortgage-Backed Securities	3.3%
Corporate Bonds - Communications	6.2
Corporate Bonds - Consumer Discretionary	5.9
Corporate Bonds - Consumer Staples	5.7
Corporate Bonds - Energy	5.8
Corporate Bonds - Financials	29.4
Corporate Bonds - Health Care	9.7
Corporate Bonds - Industrials	6.2
Corporate Bonds - Materials	2.4
Corporate Bonds - Real Estate	4.2
Corporate Bonds - Technology	5.0
Corporate Bonds - Utilities	5.4
Floating Rate Loan Interests	0.3
Sovereign Bonds	1.4
Taxable Municipal Bonds	0.1
U.S. Government and Agency Obligations	9.0
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Short-Term Investment-Grade Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (9.0%)
U.S. Government Securities (9.0%)
	United States Treasury Note/Bond	4.625%	2/28/25	260,000	258,009
	United States Treasury Note/Bond	3.875%	4/30/25	219,969	215,741
	United States Treasury Note/Bond	4.250%	5/31/25	64,949	64,127
	United States Treasury Note/Bond	0.250%	10/31/25	88,250	79,811
[1,2]	United States Treasury Note/Bond	0.375%	11/30/25	126,018	114,007
	United States Treasury Note/Bond	4.000%	12/15/25	150,000	147,563
[1]	United States Treasury Note/Bond	0.375%	1/31/26	416,269	374,577
[3]	United States Treasury Note/Bond	0.500%	2/28/26	452,425	407,324
	United States Treasury Note/Bond	0.750%	3/31/26	203,000	183,778
	United States Treasury Note/Bond	3.750%	4/15/26	544,646	532,902
	United States Treasury Note/Bond	3.625%	5/15/26	276,578	269,836
	United States Treasury Note/Bond	0.750%	5/31/26	282,426	254,183
	United States Treasury Note/Bond	2.125%	5/31/26	160,000	149,800
	United States Treasury Note/Bond	2.625%	5/31/27	275,000	258,414
	United States Treasury Note/Bond	3.250%	6/30/27	120,000	115,406
	United States Treasury Note/Bond	2.750%	7/31/27	170,130	160,401
	United States Treasury Note/Bond	4.125%	10/31/27	179,627	178,504
	United States Treasury Note/Bond	3.875%	12/31/27	120,000	118,163
	United States Treasury Note/Bond	0.750%	1/31/28	50,286	43,152
	United States Treasury Note/Bond	1.250%	3/31/28	93,938	82,196
	United States Treasury Note/Bond	2.875%	5/15/28	70,000	65,964
	United States Treasury Note/Bond	1.250%	5/31/28	40,898	35,652
	United States Treasury Note/Bond	1.250%	6/30/28	159,035	138,386
	United States Treasury Note/Bond	1.000%	7/31/28	173,059	148,371
	United States Treasury Note/Bond	4.125%	7/31/28	470,000	469,192
	United States Treasury Note/Bond	1.125%	8/31/28	84,865	73,090
	United States Treasury Note/Bond	1.250%	9/30/28	85,942	74,326
	United States Treasury Note/Bond	1.500%	11/30/28	120,000	104,794
Total U.S. Government and Agency Obligations (Cost $5,275,155)					5,117,669
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Asset-Backed/Commercial Mortgage-Backed Securities (3.2%)
[4]	American Express Credit Account Class A Series 2022-2	3.390%	5/15/27	28,260	27,320
[4]	American Express Credit Account Master Trust Class A Series 2022-3	3.750%	8/15/27	67,035	65,029
[4]	American Express Credit Account Master Trust Class A Series 2022-4	4.950%	10/15/27	15,770	15,696
[4]	American Express Credit Account Master Trust Class A Series 2023-2	4.800%	5/15/30	19,730	19,692
[4,5]	American Homes 4 Rent Trust Class A Series 2014-SFR2	3.786%	10/17/36	11,361	11,044
[4,5]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	3,105	2,969
[4,5]	American Homes 4 Rent Trust Class B Series 2014-SFR2	4.290%	10/17/36	3,360	3,271
[4,5]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	2,830	2,713
[4]	AmeriCredit Automobile Receivables Trust Class C Series 2020-2	1.480%	2/18/26	7,730	7,481
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2020-2	2.130%	3/18/26	7,990	7,542
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2019-2A	3.350%	9/22/25	14,490	14,106
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-5A	5.780%	4/20/28	7,030	7,006
[4]	BA Credit Card Trust Class A1 Series 2022-A1	3.530%	11/15/27	13,900	13,469
[4]	BA Credit Card Trust Class A2 Series 2022-A2	5.000%	4/15/28	13,320	13,271
[4]	Banc of America Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	4,760	4,443
[4,6]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.338%	9/15/48	1,600	1,159
[4,6]	Banc of America Funding Trust Class 2A2 Series 2006-H	4.147%	9/20/46	2,862	2,129
[4]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	3,890	3,578
[4]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	830	758
[4]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	5,500	4,872
[4]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	3,120	2,873
[4,5]	Bank of America Auto Trust Class A4 Series 2023-1A	5.390%	7/16/29	3,450	3,458

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	BBCMS Mortgage Trust Class A1 Series 2022-C16	4.021%	6/15/55	7,167	6,911
[4,6]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	3.884%	5/25/47	3,888	3,175
[4,6]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	4.124%	10/25/36	4,514	3,472
[4]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/52	2,620	2,428
[4,6]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	6,333	5,811
[4]	Capital One Multi-Asset Execution Trust Class A Series 2022-A3	4.950%	10/15/27	17,710	17,610
[4]	Capital One Multi-Asset Execution Trust Class A3 Series 2019-A3	2.060%	8/15/28	7,323	6,707
[4]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-2	3.660%	5/17/27	14,380	13,922
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2021-1	1.040%	4/15/27	12,510	11,446
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2022-2	3.690%	12/15/27	13,160	12,561
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2023-1	4.760%	8/15/28	5,010	4,973
[4]	CarMax Auto Owner Trust Class A4 Series 2023-1	4.650%	1/16/29	6,400	6,306
[4]	CarMax Auto Owner Trust Class C Series 2020-3	1.690%	4/15/26	4,840	4,630
[4]	CarMax Auto Owner Trust Class C Series 2020-4	1.300%	8/17/26	6,190	5,734
[4]	Carvana Auto Receivables Trust Class A3 Series 2021-P3	0.700%	11/10/26	18,649	17,842
[4]	Carvana Auto Receivables Trust Class A4 Series 2021-P3	1.030%	6/10/27	9,760	8,662
[4]	CD Mortgage Trust Class A3 Series 2018-CD7	4.013%	8/15/51	6,366	5,964
[4]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	3,650	3,278
[4]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	5,355	4,805
[4,6]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	6,310	5,753
[4]	CD Mortgage Trust Class AM Series 2016-CD1	2.926%	8/10/49	3,106	2,621
[4,6]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	2,840	2,478
[4,6]	CD Mortgage Trust Class AS Series 2016-CD1	3.684%	8/15/50	2,092	1,876
[4,6]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	3,319	2,652
[4,6]	CD Mortgage Trust Class C Series 2018-CD7	4.843%	8/15/51	2,830	2,112
[4]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	5,064	4,703
[4,6]	CHL Mortgage Class 1A1 Series 2006-HYB1 Pass-Through Trust	3.924%	3/20/36	2,778	2,425
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	CHL Mortgage Class 3A1 Series 2007-HYB2 Pass-Through Trust	3.644%	2/25/47	3,367	2,846
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	2,641	2,392
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	6,297	5,980
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-GC36	3.349%	2/10/49	5,412	5,117
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	4,800	4,314
[4,6]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-C5	4.228%	6/10/51	4,260	3,997
[4]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	3,800	3,170
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.573%	9/10/58	4,000	3,296
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.259%	9/15/50	2,160	1,560
[4,6]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	4.368%	7/25/37	194	184
[4]	CNH Equipment Trust Class A3 Series 2022-B	3.890%	8/16/27	8,260	8,045
[4]	CNH Equipment Trust Class A4 Series 2022-B	3.910%	3/15/28	4,270	4,093
[4]	COMM Mortgage Trust Class A3 Series 2014-CR14	3.955%	2/10/47	1,915	1,907
[4,6]	COMM Mortgage Trust Class A4 Series 2013-CR13	4.194%	11/10/46	3,617	3,584
[4,5]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	1,116	938
[4]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	5,173	4,791
[4,6]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.353%	8/15/48	4,400	3,080
[4]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	3,540	3,239
[4]	Discover Card Execution Note Trust Class A Series 2022-A2	3.320%	5/15/27	27,080	26,147
[4]	Discover Card Execution Note Trust Class A Series 2022-A4	5.030%	10/15/27	39,780	39,636
[4]	Discover Card Execution Note Trust Class A2 Series 2021-A2	1.030%	9/15/28	11,180	9,876
[4]	Discover Card Execution Note Trust Class A3 Series 2022-A3	3.560%	7/15/27	74,205	71,910
[4,5]	DLLAA LLC Class A3 Series 2023-1A	5.640%	2/22/28	4,820	4,833
[4,5]	DLLAA LLC Class A4 Series 2023-1A	5.730%	10/20/31	2,730	2,737
[4,5]	DLLMT LLC Class A4 Series 2021-1A	1.240%	6/20/29	7,940	7,398
[4]	Drive Auto Receivables Trust Class C Series 2020-2	2.280%	8/17/26	583	582

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Drive Auto Receivables Trust Class D Series 2019-4	2.700%	2/16/27	2,584	2,557
[4]	Drive Auto Receivables Trust Class D Series 2020-1	2.700%	5/17/27	3,567	3,499
[4]	Drive Auto Receivables Trust Class D Series 2020-2	3.050%	5/15/28	6,160	6,053
[4,5,6]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, SOFR30A + 0.914%	5.983%	10/25/56	6,813	6,666
[4,5]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	2,960	2,808
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2021-3	0.770%	8/20/27	8,719	8,395
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	6.769%	7/25/43	2,910	2,917
[4,6]	First Horizon Mortgage Class 1A1 Series 2006-AR3 Pass-Through Trust	3.376%	11/25/36	1,781	1,023
[4,6]	First Horizon Mortgage Class 1A1 Series 2006-AR4 Pass-Through Trust	4.140%	1/25/37	3,192	1,776
[4,6,8]	Five Mortgage Trust Class A3 Series 2023-V1	5.668%	2/10/56	850	848
[4,5]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	14,180	13,403
[4,5]	Ford Credit Auto Owner Trust Class A Series 2023-1	4.850%	8/15/35	32,740	32,340
[4]	Ford Credit Auto Owner Trust Class A4 Series 2022-B	3.930%	8/15/27	6,800	6,586
[4]	Ford Credit Auto Owner Trust Class A4 Series 2022-D	5.300%	3/15/28	6,810	6,810
[4,5]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	6,100	5,328
[4,5]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	7,484	7,046
[4]	Ford Credit Auto Owner Trust Class C Series 2020-C	1.040%	5/15/28	4,930	4,571
[4,5]	Ford Credit Auto Owner Trust Class C Series 2021-1	1.910%	10/17/33	6,400	5,673
[4,5]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2023-1	4.920%	5/15/28	15,430	15,252
[4]	Ford Credit Floorplan Master Owner Trust Class D Series 2020-1	2.120%	9/15/25	5,350	5,320
[4,5,6,7]	Freddie Mac STACR REMIC Trust Class M1A Series 2022-HQA1, SOFR30A + 2.100%	7.169%	3/25/42	3,358	3,371
[4]	GM Financial Automobile Leasing Trust Class B Series 2022-2	4.020%	5/20/26	8,240	8,000
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-3	3.640%	4/16/27	29,050	28,321
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-1	4.660%	2/16/28	13,150	12,999
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-2	0.820%	10/16/26	10,500	9,692
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-3	0.730%	8/16/27	14,240	12,955
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-4	0.990%	10/18/27	11,410	10,333
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2022-3	3.710%	12/16/27	15,490	14,737
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2022-4	4.880%	8/16/28	6,220	6,184
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-1	4.590%	7/17/28	860	843
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-4	0.730%	3/16/26	7,010	6,615
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-1	0.750%	5/17/27	3,250	3,016
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-2	1.090%	12/16/26	7,270	6,686
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-3	1.370%	1/16/26	2,200	2,109
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-4	1.050%	5/18/26	2,710	2,558
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2023-1	5.320%	10/16/28	3,540	3,494
[4]	GM Financial Consumer Automobile Receivables Trust Class D Series 2020-3	1.910%	9/16/27	3,400	3,244
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2023-1	5.120%	4/11/35	8,980	8,964
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/34	1,870	1,635
[4,5]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/34	3,380	2,948
[4,6]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	3.620%	11/19/35	430	351

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	GMF Floorplan Owner Revolving Trust Class A Series 2023-2	5.340%	6/15/30	7,830	7,859
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2020-1	1.030%	8/15/25	3,940	3,933
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2020-2	0.960%	10/15/25	8,220	8,138
[4,5]	GMF Floorplan Owner Revolving Trust Class C Series 2020-1	1.480%	8/15/25	3,210	3,204
[4,5]	GMF Floorplan Owner Revolving Trust Class C Series 2020-2	1.310%	10/15/25	5,800	5,739
[4,5]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/28	31,290	27,656
[4]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	2,501	2,262
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	9,121	8,686
[4,6]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/51	4,990	4,589
[4,6]	GS Mortgage Securities Trust Class A5 Series 2018-GS10	4.155%	7/10/51	3,865	3,593
[4]	GS Mortgage Securities Trust Class AS Series 2014-GC20	4.258%	4/10/47	1,410	1,374
[4,6]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.525%	9/10/47	17,556	12,883
[4,6]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.639%	10/10/48	3,980	3,332
[4,5]	Hertz Vehicle Financing III LLC Class A Series 2022-1A	1.990%	6/25/26	11,420	10,641
[4,5]	Hertz Vehicle Financing III LLC Class A Series 2022-1A	2.630%	6/25/26	4,980	4,610
[4,5]	Hertz Vehicle Financing III LLC Class A Series 2022-3A	3.370%	3/25/25	4,780	4,726
[4,5]	Hertz Vehicle Financing III LLC Class C Series 2022-3A	4.350%	3/25/25	3,360	3,316
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2021-4	1.140%	6/21/28	8,630	7,974
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2022-2	3.730%	7/20/26	11,330	11,048
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2021-3	0.600%	12/20/27	13,000	12,024
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2022-2	3.760%	12/18/28	4,760	4,603
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2023-1	4.970%	6/21/29	7,510	7,467
[4]	Hyundai Auto Receivables Trust Class A4 Series 2021-C	1.030%	12/15/27	13,120	12,019
[4]	Hyundai Auto Receivables Trust Class A4 Series 2022-B	3.800%	8/15/28	15,460	14,797
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Hyundai Auto Receivables Trust Class B Series 2020-C	0.810%	11/16/26	8,220	7,632
[4]	Hyundai Auto Receivables Trust Class B Series 2021-A	1.090%	5/17/27	8,510	7,808
[4]	Hyundai Auto Receivables Trust Class B Series 2021-B	0.910%	2/16/27	7,900	7,125
[4]	Hyundai Auto Receivables Trust Class C Series 2020-C	1.080%	12/15/27	7,250	6,663
[4]	John Deere Owner Trust Class A4 Series 2023-A	5.010%	12/17/29	12,389	12,308
[4,5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.688%	11/15/43	2,366	2,262
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C21	3.493%	8/15/47	3,141	3,089
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	7,642	7,142
[4]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	6,030	5,486
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	5,970	5,519
[4]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	4,000	3,768
[4]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	5,693	5,205
[4,5]	Kubota Credit Owner Trust Class A4 Series 2023-1A	5.070%	2/15/29	3,730	3,695
[4,5]	Laurel Road Prime Student Loan Trust Class A2B Series 2017-C	2.810%	11/25/42	736	723
[4,5]	Laurel Road Prime Student Loan Trust Class A2FX Series 2018-B	3.540%	5/26/43	1,256	1,240
[4,5]	Master Credit Card Trust II Class A Series 2023-1A	4.700%	6/21/27	8,560	8,419
[4,5]	Master Credit Card Trust II Class A2 Series 2022-1	1.660%	7/21/26	16,300	15,385
[4,6]	MASTR Adjustable Rate Mortgages Trust Class 5A1 Series 2004-3	4.091%	4/25/34	27	26
[4]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-1	4.510%	11/15/27	17,250	16,960
[4]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2022-1	5.250%	2/15/29	5,930	5,946
[4]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2023-1	4.310%	4/16/29	4,620	4,513
[4,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	5.700%	7/25/33	143	145

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, 6M USD LIBOR + 1.500%	7.240%	2/25/33	230	218
[4,5]	MMAF Equipment Finance LLC Class A5 Series 2018-A	3.610%	3/10/42	314	313
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	2,475	2,241
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	5,857	5,526
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	3.989%	7/15/46	3,372	2,543
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C15	4.858%	4/15/47	1,895	1,841
[4]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/50	4,791	4,562
[4,5]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	7,955	6,185
[4,6]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	6.128%	6/25/36	1,697	1,642
[4,5]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	14,615	11,333
[4,5]	Navient Private Education Loan Trust Class A2A Series 2017-A	2.880%	12/16/58	1,199	1,187
[4,5]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	4,315	4,160
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2023-A	4.850%	6/17/30	4,580	4,546
[4,5]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	8,240	4,799
[4,5,6]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, SOFR + 1.114%	6.319%	6/20/60	327	327
[4,5,6]	Pepper Residential Securities Trust No. 24 Class A1U Series 24A, SOFR + 1.064%	6.249%	8/18/60	408	408
[4,5]	PFS Financing Corp. Class A Series 2023-B	5.270%	5/15/28	9,240	9,131
[4,5,6]	PHEAA Student Loan Trust Class A Series 2016-2A, SOFR30A + 1.064%	6.133%	11/25/65	8,005	7,897
[4,5]	Progress Residential Trust Class A Series 2022-SFR3	3.200%	4/17/39	3,665	3,342
[4,5]	Progress Residential Trust Class A Series 2022-SFR5	4.451%	6/17/39	3,040	2,894
[4,5]	Progress Residential Trust Class B Series 2022-SFR3	3.600%	4/17/39	1,590	1,448
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Progress Residential Trust Class B Series 2022-SFR5	4.896%	6/17/39	2,850	2,717
[4,6]	RFMSI Series Trust Class 2A1 Series 2006-SA3	5.225%	9/25/36	2,092	1,087
[4,6]	RFMSI Trust Class 2A1 Series 2006-SA2	5.335%	8/25/36	5,422	3,103
[4]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/30	2,000	1,949
[4,5]	Santander Retail Auto Lease Trust Class B Series 2022-B	3.850%	3/22/27	6,030	5,818
[4,5]	Santander Retail Auto Lease Trust Class D Series 2020-B	1.980%	10/20/25	17,540	17,061
[4,5]	Santander Retail Auto Lease Trust Class D Series 2021-B	1.410%	11/20/25	14,530	13,867
[4,5]	SMB Private Education Loan Trust Class A2A Series 2016-A	2.700%	5/15/31	1,677	1,620
[4,5]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	5,764	5,469
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	8,323	7,952
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	10,262	9,839
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-B	2.740%	5/25/40	258	257
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-D	2.650%	9/25/40	1,835	1,746
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	1,991	1,914
[4]	Synchrony Card Funding Trust LLC Class A Series 2022-A2	3.860%	7/15/28	26,580	25,820
[4,5]	Tesla Auto Lease Trust Class A4 Series 2021-B	0.630%	9/22/25	7,820	7,486
[4,5]	Tesla Auto Lease Trust Class A4 Series 2023-A	5.940%	7/20/27	3,430	3,429
[4,5]	Tesla Auto Lease Trust Class B Series 2021-B	0.910%	9/22/25	11,660	11,103
[4,5]	Tesla Auto Lease Trust Class C Series 2021-B	1.120%	9/22/25	7,770	7,382
[4,5]	T-Mobile US Trust Class A Series 2022-1A	4.910%	5/22/28	12,290	12,156
[4,5]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	21,960	18,205
[4,5]	Toyota Auto Loan Extended Note Trust Class A Series 2020-1A	1.350%	5/25/33	17,410	16,145
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-C	0.720%	1/15/27	19,640	17,903
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-C	3.760%	4/15/27	18,590	18,105
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2021-D	1.020%	3/15/27	11,100	10,100

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2022-C	3.770%	2/15/28	10,080	9,690
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2022-D	5.430%	4/17/28	10,710	10,832
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-A	4.420%	8/15/28	7,865	7,718
[4,5]	Trinity Rail Leasing LLC Class A2 Series 2018-1A	4.620%	6/17/48	18,660	17,450
[4]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	5,515	4,969
[4,5]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	793	700
[4]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	23,470	22,713
[4]	Verizon Master Trust Class A Series 2023-1	4.490%	1/22/29	17,220	16,929
[4]	Verizon Master Trust Class B Series 2021-1	0.690%	5/20/27	22,770	21,492
[4]	Verizon Master Trust Class B Series 2021-2	1.280%	4/20/28	19,430	18,316
[4]	Verizon Master Trust Class C Series 2021-1	0.890%	5/20/27	12,360	11,826
[4,6]	WaMu Mortgage Pass-Through Certificates Class 1A7 Series 2003-AR9 Trust	4.152%	9/25/33	296	280
[4,6]	WaMu Mortgage Pass-Through Certificates Class A Series 2002-AR18 Trust	4.470%	1/25/33	45	43
[4,6]	WaMu Mortgage Pass-Through Certificates Class A7 Series 2003-AR7 Trust	5.533%	8/25/33	209	198
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	6,950	6,374
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	5,260	4,990
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	5,750	5,254
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	2,495	2,302
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	2,479	2,313
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	3,435	3,218
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	3,040	2,890
[4,6]	Wells Fargo Commercial Mortgage Trust Class AS Series 2013-LC12	4.195%	7/15/46	248	246
[4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC16	4.020%	8/15/50	7,100	6,808
[4]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	6,550	4,840
[4]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	6,830	2,856
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.544%	9/15/58	4,885	4,158
[4,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	3,490	2,693
[4,6]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	4.507%	10/25/36	2,097	1,863
[4,5,6]	WFLD Mortgage Trust Class A Series 2014-MONT	3.755%	8/10/31	35,485	29,842
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	2,081	2,034
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-LC14	3.766%	3/15/47	1,736	1,723
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	7,130	6,775
[4,6]	WFRBS Commercial Mortgage Trust Class B Series 2013-C18	4.834%	12/15/46	5,775	5,367
[4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	11,110	8,257
[4,6]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	4,500	2,269
[4]	World Omni Auto Receivables Trust Class A3 Series 2022-C	3.660%	10/15/27	10,150	9,845
[4]	World Omni Auto Receivables Trust Class A4 Series 2021-D	1.100%	11/15/27	13,110	11,988
[4]	World Omni Auto Receivables Trust Class A4 Series 2022-C	3.680%	9/15/28	10,970	10,409
[4]	World Omni Auto Receivables Trust Class A4 Series 2022-D	5.700%	2/15/29	6,510	6,631
[4]	World Omni Auto Receivables Trust Class A4 Series 2023-A	4.660%	5/15/29	7,050	6,931
[4]	World Omni Auto Receivables Trust Class B Series 2021-B	1.040%	6/15/27	4,360	3,972
[4]	World Omni Auto Receivables Trust Class B Series 2021-C	0.840%	9/15/27	5,360	4,830
[4]	World Omni Auto Receivables Trust Class C Series 2020-C	1.390%	5/17/27	3,900	3,664
[4]	World Omni Auto Receivables Trust Class C Series 2021-B	1.290%	12/15/27	4,270	3,865
[4]	World Omni Auto Receivables Trust Class C Series 2021-D	1.720%	6/15/28	4,640	4,227
[4]	World Omni Automobile Lease Securitization Trust Class B Series 2022-A	3.670%	6/15/27	4,970	4,819
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,989,415)					1,856,031
Corporate Bonds (85.6%)
Communications (6.2%)
	Activision Blizzard Inc.	3.400%	9/15/26	7,819	7,461
	AT&T Inc.	0.900%	3/25/24	31,924	30,935

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	AT&T Inc.	3.550%	11/18/25	42,000	45,716
	AT&T Inc.	3.875%	1/15/26	10,870	10,479
	AT&T Inc.	1.700%	3/25/26	215,590	195,848
	AT&T Inc.	2.300%	6/1/27	59,437	53,259
	AT&T Inc.	1.650%	2/1/28	53,362	45,596
	AT&T Inc.	4.100%	2/15/28	28,492	27,103
	Booking Holdings Inc.	3.600%	6/1/26	16,000	15,441
[5]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	1,935	1,850
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	234,157	230,492
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	27,070	24,778
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	23,612	22,104
	Comcast Corp.	3.375%	8/15/25	90,024	87,062
	Comcast Corp.	3.950%	10/15/25	63,324	61,842
	Comcast Corp.	5.250%	11/7/25	16,790	16,881
	Comcast Corp.	3.150%	3/1/26	63,095	60,379
[9]	Comcast Corp.	0.000%	9/14/26	48,105	47,167
	Comcast Corp.	2.350%	1/15/27	51,581	47,500
	Comcast Corp.	5.350%	11/15/27	18,990	19,323
	Comcast Corp.	3.150%	2/15/28	21,995	20,523
	Comcast Corp.	3.550%	5/1/28	29,295	27,816
[5]	Cox Communications Inc.	3.150%	8/15/24	9,327	9,073
[5]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	1,523	1,375
	Discovery Communications LLC	3.900%	11/15/24	28,005	27,236
	Discovery Communications LLC	3.450%	3/15/25	5,993	5,755
	Discovery Communications LLC	3.950%	6/15/25	6,790	6,558
	Discovery Communications LLC	4.900%	3/11/26	77,970	76,821
[5]	DISH DBS Corp.	5.250%	12/1/26	2,413	1,978
	Expedia Group Inc.	4.625%	8/1/27	21,939	21,337
	Fox Corp.	3.050%	4/7/25	56,576	54,532
[5]	Frontier Communications Holdings LLC	5.000%	5/1/28	2,208	1,872
[5]	Level 3 Financing Inc.	4.625%	9/15/27	1,640	1,246
[5]	Level 3 Financing Inc.	4.250%	7/1/28	1,490	1,054
[5]	Level 3 Financing Inc.	3.625%	1/15/29	1,415	934
	Meta Platforms Inc.	3.500%	8/15/27	199,428	190,463
	Meta Platforms Inc.	4.600%	5/15/28	76,600	76,348
	Netflix Inc.	5.875%	2/15/25	1,455	1,460
[5]	Netflix Inc.	3.625%	6/15/25	12,468	12,057
	Netflix Inc.	4.375%	11/15/26	15,452	15,113
	Netflix Inc.	4.875%	4/15/28	64,288	63,545
	Netflix Inc.	5.875%	11/15/28	39,333	40,547
[9]	Netflix Inc.	3.875%	11/15/29	9,900	10,693
[5]	Nexstar Media Inc.	5.625%	7/15/27	3,875	3,648
[5]	Nexstar Media Inc.	4.750%	11/1/28	2,898	2,556
[5]	NTT Finance Corp.	1.162%	4/3/26	87,855	78,953
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	21,539	20,671
	Paramount Global Inc.	4.750%	5/15/25	57,148	56,103
	Paramount Global Inc.	4.000%	1/15/26	10,167	9,759
	Rogers Communications Inc.	3.200%	3/15/27	38,720	35,914
[5]	Sirius XM Radio Inc.	3.125%	9/1/26	850	766
[5]	Sky Ltd.	3.750%	9/16/24	48,460	47,390
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Sky Ltd.	2.500%	9/15/26	22,015	23,273
	Sprint Capital Corp.	6.875%	11/15/28	92,108	97,708
	Sprint LLC	7.625%	3/1/26	15,620	16,242
	Take-Two Interactive Software Inc.	3.550%	4/14/25	24,260	23,430
	Take-Two Interactive Software Inc.	3.700%	4/14/27	29,000	27,506
	Take-Two Interactive Software Inc.	4.950%	3/28/28	24,100	23,821
	Telefonica Emisiones SA	4.103%	3/8/27	69,063	66,217
	T-Mobile USA Inc.	3.500%	4/15/25	236,811	229,025
	T-Mobile USA Inc.	1.500%	2/15/26	54,009	49,106
	T-Mobile USA Inc.	2.250%	2/15/26	40,115	37,141
	T-Mobile USA Inc.	2.625%	4/15/26	6,695	6,228
	T-Mobile USA Inc.	3.750%	4/15/27	127,714	121,160
	T-Mobile USA Inc.	5.375%	4/15/27	9,475	9,490
	T-Mobile USA Inc.	4.950%	3/15/28	61,131	60,439
	T-Mobile USA Inc.	4.800%	7/15/28	24,100	23,630
	VeriSign Inc.	5.250%	4/1/25	14,183	14,078
	Verizon Communications Inc.	1.450%	3/20/26	85,215	77,269
	Verizon Communications Inc.	2.625%	8/15/26	44,140	41,072
	Verizon Communications Inc.	4.125%	3/16/27	43,382	41,996
	Verizon Communications Inc.	3.000%	3/22/27	49,871	46,561
[9]	Verizon Communications Inc.	0.875%	4/8/27	1,000	987
	Verizon Communications Inc.	2.100%	3/22/28	111,679	97,705
	Verizon Communications Inc.	4.329%	9/21/28	54,362	52,204
[5]	Videotron Ltd.	5.125%	4/15/27	1,875	1,815
	Vodafone Group plc	4.125%	5/30/25	22,338	21,828
	Walt Disney Co.	1.750%	1/13/26	50,071	46,299
	Walt Disney Co.	3.375%	11/15/26	43,428	41,290
	Walt Disney Co.	3.700%	3/23/27	7,057	6,818
	Walt Disney Co.	2.200%	1/13/28	4,818	4,351
	Warnermedia Holdings Inc.	3.638%	3/15/25	72,515	70,127
	Warnermedia Holdings Inc.	3.755%	3/15/27	190,885	178,690
					3,532,818
Consumer Discretionary (5.9%)
[5]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	1,974	1,823
	Advance Auto Parts Inc.	5.950%	3/9/28	18,790	18,723
	Amazon.com Inc.	4.600%	12/1/25	129,550	128,921
	Amazon.com Inc.	3.150%	8/22/27	19,500	18,402
	Amazon.com Inc.	4.550%	12/1/27	142,470	142,372
	American Honda Finance Corp.	4.600%	4/17/25	120,626	119,589
	American Honda Finance Corp.	5.000%	5/23/25	9,650	9,602
	American Honda Finance Corp.	1.200%	7/8/25	47,276	43,805
	American Honda Finance Corp.	4.750%	1/12/26	14,936	14,862
	American Honda Finance Corp.	5.250%	7/7/26	5,905	5,927
[9]	American Honda Finance Corp.	3.750%	10/25/27	25,400	27,879
	Asbury Automotive Group Inc.	4.500%	3/1/28	7,269	6,661
	AutoZone Inc.	3.625%	4/15/25	50,197	48,780
	AutoZone Inc.	3.750%	6/1/27	15,500	14,829
	AutoZone Inc.	4.500%	2/1/28	42,025	40,925
[9]	BMW Finance NV	1.000%	5/22/28	1,200	1,188

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	BMW US Capital LLC	1.250%	8/12/26	24,500	21,954
[5]	BMW US Capital LLC	3.450%	4/1/27	9,875	9,398
	Brunswick Corp.	0.850%	8/18/24	34,250	32,502
[5]	Caesars Entertainment Inc.	6.250%	7/1/25	2,420	2,404
[5]	Carnival Corp.	9.875%	8/1/27	1,250	1,304
[5]	Carnival Corp.	4.000%	8/1/28	3,690	3,278
[5]	Churchill Downs Inc.	5.500%	4/1/27	6,559	6,342
[5]	Churchill Downs Inc.	4.750%	1/15/28	2,831	2,616
[5]	Clarios Global LP	6.750%	5/15/25	2,269	2,272
[5]	Clarios Global LP / Clarios US Finance Co.	6.750%	5/15/28	139	140
	eBay Inc.	5.900%	11/22/25	17,260	17,482
	eBay Inc.	1.400%	5/10/26	28,500	25,783
	eBay Inc.	5.950%	11/22/27	26,329	27,141
[5]	ERAC USA Finance LLC	3.850%	11/15/24	37,894	37,056
[5]	ERAC USA Finance LLC	3.800%	11/1/25	18,585	17,904
[5]	ERAC USA Finance LLC	3.300%	12/1/26	2,965	2,775
[5]	ERAC USA Finance LLC	4.600%	5/1/28	20,520	20,038
	Ford Motor Credit Co. LLC	4.134%	8/4/25	1,195	1,142
	Ford Motor Credit Co. LLC	3.375%	11/13/25	9,395	8,784
	Ford Motor Credit Co. LLC	2.700%	8/10/26	6,095	5,463
	Ford Motor Credit Co. LLC	4.950%	5/28/27	16,975	16,115
	Ford Motor Credit Co. LLC	4.125%	8/17/27	6,703	6,134
	Ford Motor Credit Co. LLC	3.815%	11/2/27	993	892
	General Motors Co.	6.125%	10/1/25	107,602	108,786
	General Motors Financial Co. Inc.	1.200%	10/15/24	33,600	31,861
	General Motors Financial Co. Inc.	3.500%	11/7/24	37,585	36,511
	General Motors Financial Co. Inc.	4.000%	1/15/25	4,900	4,776
	General Motors Financial Co. Inc.	2.900%	2/26/25	39,315	37,612
	General Motors Financial Co. Inc.	4.350%	4/9/25	25,075	24,613
	General Motors Financial Co. Inc.	2.750%	6/20/25	21,853	20,718
	General Motors Financial Co. Inc.	6.050%	10/10/25	85,203	85,838
	General Motors Financial Co. Inc.	1.250%	1/8/26	153,293	138,193
	General Motors Financial Co. Inc.	5.250%	3/1/26	29,409	29,091
	General Motors Financial Co. Inc.	5.400%	4/6/26	53,040	52,695
	General Motors Financial Co. Inc.	1.500%	6/10/26	10,377	9,250
	General Motors Financial Co. Inc.	4.000%	10/6/26	22,140	21,081
	General Motors Financial Co. Inc.	4.350%	1/17/27	18,743	18,051
	General Motors Financial Co. Inc.	2.350%	2/26/27	38,865	34,878
	General Motors Financial Co. Inc.	5.000%	4/9/27	48,499	47,685
	General Motors Financial Co. Inc.	2.700%	8/20/27	31,583	28,297
	General Motors Financial Co. Inc.	6.000%	1/9/28	18,139	18,414
	General Motors Financial Co. Inc.	2.400%	4/10/28	23,344	20,315
[5]	Harley-Davidson Financial Services Inc.	3.350%	6/8/25	14,500	13,780
[5]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	103,662	94,481
	Harley-Davidson Inc.	3.500%	7/28/25	16,500	15,933
[5]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	7,959	7,897
	Home Depot Inc.	2.800%	9/14/27	8,635	8,052
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	3.900%	12/6/28	14,460	13,974
	Honda Motor Co. Ltd.	2.271%	3/10/25	28,329	27,113
	Honda Motor Co. Ltd.	2.534%	3/10/27	38,590	35,542
	Lennar Corp.	4.750%	5/30/25	22,084	21,689
	Lennar Corp.	5.250%	6/1/26	52,497	52,111
[5]	Live Nation Entertainment Inc.	4.875%	11/1/24	440	434
[5]	Live Nation Entertainment Inc.	6.500%	5/15/27	10,985	11,046
[5]	Live Nation Entertainment Inc.	3.750%	1/15/28	1,647	1,483
	Lowe's Cos. Inc.	4.400%	9/8/25	18,865	18,514
	Lowe's Cos. Inc.	4.800%	4/1/26	75,610	75,059
	Lowe's Cos. Inc.	3.350%	4/1/27	32,480	30,720
	Lowe's Cos. Inc.	1.300%	4/15/28	19,005	16,127
	Lowe's Cos. Inc.	1.700%	9/15/28	9,645	8,250
[9]	LVMH Moet Hennessy Louis Vuitton SE	0.125%	2/11/28	1,000	965
	Marriott International Inc.	3.750%	10/1/25	15,325	14,790
	Marriott International Inc.	3.125%	6/15/26	6,390	6,019
	Marriott International Inc.	5.000%	10/15/27	14,150	14,070
[5]	Mattel Inc.	5.875%	12/15/27	6,452	6,333
	McDonald's Corp.	1.450%	9/1/25	24,300	22,541
	McDonald's Corp.	3.500%	7/1/27	21,500	20,495
[5]	Mercedes-Benz Finance North America LLC	4.950%	3/30/25	40,014	39,764
[5]	Mercedes-Benz Finance North America LLC	5.375%	8/1/25	55,220	55,110
[5]	Mercedes-Benz Finance North America LLC	1.450%	3/2/26	17,440	15,905
[5]	Mercedes-Benz Finance North America LLC	4.800%	3/30/26	47,645	47,255
[5]	Mercedes-Benz Finance North America LLC	5.200%	8/3/26	20,205	20,165
[5]	Mercedes-Benz Finance North America LLC	4.800%	3/30/28	54,000	53,350
[5]	Mercedes-Benz Finance North America LLC	5.100%	8/3/28	62,585	62,460
[5]	Meritage Homes Corp.	3.875%	4/15/29	780	698
[5]	NCL Corp. Ltd.	5.875%	2/15/27	1,298	1,264
[5]	Nissan Motor Acceptance Co. LLC	1.050%	3/8/24	50,400	48,736
[5]	Nissan Motor Acceptance Co. LLC	1.125%	9/16/24	23,960	22,566
[5]	Nissan Motor Co. Ltd.	3.043%	9/15/23	105,000	104,581
[5]	Penn National Gaming Inc.	5.625%	1/15/27	1,225	1,156
	Ross Stores Inc.	0.875%	4/15/26	20,065	17,813
[5]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	333	348
[5]	Royal Caribbean Cruises Ltd.	9.250%	1/15/29	405	431
	Starbucks Corp.	4.750%	2/15/26	28,825	28,618
	Starbucks Corp.	2.000%	3/12/27	3,813	3,443
	TJX Cos. Inc.	2.250%	9/15/26	2,011	1,866
[9]	Toyota Finance Australia Ltd.	2.280%	10/21/27	800	832
	Toyota Motor Credit Corp.	3.000%	4/1/25	38,136	36,772
	Toyota Motor Credit Corp.	3.950%	6/30/25	40,749	39,883
	Toyota Motor Credit Corp.	3.650%	8/18/25	52,285	50,854
	Toyota Motor Credit Corp.	0.800%	10/16/25	78,885	71,802
	Toyota Motor Credit Corp.	5.400%	11/10/25	33,820	34,112
	Toyota Motor Credit Corp.	4.450%	5/18/26	42,200	41,696
	Toyota Motor Credit Corp.	1.900%	1/13/27	67,445	61,038
	Toyota Motor Credit Corp.	3.050%	3/22/27	110,905	104,154
	Toyota Motor Credit Corp.	4.550%	9/20/27	66,140	65,432
[9]	Toyota Motor Credit Corp.	0.125%	11/5/27	6,159	5,822
	Toyota Motor Credit Corp.	4.625%	1/12/28	29,051	28,916
	Toyota Motor Credit Corp.	1.900%	4/6/28	23,933	21,149

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Volkswagen Group of America Finance LLC	3.350%	5/13/25	4,500	4,329
[5]	Volkswagen Group of America Finance LLC	3.200%	9/26/26	5,000	4,691
[9]	Volkswagen International Finance NV	0.875%	9/22/28	1,000	934
[9]	Volkswagen Leasing GmbH	0.375%	7/20/26	51,800	50,942
[5]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	1,101	1,015
					3,369,192
Consumer Staples (5.7%)
[5]	7-Eleven Inc.	0.950%	2/10/26	67,700	60,786
	Altria Group Inc.	2.350%	5/6/25	51,609	48,752
	Altria Group Inc.	4.400%	2/14/26	16,727	16,417
	Altria Group Inc.	2.625%	9/16/26	25,076	23,368
	Altria Group Inc.	4.800%	2/14/29	5,458	5,319
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	60,103	58,160
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	35,572	34,324
	BAT Capital Corp.	3.222%	8/15/24	54,007	52,553
	BAT Capital Corp.	2.789%	9/6/24	9,750	9,425
[8]	BAT Capital Corp.	2.125%	8/15/25	9,705	11,437
	BAT Capital Corp.	3.215%	9/6/26	83,657	78,230
	BAT Capital Corp.	4.700%	4/2/27	82,543	80,364
	BAT Capital Corp.	3.557%	8/15/27	30,856	28,676
	BAT Capital Corp.	2.259%	3/25/28	24,085	20,822
[5]	BAT International Finance plc	3.950%	6/15/25	69,925	67,796
	BAT International Finance plc	1.668%	3/25/26	133,090	120,551
[8]	BAT International Finance plc	4.000%	9/4/26	2,797	3,358
	BAT International Finance plc	4.448%	3/16/28	32,934	31,469
	BAT International Finance plc	5.931%	2/2/29	129,755	129,496
[9]	BAT International Finance plc	2.250%	1/16/30	500	460
	Campbell Soup Co.	3.950%	3/15/25	20,050	19,566
	Campbell Soup Co.	4.150%	3/15/28	16,580	15,949
[5]	Cargill Inc.	4.500%	6/24/26	17,875	17,635
[9]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	15,010	15,679
[9]	Coca-Cola Co.	1.875%	9/22/26	10,780	11,270
	Colgate-Palmolive Co.	4.600%	3/1/28	7,605	7,662
	Conagra Brands Inc.	5.300%	10/1/26	32,880	32,734
	Constellation Brands Inc.	4.750%	11/15/24	11,550	11,432
	Constellation Brands Inc.	4.400%	11/15/25	23,350	22,924
	Constellation Brands Inc.	4.750%	12/1/25	4,000	3,951
	Constellation Brands Inc.	3.700%	12/6/26	8,315	7,958
	Constellation Brands Inc.	3.500%	5/9/27	15,790	14,971
	Constellation Brands Inc.	4.350%	5/9/27	53,230	52,018
	Costco Wholesale Corp.	1.375%	6/20/27	38,761	34,376
[5]	Coty Inc.	5.000%	4/15/26	1,165	1,123
	Diageo Capital plc	5.200%	10/24/25	30,885	30,944
	Diageo Capital plc	5.300%	10/24/27	38,960	39,614
[9]	Diageo Finance plc	3.500%	6/26/25	5,000	5,449
	Dollar General Corp.	4.625%	11/1/27	18,750	18,360
[9]	ELO SACA	4.875%	12/8/28	300	320
	Estee Lauder Cos. Inc.	4.375%	5/15/28	16,065	15,801
	General Mills Inc.	4.200%	4/17/28	15,925	15,386
	Haleon UK Capital plc	3.125%	3/24/25	140,475	134,956
	Haleon US Capital LLC	3.375%	3/24/27	58,059	54,679
	Hershey Co.	4.250%	5/4/28	7,585	7,505
	J M Smucker Co.	3.500%	3/15/25	9,370	9,073
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	JDE Peet's NV	1.375%	1/15/27	36,090	31,482
[5]	Kenvue Inc.	5.350%	3/22/26	33,755	33,997
[5]	Kenvue Inc.	5.050%	3/22/28	17,725	17,884
	Keurig Dr Pepper Inc.	4.417%	5/25/25	30,055	29,529
	Keurig Dr Pepper Inc.	4.597%	5/25/28	54,365	53,326
	Kimberly-Clark de Mexico SAB de CV	3.250%	3/12/25	9,650	9,294
	Kraft Heinz Foods Co.	3.000%	6/1/26	20,400	19,283
	Kraft Heinz Foods Co.	3.875%	5/15/27	69,087	66,231
	Kroger Co.	3.500%	2/1/26	26,000	24,886
	Kroger Co.	2.650%	10/15/26	620	577
[5]	Lamb Weston Holdings Inc.	4.875%	5/15/28	875	830
[5]	Mars Inc.	4.550%	4/20/28	43,075	42,339
	McCormick & Co. Inc.	3.400%	8/15/27	19,385	18,214
	Mead Johnson Nutrition Co.	4.125%	11/15/25	4,900	4,795
	Molson Coors Beverage Co.	3.000%	7/15/26	24,500	23,062
[5]	Mondelez International Holdings Netherlands BV	2.250%	9/19/24	72,805	69,946
[5]	Mondelez International Holdings Netherlands BV	0.750%	9/24/24	19,510	18,419
[5]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	48,010	42,335
	Mondelez International Inc.	1.500%	5/4/25	61,425	57,464
	Mondelez International Inc.	2.625%	3/17/27	29,030	26,759
[9]	Nestle Finance International Ltd.	0.000%	6/14/26	1,000	1,001
[9]	Nestle Holdings Inc.	0.875%	7/18/25	3,000	3,125
	Pepsico Inc.	3.600%	2/18/28	42,046	40,558
[5]	Performance Food Group Inc.	6.875%	5/1/25	997	999
[5]	Performance Food Group Inc.	5.500%	10/15/27	4,340	4,201
	Philip Morris International Inc.	5.125%	11/15/24	52,977	52,806
	Philip Morris International Inc.	1.500%	5/1/25	34,800	32,674
	Philip Morris International Inc.	3.375%	8/11/25	7,914	7,650
	Philip Morris International Inc.	5.000%	11/17/25	57,630	57,509
	Philip Morris International Inc.	4.875%	2/13/26	103,645	102,946
	Philip Morris International Inc.	2.750%	2/25/26	15,557	14,694
[9]	Philip Morris International Inc.	2.875%	3/3/26	21,455	22,924
	Philip Morris International Inc.	0.875%	5/1/26	33,850	30,288
	Philip Morris International Inc.	5.125%	11/17/27	91,345	91,564
	Philip Morris International Inc.	4.875%	2/15/28	89,950	89,050
	Philip Morris International Inc.	3.125%	3/2/28	21,106	19,472
[9]	Procter & Gamble Co.	3.250%	8/2/26	25,850	28,264
[9]	Procter & Gamble Co.	4.875%	5/11/27	2,000	2,313
[5]	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	11,951	11,156
	Reynolds American Inc.	4.450%	6/12/25	144,271	141,306
	Target Corp.	1.950%	1/15/27	27,072	24,868
	Tyson Foods Inc.	3.950%	8/15/24	62,949	61,821
	Tyson Foods Inc.	4.000%	3/1/26	31,486	30,502

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walmart Inc.	3.900%	9/9/25	133,608	131,028
	Walmart Inc.	4.000%	4/15/26	2,309	2,268
	Walmart Inc.	3.950%	9/9/27	109,938	108,063
	Walmart Inc.	3.900%	4/15/28	40,081	39,159
					3,225,959
Energy (5.8%)
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	14,200	12,875
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	41,908	39,147
	BP Capital Markets America Inc.	3.410%	2/11/26	34,710	33,496
	BP Capital Markets America Inc.	3.119%	5/4/26	63,745	60,777
	BP Capital Markets America Inc.	3.017%	1/16/27	28,626	26,970
	BP Capital Markets America Inc.	4.234%	11/6/28	12,588	12,270
	BP Capital Markets plc	3.279%	9/19/27	49,894	47,116
[9]	BP Capital Markets plc	0.831%	11/8/27	19,200	18,911
	BP Capital Markets plc	3.723%	11/28/28	19,260	18,249
	Canadian Natural Resources Ltd.	3.900%	2/1/25	12,950	12,564
	Canadian Natural Resources Ltd.	2.050%	7/15/25	18,312	17,152
	Canadian Natural Resources Ltd.	3.850%	6/1/27	70,623	66,932
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	126,164	126,195
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	52,787	52,247
	Cheniere Energy Inc.	4.625%	10/15/28	37,829	35,620
[5]	Civitas Resources Inc.	8.375%	7/1/28	1,925	1,980
[5]	CNX Resources Corp.	7.250%	3/14/27	446	446
[5]	Continental Resources Inc.	2.268%	11/15/26	26,650	23,859
	Coterra Energy Inc.	3.900%	5/15/27	16,269	15,482
[5]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	2,280	2,251
	DCP Midstream Operating LP	5.625%	7/15/27	1,801	1,808
	Devon Energy Corp.	5.250%	9/15/24	69,058	68,683
	Devon Energy Corp.	5.850%	12/15/25	13,303	13,392
	Diamondback Energy Inc.	3.250%	12/1/26	76,025	71,704
[5]	DT Midstream Inc.	4.125%	6/15/29	3,795	3,365
	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	6,378	6,162
	Empresa Nacional del Petroleo	3.750%	8/5/26	13,839	13,076
	Empresa Nacional del Petroleo	5.250%	11/6/29	5,318	5,154
	Enbridge Energy Partners LP	5.875%	10/15/25	24,941	25,108
	Enbridge Inc.	2.500%	1/15/25	32,322	30,917
	Enbridge Inc.	2.500%	2/14/25	9,714	9,268
	Enbridge Inc.	1.600%	10/4/26	29,100	26,075
	Enbridge Inc.	4.250%	12/1/26	4,461	4,320
	Enbridge Inc.	3.700%	7/15/27	33,084	31,325
	Energy Transfer LP	4.250%	4/1/24	43,468	42,919
	Energy Transfer LP	3.900%	5/15/24	6,970	6,850
	Energy Transfer LP	4.050%	3/15/25	53,734	52,403
	Energy Transfer LP	5.950%	12/1/25	10,655	10,707
	Energy Transfer LP	4.750%	1/15/26	3,155	3,097
	Energy Transfer LP	3.900%	7/15/26	13,256	12,687
	Energy Transfer LP	4.400%	3/15/27	115,279	111,287
	Energy Transfer LP	5.500%	6/1/27	14,464	14,467
	Energy Transfer LP	4.000%	10/1/27	13,000	12,270
	Energy Transfer LP	5.550%	2/15/28	44,608	44,778
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	4.950%	5/15/28	34,116	33,366
	Energy Transfer LP	4.950%	6/15/28	9,860	9,624
[5]	Eni SpA	4.000%	9/12/23	57,770	57,611
[9]	Eni SpA	1.000%	3/14/25	3,000	3,145
	EnLink Midstream Partners LP	4.850%	7/15/26	2,915	2,832
	Enterprise Products Operating LLC	5.050%	1/10/26	48,255	48,214
	Enterprise Products Operating LLC	3.700%	2/15/26	31,438	30,367
[5]	EQM Midstream Partners LP	6.000%	7/1/25	1,067	1,060
[5]	EQM Midstream Partners LP	7.500%	6/1/27	3,429	3,482
	EQT Corp.	6.125%	2/1/25	10,047	10,052
[5]	EQT Corp.	3.125%	5/15/26	2,748	2,547
	EQT Corp.	3.900%	10/1/27	38,042	35,674
	Genesis Energy LP / Genesis Energy Finance Corp.	6.500%	10/1/25	357	354
	Harvest Operations Corp.	1.000%	4/26/24	19,240	18,563
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	5,145	5,062
	Kinder Morgan Inc.	4.300%	6/1/25	25,844	25,293
	Kinder Morgan Inc.	1.750%	11/15/26	29,100	26,053
	Kinder Morgan Inc.	4.300%	3/1/28	11,565	11,107
	Marathon Petroleum Corp.	3.625%	9/15/24	31,830	31,089
	Marathon Petroleum Corp.	4.700%	5/1/25	103,522	102,247
	Marathon Petroleum Corp.	5.125%	12/15/26	55,600	55,407
	Marathon Petroleum Corp.	3.800%	4/1/28	15,594	14,654
	MPLX LP	4.875%	12/1/24	29,939	29,567
	MPLX LP	4.875%	6/1/25	20,170	19,902
	MPLX LP	1.750%	3/1/26	85,686	78,235
	MPLX LP	4.000%	3/15/28	13,710	12,965
	Occidental Petroleum Corp.	6.950%	7/1/24	1,841	1,853
	Occidental Petroleum Corp.	5.875%	9/1/25	4,445	4,458
	Occidental Petroleum Corp.	5.500%	12/1/25	2,665	2,654
	Occidental Petroleum Corp.	6.375%	9/1/28	40,275	41,337
	ONEOK Inc.	2.750%	9/1/24	19,529	18,916
	ONEOK Inc.	2.200%	9/15/25	20,076	18,660
	ONEOK Inc.	5.850%	1/15/26	69,178	69,720
	ONEOK Partners LP	4.900%	3/15/25	9,680	9,530
	Ovintiv Exploration Inc.	5.375%	1/1/26	32,854	32,629
	Ovintiv Inc.	5.650%	5/15/25	20,890	20,861
	Ovintiv Inc.	5.650%	5/15/28	38,555	38,327
	Pertamina Persero PT	1.400%	2/9/26	19,433	17,574
	Phillips 66	3.850%	4/9/25	18,475	17,974
	Phillips 66	1.300%	2/15/26	31,103	28,248
	Phillips 66	3.900%	3/15/28	9,640	9,175
	Phillips 66 Co.	3.605%	2/15/25	21,326	20,701
	Phillips 66 Co.	4.950%	12/1/27	48,220	48,000
	Pioneer Natural Resources Co.	1.125%	1/15/26	31,105	28,190
	Pioneer Natural Resources Co.	5.100%	3/29/26	81,975	81,733
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	30,637	29,795
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	60,277	58,852
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	29,582	28,638
	QazaqGaz NC JSC	4.375%	9/26/27	2,699	2,518

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	109,015	108,776
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	88,460	89,056
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	60,353	59,820
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	20,923	19,934
	Saudi Arabian Oil Co.	1.250%	11/24/23	3,629	3,575
	Saudi Arabian Oil Co.	3.500%	4/16/29	36,812	34,049
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	23,701	21,914
	Schlumberger Investment SA	4.500%	5/15/28	31,570	31,192
[10]	Southern Gas Corridor CJSC	6.875%	3/24/26	20,785	21,142
	Spectra Energy Partners LP	3.500%	3/15/25	11,985	11,580
	Spectra Energy Partners LP	3.375%	10/15/26	20,242	19,103
	Targa Resources Corp.	5.200%	7/1/27	36,635	36,379
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	4,121	4,141
[9]	TotalEnergies Capital International SA	2.500%	3/25/26	2,000	2,135
	TransCanada PipeLines Ltd.	1.000%	10/12/24	94,119	89,030
	TransCanada PipeLines Ltd.	4.875%	1/15/26	28,389	28,062
	TransCanada PipeLines Ltd.	4.250%	5/15/28	24,145	23,216
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	28,270	26,725
[5]	Venture Global LNG Inc.	8.125%	6/1/28	18,055	18,355
	Western Midstream Operating LP	4.650%	7/1/26	3,620	3,516
	Western Midstream Operating LP	4.500%	3/1/28	9,635	9,169
	Williams Cos. Inc.	4.550%	6/24/24	41,804	41,328
	Williams Cos. Inc.	4.000%	9/15/25	9,899	9,583
	Williams Cos. Inc.	5.400%	3/2/26	24,115	24,172
	Williams Cos. Inc.	3.750%	6/15/27	23,300	22,099
					3,303,227
Financials (29.2%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.875%	8/14/24	50,233	48,544
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.650%	10/29/24	148,200	140,046
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	10/29/24	87,100	82,423
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	27,615	26,660
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	37,600	36,452
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	67,076	60,598
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	96,490	86,772
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	22,393	20,680
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	17,631	16,850
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/28	63,750	63,507
	Affiliated Managers Group Inc.	3.500%	8/1/25	9,700	9,229
	Aflac Inc.	1.125%	3/15/26	43,772	39,321
	Air Lease Corp.	2.300%	2/1/25	42,260	39,983
	Air Lease Corp.	3.250%	3/1/25	2,910	2,788
	Air Lease Corp.	3.375%	7/1/25	37,083	35,385
	Air Lease Corp.	2.875%	1/15/26	72,485	67,790
	Air Lease Corp.	3.750%	6/1/26	4,000	3,816
	Air Lease Corp.	2.200%	1/15/27	29,100	26,100
	Air Lease Corp.	5.300%	2/1/28	25,500	25,214
	Aircastle Ltd.	4.125%	5/1/24	6,790	6,671
	Allstate Corp.	0.750%	12/15/25	9,670	8,705
	Ally Financial Inc.	4.625%	3/30/25	3,814	3,693
	Ally Financial Inc.	5.800%	5/1/25	1,940	1,913
	Ally Financial Inc.	4.750%	6/9/27	29,000	27,354
	Ally Financial Inc.	6.992%	6/13/29	41,330	41,629
	American Express Co.	3.950%	8/1/25	38,858	37,733
	American Express Co.	4.990%	5/1/26	24,768	24,497
	American Express Co.	2.550%	3/4/27	72,137	65,940
	American Express Co.	5.850%	11/5/27	43,800	45,033
	American International Group Inc.	2.500%	6/30/25	61,070	58,009
	American International Group Inc.	3.900%	4/1/26	12,725	12,343
	American International Group Inc.	5.750%	4/1/48	7,059	6,821
	Ameriprise Financial Inc.	3.000%	4/2/25	20,610	19,793
	Ameriprise Financial Inc.	2.875%	9/15/26	11,645	10,881
[5]	Antares Holdings LP	2.750%	1/15/27	33,939	28,284
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	26,800	24,716
	Aon Global Ltd.	3.875%	12/15/25	10,782	10,474
[5]	Apollo Management Holdings LP	4.000%	5/30/24	4,835	4,751
	Ares Capital Corp.	2.150%	7/15/26	29,000	25,408
	Ares Capital Corp.	7.000%	1/15/27	19,400	19,463
[5]	Athene Global Funding	0.914%	8/19/24	11,320	10,664
	Athene Holding Ltd.	4.125%	1/12/28	31,391	29,097
[9]	Australia & New Zealand Banking Group Ltd.	1.125%	11/21/29	2,000	2,076
[5]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	61,361	56,740
[6,11]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.000%	6.350%	7/26/29	7,830	5,295
[8]	Aviva plc	6.125%	11/14/36	7,200	9,117
[9]	Banco Bilbao Vizcaya Argentaria SA	1.000%	1/16/30	1,000	1,029
	Banco Santander SA	2.746%	5/28/25	40,970	38,756
	Banco Santander SA	5.147%	8/18/25	9,510	9,380
	Banco Santander SA	5.179%	11/19/25	5,225	5,107
	Banco Santander SA	1.849%	3/25/26	29,250	26,363
	Banco Santander SA	5.294%	8/18/27	24,200	23,787
	Banco Santander SA	1.722%	9/14/27	18,800	16,487
	Bank of America Corp.	4.000%	1/22/25	89,110	86,821
	Bank of America Corp.	3.950%	4/21/25	76,426	74,129
	Bank of America Corp.	3.366%	1/23/26	18,890	18,231
	Bank of America Corp.	2.015%	2/13/26	51,370	48,492
	Bank of America Corp.	4.450%	3/3/26	53,863	52,438
	Bank of America Corp.	3.384%	4/2/26	92,240	88,780
	Bank of America Corp.	1.319%	6/19/26	84,240	77,472
	Bank of America Corp.	4.827%	7/22/26	67,644	66,864

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	4.250%	10/22/26	27,110	26,198
	Bank of America Corp.	1.197%	10/24/26	43,560	39,462
	Bank of America Corp.	5.080%	1/20/27	25,800	25,533
	Bank of America Corp.	1.658%	3/11/27	48,515	43,754
	Bank of America Corp.	3.559%	4/23/27	28,110	26,681
	Bank of America Corp.	1.734%	7/22/27	137,745	123,443
	Bank of America Corp.	3.248%	10/21/27	20,007	18,775
	Bank of America Corp.	3.824%	1/20/28	73,909	69,877
	Bank of America Corp.	2.551%	2/4/28	102,441	92,847
	Bank of America Corp.	3.705%	4/24/28	45,747	42,952
	Bank of America Corp.	4.376%	4/27/28	71,450	68,822
	Bank of America Corp.	4.948%	7/22/28	71,115	69,941
	Bank of America Corp.	6.204%	11/10/28	40,360	41,511
	Bank of America Corp.	3.419%	12/20/28	87,302	80,348
	Bank of America Corp.	3.970%	3/5/29	14,167	13,327
	Bank of America Corp.	5.202%	4/25/29	101,809	101,084
	Bank of America Corp.	2.087%	6/14/29	18,643	16,002
	Bank of America Corp.	4.271%	7/23/29	13,195	12,537
	Bank of America Corp.	2.972%	2/4/33	18,296	15,281
	Bank of Montreal	5.300%	6/5/26	30,000	30,002
	Bank of Montreal	1.250%	9/15/26	27,680	24,557
	Bank of Montreal	5.203%	2/1/28	26,000	26,028
	Bank of Montreal	4.338%	10/5/28	46,980	46,570
	Bank of New York Mellon Corp.	4.414%	7/24/26	24,945	24,496
	Bank of New York Mellon Corp.	2.450%	8/17/26	9,700	9,012
	Bank of New York Mellon Corp.	4.947%	4/26/27	100,000	98,850
	Bank of New York Mellon Corp.	3.400%	1/29/28	25,829	24,238
	Bank of New York Mellon Corp.	3.442%	2/7/28	45,782	43,117
	Bank of New York Mellon Corp.	5.802%	10/25/28	37,675	38,449
	Bank of New York Mellon Corp.	4.543%	2/1/29	39,500	38,575
	Bank of Nova Scotia	5.450%	6/12/25	53,000	52,853
	Bank of Nova Scotia	4.500%	12/16/25	47,180	45,744
	Bank of Nova Scotia	4.750%	2/2/26	56,480	55,726
	Bank of Nova Scotia	1.050%	3/2/26	55,650	49,923
	Bank of Nova Scotia	2.700%	8/3/26	24,208	22,466
	Bank of Nova Scotia	1.950%	2/2/27	27,540	24,662
	Bank of Nova Scotia	5.250%	6/12/28	30,490	30,445
[9]	Banque Federative du Credit Mutuel SA	2.500%	5/25/28	12,600	12,716
	Barclays plc	4.375%	9/11/24	55,709	54,470
	Barclays plc	3.650%	3/16/25	38,535	37,220
	Barclays plc	4.375%	1/12/26	51,772	50,024
	Barclays plc	2.852%	5/7/26	28,346	26,773
	Barclays plc	5.200%	5/12/26	27,955	27,216
	Barclays plc	5.304%	8/9/26	54,190	53,374
	Barclays plc	7.325%	11/2/26	5,260	5,396
	Barclays plc	5.829%	5/9/27	57,800	57,463
	Barclays plc	2.279%	11/24/27	9,930	8,836
	Barclays plc	4.836%	5/9/28	5,930	5,517
	Barclays plc	5.501%	8/9/28	25,200	24,801
	Barclays plc	7.385%	11/2/28	54,005	56,798
	Barclays plc	4.972%	5/16/29	35,000	33,561
[9]	Belfius Bank SA	3.125%	5/11/26	1,000	1,060
[9]	Berkshire Hathaway Inc.	1.125%	3/16/27	6,100	6,121
	Blue Owl Capital Corp.	3.750%	7/22/25	9,580	8,949
	Blue Owl Capital Corp.	4.250%	1/15/26	1,940	1,820
	Blue Owl Capital Corp.	3.400%	7/15/26	38,714	34,913
	Brown & Brown Inc.	4.200%	9/15/24	33,202	32,577
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	48,465	43,237
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	53,100	52,342
	Capital One Financial Corp.	4.250%	4/30/25	9,640	9,356
	Capital One Financial Corp.	4.166%	5/9/25	46,250	45,355
	Capital One Financial Corp.	4.200%	10/29/25	23,563	22,686
	Capital One Financial Corp.	2.636%	3/3/26	72,400	68,212
	Capital One Financial Corp.	3.750%	3/9/27	43,898	41,099
	Capital One Financial Corp.	1.878%	11/2/27	48,250	42,134
	Capital One Financial Corp.	4.927%	5/10/28	38,600	37,152
	Capital One Financial Corp.	5.468%	2/1/29	56,550	55,232
	Capital One Financial Corp.	6.312%	6/8/29	133,896	134,429
	Capital One NA	2.280%	1/28/26	38,485	36,228
	Charles Schwab Corp.	3.625%	4/1/25	44,839	43,478
	Charles Schwab Corp.	3.850%	5/21/25	49,262	47,740
	Charles Schwab Corp.	0.900%	3/11/26	26,115	23,212
	Charles Schwab Corp.	1.150%	5/13/26	29,150	25,934
	Charles Schwab Corp.	2.450%	3/3/27	42,975	38,849
	Charles Schwab Corp.	3.300%	4/1/27	20,174	18,907
	Charles Schwab Corp.	5.643%	5/19/29	64,370	64,936
[9]	Chubb INA Holdings Inc.	0.300%	12/15/24	21,768	22,696
	Chubb INA Holdings Inc.	3.150%	3/15/25	23,558	22,787
	Chubb INA Holdings Inc.	3.350%	5/3/26	42,732	41,060
	Citigroup Inc.	3.875%	3/26/25	26,482	25,694
	Citigroup Inc.	4.400%	6/10/25	28,325	27,611
	Citigroup Inc.	5.500%	9/13/25	2,615	2,601
	Citigroup Inc.	2.014%	1/25/26	40,635	38,365
	Citigroup Inc.	4.600%	3/9/26	54,240	52,931
	Citigroup Inc.	3.290%	3/17/26	24,200	23,244
	Citigroup Inc.	3.106%	4/8/26	43,900	42,034
	Citigroup Inc.	3.400%	5/1/26	28,800	27,399
	Citigroup Inc.	5.610%	9/29/26	38,670	38,583
	Citigroup Inc.	3.200%	10/21/26	84,303	79,088
	Citigroup Inc.	4.300%	11/20/26	26,104	25,075
	Citigroup Inc.	1.122%	1/28/27	23,523	21,024
	Citigroup Inc.	1.462%	6/9/27	81,460	72,569
	Citigroup Inc.	4.450%	9/29/27	33,114	31,835
	Citigroup Inc.	3.887%	1/10/28	38,540	36,532
	Citigroup Inc.	3.070%	2/24/28	48,150	44,437
	Citigroup Inc.	4.658%	5/24/28	24,780	24,179
	Citigroup Inc.	3.668%	7/24/28	68,196	63,731
	Citigroup Inc.	4.125%	7/25/28	4,700	4,425
	Citigroup Inc.	3.520%	10/27/28	16,040	14,880
	Citigroup Inc.	4.075%	4/23/29	8,580	8,102
	CNO Financial Group Inc.	5.250%	5/30/25	22,250	21,865
[6,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 0.700%	4.989%	1/14/27	19,300	12,922
[6,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	5.237%	8/20/31	31,900	21,153
[6,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.800%	6.017%	9/10/30	7,300	4,923
	Cooperatieve Rabobank UA	4.375%	8/4/25	18,700	18,158
	Cooperatieve Rabobank UA	3.750%	7/21/26	48,131	45,426
	Corebridge Financial Inc	3.650%	4/5/27	84,327	79,336
	Corebridge Financial Inc.	3.500%	4/4/25	54,043	51,933
[9]	Credit Mutuel Arkea SA	1.875%	10/25/29	2,000	2,102
	Credit Suisse AG	4.750%	8/9/24	20,000	19,654
	Credit Suisse AG	3.625%	9/9/24	29,705	28,823
	Credit Suisse AG	7.950%	1/9/25	31,340	32,021
	Credit Suisse AG	3.700%	2/21/25	32,578	31,314
	Credit Suisse AG	2.950%	4/9/25	29,340	27,799
	Credit Suisse AG	1.250%	8/7/26	33,690	29,340
	Credit Suisse AG	5.000%	7/9/27	40,415	38,991
	Credit Suisse AG	7.500%	2/15/28	13,036	13,807

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Danske Bank A/S	1.000%	5/15/31	4,500	4,407
[9]	de Volksbank NV	0.250%	6/22/26	8,800	8,616
	Deutsche Bank AG	2.222%	9/18/24	27,415	27,255
	Deutsche Bank AG	1.447%	4/1/25	28,940	27,857
	Deutsche Bank AG	4.500%	4/1/25	14,740	14,194
	Deutsche Bank AG	3.961%	11/26/25	2,650	2,553
	Deutsche Bank AG	6.119%	7/14/26	8,922	8,879
	Deutsche Bank AG	2.129%	11/24/26	69,850	63,304
	Deutsche Bank AG	7.146%	7/13/27	57,500	58,642
	Deutsche Bank AG	2.311%	11/16/27	45,176	39,681
	Deutsche Bank AG	2.552%	1/7/28	3,966	3,491
	Deutsche Bank AG	6.720%	1/18/29	34,630	35,284
	Discover Bank	2.450%	9/12/24	34,165	32,641
	Discover Bank	3.450%	7/27/26	34,435	31,748
	Discover Bank	4.682%	8/9/28	14,450	13,143
	Discover Financial Services	3.750%	3/4/25	5,085	4,868
	Equitable Holdings Inc.	4.350%	4/20/28	14,455	13,737
[5]	F&G Global Funding	0.900%	9/20/24	10,936	10,223
[5]	F&G Global Funding	1.750%	6/30/26	18,649	16,608
	Fifth Third Bancorp	2.375%	1/28/25	3,404	3,230
	Fifth Third Bancorp	2.550%	5/5/27	8,075	7,258
	Fifth Third Bancorp	1.707%	11/1/27	23,130	20,036
	Fifth Third Bancorp	3.950%	3/14/28	39,275	36,728
	Fifth Third Bancorp	6.361%	10/27/28	76,859	78,107
	Fifth Third Bancorp	6.339%	7/27/29	56,194	57,232
	Fifth Third Bancorp	4.772%	7/28/30	28,111	26,445
	Fifth Third Bank NA	3.950%	7/28/25	27,670	26,626
	Fifth Third Bank NA	3.850%	3/15/26	11,645	10,912
	Fifth Third Bank NA	2.250%	2/1/27	4,750	4,213
	First-Citizens Bank & Trust Co.	2.969%	9/27/25	16,692	15,893
	FS KKR Capital Corp.	3.400%	1/15/26	17,880	16,456
	GATX Corp.	3.250%	3/30/25	2,109	2,016
	GATX Corp.	3.250%	9/15/26	9,710	8,992
	Goldman Sachs Group Inc.	5.700%	11/1/24	32,293	32,264
	Goldman Sachs Group Inc.	3.500%	1/23/25	41,150	39,864
	Goldman Sachs Group Inc.	3.500%	4/1/25	60,540	58,376
	Goldman Sachs Group Inc.	3.750%	5/22/25	78,310	75,821
	Goldman Sachs Group Inc.	4.250%	10/21/25	56,569	54,815
	Goldman Sachs Group Inc.	0.855%	2/12/26	33,975	31,522
	Goldman Sachs Group Inc.	3.750%	2/25/26	8,197	7,870
	Goldman Sachs Group Inc.	3.500%	11/16/26	25,155	23,726
	Goldman Sachs Group Inc.	1.093%	12/9/26	41,000	36,845
	Goldman Sachs Group Inc.	3.850%	1/26/27	14,460	13,797
	Goldman Sachs Group Inc.	1.431%	3/9/27	99,088	88,818
	Goldman Sachs Group Inc.	1.542%	9/10/27	33,900	29,932
	Goldman Sachs Group Inc.	1.948%	10/21/27	64,400	57,437
	Goldman Sachs Group Inc.	2.640%	2/24/28	61,082	55,325
	Goldman Sachs Group Inc.	3.615%	3/15/28	37,974	35,677
[8]	Goldman Sachs Group Inc.	7.250%	4/10/28	4,700	6,313
	Goldman Sachs Group Inc.	3.691%	6/5/28	44,707	42,113
	Goldman Sachs Group Inc.	4.482%	8/23/28	119,200	115,427
	Goldman Sachs Group Inc.	3.814%	4/23/29	8,957	8,343
	Goldman Sachs Group Inc.	4.223%	5/1/29	6,400	6,069
	Hanover Insurance Group Inc.	4.500%	4/15/26	9,700	9,394
	HSBC Holdings plc	4.250%	8/18/25	39,693	38,331
	HSBC Holdings plc	2.633%	11/7/25	36,895	35,285
	HSBC Holdings plc	4.300%	3/8/26	24,965	24,219
	HSBC Holdings plc	2.999%	3/10/26	41,330	39,450
	HSBC Holdings plc	1.645%	4/18/26	103,654	96,225
	HSBC Holdings plc	3.900%	5/25/26	29,850	28,535
	HSBC Holdings plc	2.099%	6/4/26	115,932	108,011
	HSBC Holdings plc	4.292%	9/12/26	55,223	53,354
	HSBC Holdings plc	1.589%	5/24/27	79,886	71,087
[8]	HSBC Holdings plc	1.750%	7/24/27	8,200	9,227
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	2.251%	11/22/27	32,600	29,128
	HSBC Holdings plc	4.041%	3/13/28	58,858	55,505
[9]	HSBC Holdings plc	3.125%	6/7/28	400	416
	HSBC Holdings plc	4.755%	6/9/28	44,881	43,250
	HSBC Holdings plc	5.210%	8/11/28	36,420	35,680
	HSBC Holdings plc	2.013%	9/22/28	9,650	8,336
	HSBC Holdings plc	7.390%	11/3/28	41,230	43,563
	HSBC Holdings plc	6.161%	3/9/29	41,012	41,551
	Huntington Bancshares Inc.	4.443%	8/4/28	42,325	40,056
	Huntington National Bank	4.008%	5/16/25	16,996	16,521
	Huntington National Bank	5.699%	11/18/25	16,162	15,899
	ING Groep NV	1.726%	4/1/27	15,520	13,927
	ING Groep NV	4.017%	3/28/28	8,680	8,196
	Intercontinental Exchange Inc.	3.750%	12/1/25	25,590	24,850
	Intercontinental Exchange Inc.	4.000%	9/15/27	52,800	51,184
	Invesco Finance plc	3.750%	1/15/26	13,760	13,280
[9]	JAB Holdings BV	1.000%	12/20/27	17,800	17,228
	Jefferies Financial Group Inc.	5.875%	7/21/28	19,260	19,212
	JPMorgan Chase & Co.	1.561%	12/10/25	47,600	44,902
	JPMorgan Chase & Co.	2.005%	3/13/26	88,017	83,049
	JPMorgan Chase & Co.	2.083%	4/22/26	92,730	87,302
	JPMorgan Chase & Co.	3.200%	6/15/26	20,605	19,582
	JPMorgan Chase & Co.	2.950%	10/1/26	14,530	13,617
	JPMorgan Chase & Co.	1.045%	11/19/26	140,388	126,760
	JPMorgan Chase & Co.	4.125%	12/15/26	19,304	18,638
	JPMorgan Chase & Co.	1.040%	2/4/27	71,309	63,634
	JPMorgan Chase & Co.	1.578%	4/22/27	98,480	88,668
	JPMorgan Chase & Co.	1.470%	9/22/27	52,510	46,477
	JPMorgan Chase & Co.	3.782%	2/1/28	52,032	49,355
	JPMorgan Chase & Co.	2.947%	2/24/28	4,953	4,561
	JPMorgan Chase & Co.	4.323%	4/26/28	82,806	80,174
	JPMorgan Chase & Co.	3.540%	5/1/28	26,049	24,379
	JPMorgan Chase & Co.	2.182%	6/1/28	26,100	23,248
	JPMorgan Chase & Co.	4.851%	7/25/28	49,050	48,417
	JPMorgan Chase & Co.	4.005%	4/23/29	48,886	46,258
	JPMorgan Chase & Co.	1.953%	2/4/32	16,450	13,090
[9]	KBC Group NV	1.625%	9/18/29	1,000	1,051
	Kemper Corp.	4.350%	2/15/25	9,059	8,778
	KeyBank NA	4.700%	1/26/26	20,000	19,083
	KeyBank NA	5.850%	11/15/27	41,553	40,716
[5]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	3,880	3,716
	Lazard Group LLC	3.750%	2/13/25	7,625	7,357
[12,13]	Lehman Brothers E-Capital Trust I	3.589%	8/19/65	9,410	1
	Lloyds Banking Group plc	4.582%	12/10/25	37,563	36,172
	Lloyds Banking Group plc	4.650%	3/24/26	1,080	1,041
	Lloyds Banking Group plc	4.716%	8/11/26	37,810	37,024
	Lloyds Banking Group plc	3.750%	1/11/27	33,555	31,753
	Lloyds Banking Group plc	1.627%	5/11/27	19,415	17,255
	Lloyds Banking Group plc	6.289%	8/7/27	28,950	28,950
	Lloyds Banking Group plc	3.750%	3/18/28	9,700	9,063
	Lloyds Banking Group plc	5.871%	3/6/29	25,700	25,639
[9]	Luminor Bank A/S	0.792%	12/3/24	5,344	5,687
	M&T Bank Corp.	4.553%	8/16/28	90,725	85,946
[6,11]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	6.854%	5/28/30	33,130	22,677
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	4,750	4,508
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	14,890	14,630

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	64,660	62,425
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	64,942	62,209
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	29,500	28,667
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	28,877	27,344
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	17,699	17,184
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	45,665	42,076
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	17,329	16,478
	Mitsubishi UFJ Financial Group Inc.	5.063%	9/12/25	29,140	28,844
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	31,700	29,755
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	23,890	23,819
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	11,300	10,407
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	64,598	57,496
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	27,700	24,483
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	47,700	42,827
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	19,560	19,208
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	4,800	4,776
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	36,680	36,615
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	36,450	35,988
	Mizuho Financial Group Inc.	2.226%	5/25/26	28,890	26,943
	Mizuho Financial Group Inc.	1.234%	5/22/27	52,063	45,960
	Mizuho Financial Group Inc.	1.554%	7/9/27	40,700	36,077
	Mizuho Financial Group Inc.	5.667%	5/27/29	29,450	29,473
	Mizuho Financial Group Inc.	5.778%	7/6/29	32,610	32,754
	Morgan Stanley	4.000%	7/23/25	29,877	29,111
	Morgan Stanley	5.000%	11/24/25	79,980	79,053
	Morgan Stanley	3.875%	1/27/26	88,295	85,223
	Morgan Stanley	2.188%	4/28/26	68,300	64,285
	Morgan Stanley	4.679%	7/17/26	25,000	24,529
	Morgan Stanley	3.125%	7/27/26	12,619	11,863
	Morgan Stanley	4.350%	9/8/26	41,130	39,761
	Morgan Stanley	6.138%	10/16/26	27,614	27,943
	Morgan Stanley	0.985%	12/10/26	59,465	53,202
	Morgan Stanley	3.625%	1/20/27	66,477	63,032
	Morgan Stanley	5.050%	1/28/27	37,940	37,567
	Morgan Stanley	3.950%	4/23/27	25,965	24,719
	Morgan Stanley	1.593%	5/4/27	54,835	49,206
	Morgan Stanley	1.512%	7/20/27	66,650	59,257
[9]	Morgan Stanley	0.406%	10/29/27	8,226	7,997
	Morgan Stanley	2.475%	1/21/28	94,000	85,046
	Morgan Stanley	4.210%	4/20/28	29,100	27,955
[6]	Morgan Stanley	3.591%	7/22/28	16,409	15,270
	Morgan Stanley	6.296%	10/18/28	89,680	92,713
	Morgan Stanley	3.772%	1/24/29	26,000	24,327
	Morgan Stanley	5.123%	2/1/29	27,220	26,919
	Morgan Stanley	5.164%	4/20/29	141,500	140,036
	Morgan Stanley	5.449%	7/20/29	65,590	65,722
	Morgan Stanley Bank NA	4.754%	4/21/26	53,700	53,041
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nasdaq Inc.	5.650%	6/28/25	46,070	46,167
	Nasdaq Inc.	5.350%	6/28/28	84,700	84,852
	National Australia Bank Ltd.	4.944%	1/12/28	28,960	28,852
[9]	Nationwide Building Society	2.000%	7/25/29	29,394	31,094
[9]	NatWest Group plc	1.750%	3/2/26	14,500	15,231
	NatWest Group plc	4.800%	4/5/26	22,265	21,694
	NatWest Group plc	5.847%	3/2/27	29,200	29,040
	NatWest Group plc	1.642%	6/14/27	22,600	20,027
	NatWest Group plc	3.073%	5/22/28	11,806	10,656
	NatWest Group plc	5.516%	9/30/28	9,700	9,534
	NatWest Group plc	3.754%	11/1/29	30,835	29,257
[8]	NatWest Group plc	2.105%	11/28/31	7,300	7,926
[9]	NatWest Markets plc	0.125%	11/12/25	9,700	9,737
[8]	NIBC Bank NV	3.125%	11/15/23	34,400	43,661
	Nomura Holdings Inc.	1.851%	7/16/25	13,236	12,211
	Nomura Holdings Inc.	2.329%	1/22/27	24,300	21,585
	Nomura Holdings Inc.	5.386%	7/6/27	19,400	19,086
	Nomura Holdings Inc.	5.842%	1/18/28	16,310	16,359
	Nomura Holdings Inc.	6.070%	7/12/28	21,123	21,314
[5]	Nuveen Finance LLC	4.125%	11/1/24	14,375	13,994
	OneMain Finance Corp.	3.500%	1/15/27	2,438	2,113
[9]	OP Corporate Bank plc	1.625%	6/9/30	500	511
[8]	Pension Insurance Corp. plc	6.500%	7/3/24	19,905	25,368
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	37,637	36,789
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.200%	11/15/25	58,335	52,373
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.750%	5/24/26	33,730	33,578
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/27	1,959	1,950
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/28	28,725	28,816
[8]	Phoenix Group Holdings plc	6.625%	12/18/25	23,593	30,027
	PNC Bank NA	2.950%	2/23/25	4,905	4,693
	PNC Financial Services Group Inc.	5.812%	6/12/26	23,870	23,900
	PNC Financial Services Group Inc.	4.758%	1/26/27	90,677	89,118
	PNC Financial Services Group Inc.	5.354%	12/2/28	81,530	81,070
	PNC Financial Services Group Inc.	5.582%	6/12/29	206,725	207,051
	PNC Financial Services Group Inc.	2.550%	1/22/30	9,600	8,122
	Principal Financial Group Inc.	3.100%	11/15/26	5,935	5,509
	Progressive Corp.	2.500%	3/15/27	34,943	32,160
[5]	Protective Life Global Funding	1.618%	4/15/26	22,570	20,241
[5]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	2,360	2,103
[8]	Rothesay Life plc	8.000%	10/30/25	19,730	25,504
	Royal Bank of Canada	4.950%	4/25/25	26,509	26,231
	Royal Bank of Canada	1.200%	4/27/26	70,280	62,995
	Royal Bank of Canada	1.150%	7/14/26	42,284	37,748
	Royal Bank of Canada	5.200%	7/20/26	37,740	37,712
	Royal Bank of Canada	1.400%	11/2/26	33,685	29,884
	Royal Bank of Canada	3.625%	5/4/27	20,530	19,449
	Royal Bank of Canada	4.240%	8/3/27	10,600	10,256
	Royal Bank of Canada	6.000%	11/1/27	48,300	49,738
	Royal Bank of Canada	4.900%	1/12/28	56,455	55,810
	Royal Bank of Canada	5.200%	8/1/28	24,080	24,025

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santander Holdings USA Inc.	3.450%	6/2/25	36,885	35,166
	Santander Holdings USA Inc.	6.499%	3/9/29	24,430	24,533
	Santander UK Group Holdings plc	1.532%	8/21/26	33,875	30,506
	Santander UK Group Holdings plc	6.833%	11/21/26	49,840	50,565
	Santander UK Group Holdings plc	1.673%	6/14/27	63,415	55,542
	Santander UK Group Holdings plc	2.469%	1/11/28	38,002	33,380
	Santander UK Group Holdings plc	6.534%	1/10/29	19,270	19,478
[5]	Security Benefit Global Funding	1.250%	5/17/24	13,595	12,974
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	9,700	8,566
[6,11]	Standard Chartered plc, 3M Australian Bank Bill Rate + 1.850%	6.156%	6/28/25	20,500	13,765
	State Street Corp.	5.272%	8/3/26	50,000	50,000
	State Street Corp.	5.820%	11/4/28	12,460	12,729
	Stifel Financial Corp.	4.250%	7/18/24	14,300	14,013
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	11,600	11,577
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	23,160	22,186
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	21,540	21,761
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	59,284	54,877
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	48,900	43,210
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	23,285	21,834
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	19,400	17,387
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	9,700	9,052
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	34,150	34,312
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/28	9,630	9,767
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	12,670	10,654
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	3,100	2,515
[6,11]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	5.537%	10/16/24	13,821	9,293
	Synchrony Bank	5.400%	8/22/25	24,600	23,693
	Synchrony Financial	4.500%	7/23/25	31,729	30,365
	Synchrony Financial	3.700%	8/4/26	23,619	21,625
	Synovus Bank	5.625%	2/15/28	13,500	12,508
	Toronto-Dominion Bank	0.750%	9/11/25	28,044	25,476
	Toronto-Dominion Bank	5.103%	1/9/26	18,240	18,183
	Toronto-Dominion Bank	1.200%	6/3/26	26,426	23,543
	Toronto-Dominion Bank	5.532%	7/17/26	48,720	48,946
	Toronto-Dominion Bank	1.250%	9/10/26	84,936	75,343
	Toronto-Dominion Bank	2.800%	3/10/27	89,415	82,208
	Toronto-Dominion Bank	4.108%	6/8/27	44,210	42,466
	Toronto-Dominion Bank	4.693%	9/15/27	4,800	4,711
	Toronto-Dominion Bank	5.156%	1/10/28	46,885	46,689
	Toronto-Dominion Bank	5.523%	7/17/28	48,080	48,579
	Toronto-Dominion Bank	3.625%	9/15/31	11,000	10,240
	Trinity Acquisition plc	4.400%	3/15/26	1,367	1,320
	Truist Bank	1.500%	3/10/25	25,730	23,966
	Truist Bank	3.625%	9/16/25	21,610	20,440
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Truist Bank	2.636%	9/17/29	10,545	9,773
	Truist Financial Corp.	3.700%	6/5/25	9,640	9,294
	Truist Financial Corp.	1.267%	3/2/27	15,350	13,693
	Truist Financial Corp.	6.047%	6/8/27	79,950	80,056
	Truist Financial Corp.	4.123%	6/6/28	8,700	8,252
	Truist Financial Corp.	4.873%	1/26/29	100,020	96,708
	Truist Financial Corp.	6.123%	10/28/33	20,894	21,460
	Truist Financial Corp.	5.122%	1/26/34	21,882	20,923
	UBS Group AG	3.750%	3/26/25	67,437	65,294
	UBS Group AG	4.550%	4/17/26	18,413	17,849
[5]	UBS Group AG	6.373%	7/15/26	24,452	24,491
	US Bancorp	3.100%	4/27/26	10,154	9,591
	US Bancorp	5.727%	10/21/26	57,610	57,821
	US Bancorp	4.548%	7/22/28	156,888	150,977
	US Bancorp	4.653%	2/1/29	62,230	59,678
	US Bancorp	5.775%	6/12/29	55,175	55,433
	Voya Financial Inc.	3.650%	6/15/26	11,895	11,221
[12,13]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/11	21,983	2
	Wells Fargo & Co.	3.000%	2/19/25	20,694	19,924
	Wells Fargo & Co.	3.550%	9/29/25	103,033	99,111
	Wells Fargo & Co.	2.164%	2/11/26	60,354	57,050
	Wells Fargo & Co.	3.000%	4/22/26	59,157	55,708
	Wells Fargo & Co.	2.188%	4/30/26	77,800	73,212
	Wells Fargo & Co.	4.100%	6/3/26	91,330	87,690
	Wells Fargo & Co.	4.540%	8/15/26	16,659	16,296
	Wells Fargo & Co.	3.000%	10/23/26	73,175	68,261
[9]	Wells Fargo & Co.	1.375%	10/26/26	43,590	43,963
	Wells Fargo & Co.	3.196%	6/17/27	22,050	20,644
	Wells Fargo & Co.	4.300%	7/22/27	25,615	24,668
	Wells Fargo & Co.	3.526%	3/24/28	86,305	80,635
	Wells Fargo & Co.	3.584%	5/22/28	94,297	88,047
	Wells Fargo & Co.	2.393%	6/2/28	56,429	50,480
	Wells Fargo & Co.	4.808%	7/25/28	61,680	60,147
	Wells Fargo & Co.	5.574%	7/25/29	84,910	85,316
	Westpac Banking Corp.	2.894%	2/4/30	58,869	55,356
	Westpac Banking Corp.	4.322%	11/23/31	27,918	26,044
[6,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.050%	4.967%	5/20/27	7,300	4,937
[6,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.230%	5.104%	11/11/27	43,400	29,536
[6,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.550%	5.807%	1/29/31	10,800	7,238
	Willis North America Inc.	3.600%	5/15/24	70,071	68,579
	Willis North America Inc.	4.650%	6/15/27	19,400	18,816
					16,694,564
Health Care (9.7%)
	AbbVie Inc.	2.600%	11/21/24	227,930	219,463
	AbbVie Inc.	3.800%	3/15/25	102,467	99,811
	AbbVie Inc.	3.600%	5/14/25	26,347	25,536
	AbbVie Inc.	3.200%	5/14/26	24,750	23,583
	AbbVie Inc.	2.950%	11/21/26	139,102	130,443
	AbbVie Inc.	4.250%	11/14/28	8,934	8,668
	Aetna Inc.	3.500%	11/15/24	9,670	9,436
	Agilent Technologies Inc.	3.050%	9/22/26	2,000	1,868
[5]	Alcon Finance Corp.	2.750%	9/23/26	19,350	17,849
[9]	American Medical Systems Europe BV	0.750%	3/8/25	45,141	47,096
	AmerisourceBergen Corp.	3.450%	12/15/27	14,815	13,915
	Amgen Inc.	5.250%	3/2/25	119,440	119,123
	Amgen Inc.	3.125%	5/1/25	15,679	15,068
	Amgen Inc.	2.200%	2/21/27	34,841	31,632
	Amgen Inc.	3.200%	11/2/27	17,780	16,610
	Amgen Inc.	5.150%	3/2/28	166,208	166,337

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Astrazeneca Finance LLC	1.200%	5/28/26	76,530	69,165
	Astrazeneca Finance LLC	1.750%	5/28/28	9,555	8,312
	Astrazeneca Finance LLC	4.875%	3/3/28	45,765	45,831
	Baxalta Inc.	4.000%	6/23/25	12,304	11,961
	Baxter International Inc.	1.322%	11/29/24	140,925	133,387
	Baxter International Inc.	1.915%	2/1/27	158,915	141,935
	Baxter International Inc.	2.272%	12/1/28	61,195	52,719
[5]	Bayer US Finance LLC	3.375%	10/8/24	24,570	23,822
	Becton Dickinson & Co.	3.700%	6/6/27	77,616	74,021
	Becton Dickinson & Co.	4.693%	2/13/28	20,700	20,472
	Boston Scientific Corp.	1.900%	6/1/25	43,755	41,148
	Bristol-Myers Squibb Co.	3.450%	11/15/27	8,290	7,973
	Bristol-Myers Squibb Co.	3.900%	2/20/28	8,801	8,512
	Centene Corp.	4.250%	12/15/27	7,025	6,620
	Centene Corp.	2.450%	7/15/28	9,674	8,333
	Cigna Group	3.250%	4/15/25	24,000	23,110
	Cigna Group	4.125%	11/15/25	91,744	89,559
	Cigna Group	4.500%	2/25/26	9,900	9,720
	Cigna Group	1.250%	3/15/26	22,550	20,350
	Cigna Group	3.400%	3/1/27	36,217	34,199
	Cigna Group	4.375%	10/15/28	20,615	19,944
	CommonSpirit Health	2.760%	10/1/24	47,745	46,070
	CommonSpirit Health	1.547%	10/1/25	32,150	29,404
[5]	CSL Finance plc	3.850%	4/27/27	9,680	9,264
	CVS Health Corp.	2.625%	8/15/24	49,444	47,976
	CVS Health Corp.	4.100%	3/25/25	16,143	15,831
	CVS Health Corp.	3.875%	7/20/25	45,617	44,326
	CVS Health Corp.	5.000%	2/20/26	48,255	48,076
	CVS Health Corp.	2.875%	6/1/26	24,200	22,779
	CVS Health Corp.	3.000%	8/15/26	41,970	39,457
	CVS Health Corp.	3.625%	4/1/27	99,162	94,403
	CVS Health Corp.	1.300%	8/21/27	33,815	29,192
	CVS Health Corp.	4.300%	3/25/28	151,538	146,715
	CVS Health Corp.	5.000%	1/30/29	47,600	47,365
	DH Europe Finance II Sarl	2.200%	11/15/24	91,491	87,889
[9]	DH Europe Finance II Sarl	0.200%	3/18/26	19,435	19,481
	Dignity Health	3.812%	11/1/24	970	945
	Elevance Health Inc.	2.375%	1/15/25	24,455	23,389
	Elevance Health Inc.	5.350%	10/15/25	11,600	11,616
	Elevance Health Inc.	1.500%	3/15/26	38,795	35,176
	Elevance Health Inc.	4.101%	3/1/28	36,708	35,310
[9]	EssilorLuxottica SA	0.125%	5/27/25	1,000	1,031
[9]	EssilorLuxottica SA	0.375%	1/5/26	5,000	5,087
	GE HealthCare Technologies Inc.	5.550%	11/15/24	16,345	16,327
	GE HealthCare Technologies Inc.	5.600%	11/15/25	115,085	115,462
	GE HealthCare Technologies Inc.	5.650%	11/15/27	116,024	118,235
	Gilead Sciences Inc.	3.500%	2/1/25	82,940	80,791
	Gilead Sciences Inc.	3.650%	3/1/26	88,187	85,015
	Gilead Sciences Inc.	2.950%	3/1/27	7,064	6,626
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	52,159	50,389
	HCA Inc.	5.375%	2/1/25	24,190	24,049
	HCA Inc.	5.250%	4/15/25	47,142	46,753
	HCA Inc.	5.250%	6/15/26	44,900	44,504
	HCA Inc.	4.500%	2/15/27	33,403	32,475
[5]	HCA Inc.	3.125%	3/15/27	28,845	26,589
[5]	Highmark Inc.	1.450%	5/10/26	60,053	53,542
	Humana Inc.	3.850%	10/1/24	15,019	14,696
	Humana Inc.	4.500%	4/1/25	29,165	28,735
	Humana Inc.	1.350%	2/3/27	9,750	8,539
	Humana Inc.	3.950%	3/15/27	6,000	5,757
	Humana Inc.	5.750%	3/1/28	10,461	10,706
	McKesson Corp.	0.900%	12/3/25	33,440	30,184
	McKesson Corp.	1.300%	8/15/26	33,850	30,307
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	McKesson Corp.	3.950%	2/16/28	26,350	25,338
	Merck & Co. Inc.	1.700%	6/10/27	42,980	38,555
	Merck & Co. Inc.	4.050%	5/17/28	45,164	44,431
[5]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	9,705	8,698
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/25	233,315	231,300
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/26	375,695	370,968
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/28	321,695	316,176
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	12,893	11,800
	Quest Diagnostics Inc.	3.500%	3/30/25	11,655	11,284
	Quest Diagnostics Inc.	3.450%	6/1/26	6,800	6,510
	Revvity Inc.	0.850%	9/15/24	58,085	54,948
[5]	Roche Holdings Inc.	2.314%	3/10/27	65,590	60,318
	Royalty Pharma plc	1.200%	9/2/25	36,950	33,583
	Royalty Pharma plc	1.750%	9/2/27	26,975	23,441
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	137,061	128,722
	Stryker Corp.	1.150%	6/15/25	29,100	26,961
	Stryker Corp.	3.375%	11/1/25	2,960	2,842
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	5,000	4,988
	Tenet Healthcare Corp.	4.875%	1/1/26	6,250	6,050
	Tenet Healthcare Corp.	4.250%	6/1/29	2,644	2,369
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	340	312
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	168,585	160,065
[9]	Thermo Fisher Scientific Inc.	3.200%	1/21/26	6,899	7,480
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	52,524	52,872
	UnitedHealth Group Inc.	1.250%	1/15/26	9,867	9,027
	UnitedHealth Group Inc.	5.250%	2/15/28	64,671	66,163
	UnitedHealth Group Inc.	3.850%	6/15/28	24,090	23,196
	UnitedHealth Group Inc.	4.250%	1/15/29	56,280	54,863
	Utah Acquisition Sub Inc.	3.950%	6/15/26	84,040	79,741
	Viatris Inc.	1.650%	6/22/25	56,546	52,399
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	73,410	69,627
	Zoetis Inc.	4.500%	11/13/25	38,800	38,134
	Zoetis Inc.	5.400%	11/14/25	26,740	26,849
	Zoetis Inc.	3.000%	9/12/27	18,825	17,563
					5,535,567
Industrials (6.2%)
[5]	Air Canada	3.875%	8/15/26	3,605	3,350
[5]	American Airlines Inc.	11.750%	7/15/25	1,452	1,601
[5]	American Airlines Inc.	7.250%	2/15/28	864	857
[5]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	7,320	7,212
	Amphenol Corp.	4.750%	3/30/26	11,570	11,470
[5]	AP Moller - Maersk A/S	3.875%	9/28/25	27,700	26,698
[5]	Aramark Services Inc.	6.375%	5/1/25	9,350	9,365
[11]	Aurizon Network Pty Ltd.	4.000%	6/21/24	12,050	8,003
	Boeing Co.	1.433%	2/4/24	197,900	193,246
	Boeing Co.	2.850%	10/30/24	7,500	7,230
	Boeing Co.	4.875%	5/1/25	202,401	199,950
	Boeing Co.	2.600%	10/30/25	10,553	9,861
	Boeing Co.	2.750%	2/1/26	30,055	28,176
	Boeing Co.	2.196%	2/4/26	338,851	312,712
	Boeing Co.	2.250%	6/15/26	8,748	7,998
	Boeing Co.	2.700%	2/1/27	27,313	25,044

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boeing Co.	5.040%	5/1/27	6,358	6,306
	Boeing Co.	3.250%	2/1/28	24,090	22,169
[11]	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	12,200	8,013
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	15,760	16,396
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	13,706	13,044
	Canadian Pacific Railway Co.	2.900%	2/1/25	9,568	9,211
	Canadian Pacific Railway Co.	1.750%	12/2/26	36,800	33,103
	Canadian Pacific Railway Co.	4.000%	6/1/28	20,080	19,246
[5]	Cargo Aircraft Management Inc.	4.750%	2/1/28	2,697	2,402
	Carrier Global Corp.	2.242%	2/15/25	16,409	15,591
	Caterpillar Financial Services Corp.	4.800%	1/6/26	99,793	99,604
	Caterpillar Financial Services Corp.	4.350%	5/15/26	67,500	66,662
	Caterpillar Financial Services Corp.	1.150%	9/14/26	19,400	17,321
	CNH Industrial Capital LLC	1.875%	1/15/26	74,052	67,910
	CNH Industrial Capital LLC	1.450%	7/15/26	38,840	34,796
	CNH Industrial Capital LLC	4.550%	4/10/28	19,000	18,428
	CSX Corp.	3.350%	11/1/25	4,021	3,877
	CSX Corp.	3.800%	3/1/28	17,667	16,903
[5]	Daimler Truck Finance North America LLC	5.125%	1/19/28	14,470	14,392
	Dover Corp.	3.150%	11/15/25	6,115	5,819
	Embraer Overseas Ltd.	5.696%	9/16/23	1,281	1,280
	Emerson Electric Co.	0.875%	10/15/26	9,575	8,479
	Emerson Electric Co.	1.800%	10/15/27	19,500	17,357
	FedEx Corp.	3.250%	4/1/26	8,735	8,385
	FedEx Corp.	3.400%	2/15/28	14,739	13,798
	General Dynamics Corp.	3.250%	4/1/25	27,574	26,723
	General Dynamics Corp.	3.500%	4/1/27	29,360	28,039
	General Dynamics Corp.	2.625%	11/15/27	11,880	10,890
[8]	Heathrow Funding Ltd.	6.750%	12/3/28	9,715	12,634
[9]	Honeywell International Inc.	3.500%	5/17/27	28,100	30,587
	Honeywell International Inc.	4.950%	2/15/28	107,444	108,969
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	60,217	58,272
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	31,200	28,788
	John Deere Capital Corp.	3.400%	6/6/25	36,015	34,901
	John Deere Capital Corp.	4.050%	9/8/25	32,591	31,899
	John Deere Capital Corp.	4.800%	1/9/26	89,087	88,813
	John Deere Capital Corp.	5.050%	3/3/26	57,890	58,127
	John Deere Capital Corp.	4.750%	6/8/26	22,060	21,997
	John Deere Capital Corp.	1.300%	10/13/26	10,208	9,136
	John Deere Capital Corp.	2.350%	3/8/27	30,820	28,307
	John Deere Capital Corp.	2.800%	9/8/27	1,341	1,241
	John Deere Capital Corp.	4.150%	9/15/27	77,258	75,516
	John Deere Capital Corp.	4.750%	1/20/28	53,080	52,947
	Johnson Controls International plc	3.900%	2/14/26	2,541	2,443
	L3Harris Technologies Inc.	3.832%	4/27/25	4,620	4,486
	L3Harris Technologies Inc.	3.850%	12/15/26	26,108	24,966
	L3Harris Technologies Inc.	5.400%	1/15/27	57,770	57,906
	Lennox International Inc.	1.350%	8/1/25	6,770	6,215
	Lennox International Inc.	1.700%	8/1/27	6,800	5,943
	Lockheed Martin Corp.	4.950%	10/15/25	5,470	5,461
	Lockheed Martin Corp.	5.100%	11/15/27	32,670	33,139
	Lockheed Martin Corp.	4.450%	5/15/28	23,520	23,292
[11]	Lonsdale Finance Pty Ltd.	2.450%	11/20/26	20,730	12,710
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	159,624	159,710
[5]	Misc Capital Two Labuan Ltd.	3.625%	4/6/25	48,550	46,702
[5]	Misc Capital Two Labuan Ltd.	3.750%	4/6/27	6,795	6,369
	Norfolk Southern Corp.	3.650%	8/1/25	7,852	7,618
	Norfolk Southern Corp.	2.900%	6/15/26	16,309	15,392
	Northrop Grumman Corp.	2.930%	1/15/25	56,066	54,076
	Northrop Grumman Corp.	3.250%	1/15/28	63,139	58,991
	Otis Worldwide Corp.	2.056%	4/5/25	106,183	100,462
	Otis Worldwide Corp.	2.293%	4/5/27	1,220	1,113
	PACCAR Financial Corp.	1.100%	5/11/26	9,334	8,427
[11]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	38,120	24,875
	Parker-Hannifin Corp.	3.250%	3/1/27	1,660	1,563
	Parker-Hannifin Corp.	4.250%	9/15/27	29,080	28,310
[11]	Qantas Airways Ltd.	4.750%	10/12/26	5,810	3,792
[11]	Qantas Airways Ltd.	3.150%	9/27/28	9,650	5,676
	Quanta Services Inc.	0.950%	10/1/24	14,085	13,307
[5]	Regal Rexnord Corp.	6.050%	4/15/28	12,740	12,655
	Republic Services Inc.	3.200%	3/15/25	10,293	9,934
	Republic Services Inc.	0.875%	11/15/25	14,500	13,126
	Republic Services Inc.	2.900%	7/1/26	4,860	4,578
	Republic Services Inc.	3.375%	11/15/27	19,500	18,337
	Republic Services Inc.	4.875%	4/1/29	24,340	24,247
[5]	Rolls-Royce plc	3.625%	10/14/25	2,640	2,499
[5]	Rolls-Royce plc	5.750%	10/15/27	2,476	2,438
	RTX Corp.	3.950%	8/16/25	80,973	79,022
	RTX Corp.	5.000%	2/27/26	13,490	13,470
	RTX Corp.	3.500%	3/15/27	38,900	37,015
	RTX Corp.	3.125%	5/4/27	24,137	22,600
	RTX Corp.	4.125%	11/16/28	3,560	3,419
	Ryder System Inc.	1.750%	9/1/26	24,290	21,788
	Ryder System Inc.	2.850%	3/1/27	28,149	25,858
	Ryder System Inc.	5.650%	3/1/28	14,460	14,584
	Ryder System Inc.	5.250%	6/1/28	20,500	20,327
[5]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	42,600	38,638
[5]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	15,060	13,097
	Southwest Airlines Co.	5.250%	5/4/25	41,341	41,173
	Southwest Airlines Co.	3.000%	11/15/26	6,800	6,321
	Southwest Airlines Co.	5.125%	6/15/27	54,781	54,636
	Southwest Airlines Co.	3.450%	11/16/27	8,742	8,123
	Stanley Black & Decker Inc.	3.400%	3/1/26	21,105	20,059
[5]	TransDigm Inc.	6.250%	3/15/26	6,000	5,972
[5]	TransDigm Inc.	6.750%	8/15/28	5,840	5,868
[9]	Traton Finance Luxembourg SA	4.250%	5/16/28	1,000	1,091
	Tyco Electronics Group SA	4.500%	2/13/26	43,330	42,679
	Tyco Electronics Group SA	3.700%	2/15/26	24,334	23,517
	Tyco Electronics Group SA	3.125%	8/15/27	23,841	22,295
	Union Pacific Corp.	3.250%	8/15/25	15,077	14,557
	Union Pacific Corp.	2.750%	3/1/26	8,717	8,243
	Union Pacific Corp.	3.000%	4/15/27	18,214	17,144
[4]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	6,271	6,069
[5]	United Airlines Inc.	4.375%	4/15/26	9,885	9,363
[4,13]	US Airways Series 2001-1C Pass Through Trust	7.346%	9/20/23	34	34
	Waste Management Inc.	0.750%	11/15/25	30,210	27,394

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Waste Management Inc.	3.150%	11/15/27	19,991	18,767
	Waste Management Inc.	1.150%	3/15/28	2,900	2,472
					3,527,404
Materials (2.3%)
	Albemarle Corp.	4.650%	6/1/27	16,240	15,801
	ArcelorMittal SA	4.550%	3/11/26	8,995	8,806
[5]	Arconic Corp.	6.000%	5/15/25	1,058	1,073
[5]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	4,167	4,092
	Avery Dennison Corp.	0.850%	8/15/24	19,350	18,344
	Ball Corp.	4.875%	3/15/26	2,775	2,712
[9]	BASF SE	0.750%	3/17/26	1,000	1,019
[9]	BASF SE	0.250%	6/5/27	2,000	1,940
	Berry Global Inc.	0.950%	2/15/24	67,135	65,273
	Berry Global Inc.	1.570%	1/15/26	113,233	102,578
[5]	Berry Global Inc.	4.875%	7/15/26	15,149	14,657
	Berry Global Inc.	1.650%	1/15/27	21,744	18,910
[5]	Berry Global Inc.	5.625%	7/15/27	8,459	8,297
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	103,900	103,478
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	116,835	116,431
[5]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	4,090	4,072
[5]	Canpack SA / Canpack US LLC	3.875%	11/15/29	1,575	1,276
[5]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.400%	12/1/26	35,216	33,388
	Dow Chemical Co.	4.550%	11/30/25	24,580	24,130
[9]	Dow Chemical Co.	0.500%	3/15/27	2,000	1,936
	DuPont de Nemours Inc.	4.493%	11/15/25	59,612	58,529
	Eastman Chemical Co.	3.800%	3/15/25	22,587	21,959
	EIDP Inc.	1.700%	7/15/25	14,540	13,547
	EIDP Inc.	4.500%	5/15/26	38,555	37,898
[5]	Element Solutions Inc.	3.875%	9/1/28	6,543	5,784
	FMC Corp.	5.150%	5/18/26	19,130	18,916
	FMC Corp.	3.200%	10/1/26	12,000	11,117
	Freeport Indonesia PT	4.763%	4/14/27	22,710	22,053
	Freeport-McMoRan Inc.	4.550%	11/14/24	26,375	25,914
	Freeport-McMoRan Inc.	4.375%	8/1/28	8,228	7,803
[5]	Georgia-Pacific LLC	1.750%	9/30/25	66,065	61,037
[5]	Georgia-Pacific LLC	0.950%	5/15/26	71,895	63,769
[5]	Georgia-Pacific LLC	2.100%	4/30/27	49,882	45,387
[5]	Graphic Packaging International LLC	3.500%	3/15/28	625	562
[5]	Hudbay Minerals Inc.	4.500%	4/1/26	2,454	2,332
	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.750%	5/15/25	37,106	36,357
[5]	Ingevity Corp.	3.875%	11/1/28	2,075	1,797
	LYB International Finance III LLC	1.250%	10/1/25	51,849	47,258
	Nucor Corp.	3.950%	5/23/25	9,700	9,460
	Nucor Corp.	2.000%	6/1/25	26,034	24,492
	Nucor Corp.	4.300%	5/23/27	9,700	9,452
	Nutrien Ltd.	5.900%	11/7/24	6,725	6,741
	Nutrien Ltd.	3.000%	4/1/25	35,822	34,260
	Nutrien Ltd.	5.950%	11/7/25	17,260	17,447
	Nutrien Ltd.	4.900%	3/27/28	44,319	43,671
[5]	Olympus Water US Holding Corp.	9.750%	11/15/28	3,473	3,359
	Packaging Corp. of America	3.650%	9/15/24	339	332
	PPG Industries Inc.	1.200%	3/15/26	31,210	28,083
	RPM International Inc.	3.750%	3/15/27	37,821	35,595
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sherwin-Williams Co.	4.250%	8/8/25	24,040	23,571
	Steel Dynamics Inc.	2.800%	12/15/24	14,555	13,959
	Steel Dynamics Inc.	2.400%	6/15/25	15,855	14,888
	WRKCo Inc.	3.000%	9/15/24	29,076	28,126
	WRKCo Inc.	3.750%	3/15/25	8,107	7,866
	WRKCo Inc.	3.375%	9/15/27	3,050	2,821
					1,334,355
Real Estate (4.2%)
[9]	Akelius Residential Property AB	1.750%	2/7/25	3,000	3,102
[8]	Akelius Residential Property AB	2.375%	8/15/25	26,941	31,308
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	63,865	61,532
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	9,080	8,795
	American Tower Corp.	2.950%	1/15/25	53,083	51,037
	American Tower Corp.	2.400%	3/15/25	58,482	55,477
	American Tower Corp.	4.000%	6/1/25	31,725	30,833
	American Tower Corp.	1.600%	4/15/26	67,714	61,023
	American Tower Corp.	1.450%	9/15/26	34,406	30,502
	American Tower Corp.	3.375%	10/15/26	25,308	23,817
[9]	American Tower Corp.	0.450%	1/15/27	19,437	18,693
	American Tower Corp.	2.750%	1/15/27	28,920	26,498
[9]	American Tower Corp.	0.400%	2/15/27	8,744	8,389
	American Tower Corp.	3.550%	7/15/27	10,995	10,235
[9]	Aroundtown SA	0.625%	7/9/25	7,800	7,523
[9]	Aroundtown SA	3.375%	Perpetual	3,600	1,668
	AvalonBay Communities Inc.	2.950%	5/11/26	19,400	18,312
	AvalonBay Communities Inc.	2.900%	10/15/26	6,300	5,836
[9]	Blackstone Property Partners Europe Holdings Sarl	0.500%	9/12/23	21,547	23,541
[9]	Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	5,850	5,938
[9]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	3,900	3,658
	Boston Properties LP	3.800%	2/1/24	5,070	4,985
	Boston Properties LP	3.200%	1/15/25	7,524	7,194
	Boston Properties LP	3.650%	2/1/26	13,821	12,980
	Boston Properties LP	2.750%	10/1/26	16,974	15,311
	Boston Properties LP	6.750%	12/1/27	14,500	14,840
	Brandywine Operating Partnership LP	4.100%	10/1/24	12,555	12,040
	Brandywine Operating Partnership LP	3.950%	11/15/27	5,956	4,854
	Brixmor Operating Partnership LP	3.650%	6/15/24	71,237	69,386
	Brixmor Operating Partnership LP	3.850%	2/1/25	36,846	35,470
	Brixmor Operating Partnership LP	3.900%	3/15/27	9,690	9,002
	Camden Property Trust	3.500%	9/15/24	2,785	2,716
	Corporate Office Properties LP	2.250%	3/15/26	59,075	52,915
	Crown Castle Inc.	3.200%	9/1/24	68,894	67,011
	Crown Castle Inc.	1.350%	7/15/25	29,140	26,881
	Crown Castle Inc.	4.450%	2/15/26	41,232	40,204
	Crown Castle Inc.	3.700%	6/15/26	56,235	53,566
	Crown Castle Inc.	1.050%	7/15/26	56,719	49,963
	Crown Castle Inc.	4.000%	3/1/27	7,199	6,872
	Crown Castle Inc.	2.900%	3/15/27	19,430	17,850
	Crown Castle Inc.	5.000%	1/11/28	43,891	43,301
	Crown Castle Inc.	3.800%	2/15/28	8,670	8,110
	CubeSmart LP	4.000%	11/15/25	7,260	6,896

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CubeSmart LP	3.125%	9/1/26	2,680	2,488
[9]	Digital Dutch Finco BV	0.625%	7/15/25	13,205	13,351
[9]	Digital Euro Finco LLC	2.625%	4/15/24	3,744	4,040
	Digital Realty Trust LP	3.700%	8/15/27	15,729	14,725
	Digital Realty Trust LP	5.550%	1/15/28	41,295	41,158
	Equinix Inc.	1.450%	5/15/26	9,710	8,714
	Equinix Inc.	2.900%	11/18/26	18,180	16,766
	Equinix Inc.	1.800%	7/15/27	14,550	12,742
	Equinix Inc.	2.000%	5/15/28	9,600	8,223
	ERP Operating LP	3.375%	6/1/25	20,200	19,497
	ERP Operating LP	2.850%	11/1/26	7,965	7,424
	Essex Portfolio LP	3.625%	5/1/27	9,640	9,011
	Essex Portfolio LP	1.700%	3/1/28	8,760	7,439
	Extra Space Storage LP	5.700%	4/1/28	35,178	35,411
	Federal Realty OP LP	1.250%	2/15/26	13,240	11,907
	Federal Realty OP LP	3.250%	7/15/27	9,677	8,824
	Healthcare Realty Holdings LP	3.875%	5/1/25	5,800	5,454
	Healthcare Realty Holdings LP	3.750%	7/1/27	19,305	17,927
	Healthpeak OP LLC	3.400%	2/1/25	3,942	3,802
	Healthpeak OP LLC	4.000%	6/1/25	10,352	10,029
	Healthpeak OP LLC	1.350%	2/1/27	24,300	21,236
[9]	Heimstaden Bostad AB	1.125%	1/21/26	17,200	15,681
	Highwoods Realty LP	3.875%	3/1/27	22,853	20,780
	Highwoods Realty LP	4.125%	3/15/28	8,923	8,014
	Host Hotels & Resorts LP	4.000%	6/15/25	12,046	11,639
	Kilroy Realty LP	3.450%	12/15/24	39,295	37,751
	Kilroy Realty LP	4.375%	10/1/25	5,685	5,392
	Kimco Realty OP LLC	3.300%	2/1/25	52,230	50,185
	Kimco Realty OP LLC	2.800%	10/1/26	7,258	6,677
	Kimco Realty OP LLC	3.800%	4/1/27	9,684	9,085
[9]	Kojamo OYJ	1.500%	6/19/24	4,850	5,108
[9]	Logicor Financing Sarl	0.750%	7/15/24	5,068	5,348
[9]	Logicor Financing Sarl	2.250%	5/13/25	4,855	5,011
	Mid-America Apartments LP	4.000%	11/15/25	11,320	11,014
	Mid-America Apartments LP	1.100%	9/15/26	25,130	22,144
	NNN REIT Inc.	4.000%	11/15/25	19,893	18,985
	Omega Healthcare Investors Inc.	4.500%	1/15/25	10,390	10,098
	Omega Healthcare Investors Inc.	5.250%	1/15/26	32,354	31,581
	Omega Healthcare Investors Inc.	4.500%	4/1/27	4,250	4,024
	Omega Healthcare Investors Inc.	4.750%	1/15/28	9,757	9,123
[5]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	6,000	5,552
	Physicians Realty LP	4.300%	3/15/27	2,427	2,313
	Piedmont Operating Partnership LP	9.250%	7/20/28	9,630	9,881
	Prologis LP	3.250%	6/30/26	11,070	10,520
	Prologis LP	2.125%	4/15/27	9,885	8,940
	Prologis LP	3.375%	12/15/27	10,600	9,938
	Prologis LP	4.875%	6/15/28	38,520	38,330
	Public Storage	1.500%	11/9/26	17,225	15,475
	Public Storage	1.850%	5/1/28	29,889	26,035
	Public Storage	5.125%	1/15/29	16,690	16,768
	Realty Income Corp.	3.875%	4/15/25	13,495	13,141
	Realty Income Corp.	4.625%	11/1/25	57,806	56,982
	Realty Income Corp.	0.750%	3/15/26	9,960	8,822
	Realty Income Corp.	4.875%	6/1/26	103,847	102,866
	Realty Income Corp.	4.125%	10/15/26	44,580	43,129
[8]	Realty Income Corp.	1.875%	1/14/27	6,214	6,896
	Realty Income Corp.	3.000%	1/15/27	12,520	11,653
[8]	Realty Income Corp.	1.125%	7/13/27	13,900	14,665
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Realty Income Corp.	3.950%	8/15/27	5,345	5,093
	Realty Income Corp.	2.200%	6/15/28	7,220	6,286
[9]	Realty Income Corp.	4.875%	7/6/30	2,658	2,964
	Regency Centers LP	3.750%	6/15/24	1,115	1,090
	Regency Centers LP	3.600%	2/1/27	1,392	1,315
	Sabra Health Care LP	5.125%	8/15/26	24,249	23,342
	Simon Property Group LP	2.000%	9/13/24	53,032	50,922
	Simon Property Group LP	3.375%	10/1/24	41,828	40,712
	Simon Property Group LP	3.500%	9/1/25	48,883	47,112
	Simon Property Group LP	3.250%	11/30/26	23,542	22,112
	Simon Property Group LP	1.375%	1/15/27	24,250	21,395
	STORE Capital Corp.	4.500%	3/15/28	5,018	4,430
	UDR Inc.	2.950%	9/1/26	1,500	1,381
	Ventas Realty LP	3.500%	4/15/24	12,741	12,500
	Ventas Realty LP	2.650%	1/15/25	12,310	11,665
	Ventas Realty LP	3.500%	2/1/25	4,820	4,633
	Ventas Realty LP	3.250%	10/15/26	25,055	23,113
[5]	VICI Properties LP / VICI Note Co. Inc.	4.625%	6/15/25	7,927	7,707
[5]	Wea Finance LLC / Westfield UK & Europe Finance plc	3.750%	9/17/24	7,140	6,816
	Welltower OP LLC	4.000%	6/1/25	67,934	65,823
	Welltower OP LLC	4.250%	4/1/26	6,180	5,992
[8]	Westfield America Management Ltd.	2.125%	3/30/25	6,499	7,655
					2,393,836
Technology (5.0%)
[9]	Apple Inc.	2.000%	9/17/27	1,000	1,046
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	19,200	18,498
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	64,178	61,194
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	8,356	7,733
	Broadcom Inc.	3.625%	10/15/24	73,287	71,424
	Broadcom Inc.	3.150%	11/15/25	39,911	38,074
	Broadcom Inc.	3.459%	9/15/26	29,472	27,935
[5]	Broadcom Inc.	1.950%	2/15/28	13,878	12,006
[5]	Clarivate Science Holdings Corp.	3.875%	7/1/28	2,355	2,102
	Dell International LLC / EMC Corp.	5.850%	7/15/25	56,907	57,182
	Dell International LLC / EMC Corp.	6.020%	6/15/26	170,854	173,197
	Dell International LLC / EMC Corp.	4.900%	10/1/26	9,156	9,055
	Dell International LLC / EMC Corp.	6.100%	7/15/27	6,800	7,008
	Dell International LLC / EMC Corp.	5.250%	2/1/28	74,415	74,591
[9]	DXC Capital Funding DAC	0.450%	9/15/27	400	370
	DXC Technology Co.	1.800%	9/15/26	32,770	28,810
	DXC Technology Co.	2.375%	9/15/28	9,640	8,158
[5]	Entegris Escrow Corp.	4.750%	4/15/29	3,880	3,622
	Equifax Inc.	2.600%	12/1/24	89,569	85,746
	Equifax Inc.	2.600%	12/15/25	48,400	45,263
	Fidelity National Information Services Inc.	1.150%	3/1/26	19,430	17,461
	Fiserv Inc.	2.750%	7/1/24	113,765	110,601
	Fiserv Inc.	3.200%	7/1/26	50,813	48,036
	Fiserv Inc.	5.450%	3/2/28	38,045	38,448
	Global Payments Inc.	1.500%	11/15/24	33,880	31,986
	Global Payments Inc.	1.200%	3/1/26	74,837	66,941
	Global Payments Inc.	2.150%	1/15/27	79,130	70,716

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HP Inc.	2.200%	6/17/25	81,466	76,735
	HP Inc.	3.000%	6/17/27	9,830	9,101
	HP Inc.	4.750%	1/15/28	7,110	6,993
	Intel Corp.	4.875%	2/10/26	59,140	58,935
	Intel Corp.	3.750%	3/25/27	5,190	5,003
	Intel Corp.	3.150%	5/11/27	5,140	4,828
	Intel Corp.	3.750%	8/5/27	98,440	94,350
	Intel Corp.	4.875%	2/10/28	59,567	59,379
[9]	International Business Machines Corp.	2.875%	11/7/25	5,000	5,375
	International Business Machines Corp.	3.300%	5/15/26	118,084	112,672
	International Business Machines Corp.	4.500%	2/6/28	38,520	37,815
	Intuit Inc.	0.950%	7/15/25	1,950	1,799
	Juniper Networks Inc.	1.200%	12/10/25	13,730	12,376
	NXP BV / NXP Funding LLC	5.350%	3/1/26	17,480	17,420
	NXP BV / NXP Funding LLC / NXP USA Inc.	2.700%	5/1/25	10,346	9,851
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.400%	6/1/27	23,523	22,790
	Oracle Corp.	2.950%	11/15/24	24,413	23,666
	Oracle Corp.	2.500%	4/1/25	120,121	114,563
	Oracle Corp.	2.950%	5/15/25	47,433	45,467
	Oracle Corp.	5.800%	11/10/25	34,400	34,830
	Oracle Corp.	1.650%	3/25/26	130,629	119,152
	Oracle Corp.	2.650%	7/15/26	91,643	85,484
	Oracle Corp.	2.800%	4/1/27	35,092	32,376
	Oracle Corp.	3.250%	11/15/27	19,500	18,186
	Oracle Corp.	2.300%	3/25/28	14,450	12,744
	Oracle Corp.	4.500%	5/6/28	52,590	51,364
	PayPal Holdings Inc.	3.900%	6/1/27	13,230	12,841
[5]	Qorvo Inc.	1.750%	12/15/24	14,560	13,655
	QUALCOMM Inc.	3.250%	5/20/27	30,971	29,394
	Roper Technologies Inc.	3.800%	12/15/26	12,272	11,770
	S&P Global Inc.	2.450%	3/1/27	60,795	56,131
[5]	Sabre GLBL Inc.	7.375%	9/1/25	2,965	2,676
[5]	Seagate HDD Cayman	8.250%	12/15/29	3,855	4,038
	Skyworks Solutions Inc.	1.800%	6/1/26	90,504	81,061
[5]	SS&C Technologies Inc.	5.500%	9/30/27	3,909	3,777
	Teledyne Technologies Inc.	1.600%	4/1/26	64,850	59,179
	Teledyne Technologies Inc.	2.250%	4/1/28	18,759	16,485
	Texas Instruments Inc.	2.900%	11/3/27	37,280	34,815
	Texas Instruments Inc.	4.600%	2/15/28	6,800	6,806
	Verisk Analytics Inc.	4.000%	6/15/25	52,010	50,703
[9]	Visa Inc.	1.500%	6/15/26	31,830	32,971
	VMware Inc.	4.500%	5/15/25	144,807	141,783
	VMware Inc.	1.400%	8/15/26	77,893	69,006
	Workday Inc.	3.500%	4/1/27	40,650	38,602
					2,856,150
Utilities (5.4%)
	AEP Transmission Co. LLC	3.100%	12/1/26	13,890	13,069
	AES Corp.	5.450%	6/1/28	29,050	28,785
[6,11]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	5.310%	1/8/26	14,500	9,637
	Alabama Power Co.	3.750%	9/1/27	48,385	46,338
	Ameren Corp.	2.500%	9/15/24	32,940	31,775
	Ameren Corp.	3.650%	2/15/26	9,007	8,606
	Ameren Corp.	1.950%	3/15/27	26,159	23,460
	Ameren Corp.	1.750%	3/15/28	14,460	12,523
	Ameren Illinois Co.	3.250%	3/1/25	11,340	10,997
	American Electric Power Co. Inc.	5.699%	8/15/25	29,930	29,909
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Electric Power Co. Inc.	1.000%	11/1/25	9,675	8,783
	American Electric Power Co. Inc.	5.750%	11/1/27	17,250	17,689
[6,11]	Australian Gas Networks Ltd., 3M Australian Bank Bill Rate + 0.400%	4.751%	7/1/24	9,500	6,346
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	19,699	19,290
	Black Hills Corp.	1.037%	8/23/24	29,400	27,938
[8]	Cadent Finance plc	2.125%	9/22/28	5,400	5,783
[5]	Calpine Corp.	4.500%	2/15/28	1,494	1,372
	CenterPoint Energy Inc.	2.500%	9/1/24	15,667	15,092
	CenterPoint Energy Inc.	1.450%	6/1/26	46,620	41,873
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	9,640	9,685
	Consumers Energy Co.	4.650%	3/1/28	61,435	61,151
[11]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	8,050	5,270
	Dominion Energy Inc.	3.300%	3/15/25	47,212	45,548
	Dominion Energy Inc.	1.450%	4/15/26	39,762	36,013
	Dominion Energy Inc.	2.850%	8/15/26	4,500	4,182
	DTE Energy Co.	1.050%	6/1/25	35,045	32,289
	DTE Energy Co.	2.850%	10/1/26	36,880	34,147
	DTE Energy Co.	4.875%	6/1/28	20,000	19,775
	Duke Energy Corp.	0.900%	9/15/25	33,565	30,635
	Duke Energy Corp.	5.000%	12/8/25	24,130	23,977
	Duke Energy Corp.	2.650%	9/1/26	21,838	20,247
	Duke Energy Corp.	5.000%	12/8/27	19,290	19,247
	Duke Energy Corp.	4.300%	3/15/28	24,820	23,925
[9]	Duke Energy Corp.	3.100%	6/15/28	8,900	9,283
	Duke Energy Progress LLC	3.250%	8/15/25	7,798	7,513
[8]	E.ON International Finance BV	5.625%	12/6/23	2,945	3,772
[5]	East Ohio Gas Co.	1.300%	6/15/25	9,715	8,955
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	17,106	16,546
[5]	Electricite de France SA	5.700%	5/23/28	8,180	8,238
[5]	Electricite de France SA	4.500%	9/21/28	16,050	15,316
[9]	Enel Finance International NV	1.966%	1/27/25	2,000	2,135
[9]	Enel Finance International NV	0.000%	6/17/27	23,200	22,102
[9]	Energias de Portugal SA	2.875%	6/1/26	10,600	11,346
	Entergy Arkansas LLC	3.500%	4/1/26	23,522	22,616
	Entergy Corp.	0.900%	9/15/25	48,695	44,193
	Entergy Corp.	2.950%	9/1/26	90,000	83,368
	Entergy Louisiana LLC	0.950%	10/1/24	17,460	16,578
	Entergy Louisiana LLC	5.590%	10/1/24	22,680	22,681
	Entergy Louisiana LLC	5.400%	11/1/24	8,562	8,537
	Entergy Louisiana LLC	2.400%	10/1/26	16,976	15,598
	Evergy Inc.	2.450%	9/15/24	48,500	46,672
	Evergy Kansas Central Inc.	2.550%	7/1/26	16,138	15,014
	Eversource Energy	0.800%	8/15/25	11,595	10,588
	Eversource Energy	4.750%	5/15/26	38,600	38,058
	Eversource Energy	1.400%	8/15/26	22,250	19,767
	Eversource Energy	2.900%	3/1/27	41,865	38,617
	Eversource Energy	4.600%	7/1/27	24,200	23,705
	Eversource Energy	5.450%	3/1/28	40,980	41,586
	Exelon Corp.	3.950%	6/15/25	30,194	29,348
	Exelon Corp.	3.400%	4/15/26	4,845	4,622
	Exelon Corp.	2.750%	3/15/27	35,937	33,073
	Exelon Corp.	5.150%	3/15/28	67,255	67,380
	FirstEnergy Corp.	2.050%	3/1/25	5,635	5,311
	FirstEnergy Corp.	1.600%	1/15/26	12,317	11,189
	FirstEnergy Corp.	4.150%	7/15/27	3,995	3,781
	Georgia Power Co.	2.200%	9/15/24	23,973	23,085
	Georgia Power Co.	4.650%	5/16/28	86,760	85,255

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ITC Holdings Corp.	3.250%	6/30/26	9,400	8,892
[5]	ITC Holdings Corp.	4.950%	9/22/27	12,920	12,769
	ITC Holdings Corp.	3.350%	11/15/27	24,120	22,493
[5]	Metropolitan Edison Co.	5.200%	4/1/28	14,460	14,373
[5]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	9,650	9,144
	National Fuel Gas Co.	5.500%	1/15/26	9,705	9,575
	National Fuel Gas Co.	5.500%	10/1/26	19,275	19,099
[9]	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	12,300	13,247
[8]	National Grid Electricity Distribution plc	3.625%	11/6/23	14,458	18,429
[8]	National Grid Electricity Distribution plc	3.500%	10/16/26	3,168	3,757
	National Grid plc	5.602%	6/12/28	27,030	27,137
	National Rural Utilities Cooperative Finance Corp.	1.875%	2/7/25	24,290	23,049
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	11,203	10,474
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	20,853	18,711
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	29,000	28,488
[5]	NextEra Energy Operating Partners LP	3.875%	10/15/26	1,455	1,355
	NiSource Inc.	5.250%	3/30/28	35,410	35,479
	NRG Energy Inc.	6.625%	1/15/27	1,514	1,502
	NSTAR Electric Co.	3.250%	11/15/25	9,710	9,241
	NSTAR Electric Co.	3.200%	5/15/27	33,850	31,843
	NTPC Ltd.	4.375%	11/26/24	4,300	4,215
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	10,212	9,270
[5]	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	43,210	42,251
	Pacific Gas and Electric Co.	3.500%	6/15/25	16,285	15,488
	Pacific Gas and Electric Co.	3.450%	7/1/25	14,525	13,801
	Pacific Gas and Electric Co.	3.150%	1/1/26	100,743	93,965
	Pacific Gas and Electric Co.	2.100%	8/1/27	13,019	11,231
	PacifiCorp	3.350%	7/1/25	17,120	16,324
	PECO Energy Co.	3.150%	10/15/25	3,885	3,729
[5]	Pennsylvania Electric Co.	5.150%	3/30/26	7,690	7,590
	PG&E Recovery Funding LLC	5.045%	7/15/34	23,480	23,354
	Public Service Electric and Gas Co.	3.000%	5/15/25	8,340	8,006
	Public Service Enterprise Group Inc.	2.875%	6/15/24	41,393	40,301
	Public Service Enterprise Group Inc.	0.800%	8/15/25	48,415	44,061
	Public Service Enterprise Group Inc.	5.850%	11/15/27	59,480	60,951
	Puget Energy Inc.	3.650%	5/15/25	13,272	12,743
[5]	Rayburn Country Securitization LLC	2.307%	12/1/32	9,576	8,552
	Sempra	3.300%	4/1/25	36,889	35,611
	Southern California Edison Co.	3.700%	8/1/25	13,471	13,046
	Southern California Edison Co.	1.200%	2/1/26	6,329	5,720
	Southern California Edison Co.	5.300%	3/1/28	20,960	21,118
	Southern California Gas Co.	2.600%	6/15/26	16,150	15,170
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Gas Co.	2.950%	4/15/27	19,425	18,190
	Southern Co.	4.475%	8/1/24	29,890	29,460
	Southern Co.	5.150%	10/6/25	14,885	14,813
	Southern Co.	5.113%	8/1/27	38,600	38,257
	Southern Co.	1.750%	3/15/28	931	799
	Southern Co.	4.850%	6/15/28	48,190	47,614
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	4,025	3,814
	Southern Power Co.	0.900%	1/15/26	9,700	8,730
	Southwestern Electric Power Co.	1.650%	3/15/26	35,070	31,894
	Union Electric Co.	2.950%	6/15/27	12,496	11,645
[11]	United Energy Distribution Pty Ltd.	3.850%	10/23/24	9,730	6,436
[6,11]	Victoria Power Networks Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.500%	4.416%	8/23/24	14,700	9,836
	Virginia Electric and Power Co.	3.100%	5/15/25	8,585	8,236
	Virginia Electric and Power Co.	3.150%	1/15/26	12,295	11,722
	Virginia Electric and Power Co.	2.950%	11/15/26	46,542	43,422
	Virginia Electric and Power Co.	3.500%	3/15/27	19,467	18,489
	Virginia Electric and Power Co.	3.750%	5/15/27	18,494	17,776
	Virginia Electric and Power Co.	3.800%	4/1/28	14,460	13,771
[5]	Vistra Operations Co. LLC	5.125%	5/13/25	9,672	9,461
[5]	Vistra Operations Co. LLC	5.500%	9/1/26	21,384	20,700
[5]	Vistra Operations Co. LLC	5.625%	2/15/27	3,881	3,753
[5]	Vistra Operations Co. LLC	5.000%	7/31/27	1,380	1,298
	WEC Energy Group Inc.	5.000%	9/27/25	13,350	13,277
	WEC Energy Group Inc.	4.750%	1/9/26	133,110	131,283
	WEC Energy Group Inc.	5.150%	10/1/27	24,180	24,178
	WEC Energy Group Inc.	4.750%	1/15/28	75,649	74,603
	Wisconsin Public Service Corp.	5.350%	11/10/25	19,850	19,922
	Xcel Energy Inc.	3.350%	12/1/26	20,814	19,612
	Xcel Energy Inc.	1.750%	3/15/27	31,596	28,017
	Xcel Energy Inc.	4.000%	6/15/28	28,930	27,535
					3,075,281
Total Corporate Bonds (Cost $51,340,514)					48,848,353
Floating Rate Loan Interests (0.3%)
[6]	American Airlines Inc. Term Loan, TSFR3M + 4.750%	10.338%	4/20/28	1,140	1,179
[6]	Belron Finance US LLC Term Loan, TSFR3M + 2.750%	8.160%	4/18/29	275	275
[6]	Berry Global Inc. Term Loan Z, TSFR3M + 1.750%	7.293%	7/1/26	996	995
[6]	CDK Global Inc. Term Loan B, TSFR3M + 4.250%	9.492%	7/6/29	1,433	1,433
[6]	Clarios Global LP Term Loan, TSFR1M + 3.750%	9.069%	5/6/30	2,448	2,446
[6]	DaVita Inc. Term Loan B, TSFR1M +1.750%	7.183%	8/12/26	2,681	2,648
[6]	DirecTV Financing LLC Term Loan, TSFR1M + 5.000%	10.433%	8/2/27	2,721	2,702
[6]	Hilton Domestic Operating Co. Inc. Term Loan B-2, TSFR1M + 1.750%	7.148%	6/22/26	6,255	6,247

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	McAfee LLC Term Loan B, TSFR1M + 3.750%	8.963%	3/1/29	1,421	1,371
[6]	Medline Borrower LP Term Loan B, TSFR1M + 3.250%	8.683%	10/23/28	3,239	3,204
[6]	Oracle Corp. Term Loan A-1, TSFR1M + 1.600%	6.846%	8/16/27	95,000	92,506
[6]	SBA Senior Finance II LLC Term Loan B, TSFR1M + 1.750%	7.170%	4/11/25	9,819	9,807
[6]	Setanta Aircraft Leasing DAC Term Loan B, 3M USD LIBOR + 2.000%	7.538%	11/5/28	35,555	35,528
[6]	SkyMiles IP Ltd. Term Loan B, TSFR3M + 3.750%	9.076%	10/20/27	3,281	3,408
[6]	Spirit AeroSystems Inc. Term Loan, TSFR3M + 4.500%	9.869%	1/15/27	958	958
[6]	SS&C Technologies Inc. Term Loan B-6, TSFR1M + 2.250%	7.669%	3/22/29	836	835
[6]	SS&C Technologies Inc. Term Loan B-7, TSFR1M + 2.250%	7.669%	3/22/29	1,260	1,259
[6]	Wyndham Hotels & Resorts Inc. Term Loan B, TSFR1M + 2.250%	7.669%	5/24/30	3,005	3,009
Total Floating Rate Loan Interests (Cost $171,274)					169,810
Sovereign Bonds (1.4%)
[5]	Airport Authority	4.875%	1/12/26	28,945	28,766
	Arab Petroleum Investments Corp.	4.125%	9/18/23	14,518	14,482
	Banque Ouest Africaine de Developpement	5.000%	7/27/27	8,358	7,756
	Corp. Andina de Fomento	1.250%	10/26/24	67,162	63,406
	Corp. Andina de Fomento	4.750%	4/1/26	19,296	18,963
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	6,018	5,907
	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	2,117	1,847
	Dominican Republic	6.000%	7/19/28	19,566	19,204
	Dominican Republic	5.500%	2/22/29	14,168	13,486
	Federative Republic of Brazil	8.750%	2/4/25	17,095	17,977
	Fondo MIVIVIENDA SA	4.625%	4/12/27	11,758	11,341
[9]	Kingdom of Morocco	1.375%	3/30/26	22,104	22,138
	Kingdom of Saudi Arabia	4.750%	1/18/28	60,065	59,668
[5]	Korea Electric Power Corp.	5.375%	7/31/26	48,150	48,207
	Korea National Oil Corp.	0.875%	10/5/25	19,400	17,555
[5]	Magyar Export-Import Bank Zrt	6.125%	12/4/27	18,860	18,895
[9]	MFB Magyar Fejlesztesi Bank Zrt	1.375%	6/24/25	16,459	16,846
[9]	Republic of Chile	0.100%	1/26/27	18,930	18,175
	Republic of Hungary	5.375%	3/25/24	7,154	7,133
[9]	Republic of Hungary	1.125%	4/28/26	30,800	30,959
	Republic of Hungary	6.125%	5/22/28	7,205	7,334
[9]	Republic of Korea	0.000%	10/15/26	8,743	8,525
	Republic of Panama	4.000%	9/22/24	6,378	6,235
	Republic of Panama	3.750%	3/16/25	37,165	35,968
	Republic of Peru	7.350%	7/21/25	7,704	7,953
	Republic of Peru	2.844%	6/20/30	44,394	38,661
	Republic of Peru	2.783%	1/23/31	27,083	23,016
[9]	Republic of Serbia	3.125%	5/15/27	50,895	51,059
	Republic of Uzbekistan	4.750%	2/20/24	8,540	8,460
[9]	Romania	2.750%	2/26/26	9,689	10,137
[5]	Romania	5.250%	11/25/27	19,185	18,786
	Romania	5.250%	11/25/27	10,662	10,469
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Romania	6.625%	2/17/28	6,450	6,694
[9]	Romania	6.625%	9/27/29	10,355	11,937
[9]	Romania	2.500%	2/8/30	6,632	6,130
[9]	Romania	1.750%	7/13/30	4,220	3,598
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	16,074	15,485
	Sultanate of Oman	4.750%	6/15/26	13,900	13,590
	United Mexican States	5.400%	2/9/28	61,823	62,672
	United Mexican States	2.659%	5/24/31	10,855	9,031
Total Sovereign Bonds (Cost $837,427)					798,451
Taxable Municipal Bonds (0.1%)
	Florida State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	22,350	19,703
[14]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	13,409	14,420
	New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/35	3,740	3,618
Total Taxable Municipal Bonds (Cost $39,580)					37,741

Short-Term Investment-Grade Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[15]	Vanguard Market Liquidity Fund (Cost $164,838)	5.274%	1,648,708	164,838
Total Investments (99.9%) (Cost $59,818,203)				56,992,893
Other Assets and Liabilities—Net (0.1%)				81,060
Net Assets (100%)				57,073,953
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $84,246,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $30,469,000 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $135,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the aggregate value was $3,505,559,000, representing 6.1% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Face amount denominated in British pounds.
9	Face amount denominated in euro.
10	Guaranteed by the Republic of Azerbaijan.
11	Face amount denominated in Australian dollars.
12	Non-income-producing security—security in default.
13	Security value determined using significant unobservable inputs.
14	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
6M—6-month.
DAC—Designated Activity Company.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
REMIC—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2023	6,171	1,252,906	(7,718)
5-Year U.S. Treasury Note	September 2023	3,081	329,113	(203)
Ultra Long U.S. Treasury Bond	September 2023	12	1,587	(30)
				(7,951)

Short-Term Investment-Grade Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
10-Year Japanese Government Bond	September 2023	(373)	(384,890)	3,402
10-Year U.S. Treasury Note	September 2023	(2,438)	(271,608)	151
AUD 3-Year Treasury Bond	September 2023	(851)	(60,596)	112
Euro-Bobl	September 2023	(4,367)	(556,448)	6,901
Euro-Schatz	September 2023	(1,001)	(115,618)	753
Long Gilt	September 2023	(449)	(55,392)	(47)
Long U.S. Treasury Bond	September 2023	(39)	(4,853)	78
Ultra 10-Year U.S. Treasury Note	September 2023	(464)	(54,281)	1,290
				12,640
				4,689

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
UBS AG	9/20/23	EUR	5,425	USD	6,050	—	(70)
JPMorgan Chase Bank, N.A.	9/20/23	GBP	31,843	USD	40,471	404	—
Royal Bank of Canada	9/20/23	GBP	2,288	USD	2,972	—	(35)
Morgan Stanley Capital Services Inc.	9/20/23	JPY	553,882	USD	3,968	—	(43)
Standard Chartered Bank	9/20/23	JPY	315,675	USD	2,238	—	(1)
BNP Paribas	9/20/23	USD	238,485	AUD	346,118	5,581	—
State Street Bank & Trust Co.	9/20/23	USD	1,062,108	EUR	943,570	22,025	—
BNP Paribas	9/20/23	USD	18,308	EUR	16,243	404	—
Bank of Montreal	9/20/23	USD	3,437	EUR	3,055	70	—
Morgan Stanley Capital Services Inc.	9/20/23	USD	320,492	GBP	249,685	—	(11)
State Street Bank & Trust Co.	9/20/23	USD	1,821	GBP	1,412	9	—
Bank of Montreal	9/20/23	USD	3,347	JPY	467,408	34	—
Morgan Stanley Capital Services Inc.	9/20/23	USD	2,631	JPY	366,374	35	—
Bank of Montreal	9/20/23	USD	1,577	JPY	224,066	—	(11)
						28,562	(171)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Short-Term Investment-Grade Fund
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S40-V1	6/21/28	USD	106,460	5.000	4,442	967
CDX-NA-IG-S40-V1	6/21/28	USD	2,829,049	1.000	48,929	26,228
					53,371	27,195

Credit Protection Purchased
iTraxx Europe-S39-V1	6/21/28	EUR	52,400	(1.000)	(898)	(218)
					52,473	26,977
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)[1]	Periodic Premium Received (Paid) (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/25	GSI	3,270	1.000	(62)	11	—	(73)
American Express Co./A2	12/23/25	GSI	3,270	1.000	64	52	12	—
American International Group Inc./Baa2	12/23/25	GSI	3,270	1.000	43	22	21	—
AT&T Inc./Baa2	12/21/23	BARC	179,110	1.000	523	418	105	—
AT&T Inc./Baa2	12/21/23	BARC	44,560	1.000	130	104	26	—
Boeing Co./Baa2	6/21/24	GSI	24,365	1.000	168	105	63	—
Boeing Co./Baa2	12/23/25	GSI	3,270	1.000	41	(9)	50	—
Chubb INA Holdings Inc./A3	12/23/25	GSI	3,270	1.000	68	58	10	—
Comcast Corp./A3	12/23/25	GSI	3,270	1.000	55	46	9	—
CVS Health Corp./Baa2	12/23/25	GSI	3,270	1.000	57	37	20	—
Dominion Energy Inc./Baa2	12/23/25	GSI	3,270	1.000	53	46	7	—
Dow Chemical Co./Baa1	12/23/25	GSI	3,270	1.000	43	30	13	—
Enbridge Inc./Baa1	12/23/25	GSI	3,270	1.000	39	27	12	—
General Electric Co./Baa1	12/23/25	GSI	3,270	1.000	43	9	34	—
General Motors Co./Baa3	12/23/25	GSI	3,270	1.000	11	(2)	13	—
International Business Machines Corp./A3	12/23/25	GSI	3,270	1.000	59	48	11	—
Kroger Co./Baa1	12/23/25	GSI	3,270	1.000	53	37	16	—
Lincoln National Corp./Baa1	12/23/25	GSI	3,270	1.000	(47)	21	—	(68)
Lowe's Cos. Inc./Baa1	12/23/25	GSI	3,270	1.000	61	48	13	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	3,270	1.000	49	14	35	—

Short-Term Investment-Grade Fund
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)[1]	Periodic Premium Received (Paid) (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Marsh & McLennan Cos. Inc./Baa1	12/23/25	GSI	3,270	1.000	69	56	13	—
Metlife Inc./A3	12/23/25	GSI	3,270	1.000	31	35	—	(4)
Mondelez International Inc./Baa1	12/23/25	GSI	3,270	1.000	59	43	16	—
People’s Republic of China/A1	6/21/24	GSI	20,715	1.000	169	85	84	—
Prudential Financial Inc./A3	12/23/25	GSI	3,270	1.000	32	35	—	(3)
Republic of Chile/A2	6/21/28	BNPSW	8,470	1.000	148	(33)	181	—
Republic of Chile/A2	6/21/28	MSCS	15,220	1.000	267	(150)	417	—
Simon Property Group LP/A3	12/23/25	GSI	3,270	1.000	43	22	21	—
UnitedHealth Group Inc./A3	12/23/25	GSI	3,270	1.000	61	51	10	—
Verizon Communications Inc./Baa1	12/23/25	GSI	3,270	1.000	21	35	—	(14)
					2,351	1,301	1,212	(162)

Credit Protection Purchased
Boeing Co.	12/21/24	JPMC	9,690	(1.000)	(89)	228	—	(317)
					2,262	1,529	1,212	(479)
1	Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At July 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $30,354,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Statement of Assets and Liabilities
As of July 31, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $59,653,365)	56,828,055
Affiliated Issuers (Cost $164,838)	164,838
Total Investments in Securities	56,992,893
Investment in Vanguard	1,936
Cash	4,013
Foreign Currency, at Value (Cost $13,432)	13,390
Receivables for Investment Securities Sold	537,747
Receivables for Accrued Income	505,633
Receivables for Capital Shares Issued	38,052
Swap Premiums Paid	1,723
Variation Margin Receivable—Futures Contracts	4,512
Unrealized Appreciation—Forward Currency Contracts	28,562
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,212
Other Assets	680
Total Assets	58,130,353
Liabilities
Payables for Investment Securities Purchased	934,504
Payables for Capital Shares Redeemed	93,598
Payables for Distributions	24,803
Payables to Vanguard	2,631
Swap Premiums Received	194
Unrealized Depreciation—Forward Currency Contracts	171
Variation Margin Payable—Centrally Cleared Swap Contracts	20
Unrealized Depreciation—Over-the-Counter Swap Contracts	479
Total Liabilities	1,056,400
Net Assets	57,073,953
At July 31, 2023, net assets consisted of:

Paid-in Capital	62,432,436
Total Distributable Earnings (Loss)	(5,358,483)
Net Assets	57,073,953

Investor Shares—Net Assets
Applicable to 636,114,639 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,374,660
Net Asset Value Per Share—Investor Shares	$10.02

Admiral Shares—Net Assets
Applicable to 3,938,789,278 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	39,471,577
Net Asset Value Per Share—Admiral Shares	$10.02

Institutional Shares—Net Assets
Applicable to 1,120,391,560 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,227,716
Net Asset Value Per Share—Institutional Shares	$10.02
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Statement of Operations

Six Months Ended July 31, 2023
($000)
Investment Income
Income
Interest[1]	887,475
Total Income	887,475
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,218
Management and Administrative— Investor Shares	5,687
Management and Administrative— Admiral Shares	16,278
Management and Administrative— Institutional Shares	3,104
Marketing and Distribution— Investor Shares	221
Marketing and Distribution— Admiral Shares	1,293
Marketing and Distribution— Institutional Shares	228
Custodian Fees	263
Shareholders’ Reports—Investor Shares	70
Shareholders’ Reports—Admiral Shares	208
Shareholders’ Reports—Institutional Shares	8
Trustees’ Fees and Expenses	16
Other Expenses	10
Total Expenses	30,604
Expenses Paid Indirectly	(166)
Net Expenses	30,438
Net Investment Income	857,037
Realized Net Gain (Loss)
Investment Securities Sold[1]	(699,262)
Futures Contracts	(12,852)
Options Purchased	(6,237)
Swap Contracts	12,701
Forward Currency Contracts	(15,701)
Foreign Currencies	2,042
Realized Net Gain (Loss)	(719,309)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	312,010
Futures Contracts	(1,797)
Options Purchased	5,835
Swap Contracts	24,224
Forward Currency Contracts	24,364
Foreign Currencies	(434)
Change in Unrealized Appreciation (Depreciation)	364,202
Net Increase (Decrease) in Net Assets Resulting from Operations	501,930
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,815,000, $24,000, and ($37,000), respectively. Purchases and sales are for temporary cash investment purposes.
Statement of Changes in Net Assets

	Six Months Ended July 31, 2023	Year Ended January 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	857,037	1,341,629
Realized Net Gain (Loss)	(719,309)	(1,856,600)
Change in Unrealized Appreciation (Depreciation)	364,202	(2,056,882)
Net Increase (Decrease) in Net Assets Resulting from Operations	501,930	(2,571,853)
Distributions
Investor Shares	(93,877)	(138,688)
Admiral Shares	(613,945)	(963,438)
Institutional Shares	(176,139)	(268,221)
Total Distributions	(883,961)	(1,370,347)
Capital Share Transactions
Investor Shares	(116,412)	(1,451,328)
Admiral Shares	(2,111,411)	(9,570,838)
Institutional Shares	(227,859)	(1,824,378)
Net Increase (Decrease) from Capital Share Transactions	(2,455,682)	(12,846,544)
Total Increase (Decrease)	(2,837,713)	(16,788,744)
Net Assets
Beginning of Period	59,911,666	76,700,410
End of Period	57,073,953	59,911,666

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.09	$10.63	$11.02	$10.80	$10.50	$10.57
Investment Operations
Net Investment Income[1]	.142	.194	.161	.233	.297	.283
Net Realized and Unrealized Gain (Loss) on Investments	(.065)	(.534)	(.341)	.225	.304	(.069)
Total from Investment Operations	.077	(.340)	(.180)	.458	.601	.214
Distributions
Dividends from Net Investment Income	(.147)	(.200)	(.171)	(.238)	(.301)	(.284)
Distributions from Realized Capital Gains	—	—	(.039)	—	—	—
Total Distributions	(.147)	(.200)	(.210)	(.238)	(.301)	(.284)
Net Asset Value, End of Period	$10.02	$10.09	$10.63	$11.02	$10.80	$10.50
Total Return[2]	0.77%	-3.18%	-1.66%	4.29%	5.79%	2.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,375	$6,532	$8,400	$8,617	$8,179	$7,846
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%[3]	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.86%	1.92%	1.47%	2.14%	2.78%	2.71%
Portfolio Turnover Rate[4]	43%	77%	65%	89%	76%	71%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 3%, 11%, 3%, 13%, 1%, and 1%, respectively, attributable to mortgage-dollar-roll activity.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.09	$10.63	$11.02	$10.80	$10.50	$10.57
Investment Operations
Net Investment Income[1]	.147	.204	.171	.244	.308	.294
Net Realized and Unrealized Gain (Loss) on Investments	(.065)	(.534)	(.341)	.225	.304	(.070)
Total from Investment Operations	.082	(.330)	(.170)	.469	.612	.224
Distributions
Dividends from Net Investment Income	(.152)	(.210)	(.181)	(.249)	(.312)	(.294)
Distributions from Realized Capital Gains	—	—	(.039)	—	—	—
Total Distributions	(.152)	(.210)	(.220)	(.249)	(.312)	(.294)
Net Asset Value, End of Period	$10.02	$10.09	$10.63	$11.02	$10.80	$10.50
Total Return[2]	0.82%	-3.09%	-1.56%	4.39%	5.90%	2.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39,472	$41,848	$54,200	$51,282	$44,211	$40,218
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.96%	2.01%	1.57%	2.23%	2.88%	2.81%
Portfolio Turnover Rate[4]	43%	77%	65%	89%	76%	71%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 3%, 11%, 3%, 13%, 1%, and 1%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.09	$10.63	$11.02	$10.80	$10.50	$10.57
Investment Operations
Net Investment Income[1]	.149	.207	.175	.246	.311	.297
Net Realized and Unrealized Gain (Loss) on Investments	(.065)	(.534)	(.341)	.226	.304	(.070)
Total from Investment Operations	.084	(.327)	(.166)	.472	.615	.227
Distributions
Dividends from Net Investment Income	(.154)	(.213)	(.185)	(.252)	(.315)	(.297)
Distributions from Realized Capital Gains	—	—	(.039)	—	—	—
Total Distributions	(.154)	(.213)	(.224)	(.252)	(.315)	(.297)
Net Asset Value, End of Period	$10.02	$10.09	$10.63	$11.02	$10.80	$10.50
Total Return	0.84%	-3.06%	-1.53%	4.42%	5.93%	2.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,228	$11,531	$14,101	$14,267	$10,830	$10,100
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%[2]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.99%	2.05%	1.60%	2.25%	2.91%	2.84%
Portfolio Turnover Rate[3]	43%	77%	65%	89%	76%	71%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Includes 3%, 11%, 3%, 13%, 1%, and 1%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Notes to Financial Statements
Vanguard Short-Term Investment-Grade Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

Short-Term Investment-Grade Fund
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
6. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
During the six months ended July 31, 2023, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period.
7. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse

Short-Term Investment-Grade Fund
imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2023, the fund’s average investments in long and short futures contracts represented 3% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended July 31, 2023, the fund’s average investment in forward currency contracts represented 3% of net assets, based on the average of the notional amounts at each quarter-end during the period.
9. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The

Short-Term Investment-Grade Fund
clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended July 31, 2023, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 3% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
10. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
11. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either

Short-Term Investment-Grade Fund
facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
13. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2023, the fund had contributed to Vanguard capital in the amount of $1,936,000, representing less than 0.01% of the fund’s net assets and 0.77% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $166,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Short-Term Investment-Grade Fund
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,117,669	—	5,117,669
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,856,031	—	1,856,031
Corporate Bonds	—	48,848,316	37	48,848,353
Floating Rate Loan Interests	—	169,810	—	169,810
Sovereign Bonds	—	798,451	—	798,451
Taxable Municipal Bonds	—	37,741	—	37,741
Temporary Cash Investments	164,838	—	—	164,838
Total	164,838	56,828,018	37	56,992,893
Derivative Financial Instruments
Assets
Futures Contracts[1]	12,687	—	—	12,687
Forward Currency Contracts	—	28,562	—	28,562
Swap Contracts	27,195[1]	1,212	—	28,407
Total	39,882	29,774	—	69,656
Liabilities
Futures Contracts[1]	7,998	—	—	7,998
Forward Currency Contracts	—	171	—	171
Swap Contracts	218[1]	479	—	697
Total	8,216	650	—	8,866
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At July 31, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Swap Premiums Paid	—	—	1,723	1,723
Unrealized Appreciation—Futures Contracts[1]	12,687	—	—	12,687
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	27,195	27,195
Unrealized Appreciation—Forward Currency Contracts	—	28,562	—	28,562
Unrealized Appreciation— Over-the-Counter Swap Contracts	—	—	1,212	1,212
Total Assets	12,687	28,562	30,130	71,379

Swap Premiums Received	—	—	194	194
Unrealized Depreciation—Futures Contracts[1]	7,998	—	—	7,998
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	—	—	218	218
Unrealized Depreciation—Forward Currency Contracts	—	171	—	171
Unrealized Depreciation— Over-the-Counter Swap Contracts	—	—	479	479
Total Liabilities	7,998	171	891	9,060
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Short-Term Investment-Grade Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2023, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(12,852)	—	—	(12,852)
Options Purchased	(5,669)	—	(568)	(6,237)
Swap Contracts	—	—	12,701	12,701
Forward Currency Contracts	—	(15,701)	—	(15,701)
Realized Net Gain (Loss) on Derivatives	(18,521)	(15,701)	12,133	(22,089)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(1,797)	—	—	(1,797)
Options Purchased	5,669	—	166	5,835
Swap Contracts	—	—	24,224	24,224
Forward Currency Contracts	—	24,364	—	24,364
Change in Unrealized Appreciation (Depreciation) on Derivatives	3,872	24,364	24,390	52,626
F.	As of July 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	59,722,896
Gross Unrealized Appreciation	227,416
Gross Unrealized Depreciation	(2,895,100)
Net Unrealized Appreciation (Depreciation)	(2,667,684)
G.	During the six months ended July 31, 2023, the fund purchased $12,994,183,000 of investment securities and sold $12,671,261,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $12,012,425,000 and $15,348,067,000, respectively.
H.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	338,079	33,727	664,217	65,470
Issued in Lieu of Cash Distributions	87,904	8,767	129,822	12,868
Redeemed	(542,395)	(54,055)	(2,245,367)	(221,029)
Net Increase (Decrease)—Investor Shares	(116,412)	(11,561)	(1,451,328)	(142,691)
Admiral Shares
Issued	3,461,381	345,265	10,354,155	1,021,772
Issued in Lieu of Cash Distributions	492,893	49,160	766,035	75,924
Redeemed	(6,065,685)	(604,966)	(20,691,028)	(2,048,397)
Net Increase (Decrease)—Admiral Shares	(2,111,411)	(210,541)	(9,570,838)	(950,701)
Institutional Shares
Issued	1,454,526	145,002	2,932,351	288,413
Issued in Lieu of Cash Distributions	161,680	16,125	248,275	24,614
Redeemed	(1,844,065)	(184,096)	(5,005,004)	(496,496)
Net Increase (Decrease)—Institutional Shares	(227,859)	(22,969)	(1,824,378)	(183,469)

Short-Term Investment-Grade Fund
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to July 31, 2023, that would require recognition or disclosure in these financial statements.

Intermediate-Term Investment-Grade Fund
Fund Allocation
As of July 31, 2023
Asset-Backed/Commercial Mortgage-Backed Securities	0.7%
Corporate Bonds - Communications	7.5
Corporate Bonds - Consumer Discretionary	3.8
Corporate Bonds - Consumer Staples	6.5
Corporate Bonds - Energy	6.5
Corporate Bonds - Financials	29.6
Corporate Bonds - Health Care	9.6
Corporate Bonds - Industrials	5.2
Corporate Bonds - Materials	2.4
Corporate Bonds - Real Estate	4.9
Corporate Bonds - Technology	5.8
Corporate Bonds - Utilities	6.7
Floating Rate Loan Interests	0.1
Sovereign Bonds	2.0
Taxable Municipal Bonds	0.3
U.S. Government and Agency Obligations	8.4
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Intermediate-Term Investment-Grade Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (8.3%)
U.S. Government Securities (8.3%)
	United States Treasury Note/Bond	1.000%	7/31/28	90,000	77,161
	United States Treasury Note/Bond	2.750%	5/31/29	51,682	47,951
	United States Treasury Note/Bond	3.250%	6/30/29	20,000	19,059
	United States Treasury Note/Bond	2.625%	7/31/29	25,390	23,359
	United States Treasury Note/Bond	3.875%	9/30/29	29,000	28,579
	United States Treasury Note/Bond	4.000%	10/31/29	69,500	68,979
	United States Treasury Note/Bond	3.875%	11/30/29	71,227	70,225
	United States Treasury Note/Bond	3.875%	12/31/29	55,000	54,226
[1]	United States Treasury Note/Bond	3.500%	1/31/30	325,492	314,151
	United States Treasury Note/Bond	4.000%	2/28/30	60,000	59,625
	United States Treasury Note/Bond	3.625%	3/31/30	80,980	78,753
	United States Treasury Note/Bond	3.500%	4/30/30	315,635	304,686
	United States Treasury Note/Bond	3.750%	5/31/30	349,358	342,371
[1]	United States Treasury Note/Bond	3.750%	6/30/30	160,370	157,213
	United States Treasury Note/Bond	1.625%	5/15/31	165,124	139,375
[2,3]	United States Treasury Note/Bond	1.250%	8/15/31	350,000	285,086
	United States Treasury Note/Bond	1.375%	11/15/31	100,000	81,797
	United States Treasury Note/Bond	4.125%	11/15/32	150,000	151,711
	United States Treasury Note/Bond	3.500%	2/15/33	118,046	113,767
	United States Treasury Note/Bond	3.375%	5/15/33	159,882	152,487
Total U.S. Government and Agency Obligations (Cost $2,712,451)					2,570,561
Asset-Backed/Commercial Mortgage-Backed Securities (0.8%)
[4,5]	American Homes 4 Rent Trust Class A Series 2014-SFR2	3.786%	10/17/36	3,542	3,444
[4,5]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	1,323	1,265
[4,5]	American Homes 4 Rent Trust Class B Series 2014-SFR2	4.290%	10/17/36	1,060	1,032
[4,5]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	1,070	1,026
[5]	Banc of America Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	1,540	1,438
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,6]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.338%	9/15/48	360	261
[5]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	1,661	1,528
[5,6]	BANK Class A4 Series 2018-BNK12	4.255%	5/15/61	3,960	3,750
[5,6]	BANK Class A4 Series 2018-BNK14	4.231%	9/15/60	4,985	4,709
[5]	BANK Class A4 Series 2019-BNK17	3.714%	4/15/52	4,000	3,660
[5]	BANK Class A4 Series 2019-BNK18	3.584%	5/15/62	4,000	3,440
[5]	BANK Class A5 Series 2022-BNK43	4.399%	8/15/55	7,200	6,756
[5,6]	Barclays Commercial Mortgage Trust Class A5 Series 2022-C16	4.600%	6/15/55	3,830	3,650
[5]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/53	2,285	1,945
[5]	BBCMS Mortgage Trust Class A5 Series 2022-C17	4.441%	9/15/55	4,250	4,001
[5]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/54	4,250	3,506
[5]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/51	6,770	6,287
[5]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/52	1,200	1,112
[5,6]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	4,630	4,248
[5]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	4,000	3,349
[5]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	3,660	3,131
[5,6]	Benchmark Mortgage Trust Class A5 Series 2022-B36	4.470%	7/15/55	8,500	7,967
[5]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/53	4,000	3,413
[5]	CD Mortgage Trust Class A3 Series 2018-CD7	4.013%	8/15/51	2,885	2,702
[5,6]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	2,470	2,252
[5]	CD Mortgage Trust Class AM Series 2016-CD1	2.926%	8/10/49	1,180	996
[5,6]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	1,340	1,169
[5,6]	CD Mortgage Trust Class AS Series 2016-CD1	3.684%	8/15/50	820	735
[5,6]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	1,000	799

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,6]	CD Mortgage Trust Class C Series 2018-CD7	4.843%	8/15/51	1,350	1,008
[5]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	925	860
[5]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC19	3.753%	3/11/47	416	414
[5]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	1,530	1,386
[5]	Citigroup Commercial Mortgage Trust Class A3 Series 2019-C7	2.860%	12/15/72	4,000	3,412
[5,6]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-C5	4.228%	6/10/51	400	375
[5]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	1,000	834
[5,6]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.573%	9/10/58	900	742
[5,6]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.259%	9/15/50	1,000	722
[5]	COMM Mortgage Trust Class A3 Series 2014-CR14	3.955%	2/10/47	500	498
[5]	COMM Mortgage Trust Class ASB Series 2019-GC44	2.873%	8/15/57	180	165
[4,5]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	656	552
[5]	CSAIL Commercial Mortgage Trust Class A3 Series 2020-C19	2.561%	3/15/53	5,250	4,333
[5]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	1,558	1,443
[5,6]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.353%	8/15/48	960	672
[4,5,6]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, SOFR30A + 0.914%	5.983%	10/25/56	2,323	2,273
[4,5]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	1,301	1,234
[4,5]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	2,690	2,350
[4,5]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	3,000	2,824
[5]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-4	1.050%	5/18/26	1,200	1,133
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/34	500	437
[4,5]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/34	900	785
[5]	GS Mortgage Securities Trust Class A4 Series 2019-GC38	3.968%	2/10/52	3,080	2,837
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	4,000	3,482
[5,6]	GS Mortgage Securities Trust Class A5 Series 2018-GS10	4.155%	7/10/51	1,065	990
[5]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	3,170	2,732
[5]	GS Mortgage Securities Trust Class AS Series 2014-GC20	4.258%	4/10/47	570	555
[5,6]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.525%	9/10/47	4,615	3,386
[5,6]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.639%	10/10/48	910	762
[4,5]	Hertz Vehicle Financing III LLC Class A Series 2022-1A	1.990%	6/25/26	1,120	1,044
[4,5]	Hertz Vehicle Financing III LLC Class A Series 2022-1A	2.630%	6/25/26	1,120	1,037
[4,5]	Hertz Vehicle Financing III LLC Class C Series 2022-3A	4.350%	3/25/25	270	266
[4,5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.688%	11/15/43	910	870
[5]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	150	141
[5]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	1,860	1,700
[4,5]	Laurel Road Prime Student Loan Trust Class A2B Series 2017-C	2.810%	11/25/42	359	353
[4,5]	Laurel Road Prime Student Loan Trust Class A2FX Series 2018-B	3.540%	5/26/43	550	543
[4,5]	Laurel Road Prime Student Loan Trust Class A2FX Series 2019-A	2.730%	10/25/48	1,531	1,475
[4,5]	MMAF Equipment Finance LLC Class A5 Series 2018-A	3.610%	3/10/42	139	138
[5,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	3.989%	7/15/46	1,830	1,380
[5,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C15	4.858%	4/15/47	1,140	1,107
[4,5]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	1,870	1,454
[5,6]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/54	1,900	1,530
[4,5]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	3,541	2,746
[4,5]	Navient Private Education Loan Trust Class A2A Series 2017-A	2.880%	12/16/58	610	603

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	1,895	1,827
[5]	NXP BV / NXP Funding LLC / NXP USA Inc.	5.000%	1/15/33	25,000	24,024
[4,5]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	5,780	3,366
[4,5,6]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, SOFR + 1.114%	6.319%	6/20/60	172	172
[4,5,6]	Pepper Residential Securities Trust No. 24 Class A1U Series 24A, SOFR + 1.064%	6.249%	8/18/60	135	135
[4,5,6]	PHEAA Student Loan Trust Class A Series 2016-2A, SOFR30A + 1.064%	6.133%	11/25/65	3,524	3,477
[4,5]	Progress Residential Trust Class A Series 2022-SFR3	3.200%	4/17/39	477	435
[4,5]	Progress Residential Trust Class A Series 2022-SFR5	4.451%	6/17/39	356	339
[4,5]	Progress Residential Trust Class B Series 2022-SFR3	3.600%	4/17/39	210	191
[4,5]	Progress Residential Trust Class B Series 2022-SFR5	4.896%	6/17/39	250	238
[4,5]	Santander Retail Auto Lease Trust Class D Series 2020-B	1.980%	10/20/25	7,460	7,256
[4,5]	SMB Private Education Loan Trust Class A2A Series 2016-A	2.700%	5/15/31	742	717
[4,5]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	2,844	2,699
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	4,055	3,875
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	5,991	5,744
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-B	2.740%	5/25/40	131	130
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	989	951
[4,5]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	2,500	2,072
[4,5]	Trinity Rail Leasing LLC Class A2 Series 2018-1A	4.620%	6/17/48	2,760	2,581
[4,5]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	211	187
[5]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	2,600	2,385
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	2,880	2,657
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	2,712	2,531
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	1,115	1,045
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	1,090	1,036
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/52	2,390	2,086
[5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC16	4.020%	8/15/50	700	671
[5]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	1,300	961
[5]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	1,450	606
[5,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	1,380	1,065
[4,5,6]	WFLD Mortgage Trust Class A Series 2014-MONT	3.755%	8/10/31	4,640	3,902
[5]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-LC14	3.766%	3/15/47	594	589
[5]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	700	665
[5,6]	WFRBS Commercial Mortgage Trust Class B Series 2013-C18	4.834%	12/15/46	1,085	1,008
[5]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	2,410	1,791
[5,6]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	1,410	711
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $257,414)					227,279
Corporate Bonds (87.4%)
Communications (7.4%)
	Activision Blizzard Inc.	1.350%	9/15/30	5,703	4,583
	AT&T Inc.	4.350%	3/1/29	32,776	31,206
	AT&T Inc.	4.300%	2/15/30	58,644	54,911
	AT&T Inc.	2.750%	6/1/31	62,000	51,471
	AT&T Inc.	2.250%	2/1/32	42,117	33,028
	AT&T Inc.	2.550%	12/1/33	9,970	7,688
	AT&T Inc.	5.400%	2/15/34	13,344	13,128
[7]	AT&T Inc.	3.150%	9/4/36	4,700	4,500
[8]	AT&T Inc.	7.000%	4/30/40	2,200	2,996
[8]	AT&T Inc.	4.250%	6/1/43	400	394
	Booking Holdings Inc.	4.625%	4/13/30	35,630	34,925
	British Telecommunications plc	5.125%	12/4/28	23,102	22,744
[4]	British Telecommunications plc	3.250%	11/8/29	30,000	26,314
	British Telecommunications plc	9.625%	12/15/30	5,000	6,144
[4]	Cable One Inc.	4.000%	11/15/30	503	397
	CBS Corp.	4.200%	6/1/29	2,000	1,787
	CBS Corp.	7.875%	7/30/30	304	320
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	2,270	2,170
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	5,885	5,093

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	36,533	34,199
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	38,980	32,285
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	34,184	32,706
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	14,025	11,363
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.300%	2/1/32	12,000	9,076
[8]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	3,495	3,031
[7]	Comcast Corp.	0.000%	9/14/26	9,200	9,021
	Comcast Corp.	4.150%	10/15/28	51,690	50,005
	Comcast Corp.	4.550%	1/15/29	23,330	22,975
	Comcast Corp.	2.650%	2/1/30	15,290	13,379
	Comcast Corp.	3.400%	4/1/30	65,765	60,317
	Comcast Corp.	4.250%	10/15/30	6,753	6,483
	Comcast Corp.	1.950%	1/15/31	32,500	26,504
	Comcast Corp.	1.500%	2/15/31	12,000	9,498
	Comcast Corp.	5.500%	11/15/32	39,310	40,646
	Comcast Corp.	2.800%	1/15/51	5,000	3,270
	Comcast Corp.	2.937%	11/1/56	5,000	3,209
[4]	Cox Communications Inc.	2.600%	6/15/31	20,000	16,308
[4]	CSC Holdings LLC	6.500%	2/1/29	2,680	2,277
[4]	CSC Holdings LLC	5.750%	1/15/30	980	508
[4]	CSC Holdings LLC	4.625%	12/1/30	1,547	780
[4]	CSC Holdings LLC	3.375%	2/15/31	1,465	1,012
[8]	Deutsche Telekom International Finance BV	7.625%	6/15/30	400	578
	Deutsche Telekom International Finance BV	8.750%	6/15/30	59,722	70,770
[4]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	3,259	2,942
	Discovery Communications LLC	3.950%	3/20/28	19,696	18,383
	Discovery Communications LLC	4.125%	5/15/29	35,025	32,184
	Discovery Communications LLC	3.625%	5/15/30	25,186	22,186
[4]	DISH DBS Corp.	5.250%	12/1/26	1,835	1,504
[4]	DISH DBS Corp.	5.750%	12/1/28	1,119	863
	DISH DBS Corp.	5.125%	6/1/29	2,245	1,132
[4]	DISH Network Corp.	11.750%	11/15/27	2,690	2,708
	Electronic Arts Inc.	1.850%	2/15/31	34,437	27,800
	Expedia Group Inc.	3.250%	2/15/30	5,020	4,416
	Expedia Group Inc.	2.950%	3/15/31	7,278	6,135
	Fox Corp.	4.709%	1/25/29	45,031	43,715
	Fox Corp.	3.500%	4/8/30	14,000	12,570
[4]	Frontier Communications Holdings LLC	5.000%	5/1/28	2,180	1,848
[4]	Frontier Communications Holdings LLC	6.000%	1/15/30	958	696
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	364	350
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	16,016	13,013
[4]	Level 3 Financing Inc.	3.400%	3/1/27	150	132
[4]	Level 3 Financing Inc.	4.625%	9/15/27	2,028	1,541
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Level 3 Financing Inc.	4.250%	7/1/28	545	386
[4]	Level 3 Financing Inc.	3.625%	1/15/29	1,155	763
[4]	Level 3 Financing Inc.	3.875%	11/15/29	540	460
[4]	Level 3 Financing Inc.	10.500%	5/15/30	350	363
[4]	Lumen Technologies Inc.	4.000%	2/15/27	460	302
	Meta Platforms Inc.	4.800%	5/15/30	39,640	39,758
	Meta Platforms Inc.	3.850%	8/15/32	50,635	47,049
	Meta Platforms Inc.	4.950%	5/15/33	12,500	12,582
	Netflix Inc.	5.875%	11/15/28	25,705	26,499
[7]	Netflix Inc.	4.625%	5/15/29	10,500	11,772
	Netflix Inc.	6.375%	5/15/29	25,225	26,702
[4]	Netflix Inc.	4.875%	6/15/30	12,500	12,224
[4]	News Corp.	3.875%	5/15/29	4,843	4,273
[4]	Nexstar Media Inc.	5.625%	7/15/27	1,510	1,422
[4]	Nexstar Media Inc.	4.750%	11/1/28	3,455	3,047
[4]	NTT Finance Corp.	2.065%	4/3/31	4,955	4,057
	Omnicom Group Inc.	4.200%	6/1/30	2,000	1,864
	Omnicom Group Inc.	2.600%	8/1/31	29,000	23,832
	Orange SA	9.000%	3/1/31	11,803	14,405
	Orange SA	5.375%	1/13/42	2,500	2,465
	Paramount Global Inc.	3.700%	6/1/28	20,773	18,606
	Paramount Global Inc.	4.950%	1/15/31	55,988	50,138
	Paramount Global Inc.	4.200%	5/19/32	8,000	6,652
	Rogers Communications Inc.	3.800%	3/15/32	28,616	24,840
[4]	Scripps Escrow II Inc.	5.375%	1/15/31	768	585
[4]	Scripps Escrow Inc.	5.875%	7/15/27	1,843	1,540
[4]	Sirius XM Radio Inc.	5.000%	8/1/27	1,810	1,682
	Sprint Capital Corp.	6.875%	11/15/28	31,281	33,183
	Sprint Capital Corp.	8.750%	3/15/32	69,820	84,155
	T-Mobile USA Inc.	2.625%	2/15/29	42,545	37,084
	T-Mobile USA Inc.	3.375%	4/15/29	31,773	28,622
	T-Mobile USA Inc.	3.875%	4/15/30	124,735	114,634
	T-Mobile USA Inc.	2.550%	2/15/31	17,145	14,248
	T-Mobile USA Inc.	2.875%	2/15/31	41,920	35,586
	T-Mobile USA Inc.	3.500%	4/15/31	55,000	48,416
	T-Mobile USA Inc.	2.250%	11/15/31	26,520	21,216
	T-Mobile USA Inc.	5.200%	1/15/33	15,000	14,875
	T-Mobile USA Inc.	5.050%	7/15/33	27,160	26,563
[4]	Univision Communications Inc.	7.375%	6/30/30	1,841	1,793
[4]	UPC Broadband Finco BV	4.875%	7/15/31	1,620	1,364
	Verizon Communications Inc.	4.329%	9/21/28	39,128	37,574
	Verizon Communications Inc.	3.875%	2/8/29	1,000	941
[7]	Verizon Communications Inc.	0.375%	3/22/29	3,800	3,441
	Verizon Communications Inc.	4.016%	12/3/29	52,000	48,489
	Verizon Communications Inc.	3.150%	3/22/30	30,626	27,017
	Verizon Communications Inc.	1.500%	9/18/30	10,107	7,961
	Verizon Communications Inc.	1.680%	10/30/30	19,550	15,363
[7]	Verizon Communications Inc.	4.250%	10/31/30	6,210	6,933
	Verizon Communications Inc.	1.750%	1/20/31	44,634	34,986
	Verizon Communications Inc.	2.550%	3/21/31	80,107	66,425
	Verizon Communications Inc.	2.355%	3/15/32	86,142	68,748
[8]	Verizon Communications Inc.	3.375%	10/27/36	400	396
[7]	Verizon Communications Inc.	2.875%	1/15/38	1,800	1,675
[4]	Videotron Ltd.	3.625%	6/15/29	2,618	2,278

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vodafone Group plc	7.875%	2/15/30	5,200	5,918
[7]	Vodafone Group plc	2.500%	5/24/39	3,660	3,191
[8]	Vodafone Group plc	5.125%	12/2/52	200	223
[4]	VZ Secured Financing BV	5.000%	1/15/32	2,228	1,811
	Walt Disney Co.	2.000%	9/1/29	44,664	38,050
	Walt Disney Co.	2.650%	1/13/31	20,000	17,198
	Warnermedia Holdings Inc.	4.054%	3/15/29	38,114	34,931
	Warnermedia Holdings Inc.	4.279%	3/15/32	131,137	116,199
[4]	WMG Acquisition Corp.	3.750%	12/1/29	7,825	6,859
[4]	Zayo Group Holdings Inc.	4.000%	3/1/27	1,625	1,162
					2,305,893
Consumer Discretionary (3.8%)
[4]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	3,469	3,203
	Advance Auto Parts Inc.	5.950%	3/9/28	3,730	3,717
	Amazon.com Inc.	4.650%	12/1/29	20,000	20,024
	Amazon.com Inc.	1.500%	6/3/30	23,461	19,223
	Amazon.com Inc.	2.100%	5/12/31	38,500	32,197
	Amazon.com Inc.	4.700%	12/1/32	48,580	48,740
[4]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	1,670	1,450
	American Honda Finance Corp.	4.600%	4/17/30	49,420	48,449
	American Honda Finance Corp.	1.800%	1/13/31	19,825	16,087
	Asbury Automotive Group Inc.	4.500%	3/1/28	4,277	3,919
	AutoZone Inc.	4.000%	4/15/30	14,868	13,802
	AutoZone Inc.	1.650%	1/15/31	31,857	24,866
	AutoZone Inc.	4.750%	8/1/32	15,000	14,479
[4]	BMW US Capital LLC	2.550%	4/1/31	20,000	16,979
[4]	Boyne USA Inc.	4.750%	5/15/29	250	228
[4]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	2,144	2,164
[4]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	3,702	3,621
[4]	Carnival Corp.	5.750%	3/1/27	3,279	3,032
[4]	Carnival Corp.	9.875%	8/1/27	460	480
[4]	Carnival Corp.	4.000%	8/1/28	3,216	2,857
[4]	Carnival Corp.	10.500%	6/1/30	120	127
[4]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	820	894
[4]	CDI Escrow Issuer Inc.	5.750%	4/1/30	640	594
[4]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.500%	5/1/25	1,483	1,467
[4]	Churchill Downs Inc.	5.500%	4/1/27	1,467	1,418
[4]	Churchill Downs Inc.	4.750%	1/15/28	6,159	5,691
[4]	Clarios Global LP	6.750%	5/15/25	585	586
[4]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	2,328	2,357
[4]	Clarios Global LP / Clarios US Finance Co.	6.750%	5/15/28	108	109
	Dana Inc.	4.500%	2/15/32	1,993	1,668
	eBay Inc.	2.700%	3/11/30	11,017	9,504
	eBay Inc.	2.600%	5/10/31	15,000	12,518
	eBay Inc.	6.300%	11/22/32	5,790	6,207
[4]	ERAC USA Finance LLC	4.900%	5/1/33	20,000	19,687
	Ford Motor Co.	9.625%	4/22/30	140	164
	Ford Motor Credit Co. LLC	2.700%	8/10/26	710	636
	Ford Motor Credit Co. LLC	4.950%	5/28/27	6,205	5,891
	Ford Motor Credit Co. LLC	4.125%	8/17/27	580	531
	Ford Motor Credit Co. LLC	3.815%	11/2/27	2,780	2,496
	Ford Motor Credit Co. LLC	6.800%	5/12/28	2,836	2,862
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ford Motor Credit Co. LLC	2.900%	2/10/29	6,379	5,329
	Ford Motor Credit Co. LLC	7.200%	6/10/30	1,000	1,027
	General Motors Co.	5.000%	10/1/28	17,675	17,318
	General Motors Co.	5.400%	10/15/29	25,000	24,630
	General Motors Co.	5.600%	10/15/32	30,000	29,375
	General Motors Financial Co. Inc.	2.400%	4/10/28	30,168	26,254
	General Motors Financial Co. Inc.	2.400%	10/15/28	6,000	5,141
	General Motors Financial Co. Inc.	5.850%	4/6/30	15,310	15,294
	General Motors Financial Co. Inc.	3.600%	6/21/30	15,000	13,112
	General Motors Financial Co. Inc.	2.350%	1/8/31	31,000	24,507
	General Motors Financial Co. Inc.	3.100%	1/12/32	25,500	20,826
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	1,443	1,330
[4]	Hanesbrands Inc.	9.000%	2/15/31	393	402
	Home Depot Inc.	2.950%	6/15/29	54,220	49,579
	Home Depot Inc.	2.700%	4/15/30	21,645	19,135
	Home Depot Inc.	1.375%	3/15/31	10,000	7,876
	Home Depot Inc.	1.875%	9/15/31	32,630	26,426
	Home Depot Inc.	3.250%	4/15/32	26,820	24,023
	Hyatt Hotels Corp.	5.750%	4/23/30	553	559
[4]	Lithia Motors Inc.	4.625%	12/15/27	1,632	1,519
[4]	Lithia Motors Inc.	3.875%	6/1/29	7,084	6,101
[4]	Lithia Motors Inc.	4.375%	1/15/31	100	86
[4]	Live Nation Entertainment Inc.	5.625%	3/15/26	545	532
[4]	Live Nation Entertainment Inc.	6.500%	5/15/27	3,302	3,320
[4]	Live Nation Entertainment Inc.	3.750%	1/15/28	473	426
	Lowe's Cos. Inc.	1.700%	9/15/28	12,610	10,786
	Lowe's Cos. Inc.	3.650%	4/5/29	25,404	23,679
	Lowe's Cos. Inc.	1.700%	10/15/30	30,190	24,180
	Lowe's Cos. Inc.	2.625%	4/1/31	32,000	27,020
	Lowe's Cos. Inc.	3.750%	4/1/32	21,090	19,112
	Marriott International Inc.	4.900%	4/15/29	5,000	4,902
	Marriott International Inc.	4.625%	6/15/30	39,345	37,613
	Marriott International Inc.	2.850%	4/15/31	35,554	30,092
[4]	Mattel Inc.	3.375%	4/1/26	1,488	1,384
[4]	Mattel Inc.	5.875%	12/15/27	1,019	1,000
	McDonald's Corp.	2.625%	9/1/29	35,736	31,774
	McDonald's Corp.	2.125%	3/1/30	15,311	12,988
	McDonald's Corp.	3.600%	7/1/30	8,000	7,419
[8]	McDonald's Corp.	2.950%	3/15/34	500	515
[4]	Mercedes-Benz Finance North America LLC	5.050%	8/3/33	25,000	24,950
[4]	Meritage Homes Corp.	3.875%	4/15/29	3,640	3,257
[4]	NCL Corp. Ltd.	5.875%	2/15/27	1,840	1,791
[4]	NCL Corp. Ltd.	7.750%	2/15/29	1,040	996
	Newell Brands Inc.	6.375%	9/15/27	700	688
	Newell Brands Inc.	6.625%	9/15/29	2,090	2,093
[4]	Nissan Motor Co. Ltd.	4.810%	9/17/30	410	369
[4]	Ontario Gaming GTA LP	8.000%	8/1/30	495	500
	O'Reilly Automotive Inc.	3.900%	6/1/29	18,000	16,980
	O'Reilly Automotive Inc.	1.750%	3/15/31	7,250	5,731
	O'Reilly Automotive Inc.	4.700%	6/15/32	8,000	7,703
[4]	Penn National Gaming Inc.	5.625%	1/15/27	580	547
[4]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	195	207
[4]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	663	692
[4]	Royal Caribbean Cruises Ltd.	9.250%	1/15/29	275	293

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	312	316
	Starbucks Corp.	4.000%	11/15/28	359	346
	Starbucks Corp.	2.250%	3/12/30	13,250	11,213
	Starbucks Corp.	2.550%	11/15/30	34,866	29,772
	Starbucks Corp.	4.800%	2/15/33	25,000	24,673
[4]	Studio City Co. Ltd.	7.000%	2/15/27	1,403	1,337
	TJX Cos. Inc.	3.875%	4/15/30	4,686	4,458
	Toll Brothers Finance Corp.	3.800%	11/1/29	6,411	5,755
	Toyota Motor Credit Corp.	3.650%	1/8/29	33,466	31,701
	Toyota Motor Credit Corp.	3.375%	4/1/30	25,000	22,951
	Toyota Motor Credit Corp.	4.550%	5/17/30	12,295	12,026
	Toyota Motor Credit Corp.	1.650%	1/10/31	5,000	4,005
	Toyota Motor Credit Corp.	1.900%	9/12/31	7,000	5,626
	Toyota Motor Credit Corp.	2.400%	1/13/32	15,000	12,528
	Toyota Motor Credit Corp.	4.700%	1/12/33	10,715	10,587
[4]	Vail Resorts Inc.	6.250%	5/15/25	7,771	7,789
[7]	Volkswagen International Finance NV	1.500%	1/21/41	3,500	2,432
[4]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	2,185	2,014
					1,167,841
Consumer Staples (6.4%)
	Altria Group Inc.	3.400%	5/6/30	62,525	55,267
	Altria Group Inc.	2.450%	2/4/32	67,090	52,731
[7]	Anheuser-Busch InBev SA NV	2.750%	3/17/36	4,400	4,345
[7]	Anheuser-Busch InBev SA NV	3.700%	4/2/40	6,300	6,576
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	115,819	115,324
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	49,890	46,091
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	35,000	35,336
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	2,000	1,820
	Archer-Daniels-Midland Co.	2.900%	3/1/32	20,000	17,377
	Archer-Daniels-Midland Co.	4.500%	8/15/33	6,430	6,301
	Bat Capital Corp.	6.343%	8/2/30	30,000	29,940
	Bat Capital Corp.	6.421%	8/2/33	34,915	34,845
	BAT Capital Corp.	2.259%	3/25/28	28,184	24,366
	BAT Capital Corp.	3.462%	9/6/29	40,690	35,654
	BAT Capital Corp.	4.906%	4/2/30	16,723	15,798
	BAT Capital Corp.	2.726%	3/25/31	43,478	34,664
	BAT Capital Corp.	4.742%	3/16/32	11,000	9,983
	BAT Capital Corp.	4.758%	9/6/49	5,000	3,793
	BAT International Finance plc	4.448%	3/16/28	50,000	47,776
[7]	BAT International Finance plc	2.250%	1/16/30	3,700	3,407
[7]	BAT Netherlands Finance BV	5.375%	2/16/31	2,900	3,158
	Brown-Forman Corp.	4.750%	4/15/33	8,620	8,634
	Campbell Soup Co.	2.375%	4/24/30	19,700	16,518
[4]	Cargill Inc.	4.750%	4/24/33	7,145	7,021
	Coca-Cola Co.	3.450%	3/25/30	48,468	45,387
	Coca-Cola Co.	1.650%	6/1/30	25,000	20,761
	Coca-Cola Co.	2.000%	3/5/31	19,575	16,411
	Coca-Cola Co.	1.375%	3/15/31	10,000	7,945
	Constellation Brands Inc.	4.650%	11/15/28	37,806	37,141
	Constellation Brands Inc.	3.150%	8/1/29	30,705	27,696
	Constellation Brands Inc.	2.875%	5/1/30	14,970	12,978
	Constellation Brands Inc.	2.250%	8/1/31	14,709	11,895
	Constellation Brands Inc.	4.900%	5/1/33	7,115	6,942
	Costco Wholesale Corp.	1.600%	4/20/30	63,935	53,040
	Costco Wholesale Corp.	1.750%	4/20/32	8,789	7,048
[4]	Coty Inc.	5.000%	4/15/26	165	159
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Coty Inc./HFC Prestige Products Inc./HFC Prestige International US LLC	6.625%	7/15/30	345	348
	Diageo Capital plc	2.375%	10/24/29	19,465	16,961
	Diageo Capital plc	2.000%	4/29/30	11,765	9,866
	Diageo Capital plc	5.500%	1/24/33	11,755	12,380
	Dollar General Corp.	3.500%	4/3/30	29,752	26,805
	Dollar General Corp.	5.000%	11/1/32	10,000	9,701
[4]	Energizer Holdings Inc.	4.750%	6/15/28	3,802	3,412
	Estee Lauder Cos. Inc.	2.375%	12/1/29	15,250	13,204
	Estee Lauder Cos. Inc.	4.650%	5/15/33	10,625	10,452
[7]	General Mills Inc.	3.907%	4/13/29	5,397	5,951
	General Mills Inc.	2.875%	4/15/30	22,125	19,496
	General Mills Inc.	2.250%	10/14/31	4,960	4,045
	General Mills Inc.	4.950%	3/29/33	15,000	14,845
	Haleon US Capital LLC	3.375%	3/24/29	45,000	41,221
	Haleon US Capital LLC	3.625%	3/24/32	20,320	18,185
	Hershey Co.	1.700%	6/1/30	5,000	4,120
	Hershey Co.	4.500%	5/4/33	8,555	8,456
	Hormel Foods Corp.	1.800%	6/11/30	16,695	13,911
	J M Smucker Co.	2.125%	3/15/32	9,915	7,942
[4]	JBS USA LUX SA / JBS USA Food Co./ JBS USA Finance Inc.	5.125%	2/1/28	15,000	14,557
[4]	JBS USA LUX SA / JBS USA Food Co./ JBS USA Finance Inc.	5.500%	1/15/30	32,000	30,950
[4]	JBS USA LUX SA / JBS USA Food Co./ JBS USA Finance Inc.	3.000%	5/15/32	8,275	6,482
[4]	JBS USA LUX SA / JBS USA Food Co./ JBS USA Finance Inc.	5.750%	4/1/33	35,078	33,653
	Kellogg Co.	2.100%	6/1/30	44,264	36,687
	Kellogg Co.	7.450%	4/1/31	568	646
[4]	Kenvue Inc.	5.000%	3/22/30	34,940	35,200
[4]	Kenvue Inc.	4.900%	3/22/33	40,000	40,211
	Keurig Dr Pepper Inc.	3.200%	5/1/30	20,000	17,835
	Keurig Dr Pepper Inc.	2.250%	3/15/31	3,000	2,466
	Keurig Dr Pepper Inc.	4.050%	4/15/32	37,860	35,142
	Keurig Dr Pepper Inc.	4.500%	4/15/52	5,000	4,378
	Kraft Heinz Foods Co.	3.750%	4/1/30	10,379	9,612
	Kroger Co.	2.200%	5/1/30	30,618	25,346
	Kroger Co.	1.700%	1/15/31	3,875	3,036
[4]	Lamb Weston Holdings Inc.	4.875%	5/15/28	1,464	1,389
[4]	Mars Inc.	4.650%	4/20/31	14,265	14,072
[4]	Mars Inc.	4.750%	4/20/33	28,310	27,925
	McCormick & Co. Inc.	2.500%	4/15/30	1,200	1,014
	McCormick & Co. Inc.	4.950%	4/15/33	15,000	14,738
	Mondelez International Inc.	2.750%	4/13/30	29,469	25,716
	Mondelez International Inc.	1.500%	2/4/31	26,471	20,738
	PepsiCo Inc.	2.750%	3/19/30	40,112	35,958
	PepsiCo Inc.	1.625%	5/1/30	18,355	15,213
	PepsiCo Inc.	1.950%	10/21/31	30,425	25,036
	PepsiCo Inc.	3.900%	7/18/32	5,945	5,711
[4]	Performance Food Group Inc.	6.875%	5/1/25	765	766
[4]	Performance Food Group Inc.	4.250%	8/1/29	525	466
	Philip Morris International Inc.	3.375%	8/15/29	11,460	10,398
	Philip Morris International Inc.	5.625%	11/17/29	30,015	30,671
	Philip Morris International Inc.	5.125%	2/15/30	77,030	76,528

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	2.100%	5/1/30	19,800	16,360
	Philip Morris International Inc.	5.750%	11/17/32	35,355	36,139
	Philip Morris International Inc.	5.375%	2/15/33	57,325	57,147
[7]	Philip Morris International Inc.	1.450%	8/1/39	4,800	3,193
[7]	Procter & Gamble Co.	1.200%	10/30/28	500	496
[7]	Procter & Gamble Co.	3.250%	8/2/31	15,910	17,352
	Sysco Corp.	2.400%	2/15/30	13,391	11,431
	Target Corp.	2.350%	2/15/30	18,090	15,678
	Target Corp.	2.650%	9/15/30	6,067	5,297
	Target Corp.	4.400%	1/15/33	10,680	10,317
	Tyson Foods Inc.	4.350%	3/1/29	11,113	10,632
	Unilever Capital Corp.	2.125%	9/6/29	43,483	37,891
[4]	United Natural Foods Inc.	6.750%	10/15/28	967	806
	Walmart Inc.	2.375%	9/24/29	5,500	4,896
	Walmart Inc.	4.000%	4/15/30	9,125	8,888
	Walmart Inc.	4.150%	9/9/32	15,000	14,704
	Walmart Inc.	4.100%	4/15/33	24,195	23,376
[8]	Walmart Inc.	5.625%	3/27/34	600	807
					1,983,379
Energy (6.4%)
[4]	Antero Resources Corp.	5.375%	3/1/30	1,977	1,842
	Boardwalk Pipelines LP	3.600%	9/1/32	5,000	4,264
	BP Capital Markets America Inc.	4.234%	11/6/28	11,842	11,543
	BP Capital Markets America Inc.	1.749%	8/10/30	37,490	30,667
	BP Capital Markets America Inc.	2.721%	1/12/32	63,000	53,481
	BP Capital Markets America Inc.	4.812%	2/13/33	37,000	36,397
	BP Capital Markets America Inc.	2.939%	6/4/51	5,000	3,390
	BP Capital Markets America Inc.	3.379%	2/8/61	3,000	2,114
[7]	BP Capital Markets BV	1.467%	9/21/41	3,200	2,262
	Canadian Natural Resources Ltd.	2.950%	7/15/30	21,700	18,703
	Cenovus Energy Inc.	2.650%	1/15/32	17,000	13,775
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	22,749	20,772
	Cheniere Energy Inc.	4.625%	10/15/28	2,645	2,491
	Cheniere Energy Partners LP	4.000%	3/1/31	3,235	2,878
	Cheniere Energy Partners LP	3.250%	1/31/32	41,403	34,476
[4]	Cheniere Energy Partners LP	5.950%	6/30/33	21,065	21,315
	Chevron USA Inc.	3.250%	10/15/29	24,000	22,209
[4]	Civitas Resources Inc.	8.750%	7/1/31	903	935
[4]	CNX Resources Corp.	7.375%	1/15/31	828	821
	ConocoPhillips Co.	6.950%	4/15/29	44,264	49,153
	ConocoPhillips Co.	3.800%	3/15/52	3,000	2,416
	Coterra Energy Inc.	4.375%	3/15/29	30,073	28,388
[4]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	1,515	1,496
	DCP Midstream Operating LP	5.625%	7/15/27	988	992
	DCP Midstream Operating LP	5.125%	5/15/29	26,890	26,456
	Devon Energy Corp.	4.500%	1/15/30	28,745	27,238
	Diamondback Energy Inc.	3.500%	12/1/29	16,529	15,084
	Diamondback Energy Inc.	3.125%	3/24/31	34,730	30,127
	Diamondback Energy Inc.	6.250%	3/15/33	10,000	10,447
[4]	DT Midstream Inc.	4.125%	6/15/29	3,254	2,885
[4]	DT Midstream Inc.	4.375%	6/15/31	2,395	2,083
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ecopetrol SA	8.625%	1/19/29	18,513	19,056
	Empresa Nacional del Petroleo	3.750%	8/5/26	17,930	16,942
	Empresa Nacional del Petroleo	5.250%	11/6/29	31,480	30,509
	Enable Midstream Partners LP	4.150%	9/15/29	37,887	35,204
	Enbridge Inc.	3.125%	11/15/29	15,998	14,172
	Enbridge Inc.	5.700%	3/8/33	17,000	17,240
[4]	Endeavor Energy Resources LP / EER Finance Inc.	5.750%	1/30/28	2,670	2,603
	Energy Transfer LP	4.950%	5/15/28	31,246	30,559
	Energy Transfer LP	5.250%	4/15/29	29,465	29,191
	Energy Transfer LP	3.750%	5/15/30	10,487	9,506
	Energy Transfer LP	5.750%	2/15/33	39,210	39,726
[4]	EnLink Midstream LLC	5.625%	1/15/28	915	895
	EnLink Midstream LLC	5.375%	6/1/29	2,020	1,920
	Enterprise Products Operating LLC	4.150%	10/16/28	24,500	23,497
	Enterprise Products Operating LLC	3.125%	7/31/29	15,250	13,739
	Enterprise Products Operating LLC	2.800%	1/31/30	17,897	15,708
	Enterprise Products Operating LLC	5.350%	1/31/33	12,135	12,386
[4]	EQM Midstream Partners LP	7.500%	6/1/27	1,065	1,081
[4]	EQM Midstream Partners LP	6.500%	7/1/27	2,604	2,591
	EQM Midstream Partners LP	5.500%	7/15/28	2,078	2,003
[4]	EQM Midstream Partners LP	7.500%	6/1/30	1,033	1,065
	EQT Corp.	5.000%	1/15/29	6,550	6,213
	EQT Corp.	7.000%	2/1/30	5,000	5,272
	Equinor ASA	3.950%	5/15/43	3,191	2,744
	Exxon Mobil Corp.	3.482%	3/19/30	40,105	37,381
	Exxon Mobil Corp.	2.610%	10/15/30	52,186	45,566
[7]	Exxon Mobil Corp.	1.408%	6/26/39	300	221
	Exxon Mobil Corp.	3.095%	8/16/49	1,052	763
	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	25,900	20,994
	Genesis Energy LP / Genesis Energy Finance Corp.	6.500%	10/1/25	251	249
	Helmerich & Payne Inc.	2.900%	9/29/31	26,930	21,930
	Hess Corp.	7.300%	8/15/31	3,738	4,114
[4]	Hilcorp Energy I LP / Hilcorp Finance Co.	5.750%	2/1/29	695	644
[4]	Hilcorp Energy I LP / Hilcorp Finance Co.	6.000%	2/1/31	827	753
	KazMunayGas National Co. JSC	5.375%	4/24/30	3,500	3,301
	KazMunayGas National Co. JSC	6.375%	10/24/48	5,400	4,803
	Kinder Morgan Inc.	2.000%	2/15/31	5,000	3,981
	Kinder Morgan Inc.	7.750%	1/15/32	990	1,133
	Kinder Morgan Inc.	4.800%	2/1/33	22,555	21,396
	Kinder Morgan Inc.	5.200%	6/1/33	10,000	9,756
	Magellan Midstream Partners LP	3.250%	6/1/30	3,607	3,182
	MPLX LP	2.650%	8/15/30	31,530	26,498
	MPLX LP	4.950%	9/1/32	5,000	4,783
	MPLX LP	5.000%	3/1/33	24,800	23,818
	Nustar Logistics LP	6.375%	10/1/30	2,525	2,436
	Occidental Petroleum Corp.	6.375%	9/1/28	35,850	36,795
	Occidental Petroleum Corp.	6.625%	9/1/30	52,732	55,300

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Occidental Petroleum Corp.	6.125%	1/1/31	26,577	27,201
	Occidental Petroleum Corp.	7.500%	5/1/31	17,195	18,923
	ONEOK Inc.	4.550%	7/15/28	27,710	26,383
	ONEOK Inc.	4.350%	3/15/29	4,183	3,911
	ONEOK Inc.	3.400%	9/1/29	19,767	17,404
	ONEOK Inc.	3.100%	3/15/30	6,129	5,275
	ONEOK Inc.	6.350%	1/15/31	5,438	5,605
	ONEOK Inc.	6.100%	11/15/32	9,000	9,194
	Ovintiv Inc.	7.200%	11/1/31	1,750	1,843
	Ovintiv Inc.	7.375%	11/1/31	12,232	13,214
[4]	Permian Resources Operating LLC	7.750%	2/15/26	1,445	1,461
[4]	Permian Resources Operating LLC	5.875%	7/1/29	3,851	3,672
	Petroleos del Peru SA	5.625%	6/19/47	25,083	16,806
	Petroleos Mexicanos	6.490%	1/23/27	25,432	22,650
	Petroleos Mexicanos	6.500%	3/13/27	6,070	5,395
	Petroleos Mexicanos	6.500%	6/2/41	851	549
	Petroleos Mexicanos	6.375%	1/23/45	2,262	1,430
	Petroleos Mexicanos	6.750%	9/21/47	7,240	4,640
	Petroleos Mexicanos	6.350%	2/12/48	1,101	684
	Petroleos Mexicanos	6.950%	1/28/60	531	338
	Petronas Capital Ltd.	3.500%	4/21/30	42,432	39,143
	Petronas Energy Canada Ltd.	2.112%	3/23/28	950	843
	Phillips 66 Co.	3.750%	3/1/28	5,000	4,698
	Phillips 66 Co.	3.150%	12/15/29	21,299	18,812
	Phillips 66 Co.	2.150%	12/15/30	8,800	7,195
	Phillips 66 Co.	5.300%	6/30/33	10,000	9,989
	Pioneer Natural Resources Co.	1.900%	8/15/30	54,250	44,254
	Pioneer Natural Resources Co.	2.150%	1/15/31	10,680	8,745
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	16,733	14,806
	QazaqGaz NC JSC	4.375%	9/26/27	2,627	2,451
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	69,785	66,325
	Saudi Arabian Oil Co.	3.500%	4/16/29	13,700	12,672
	Schlumberger Investment SA	2.650%	6/26/30	12,000	10,497
	Schlumberger Investment SA	4.850%	5/15/33	16,130	15,982
	Shell International Finance BV	2.375%	11/7/29	29,118	25,558
	Shell International Finance BV	2.750%	4/6/30	55,535	49,486
	Shell International Finance BV	3.250%	4/6/50	8,000	5,866
[9]	Southern Gas Corridor CJSC	6.875%	3/24/26	10,873	11,060
	Suncor Energy Inc.	7.150%	2/1/32	10,858	11,680
[4]	Tap Rock Resources LLC	7.000%	10/1/26	2,737	2,838
	Targa Resources Corp.	6.125%	3/15/33	13,000	13,342
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	4,097	4,175
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	34,595	32,184
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/32	30,002	26,297
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	TotalEnergies Capital Canada Ltd.	2.125%	9/18/29	9,400	9,438
	TotalEnergies Capital International SA	3.455%	2/19/29	39,067	36,489
	TotalEnergies Capital International SA	2.829%	1/10/30	3,785	3,383
	TransCanada PipeLines Ltd.	4.100%	4/15/30	20,000	18,535
	TransCanada PipeLines Ltd.	2.500%	10/12/31	17,000	13,714
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	1,286	1,216
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	24,065	21,443
[4]	Transocean Inc.	8.750%	2/15/30	1,045	1,085
[4]	Transocean Titan Financing Ltd.	8.375%	2/1/28	690	715
[4]	Valaris Ltd.	8.375%	4/30/30	320	327
	Valero Energy Corp.	2.800%	12/1/31	27,000	22,462
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	3,135	2,717
[4]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	600	587
[4]	Venture Global LNG Inc.	8.125%	6/1/28	560	569
[4]	Venture Global LNG Inc.	8.375%	6/1/31	2,262	2,296
	Western Midstream Operating LP	4.500%	3/1/28	7,771	7,395
	Western Midstream Operating LP	4.750%	8/15/28	18,194	17,445
	Williams Cos. Inc.	3.500%	11/15/30	17,000	15,224
	Williams Cos. Inc.	2.600%	3/15/31	42,000	34,811
	Williams Cos. Inc.	4.650%	8/15/32	12,500	11,928
					1,991,974
Financials (29.3%)
[7]	ABN AMRO Bank NV	4.375%	10/20/28	7,800	8,606
[7]	ABN AMRO Bank NV	5.125%	2/22/33	8,700	9,484
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	40,700	35,494
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	92,465	75,690
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	7,645	6,116
	Affiliated Managers Group Inc.	3.300%	6/15/30	25,223	21,391
	Aflac Inc.	3.600%	4/1/30	10,000	9,166
	Air Lease Corp.	4.625%	10/1/28	3,955	3,755
	Air Lease Corp.	3.250%	10/1/29	2,000	1,751
	Air Lease Corp.	3.000%	2/1/30	24,670	20,845
	Air Lease Corp.	3.125%	12/1/30	5,298	4,436
	Air Lease Corp.	2.875%	1/15/32	1,773	1,427
	Alleghany Corp.	3.625%	5/15/30	13,328	12,337
[7]	Allianz SE	4.597%	9/7/38	3,400	3,663
	Allstate Corp.	5.250%	3/30/33	19,000	18,848
	Allstate Corp.	5.350%	6/1/33	10,000	10,006
	Ally Financial Inc.	2.200%	11/2/28	21,497	17,514
	Ally Financial Inc.	8.000%	11/1/31	25,000	26,484
	American Express Co.	4.050%	5/3/29	14,998	14,310
	American Express Co.	4.989%	5/26/33	10,000	9,597
	American Express Co.	4.420%	8/3/33	43,720	41,172
	American Express Co.	5.043%	5/1/34	80,000	78,484
	American Express Co.	5.625%	7/28/34	20,010	20,005
	American International Group Inc.	3.400%	6/30/30	6,138	5,461
	American International Group Inc.	5.125%	3/27/33	10,000	9,829
	Aon Corp.	2.800%	5/15/30	17,426	15,102

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Aon Corp. / Aon Global Holdings plc	2.050%	8/23/31	9,500	7,576
	Aon Corp. / Aon Global Holdings plc	2.600%	12/2/31	7,000	5,799
	Aon Corp. / Aon Global Holdings plc	5.000%	9/12/32	10,000	9,873
	Aon Corp. / Aon Global Holdings plc	5.350%	2/28/33	23,520	23,716
	Ares Capital Corp.	2.875%	6/15/28	8,300	6,991
	Athene Holding Ltd.	3.500%	1/15/31	16,561	13,808
	AXA SA	8.600%	12/15/30	2,000	2,408
[7]	AXA SA	3.625%	1/10/33	5,600	6,174
[7]	AXA SA	3.875%	Perpetual	5,737	6,087
	Banco Santander SA	3.490%	5/28/30	9,850	8,646
	Banco Santander SA	2.749%	12/3/30	27,133	21,266
	Banco Santander SA	6.921%	8/8/33	23,000	23,000
	Bank of America Corp.	3.974%	2/7/30	42,723	39,728
	Bank of America Corp.	3.194%	7/23/30	34,921	30,932
	Bank of America Corp.	2.884%	10/22/30	32,946	28,518
	Bank of America Corp.	2.496%	2/13/31	47,013	39,422
	Bank of America Corp.	2.592%	4/29/31	45,990	38,664
	Bank of America Corp.	1.898%	7/23/31	70,757	56,351
	Bank of America Corp.	1.922%	10/24/31	69,206	54,868
	Bank of America Corp.	2.651%	3/11/32	68,320	56,569
	Bank of America Corp.	2.687%	4/22/32	83,107	68,811
	Bank of America Corp.	2.299%	7/21/32	78,325	62,568
	Bank of America Corp.	2.572%	10/20/32	61,630	50,044
	Bank of America Corp.	2.972%	2/4/33	95,945	80,134
	Bank of America Corp.	4.571%	4/27/33	72,690	68,308
	Bank of America Corp.	5.015%	7/22/33	44,250	43,193
	Bank of America Corp.	5.288%	4/25/34	90,520	89,789
	Bank of America Corp.	2.482%	9/21/36	32,908	25,205
	Bank of America Corp.	3.846%	3/8/37	35,000	30,175
	Bank of Montreal	3.803%	12/15/32	2,000	1,774
	Bank of Montreal	3.088%	1/10/37	15,000	11,755
	Bank of New York Mellon Corp.	3.000%	10/30/28	7,000	6,330
	Bank of New York Mellon Corp.	4.596%	7/26/30	16,635	16,157
	Bank of New York Mellon Corp.	4.289%	6/13/33	5,000	4,665
	Bank of New York Mellon Corp.	5.834%	10/25/33	47,605	49,268
	Bank of New York Mellon Corp.	4.706%	2/1/34	36,050	34,346
	Bank of New York Mellon Corp.	4.967%	4/26/34	77,447	75,274
	Bank of Nova Scotia	4.850%	2/1/30	33,900	32,889
	Bank of Nova Scotia	2.150%	8/1/31	10,000	7,991
	Bank of Nova Scotia	2.450%	2/2/32	12,500	10,213
	Bank of Nova Scotia	4.588%	5/4/37	15,000	12,973
[7]	Banque Federative du Credit Mutuel SA	4.125%	3/13/29	5,100	5,643
[7]	Banque Federative du Credit Mutuel SA	2.625%	11/6/29	5,300	5,306
[7]	Banque Federative du Credit Mutuel SA	5.125%	1/13/33	300	327
[7]	Banque Federative du Credit Mutuel SA	4.000%	1/26/33	3,700	3,990
	Barclays plc	4.836%	5/9/28	22,638	21,061
[7]	Barclays plc	0.577%	8/9/29	3,700	3,330
	Barclays plc	5.088%	6/20/30	22,000	20,351
	Barclays plc	2.645%	6/24/31	23,035	18,641
	Barclays plc	2.667%	3/10/32	20,000	15,910
	Barclays plc	2.894%	11/24/32	20,000	15,926
	Barclays plc	5.746%	8/9/33	16,100	15,737
	Barclays plc	7.437%	11/2/33	45,500	49,549
	Barclays plc	6.224%	5/9/34	40,000	40,362
	Barclays plc	7.119%	6/27/34	28,550	28,887
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	3.564%	9/23/35	13,075	10,515
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	11,795	10,377
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	5,801	3,763
[7]	Berkshire Hathaway Inc.	1.625%	3/16/35	2,000	1,760
	BlackRock Inc.	2.400%	4/30/30	13,141	11,343
	BlackRock Inc.	1.900%	1/28/31	20,000	16,395
	BlackRock Inc.	4.750%	5/25/33	30,575	29,975
[4]	Blackstone Holdings Finance Co. LLC	2.000%	1/30/32	3,800	2,850
	Blue Owl Capital Corp.	2.875%	6/11/28	300	248
[7]	BNP Paribas SA	3.875%	2/23/29	2,900	3,166
[7]	BNP Paribas SA	3.875%	1/10/31	12,600	13,755
[6,10]	BPCE SA, 3M Australian Bank Bill Rate + 0.780%	5.077%	4/20/26	15,510	10,258
	Brighthouse Financial Inc.	5.625%	5/15/30	1,550	1,502
	Brown & Brown Inc.	4.500%	3/15/29	2,182	2,067
	Brown & Brown Inc.	2.375%	3/15/31	7,294	5,899
	Brown & Brown Inc.	4.200%	3/17/32	5,000	4,520
	Capital One Financial Corp.	3.273%	3/1/30	41,980	36,179
	Capital One Financial Corp.	2.359%	7/29/32	23,000	16,657
	Capital One Financial Corp.	2.618%	11/2/32	24,315	18,854
	Capital One Financial Corp.	5.268%	5/10/33	13,000	12,345
	Capital One Financial Corp.	5.817%	2/1/34	49,000	47,607
	Capital One Financial Corp.	6.377%	6/8/34	111,560	112,592
	Cboe Global Markets Inc.	1.625%	12/15/30	12,719	10,077
	Cboe Global Markets Inc.	3.000%	3/16/32	10,500	8,948
	Charles Schwab Corp.	4.000%	2/1/29	10,000	9,502
	Charles Schwab Corp.	3.250%	5/22/29	4,000	3,583
	Charles Schwab Corp.	2.750%	10/1/29	9,625	8,300
	Charles Schwab Corp.	1.650%	3/11/31	10,000	7,739
	Charles Schwab Corp.	2.300%	5/13/31	5,000	4,041
	Charles Schwab Corp.	2.900%	3/3/32	20,500	17,158
	Charles Schwab Corp.	5.853%	5/19/34	29,330	30,187
	Chubb INA Holdings Inc.	1.375%	9/15/30	28,681	22,728
	Citigroup Inc.	4.125%	7/25/28	35,250	33,184
	Citigroup Inc.	3.980%	3/20/30	64,793	60,086
	Citigroup Inc.	2.976%	11/5/30	40,076	34,768
	Citigroup Inc.	2.666%	1/29/31	42,659	36,110
	Citigroup Inc.	4.412%	3/31/31	81,386	76,534
	Citigroup Inc.	2.572%	6/3/31	56,648	47,260
	Citigroup Inc.	2.561%	5/1/32	71,728	58,497
	Citigroup Inc.	6.625%	6/15/32	12,383	13,079
	Citigroup Inc.	2.520%	11/3/32	38,000	30,596
	Citigroup Inc.	3.057%	1/25/33	57,009	47,585
	Citigroup Inc.	3.785%	3/17/33	31,244	27,621
	Citigroup Inc.	4.910%	5/24/33	31,145	30,163
	Citigroup Inc.	6.270%	11/17/33	53,150	56,341
	Citigroup Inc.	6.174%	5/25/34	43,570	44,203
	Citizens Financial Group Inc.	2.500%	2/6/30	5,948	4,777
	Citizens Financial Group Inc.	3.250%	4/30/30	11,061	9,359
	CME Group Inc.	2.650%	3/15/32	15,385	13,112
	CNA Financial Corp.	2.050%	8/15/30	12,000	9,611
	CNO Financial Group Inc.	5.250%	5/30/29	16,377	15,720
[6,10]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	5.237%	8/20/31	40,100	26,590
[6,10]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.900%	6.189%	4/14/32	5,000	3,369
[6,10]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.700%	6.576%	11/9/32	5,000	3,459
[7]	Cooperatieve Rabobank UA	4.000%	1/10/30	8,300	9,050

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Corebridge Financial Inc.	3.850%	4/5/29	45,120	41,534
	Corebridge Financial Inc.	3.900%	4/5/32	57,210	50,453
[7]	Credit Agricole SA	4.000%	1/18/33	12,500	13,755
[7]	Danske Bank A/S	4.125%	1/10/31	2,900	3,189
	Deutsche Bank AG	5.882%	7/8/31	14,560	13,188
	Deutsche Bank AG	3.547%	9/18/31	41,310	34,613
	Deutsche Bank AG	3.729%	1/14/32	8,000	6,242
	Deutsche Bank AG	3.035%	5/28/32	10,000	7,992
	Deutsche Bank AG	3.742%	1/7/33	34,200	26,022
	Deutsche Bank AG	7.079%	2/10/34	23,000	22,076
	Discover Bank	4.650%	9/13/28	31,600	29,261
	Discover Bank	2.700%	2/6/30	23,788	19,283
	Enstar Group Ltd.	4.950%	6/1/29	20,380	19,080
	Enstar Group Ltd.	3.100%	9/1/31	11,500	8,952
	Equitable Holdings Inc.	5.594%	1/11/33	30,805	30,508
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	565	549
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	4,830	4,488
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	7,650	6,478
	Fidelity National Financial Inc.	3.400%	6/15/30	20,371	17,899
	Fifth Third Bancorp	3.950%	3/14/28	13,834	12,937
	Fifth Third Bancorp	4.055%	4/25/28	12,250	11,417
	Fifth Third Bancorp	6.339%	7/27/29	34,410	35,045
	Fifth Third Bancorp	4.772%	7/28/30	15,327	14,419
	Fifth Third Bancorp	4.337%	4/25/33	26,313	23,680
[4]	Five Corners Funding Trust II	2.850%	5/15/30	15,000	12,833
[4]	Five Corners Funding Trust III	5.791%	2/15/33	30,000	30,601
[4]	Five Corners Funding Trust IV	5.997%	2/15/53	5,000	5,105
	Franklin Resources Inc.	1.600%	10/30/30	15,000	11,833
	GATX Corp.	4.000%	6/30/30	4,093	3,741
	GATX Corp.	1.900%	6/1/31	25,000	19,105
	GATX Corp.	3.500%	6/1/32	15,985	13,577
[4]	Global Atlantic Fin Co.	3.125%	6/15/31	20,000	14,950
[4]	Global Atlantic Fin Co.	7.950%	6/15/33	9,820	9,838
	Goldman Sachs Group Inc.	2.600%	2/7/30	32,416	27,529
	Goldman Sachs Group Inc.	3.800%	3/15/30	9,636	8,844
	Goldman Sachs Group Inc.	1.992%	1/27/32	58,460	45,987
	Goldman Sachs Group Inc.	2.615%	4/22/32	91,278	74,835
	Goldman Sachs Group Inc.	2.383%	7/21/32	96,346	76,985
	Goldman Sachs Group Inc.	2.650%	10/21/32	69,000	56,019
	Goldman Sachs Group Inc.	3.102%	2/24/33	49,600	41,787
[8]	Goldman Sachs Group Inc.	6.875%	1/18/38	1,000	1,306
	Hanover Insurance Group Inc.	2.500%	9/1/30	5,000	3,952
	Hartford Financial Services Group Inc.	2.800%	8/19/29	3,926	3,452
	HSBC Holdings plc	4.583%	6/19/29	41,640	39,332
	HSBC Holdings plc	2.206%	8/17/29	15,000	12,627
[7]	HSBC Holdings plc	0.641%	9/24/29	13,500	12,355
	HSBC Holdings plc	4.950%	3/31/30	12,320	12,049
	HSBC Holdings plc	3.973%	5/22/30	62,323	56,323
	HSBC Holdings plc	2.848%	6/4/31	47,495	39,659
	HSBC Holdings plc	2.357%	8/18/31	33,560	26,956
	HSBC Holdings plc	2.804%	5/24/32	56,067	45,514
	HSBC Holdings plc	2.871%	11/22/32	16,000	12,919
	HSBC Holdings plc	4.762%	3/29/33	8,000	7,257
	HSBC Holdings plc	5.402%	8/11/33	40,700	39,687
	HSBC Holdings plc	8.113%	11/3/33	40,000	44,296
	HSBC Holdings plc	6.254%	3/9/34	36,000	37,104
	HSBC Holdings plc	6.547%	6/20/34	24,380	24,353
	HSBC Holdings plc	6.332%	3/9/44	5,100	5,332
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Huntington Bancshares Inc.	2.550%	2/4/30	10,000	8,216
	Huntington Bancshares Inc.	5.023%	5/17/33	58,931	55,501
	Huntington National Bank	5.650%	1/10/30	18,750	18,414
	ING Groep NV	4.550%	10/2/28	9,000	8,677
	ING Groep NV	4.050%	4/9/29	8,264	7,734
	ING Groep NV	4.252%	3/28/33	5,000	4,562
	Intercontinental Exchange Inc.	4.350%	6/15/29	20,300	19,768
	Intercontinental Exchange Inc.	2.100%	6/15/30	24,270	20,284
	Intercontinental Exchange Inc.	1.850%	9/15/32	4,800	3,697
	Intercontinental Exchange Inc.	4.600%	3/15/33	17,500	16,935
	Intercontinental Exchange Inc.	4.950%	6/15/52	6,064	5,813
	Intercontinental Exchange Inc.	3.000%	9/15/60	5,000	3,203
[7]	JAB Holdings BV	4.750%	6/29/32	1,700	1,897
[7]	JAB Holdings BV	2.250%	12/19/39	2,000	1,550
	Jefferies Financial Group Inc.	4.150%	1/23/30	15,440	14,082
	Jefferies Financial Group Inc.	2.625%	10/15/31	7,243	5,666
	Jefferies Financial Group Inc.	2.750%	10/15/32	25,100	19,311
	JPMorgan Chase & Co.	4.452%	12/5/29	22,800	21,956
	JPMorgan Chase & Co.	3.702%	5/6/30	50,239	46,185
	JPMorgan Chase & Co.	4.565%	6/14/30	40,000	38,499
	JPMorgan Chase & Co.	2.739%	10/15/30	81,229	70,480
	JPMorgan Chase & Co.	4.493%	3/24/31	15,100	14,453
	JPMorgan Chase & Co.	2.522%	4/22/31	32,000	27,084
	JPMorgan Chase & Co.	2.956%	5/13/31	45,985	39,512
	JPMorgan Chase & Co.	1.764%	11/19/31	55,000	43,434
	JPMorgan Chase & Co.	1.953%	2/4/32	73,570	58,544
	JPMorgan Chase & Co.	2.580%	4/22/32	65,950	54,718
	JPMorgan Chase & Co.	2.545%	11/8/32	65,000	53,429
	JPMorgan Chase & Co.	2.963%	1/25/33	81,430	68,684
	JPMorgan Chase & Co.	4.586%	4/26/33	44,100	42,048
	JPMorgan Chase & Co.	4.912%	7/25/33	77,670	75,903
	JPMorgan Chase & Co.	5.717%	9/14/33	40,000	40,575
	JPMorgan Chase & Co.	5.350%	6/1/34	20,000	20,144
	Kemper Corp.	2.400%	9/30/30	4,837	3,754
	Kemper Corp.	3.800%	2/23/32	10,000	8,218
	KeyBank NA	4.900%	8/8/32	10,000	8,478
	KeyBank NA	5.000%	1/26/33	11,445	10,317
	KeyCorp	4.789%	6/1/33	26,000	23,127
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	2,664	2,245
	Lazard Group LLC	4.500%	9/19/28	23,004	21,812
	Lazard Group LLC	4.375%	3/11/29	555	522
	Lloyds Banking Group plc	4.550%	8/16/28	13,800	13,069
	Lloyds Banking Group plc	4.976%	8/11/33	24,100	22,611
	Lloyds Banking Group plc	7.953%	11/15/33	8,785	9,587
	M&T Bank Corp.	4.553%	8/16/28	9,658	9,149
	M&T Bank Corp.	5.053%	1/27/34	51,240	48,223
[4]	Macquarie Bank Ltd.	3.052%	3/3/36	15,000	11,515
[6,10]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.700%	6.879%	6/7/32	3,070	2,103
	Markel Group Inc.	3.350%	9/17/29	19,039	17,151
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	21,129	20,643
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	23,675	19,729

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	23,000	24,198
	MetLife Inc.	4.550%	3/23/30	9,856	9,654
	MetLife Inc.	5.375%	7/15/33	22,690	22,904
	MetLife Inc.	5.250%	1/15/54	10,000	9,739
[7]	Metropolitan Life Global Funding I	3.750%	12/5/30	12,200	13,237
[4]	Midcap Financial Issuer Trust	5.625%	1/15/30	2,360	1,889
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	41,735	37,058
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	37,878	32,060
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/31	18,540	18,441
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	54,920	43,787
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	11,562	9,296
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	16,200	15,868
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/33	5,000	5,000
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	44,310	44,192
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	27,300	27,146
	Mizuho Financial Group Inc.	5.778%	7/6/29	17,740	17,818
	Mizuho Financial Group Inc.	4.254%	9/11/29	2,000	1,873
	Mizuho Financial Group Inc.	3.153%	7/16/30	21,400	18,599
	Mizuho Financial Group Inc.	2.869%	9/13/30	10,620	9,039
	Mizuho Financial Group Inc.	2.591%	5/25/31	19,607	16,205
	Mizuho Financial Group Inc.	5.739%	5/27/31	25,000	25,004
	Mizuho Financial Group Inc.	2.201%	7/10/31	20,000	15,983
	Mizuho Financial Group Inc.	2.260%	7/9/32	12,000	9,410
	Mizuho Financial Group Inc.	5.748%	7/6/34	21,570	21,669
[7]	Morgan Stanley	0.495%	10/26/29	2,500	2,268
	Morgan Stanley	4.431%	1/23/30	65,640	62,650
	Morgan Stanley	2.699%	1/22/31	51,418	43,767
	Morgan Stanley	3.622%	4/1/31	61,573	55,341
	Morgan Stanley	1.794%	2/13/32	47,634	37,029
	Morgan Stanley	7.250%	4/1/32	4,880	5,596
	Morgan Stanley	1.928%	4/28/32	56,429	44,086
	Morgan Stanley	2.239%	7/21/32	62,078	49,380
	Morgan Stanley	2.511%	10/20/32	40,000	32,259
	Morgan Stanley	2.943%	1/21/33	25,000	20,794
	Morgan Stanley	4.889%	7/20/33	54,354	52,219
	Morgan Stanley	6.342%	10/18/33	58,993	62,753
[7]	Morgan Stanley	5.148%	1/25/34	5,500	6,347
	Morgan Stanley	5.250%	4/21/34	45,805	45,190
	Morgan Stanley	5.424%	7/21/34	69,420	69,391
	Morgan Stanley	2.484%	9/16/36	30,000	22,877
	Morgan Stanley	5.297%	4/20/37	30,652	29,035
	Morgan Stanley	5.948%	1/19/38	42,820	42,437
	Nasdaq Inc.	1.650%	1/15/31	21,156	16,591
	Nasdaq Inc.	5.550%	2/15/34	81,350	82,045
	Nasdaq Inc.	5.950%	8/15/53	4,750	4,847
	Natwest Group plc	5.076%	1/27/30	24,601	23,552
	Natwest Group plc	4.445%	5/8/30	7,550	7,005
	Natwest Group plc	6.016%	3/2/34	15,000	15,126
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Natwest Group plc	3.032%	11/28/35	15,000	11,674
	Navient Corp.	9.375%	7/25/30	588	592
[8]	NIBC Bank NV	3.125%	11/15/23	9,300	11,804
	Nomura Holdings Inc.	2.172%	7/14/28	24,800	20,901
	Nomura Holdings Inc.	3.103%	1/16/30	4,947	4,210
	Nomura Holdings Inc.	2.679%	7/16/30	24,829	20,286
	Nomura Holdings Inc.	2.608%	7/14/31	11,000	8,716
	Nomura Holdings Inc.	2.999%	1/22/32	10,000	8,056
	Nomura Holdings Inc.	6.181%	1/18/33	9,626	9,860
	Nomura Holdings Inc.	6.087%	7/12/33	11,300	11,481
[7]	Nordea Bank Abp	2.500%	5/23/29	9,300	9,425
	Northern Trust Corp.	1.950%	5/1/30	5,574	4,625
	Northern Trust Corp.	3.375%	5/8/32	5,036	4,530
	Northern Trust Corp.	6.125%	11/2/32	40,000	41,687
	OneMain Finance Corp.	3.500%	1/15/27	1,855	1,608
	ORIX Corp.	2.250%	3/9/31	5,217	4,265
[4]	Penske Truck Leasing Co. Lp / PTL Finance Corp.	6.200%	6/15/30	14,686	14,836
[8]	Phoenix Group Holdings plc	5.625%	4/28/31	5,200	5,952
[4]	Pine Street Trust I	4.572%	2/15/29	250	230
	PNC Bank NA	2.700%	10/22/29	29,415	24,846
	PNC Financial Services Group Inc.	3.450%	4/23/29	32,603	29,735
	PNC Financial Services Group Inc.	2.550%	1/22/30	50,171	42,447
	PNC Financial Services Group Inc.	4.626%	6/6/33	10,000	9,174
	PNC Financial Services Group Inc.	6.037%	10/28/33	59,000	60,606
	PNC Financial Services Group Inc.	5.068%	1/24/34	32,580	31,452
	Principal Financial Group Inc.	3.700%	5/15/29	18,767	17,321
	Principal Financial Group Inc.	5.500%	3/15/53	8,403	7,945
	Progressive Corp.	3.200%	3/26/30	14,172	12,711
	Progressive Corp.	4.950%	6/15/33	34,500	34,157
[4]	Protective Life Corp.	4.300%	9/30/28	12,700	11,855
	Prudential Financial Inc.	2.100%	3/10/30	2,750	2,319
	Prudential Financial Inc.	3.700%	10/1/50	4,495	3,806
	Prudential Financial Inc.	3.700%	3/13/51	7,500	5,754
	Prudential Financial Inc.	5.125%	3/1/52	10,000	9,129
	Prudential Financial Inc.	6.000%	9/1/52	9,328	9,002
	Prudential Financial Inc.	6.750%	3/1/53	20,000	20,210
	Prudential Funding Asia plc	3.125%	4/14/30	1,500	1,329
	Regions Financial Corp.	1.800%	8/12/28	15,000	12,521
	Reinsurance Group of America Inc.	3.900%	5/15/29	6,800	6,221
	Reinsurance Group of America Inc.	3.150%	6/15/30	2,925	2,512
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	15,290	15,080
[8]	Rothesay Life plc	8.000%	10/30/25	3,748	4,845
[8]	Rothesay Life plc	7.734%	5/16/33	800	1,011
	Royal Bank of Canada	2.300%	11/3/31	26,000	21,115
	Royal Bank of Canada	3.875%	5/4/32	7,700	7,051
	Royal Bank of Canada	5.000%	2/1/33	33,270	32,642
	Royal Bank of Canada	5.000%	5/2/33	25,000	24,446
[7]	Societe Generale SA	5.625%	6/2/33	200	221
	State Street Corp.	2.623%	2/7/33	25,000	20,816
	State Street Corp.	4.421%	5/13/33	15,000	14,158
	State Street Corp.	4.821%	1/26/34	26,240	25,191
	State Street Corp.	5.159%	5/18/34	30,000	29,448
	State Street Corp.	3.031%	11/1/34	3,000	2,594
	Stifel Financial Corp.	4.000%	5/15/30	4,000	3,464
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	42,100	35,402

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	750	712
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	54,077	47,359
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	3,000	2,565
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	25,249	25,557
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	32,727	28,004
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	29,868	24,235
	Sumitomo Mitsui Financial Group Inc.	5.852%	7/13/30	25,000	25,518
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	14,237	11,357
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	9,400	7,278
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	7,500	5,948
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	25,450	26,063
	Synchrony Financial	2.875%	10/28/31	12,000	8,927
	Synovus Bank	5.625%	2/15/28	8,230	7,625
	Toronto-Dominion Bank	2.000%	9/10/31	6,545	5,206
	Toronto-Dominion Bank	2.450%	1/12/32	14,045	11,475
	Toronto-Dominion Bank	3.200%	3/10/32	45,055	38,852
	Toronto-Dominion Bank	4.456%	6/8/32	21,700	20,431
	Travelers Cos. Inc.	5.350%	11/1/40	5,000	5,075
	Truist Bank	2.250%	3/11/30	34,140	27,253
	Truist Financial Corp.	3.875%	3/19/29	10,000	9,005
	Truist Financial Corp.	1.887%	6/7/29	15,000	12,572
	Truist Financial Corp.	1.950%	6/5/30	15,000	11,961
	Truist Financial Corp.	4.916%	7/28/33	11,373	10,401
	Truist Financial Corp.	6.123%	10/28/33	30,125	30,940
	Truist Financial Corp.	5.122%	1/26/34	25,020	23,923
	Truist Financial Corp.	5.867%	6/8/34	30,340	30,598
	US Bancorp	3.000%	7/30/29	21,800	18,776
	US Bancorp	1.375%	7/22/30	32,000	24,625
	US Bancorp	4.967%	7/22/33	40,025	36,927
	US Bancorp	5.850%	10/21/33	51,770	52,404
	US Bancorp	4.839%	2/1/34	36,925	34,709
	US Bancorp	5.836%	6/12/34	40,000	40,570
	US Bancorp	2.491%	11/3/36	7,250	5,446
[8]	Utmost Group plc	4.000%	12/15/31	1,195	1,117
[11,12]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.500%	1/15/13	6,147	1
[11,12]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.650%	8/15/14	7,500	1
[11,12]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.125%	1/15/15	9,000	1
[10]	Wells Fargo & Co.	4.000%	4/27/27	13,972	8,861
	Wells Fargo & Co.	4.150%	1/24/29	35,949	34,091
[7]	Wells Fargo & Co.	1.741%	5/4/30	6,400	6,116
	Wells Fargo & Co.	2.879%	10/30/30	71,832	62,154
	Wells Fargo & Co.	2.572%	2/11/31	52,900	44,690
	Wells Fargo & Co.	4.478%	4/4/31	2,000	1,896
	Wells Fargo & Co.	3.350%	3/2/33	67,030	57,530
	Wells Fargo & Co.	4.897%	7/25/33	104,655	100,248
	Wells Fargo & Co.	5.389%	4/24/34	92,000	91,301
	Wells Fargo & Co.	5.557%	7/25/34	72,415	72,746
[8]	Wells Fargo & Co.	4.875%	11/29/35	1,600	1,793
[8]	Wells Fargo Bank NA	5.250%	8/1/23	11,950	15,336
	Westpac Banking Corp.	1.953%	11/20/28	25,400	21,826
	Westpac Banking Corp.	2.650%	1/16/30	5,000	4,416
	Westpac Banking Corp.	5.405%	8/10/33	15,000	14,244
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westpac Banking Corp.	4.110%	7/24/34	11,175	9,789
	Westpac Banking Corp.	2.668%	11/15/35	20,000	15,385
[6,10]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.550%	5.807%	1/29/31	12,200	8,176
	Willis North America Inc.	4.500%	9/15/28	14,000	13,406
	Willis North America Inc.	2.950%	9/15/29	52,892	45,981
	Willis North America Inc.	5.350%	5/15/33	15,000	14,598
[8]	Zurich Finance Ireland DAC	5.125%	11/23/52	2,200	2,515
					9,078,971
Health Care (9.4%)
	Abbott Laboratories	1.400%	6/30/30	5,000	4,099
	AbbVie Inc.	4.250%	11/14/28	42,136	40,882
	AbbVie Inc.	3.200%	11/21/29	81,974	74,232
	Agilent Technologies Inc.	2.750%	9/15/29	10,000	8,741
	Agilent Technologies Inc.	2.300%	3/12/31	25,000	20,543
	AmerisourceBergen Corp.	2.800%	5/15/30	6,000	5,206
	AmerisourceBergen Corp.	2.700%	3/15/31	71,871	61,130
	Amgen Inc.	3.000%	2/22/29	19,824	17,958
	Amgen Inc.	4.050%	8/18/29	65,000	61,755
	Amgen Inc.	2.450%	2/21/30	29,420	25,095
	Amgen Inc.	5.250%	3/2/30	53,550	53,829
	Amgen Inc.	2.300%	2/25/31	46,020	38,163
	Amgen Inc.	3.350%	2/22/32	19,065	16,741
	Amgen Inc.	5.250%	3/2/33	77,000	76,826
	Anthem Inc.	2.875%	9/15/29	39,704	35,308
	Anthem Inc.	2.250%	5/15/30	6,441	5,393
	Ascension Health	2.532%	11/15/29	2,500	2,164
	Astrazeneca Finance LLC	1.750%	5/28/28	34,477	29,990
[7]	AstraZeneca plc	0.375%	6/3/29	5,300	4,900
	AstraZeneca plc	1.375%	8/6/30	93,854	75,185
	Baxter International Inc.	2.272%	12/1/28	44,445	38,289
	Baxter International Inc.	3.950%	4/1/30	22,000	20,296
	Baxter International Inc.	1.730%	4/1/31	15,000	11,647
	Baxter International Inc.	2.539%	2/1/32	88,700	71,787
	Becton Dickinson & Co	2.823%	5/20/30	21,220	18,525
	Becton Dickinson & Co	4.298%	8/22/32	27,000	25,630
	Becton Dickinson & Co.	1.957%	2/11/31	22,587	18,253
[7]	Becton Dickinson Euro Finance Sarl	3.553%	9/13/29	4,000	4,327
	Bon Secours Mercy Health Inc.	4.302%	7/1/28	12,500	11,902
	Boston Scientific Corp.	2.650%	6/1/30	77,567	67,213
	Bristol-Myers Squibb Co.	1.450%	11/13/30	51,570	41,151
	Bristol-Myers Squibb Co.	2.950%	3/15/32	62,300	54,499
[4]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	1,598	1,334
[4]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	1,123	938
	Cedars-Sinai Health System	2.288%	8/15/31	2,000	1,632
	Centene Corp.	2.450%	7/15/28	9,825	8,463
	Centene Corp.	4.625%	12/15/29	40,000	37,176
	Centene Corp.	3.375%	2/15/30	41,231	35,534
	Centene Corp.	3.000%	10/15/30	31,830	26,633
	Centene Corp.	2.500%	3/1/31	40,000	32,015
	Centene Corp.	2.625%	8/1/31	20,959	16,754
	CHRISTUS Health	4.341%	7/1/28	14,800	14,265
	Cigna Group	4.375%	10/15/28	64,260	62,168
	Cigna Group	2.400%	3/15/30	35,139	29,784
	Cigna Group	2.375%	3/15/31	37,985	31,564
	CommonSpirit Health	2.782%	10/1/30	509	429
[4]	CSL UK Holdings Ltd.	4.250%	4/27/32	26,665	25,183
	CVS Health Corp.	5.000%	1/30/29	25,600	25,474
	CVS Health Corp.	3.250%	8/15/29	53,383	48,017
	CVS Health Corp.	5.125%	2/21/30	51,095	50,834
	CVS Health Corp.	3.750%	4/1/30	17,849	16,310

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	1.750%	8/21/30	44,635	35,631
	CVS Health Corp.	5.250%	1/30/31	20,000	19,983
	CVS Health Corp.	1.875%	2/28/31	37,668	29,919
	CVS Health Corp.	5.250%	2/21/33	15,000	14,912
	CVS Health Corp.	5.300%	6/1/33	36,900	36,828
[4]	DaVita Inc.	3.750%	2/15/31	1,430	1,143
	Elevance Health Inc.	2.550%	3/15/31	8,000	6,723
	Elevance Health Inc.	4.100%	5/15/32	10,000	9,305
	Elevance Health Inc.	5.500%	10/15/32	32,000	32,827
	Eli Lilly & Co.	3.375%	3/15/29	8,300	7,821
	Eli Lilly & Co.	4.700%	2/27/33	7,145	7,200
	Eli Lilly & Co.	3.950%	3/15/49	2,500	2,205
[4]	Fortrea Holdings Inc.	7.500%	7/1/30	625	639
	GE HealthCare Technologies Inc.	5.857%	3/15/30	22,180	22,751
	GE HealthCare Technologies Inc.	5.905%	11/22/32	31,925	33,177
[4]	HCA Inc.	3.375%	3/15/29	15,000	13,341
	HCA Inc.	3.500%	9/1/30	61,425	54,003
	HCA Inc.	2.375%	7/15/31	40,000	31,956
[4]	HCA Inc.	3.625%	3/15/32	33,135	28,753
	HCA Inc.	5.500%	6/1/33	7,360	7,326
[4]	Highmark Inc.	2.550%	5/10/31	20,000	15,647
	Humana Inc.	4.875%	4/1/30	1,758	1,713
	Humana Inc.	2.150%	2/3/32	5,000	3,932
	Humana Inc.	5.875%	3/1/33	20,000	20,828
[4]	IQVIA Inc.	6.500%	5/15/30	1,245	1,257
[4]	Medline Borrower LP	3.875%	4/1/29	649	569
[4]	Medline Borrower LP	5.250%	10/1/29	910	808
[7]	Medtronic Global Holdings SCA	2.250%	3/7/39	400	348
	Merck & Co. Inc.	4.300%	5/17/30	12,500	12,205
	Merck & Co. Inc.	1.450%	6/24/30	17,000	13,801
	Merck & Co. Inc.	2.150%	12/10/31	60,631	50,005
	Merck & Co. Inc.	4.500%	5/17/33	8,335	8,198
	Merck & Co. Inc.	4.000%	3/7/49	2,500	2,169
	Merck & Co. Inc.	2.750%	12/10/51	5,000	3,369
	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/51	2,500	1,584
	Novartis Capital Corp.	2.200%	8/14/30	4,570	3,927
	Novartis Capital Corp.	4.000%	11/20/45	2,500	2,218
[4]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	2,142	1,920
[4]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	5.125%	4/30/31	812	688
[4]	Owens & Minor Inc.	6.625%	4/1/30	245	225
	Pfizer Inc.	1.700%	5/28/30	28,770	23,823
	Pfizer Inc.	1.750%	8/18/31	13,540	10,955
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/30	83,475	82,545
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/33	87,235	86,660
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	5,000	4,237
	Quest Diagnostics Inc.	2.950%	6/30/30	16,761	14,666
	Quest Diagnostics Inc.	2.800%	6/30/31	6,655	5,711
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	15,000	11,980
	Revvity Inc.	1.900%	9/15/28	42,366	36,148
	Revvity Inc.	3.300%	9/15/29	5,000	4,486
	Revvity Inc.	2.250%	9/15/31	11,000	8,790
[4]	Roche Holdings Inc.	1.930%	12/13/28	32,500	28,315
[4]	Roche Holdings Inc.	2.076%	12/13/31	36,730	30,168
[4]	Roche Holdings Inc.	2.607%	12/13/51	5,000	3,330
	Royalty Pharma plc	2.200%	9/2/30	24,500	19,710
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Royalty Pharma plc	2.150%	9/2/31	4,000	3,124
	Stanford Health Care	3.310%	8/15/30	17,000	15,275
	STERIS Irish FinCo Unlimited Co.	2.700%	3/15/31	22,000	18,381
	Stryker Corp.	1.950%	6/15/30	13,250	11,058
	Sutter Health	5.164%	8/15/33	3,715	3,699
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	35,329	35,242
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	87,037	72,242
	Tenet Healthcare Corp.	4.875%	1/1/26	3,474	3,363
	Tenet Healthcare Corp.	6.250%	2/1/27	1,641	1,610
	Tenet Healthcare Corp.	4.250%	6/1/29	1,804	1,617
[4]	Tenet Healthcare Corp.	6.750%	5/15/31	1,467	1,463
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	573	525
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	810	843
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	1,020	1,081
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	350	230
[7]	Thermo Fisher Scientific Finance I BV	1.625%	10/18/41	400	302
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	9,050	7,810
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	25,879	22,948
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	48,981	39,814
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	23,525	23,811
	UnitedHealth Group Inc.	3.875%	12/15/28	20,288	19,487
	UnitedHealth Group Inc.	4.250%	1/15/29	29,445	28,704
	UnitedHealth Group Inc.	2.875%	8/15/29	5,666	5,136
	UnitedHealth Group Inc.	5.300%	2/15/30	70,780	72,612
	UnitedHealth Group Inc.	2.000%	5/15/30	10,000	8,398
	UnitedHealth Group Inc.	4.200%	5/15/32	16,697	15,896
	UnitedHealth Group Inc.	5.350%	2/15/33	33,535	34,706
	UnitedHealth Group Inc.	4.500%	4/15/33	14,815	14,429
	Viatris Inc.	2.700%	6/22/30	3,969	3,240
	Zoetis Inc.	2.000%	5/15/30	19,148	15,900
	Zoetis Inc.	5.600%	11/16/32	23,590	24,589
					2,927,079
Industrials (5.2%)
	3M Co.	3.375%	3/1/29	10,087	9,299
	3M Co.	2.375%	8/26/29	8,000	6,942
	3M Co.	3.050%	4/15/30	15,359	13,790
[4]	Air Canada	3.875%	8/15/26	2,580	2,397
[7]	Airbus SE	2.375%	6/9/40	1,400	1,210
[4]	Allison Transmission Inc.	4.750%	10/1/27	3,940	3,734
[4]	American Airlines Inc.	11.750%	7/15/25	685	755
[4]	American Airlines Inc.	7.250%	2/15/28	672	667
[4]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	2,691	2,651
[4,5]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	5,073	4,917
[4]	Aramark Services Inc.	6.375%	5/1/25	1,472	1,474
[10]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	40,230	23,362
[10]	Aurizon Network Pty Ltd.	4.000%	6/21/24	4,840	3,214
[4]	BAE Systems plc	1.900%	2/15/31	6,670	5,343
	Boeing Co.	3.200%	3/1/29	36,191	32,799
	Boeing Co.	5.150%	5/1/30	96,841	96,049

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boeing Co.	3.625%	2/1/31	31,800	28,801
	Boeing Co.	6.125%	2/15/33	9,182	9,612
[7]	Bouygues SA	4.625%	6/7/32	400	460
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	5,000	3,508
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	5,000	4,548
	Canadian National Railway Co.	3.850%	8/5/32	26,585	24,712
	Canadian National Railway Co.	4.400%	8/5/52	5,000	4,553
	Canadian Pacific Railway Co.	2.050%	3/5/30	3,000	2,512
	Canadian Pacific Railway Co.	2.450%	12/2/31	9,990	8,737
[4]	Cargo Aircraft Management Inc.	4.750%	2/1/28	1,564	1,393
	Carrier Global Corp.	2.722%	2/15/30	21,000	18,134
	Caterpillar Inc.	2.600%	4/9/30	17,345	15,368
[4]	Chart Industries Inc.	7.500%	1/1/30	385	395
[4]	Chart Industries Inc.	9.500%	1/1/31	276	298
	CSX Corp.	2.400%	2/15/30	8,663	7,470
	CSX Corp.	4.100%	11/15/32	30,000	28,396
[4]	Daimler Trucks Finance North America LLC	2.375%	12/14/28	5,000	4,361
	Deere & Co.	3.100%	4/15/30	2,000	1,827
[5]	Delta Air Lines Class AA Series 2020-1 Pass Through Trust	2.000%	6/10/28	8,206	7,229
	Delta Air Lines Inc.	2.900%	10/28/24	1,255	1,206
	Delta Air Lines Inc.	3.750%	10/28/29	2,023	1,831
	Dover Corp.	2.950%	11/4/29	3,000	2,635
	Eaton Corp.	4.150%	3/15/33	50,000	47,334
[4]	Embraer Netherlands Finance BV	7.000%	7/28/30	6,400	6,467
	Embraer Overseas Ltd.	5.696%	9/16/23	582	582
[4]	Emerald Debt Merger Sub LLC	6.625%	12/15/30	1,175	1,169
	Emerson Electric Co.	2.000%	12/21/28	51,791	45,073
	Emerson Electric Co.	2.200%	12/21/31	17,775	14,670
	Emerson Electric Co.	2.800%	12/21/51	3,000	2,003
	FedEx Corp.	3.100%	8/5/29	12,359	11,134
	FedEx Corp.	2.400%	5/15/31	32,544	27,152
[4]	Gates Global LLC / Gates Corp.	6.250%	1/15/26	639	635
	GE Capital Funding LLC	4.550%	5/15/32	12,131	11,708
	General Dynamics Corp.	3.625%	4/1/30	28,207	26,416
	General Dynamics Corp.	2.250%	6/1/31	10,000	8,406
[7]	General Electric Co.	4.125%	9/19/35	200	219
[7]	Heathrow Funding Ltd.	1.125%	10/8/30	8,100	7,211
[7]	Heathrow Funding Ltd.	1.875%	3/14/34	1,500	1,301
[8]	Heathrow Funding Ltd.	5.875%	5/13/43	400	501
	Honeywell International Inc.	4.250%	1/15/29	14,875	14,546
	Honeywell International Inc.	2.700%	8/15/29	14,138	12,639
	Honeywell International Inc.	1.950%	6/1/30	21,224	17,789
	Honeywell International Inc.	1.750%	9/1/31	35,142	28,130
[7]	Honeywell International Inc.	3.750%	5/17/32	8,000	8,603
	Honeywell International Inc.	5.000%	2/15/33	53,365	54,227
[7]	Honeywell International Inc.	4.125%	11/2/34	6,314	6,938
	Hubbell Inc.	2.300%	3/15/31	15,000	12,306
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	25,450	21,576
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	15,053	13,965
	Jacobs Engineering Group Inc.	5.900%	3/1/33	11,580	11,435
	John Deere Capital Corp.	2.800%	7/18/29	12,294	11,055
	John Deere Capital Corp.	4.850%	10/11/29	28,760	28,964
	John Deere Capital Corp.	4.700%	6/10/30	25,000	24,866
	L3Harris Technologies Inc.	2.900%	12/15/29	7,831	6,829
	L3Harris Technologies Inc.	1.800%	1/15/31	14,540	11,543
	L3Harris Technologies Inc.	5.400%	7/31/33	37,585	37,855
	Lockheed Martin Corp.	1.850%	6/15/30	7,138	5,956
	Lockheed Martin Corp.	3.900%	6/15/32	25,330	23,696
	Lockheed Martin Corp.	5.250%	1/15/33	13,340	13,766
	Lockheed Martin Corp.	4.700%	5/15/46	5,000	4,785
	Lockheed Martin Corp.	4.150%	6/15/53	7,500	6,497
[10]	Lonsdale Finance Pty Ltd.	2.100%	10/15/27	32,000	18,742
	Norfolk Southern Corp.	2.550%	11/1/29	7,509	6,536
	Norfolk Southern Corp.	2.300%	5/15/31	10,000	8,304
	Northrop Grumman Corp.	4.400%	5/1/30	32,630	31,646
	Northrop Grumman Corp.	4.700%	3/15/33	26,740	26,126
	Otis Worldwide Corp.	2.565%	2/15/30	28,769	24,794
[10]	Pacific National Finance Pty Ltd.	5.400%	5/12/27	22,860	14,476
[10]	Pacific National Finance Pty Ltd.	3.700%	9/24/29	18,940	10,241
	Parker-Hannifin Corp.	3.250%	6/14/29	3,000	2,730
	Parker-Hannifin Corp.	4.500%	9/15/29	25,000	24,364
[10]	Qantas Airways Ltd.	4.750%	10/12/26	32,930	21,493
[10]	Qantas Airways Ltd.	3.150%	9/27/28	20,500	12,058
[10]	Qantas Airways Ltd.	2.950%	11/27/29	4,270	2,374
	Quanta Services Inc.	2.900%	10/1/30	8,400	7,139
	Quanta Services Inc.	2.350%	1/15/32	7,000	5,541
[4]	Regal Rexnord Corp.	6.400%	4/15/33	6,750	6,724
	Republic Services Inc.	1.450%	2/15/31	10,000	7,818
	Republic Services Inc.	1.750%	2/15/32	12,620	9,853
	Republic Services Inc.	5.000%	4/1/34	10,250	10,184
	Rockwell Automation Inc.	1.750%	8/15/31	7,500	6,028
[4]	Rolls-Royce plc	3.625%	10/14/25	392	371
[4]	Rolls-Royce plc	5.750%	10/15/27	1,974	1,944
	RTX Corp.	2.250%	7/1/30	38,811	32,470
	RTX Corp.	1.900%	9/1/31	37,505	29,644
	RTX Corp.	2.375%	3/15/32	15,351	12,491
	RTX Corp.	5.150%	2/27/33	51,088	51,091
	Southwest Airlines Co.	7.375%	3/1/27	4,930	5,156
	Southwest Airlines Co.	2.625%	2/10/30	34,590	29,594
[4]	Spirit AeroSystems Inc.	7.500%	4/15/25	351	351
	Spirit AeroSystems Inc.	4.600%	6/15/28	616	524
[4]	Spirit AeroSystems Inc.	9.375%	11/30/29	1,262	1,352
[4]	TopBuild Corp.	3.625%	3/15/29	628	552
[4]	TopBuild Corp.	4.125%	2/15/32	1,494	1,283
[4]	TransDigm Inc.	6.250%	3/15/26	7,569	7,533
[4]	TransDigm Inc.	6.750%	8/15/28	745	749
	Trimble Inc.	6.100%	3/15/33	5,500	5,584
	Triton Container International Ltd. / TAL International Container Corp.	3.250%	3/15/32	18,030	14,014
[4]	Triumph Group Inc.	9.000%	3/15/28	780	802
	Tyco Electronics Group SA	2.500%	2/4/32	7,990	6,680
	Union Pacific Corp.	3.700%	3/1/29	8,149	7,811
	Union Pacific Corp.	2.400%	2/5/30	35,200	30,456
	Union Pacific Corp.	2.800%	2/14/32	13,000	11,183
[5]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	10/15/27	25,378	25,205
[4]	United Airlines Inc.	4.375%	4/15/26	6,300	5,967
[4]	United Airlines Inc.	4.625%	4/15/29	4,865	4,411
	Waste Management Inc.	2.000%	6/1/29	15,320	13,098

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Waste Management Inc.	4.625%	2/15/30	22,000	21,725
	Waste Management Inc.	1.500%	3/15/31	40,182	31,869
	Waste Management Inc.	4.150%	4/15/32	10,000	9,497
					1,597,114
Materials (2.3%)
[4]	Advanced Drainage Systems Inc.	6.375%	6/15/30	645	642
	Air Products and Chemicals Inc.	2.050%	5/15/30	5,552	4,723
[7]	Akzo Nobel NV	1.625%	4/14/30	4,900	4,623
	Amcor Flexibles North America Inc.	2.690%	5/25/31	20,000	16,411
	ArcelorMittal SA	4.250%	7/16/29	10,000	9,529
[4]	Arconic Corp.	6.000%	5/15/25	770	781
[4]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/29	1,050	859
[4]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	954	937
[4,13]	Arsenal AIC Parent LLC	8.000%	10/1/30	610	622
[4]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	2,342	1,741
	Ball Corp.	2.875%	8/15/30	1,725	1,423
	Ball Corp.	3.125%	9/15/31	2,270	1,868
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	40,000	39,839
[4]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	2,801	2,789
[4]	Canpack SA / Canpack US LLC	3.875%	11/15/29	5,573	4,516
	Celanese US Holdings LLC	6.330%	7/15/29	5,000	5,017
[4]	Chemours Co.	4.625%	11/15/29	4,943	4,188
	Dow Chemical Co.	4.800%	11/30/28	4,000	3,966
	Dow Chemical Co.	2.100%	11/15/30	44,000	36,011
	Dow Chemical Co.	6.300%	3/15/33	20,000	21,387
	DuPont de Nemours Inc.	4.725%	11/15/28	12,000	11,898
	Eastman Chemical Co.	5.750%	3/8/33	15,000	14,964
	Ecolab Inc.	1.300%	1/30/31	21,853	17,222
	Ecolab Inc.	2.125%	2/1/32	10,000	8,223
[4]	Element Solutions Inc.	3.875%	9/1/28	1,913	1,691
	FMC Corp.	3.450%	10/1/29	8,000	7,017
	FMC Corp.	5.650%	5/18/33	19,940	19,280
	Freeport-McMoRan Inc.	4.125%	3/1/28	8,330	7,866
	Freeport-McMoRan Inc.	4.375%	8/1/28	9,680	9,180
	Freeport-McMoRan Inc.	5.250%	9/1/29	22,881	22,453
	Freeport-McMoRan Inc.	4.250%	3/1/30	12,603	11,629
	Freeport-McMoRan Inc.	4.625%	8/1/30	5,933	5,589
[4]	Georgia-Pacific LLC	2.300%	4/30/30	17,000	14,435
[4]	Graphic Packaging International LLC	3.500%	3/15/28	2,015	1,813
[4]	Graphic Packaging International LLC	3.750%	2/1/30	205	178
[7]	Holcim Finance Luxembourg SA	1.750%	8/29/29	700	679
[4]	Hudbay Minerals Inc.	4.500%	4/1/26	4,465	4,242
[4]	Ingevity Corp.	3.875%	11/1/28	1,485	1,286
[4]	Inversiones CMPC SA	6.125%	6/23/33	22,350	22,696
[4]	Kaiser Aluminum Corp.	4.500%	6/1/31	2,933	2,404
	Linde Inc.	1.100%	8/10/30	5,570	4,408
[7]	Linde plc	1.625%	3/31/35	10,600	9,353
	LYB International Finance III LLC	2.250%	10/1/30	5,000	4,090
	LYB International Finance III LLC	5.625%	5/15/33	12,000	11,996
	Martin Marietta Materials Inc.	2.400%	7/15/31	25,000	20,435
	Newmont Corp.	2.800%	10/1/29	32,675	28,373
	Newmont Corp.	2.250%	10/1/30	37,770	30,987
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Novelis Corp.	4.750%	1/30/30	1,358	1,219
[4]	Novelis Corp.	3.875%	8/15/31	2,415	2,021
	Nucor Corp.	2.700%	6/1/30	15,060	13,074
	Nucor Corp.	3.125%	4/1/32	15,620	13,530
	Nutrien Ltd.	4.200%	4/1/29	17,656	16,769
	Nutrien Ltd.	2.950%	5/13/30	13,207	11,515
[4]	Olympus Water US Holding Corp.	4.250%	10/1/28	405	326
[4]	Olympus Water US Holding Corp.	9.750%	11/15/28	2,320	2,244
[4]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	435	442
	Packaging Corp. of America	3.000%	12/15/29	13,000	11,407
[4]	Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC	4.375%	10/15/28	1,635	1,451
	PPG Industries Inc.	2.800%	8/15/29	11,000	9,807
	PPG Industries Inc.	2.550%	6/15/30	9,435	8,036
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	3,000	2,018
	Rio Tinto Finance USA plc	5.000%	3/9/33	25,000	25,079
	RPM International Inc.	4.550%	3/1/29	17,250	16,312
	RPM International Inc.	2.950%	1/15/32	3,415	2,734
	Sherwin-Williams Co.	2.950%	8/15/29	12,106	10,778
	Sherwin-Williams Co.	2.300%	5/15/30	20,563	17,273
	Sherwin-Williams Co.	2.200%	3/15/32	8,193	6,587
[4]	SPCM SA	3.125%	3/15/27	1,093	981
[4]	SPCM SA	3.375%	3/15/30	2,925	2,433
	Steel Dynamics Inc.	3.450%	4/15/30	27,891	24,855
	Steel Dynamics Inc.	3.250%	1/15/31	2,950	2,569
	Vale Overseas Ltd.	3.750%	7/8/30	5,000	4,455
	Vale Overseas Ltd.	6.125%	6/12/33	27,060	27,176
[4]	WR Grace Holdings LLC	7.375%	3/1/31	340	340
	WRKCo Inc.	3.900%	6/1/28	26,734	24,929
	WRKCo Inc.	4.900%	3/15/29	12,000	11,641
					728,260
Real Estate (4.9%)
	Agree LP	2.000%	6/15/28	15,750	13,179
	Agree LP	2.900%	10/1/30	6,500	5,415
	Agree LP	4.800%	10/1/32	7,000	6,516
	Agree LP	2.600%	6/15/33	5,720	4,391
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	27,005	22,987
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	20,060	19,678
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	12,881	11,176
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	12,233	9,368
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	5,000	3,679
	American Assets Trust LP	3.375%	2/1/31	11,292	8,807
	American Homes 4 Rent LP	4.250%	2/15/28	13,372	12,701
	American Homes 4 Rent LP	2.375%	7/15/31	10,000	7,999
	American Homes 4 Rent LP	3.625%	4/15/32	5,000	4,340
	American Tower Corp.	3.600%	1/15/28	12,234	11,322
	American Tower Corp.	3.950%	3/15/29	9,000	8,333
	American Tower Corp.	3.800%	8/15/29	41,188	37,747
	American Tower Corp.	2.900%	1/15/30	25,100	21,620
	American Tower Corp.	2.100%	6/15/30	14,909	12,040
	American Tower Corp.	2.700%	4/15/31	20,000	16,525
	American Tower Corp.	2.300%	9/15/31	6,000	4,771
[7]	Aroundtown SA	0.000%	7/16/26	2,900	2,526
[7]	Aroundtown SA	2.875%	Perpetual	955	375

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	ATF Netherlands BV	7.078%	Perpetual	2,300	1,118
	AvalonBay Communities Inc.	1.900%	12/1/28	13,300	11,336
	AvalonBay Communities Inc.	3.300%	6/1/29	5,000	4,530
	AvalonBay Communities Inc.	2.300%	3/1/30	14,752	12,375
	AvalonBay Communities Inc.	2.450%	1/15/31	5,000	4,189
	AvalonBay Communities Inc.	5.000%	2/15/33	6,700	6,697
[7]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	5,267	4,941
	Boston Properties LP	4.500%	12/1/28	10,000	9,279
	Boston Properties LP	3.400%	6/21/29	3,000	2,581
	Boston Properties LP	2.900%	3/15/30	31,368	25,660
	Boston Properties LP	3.250%	1/30/31	10,806	8,903
	Boston Properties LP	2.550%	4/1/32	16,096	12,259
	Brixmor Operating Partnership LP	2.250%	4/1/28	13,000	11,069
	Brixmor Operating Partnership LP	4.125%	5/15/29	8,000	7,217
	Brixmor Operating Partnership LP	4.050%	7/1/30	8,018	7,305
	Brixmor Operating Partnership LP	2.500%	8/16/31	20,000	15,653
	Corporate Office Properties LP	2.000%	1/15/29	20,000	15,517
	Corporate Office Properties LP	2.750%	4/15/31	27,226	20,952
	Crown Castle Inc.	4.300%	2/15/29	10,930	10,331
	Crown Castle Inc.	3.100%	11/15/29	20,966	18,366
	Crown Castle Inc.	2.250%	1/15/31	13,715	11,153
	CubeSmart LP	2.250%	12/15/28	20,000	16,974
	CubeSmart LP	4.375%	2/15/29	12,000	11,311
	CubeSmart LP	2.000%	2/15/31	19,558	15,287
	Digital Realty Trust LP	5.550%	1/15/28	10,000	9,967
	Digital Realty Trust LP	3.600%	7/1/29	37,195	33,620
	Equinix Inc.	1.550%	3/15/28	3,000	2,528
	Equinix Inc.	3.200%	11/18/29	13,614	12,008
	Equinix Inc.	2.150%	7/15/30	10,000	8,111
	Equinix Inc.	2.500%	5/15/31	10,000	8,153
	Equinix Inc.	3.900%	4/15/32	3,740	3,365
	ERP Operating LP	4.150%	12/1/28	12,426	11,864
	ERP Operating LP	3.000%	7/1/29	7,000	6,244
	ERP Operating LP	2.500%	2/15/30	11,000	9,364
	ERP Operating LP	1.850%	8/1/31	1,251	986
	Essential Properties LP	2.950%	7/15/31	20,000	15,289
	Essex Portfolio LP	4.000%	3/1/29	426	396
	Essex Portfolio LP	3.000%	1/15/30	10,000	8,580
	Essex Portfolio LP	1.650%	1/15/31	7,533	5,749
	Extra Space Storage LP	3.900%	4/1/29	15,000	13,854
	Extra Space Storage LP	4.000%	6/15/29	6,494	5,930
	Extra Space Storage LP	5.500%	7/1/30	7,590	7,583
	Extra Space Storage LP	2.200%	10/15/30	7,000	5,618
	Extra Space Storage LP	2.550%	6/1/31	20,000	16,189
	Extra Space Storage LP	2.400%	10/15/31	13,000	10,280
	Extra Space Storage LP	2.350%	3/15/32	10,000	7,863
	Federal Realty OP LP	3.200%	6/15/29	10,000	8,660
	Federal Realty OP LP	3.500%	6/1/30	1,990	1,741
	Healthcare Realty Holdings LP	2.000%	3/15/31	28,349	21,783
	Healthcare Realty Holdings LP Co.	2.400%	3/15/30	1,000	791
	Healthcare Trust of America Holdings LP	3.100%	2/15/30	501	431
	Healthpeak OP LLC	2.125%	12/1/28	12,000	10,247
	Healthpeak OP LLC	3.500%	7/15/29	16,479	14,909
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Healthpeak OP LLC	3.000%	1/15/30	14,900	12,988
	Healthpeak OP LLC	2.875%	1/15/31	18,507	15,658
	Healthpeak OP LLC	5.250%	12/15/32	25,355	24,901
	Highwoods Realty LP	4.125%	3/15/28	3,450	3,099
	Highwoods Realty LP	4.200%	4/15/29	10,406	8,881
	Highwoods Realty LP	3.050%	2/15/30	12,090	9,446
	Highwoods Realty LP	2.600%	2/1/31	1,161	860
	Host Hotels & Resorts LP	3.375%	12/15/29	3,252	2,801
	Host Hotels & Resorts LP	3.500%	9/15/30	10,512	8,987
	Host Hotels & Resorts LP	2.900%	12/15/31	16,025	12,701
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	4,000	3,091
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	10,000	9,031
	Kilroy Realty LP	4.750%	12/15/28	6,705	6,038
	Kilroy Realty LP	4.250%	8/15/29	3,500	3,005
	Kilroy Realty LP	3.050%	2/15/30	16,188	12,881
	Kilroy Realty LP	2.500%	11/15/32	20,000	14,006
	Kimco Realty OP LLC	2.700%	10/1/30	11,343	9,414
	Kimco Realty OP LLC	2.250%	12/1/31	10,000	7,823
	Kimco Realty OP LLC	3.200%	4/1/32	2,657	2,229
	LXP Industrial Trust	2.375%	10/1/31	5,000	3,792
	Mid-America Apartments LP	3.950%	3/15/29	8,800	8,313
	Mid-America Apartments LP	2.750%	3/15/30	4,800	4,176
	Mid-America Apartments LP	1.700%	2/15/31	1,900	1,506
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	3,512	2,529
	NNN REIT Inc.	4.300%	10/15/28	1,722	1,616
	NNN REIT Inc.	2.500%	4/15/30	13,948	11,618
	Omega Healthcare Investors Inc.	3.625%	10/1/29	10,000	8,415
	Omega Healthcare Investors Inc.	3.375%	2/1/31	7,198	5,818
	Omega Healthcare Investors Inc.	3.250%	4/15/33	10,137	7,680
[4]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	7,000	6,477
[4]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	11,900	10,789
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	20,000	15,005
	Physicians Realty LP	3.950%	1/15/28	5,775	5,303
	Physicians Realty LP	2.625%	11/1/31	20,000	15,619
	Piedmont Operating Partnership LP	3.150%	8/15/30	10,000	7,384
	Piedmont Operating Partnership LP	2.750%	4/1/32	10,000	6,764
[7]	Prologis Euro Finance LLC	1.000%	2/8/29	3,000	2,769
[7]	Prologis Euro Finance LLC	3.875%	1/31/30	942	1,010
[7]	Prologis Euro Finance LLC	4.625%	5/23/33	1,870	2,082
[7]	Prologis International Funding II SA	1.625%	6/17/32	6,353	5,437
	Prologis LP	4.375%	2/1/29	10,000	9,660
	Prologis LP	2.875%	11/15/29	5,000	4,406
	Prologis LP	2.250%	4/15/30	14,022	11,911
	Prologis LP	1.250%	10/15/30	10,000	7,765
	Prologis LP	1.750%	2/1/31	7,266	5,802
	Prologis LP	2.250%	1/15/32	9,320	7,545
	Prologis LP	4.625%	1/15/33	13,324	12,975
	Prologis LP	5.250%	6/15/53	10,000	9,857
	Public Storage	1.950%	11/9/28	8,800	7,597
	Public Storage	3.385%	5/1/29	8,000	7,408

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Storage	2.300%	5/1/31	10,830	8,999
	Public Storage	2.250%	11/9/31	18,742	15,327
	Public Storage	5.100%	8/1/33	12,500	12,511
	Realty Income Corp.	3.100%	12/15/29	21,990	19,535
	Realty Income Corp.	4.850%	3/15/30	29,715	28,915
[7]	Realty Income Corp.	4.875%	7/6/30	2,181	2,432
	Realty Income Corp.	3.250%	1/15/31	15,607	13,604
	Realty Income Corp.	5.625%	10/13/32	15,000	15,249
	Regency Centers LP	2.950%	9/15/29	9,841	8,499
	Regency Centers LP	3.700%	6/15/30	29,150	26,223
	Rexford Industrial Realty LP	2.125%	12/1/30	5,488	4,324
	Rexford Industrial Realty LP	2.150%	9/1/31	17,430	13,555
	Sabra Health Care LP	3.200%	12/1/31	708	544
	SBA Communications Corp.	3.125%	2/1/29	1,845	1,556
	Simon Property Group LP	2.650%	7/15/30	17,630	14,957
	Simon Property Group LP	2.200%	2/1/31	5,999	4,837
	Simon Property Group LP	2.250%	1/15/32	10,000	7,848
	Spirit Realty LP	2.100%	3/15/28	10,000	8,524
	Spirit Realty LP	4.000%	7/15/29	5,000	4,475
	Spirit Realty LP	3.400%	1/15/30	3,421	2,949
	Spirit Realty LP	2.700%	2/15/32	10,000	7,693
	STORE Capital Corp.	2.750%	11/18/30	7,294	5,338
	Sun Communities Operating LP	2.300%	11/1/28	19,600	16,515
	Sun Communities Operating LP	2.700%	7/15/31	10,000	7,968
	Sun Communities Operating LP	4.200%	4/15/32	5,079	4,477
	Tanger Properties LP	2.750%	9/1/31	12,000	8,960
	UDR Inc.	3.200%	1/15/30	4,882	4,338
	UDR Inc.	3.000%	8/15/31	7,660	6,480
	Welltower OP LLC	2.050%	1/15/29	18,955	15,916
	Welltower OP LLC	4.125%	3/15/29	435	407
	Welltower OP LLC	3.100%	1/15/30	19,120	16,731
	Welltower OP LLC	2.750%	1/15/32	7,000	5,705
	Welltower OP LLC	3.850%	6/15/32	11,104	9,851
	Weyerhaeuser Co.	4.000%	11/15/29	19,017	17,606
	WP Carey Inc.	2.450%	2/1/32	10,000	7,882
					1,510,199
Technology (5.7%)
	Adobe Inc.	2.300%	2/1/30	6,500	5,692
	Analog Devices Inc.	1.700%	10/1/28	10,650	9,159
	Analog Devices Inc.	2.100%	10/1/31	15,970	13,163
	Apple Inc.	1.400%	8/5/28	54,000	46,723
	Apple Inc.	1.650%	2/8/31	27,770	22,903
	Apple Inc.	4.100%	8/8/62	18,000	15,672
	Block Inc.	3.500%	6/1/31	285	239
	Broadcom Inc.	4.110%	9/15/28	9,411	8,906
	Broadcom Inc.	4.750%	4/15/29	35,843	34,713
	Broadcom Inc.	5.000%	4/15/30	37,571	36,951
	Broadcom Inc.	4.150%	11/15/30	20,850	19,148
[4]	Broadcom Inc.	2.450%	2/15/31	64,537	52,376
[4]	Broadcom Inc.	4.150%	4/15/32	21,000	18,951
	Broadcom Inc.	4.300%	11/15/32	45,806	41,782
[4]	Broadcom Inc.	3.419%	4/15/33	18,325	15,321
[4]	Broadcom Inc.	3.469%	4/15/34	14,700	12,030
[4]	Cloud Software Group Inc.	6.500%	3/31/29	275	248
[4]	CommScope Inc.	7.125%	7/1/28	2,517	1,675
	Dell International LLC / EMC Corp.	5.300%	10/1/29	5,000	4,985
	Dell International LLC / EMC Corp.	6.200%	7/15/30	41,995	43,602
	Dell International LLC / EMC Corp.	5.750%	2/1/33	31,885	32,337
	DXC Technology Co.	2.375%	9/15/28	15,000	12,693
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Entegris Escrow Corp.	4.750%	4/15/29	24,932	23,273
[4]	Entegris Escrow Corp.	5.950%	6/15/30	5,945	5,698
	Equifax Inc.	3.100%	5/15/30	17,000	14,607
	Equifax Inc.	2.350%	9/15/31	10,000	7,902
	Fidelity National Information Services Inc.	1.650%	3/1/28	7,250	6,209
	Fidelity National Information Services Inc.	3.750%	5/21/29	3,000	2,791
	Fidelity National Information Services Inc.	2.250%	3/1/31	19,692	16,066
	Fiserv Inc.	4.200%	10/1/28	7,000	6,719
	Fiserv Inc.	3.500%	7/1/29	55,450	51,003
	Fiserv Inc.	2.650%	6/1/30	36,950	31,473
	Global Payments Inc.	3.200%	8/15/29	9,480	8,346
	Global Payments Inc.	2.900%	5/15/30	9,550	8,111
	Global Payments Inc.	2.900%	11/15/31	35,000	28,786
	Global Payments Inc.	5.400%	8/15/32	3,000	2,942
	HP Inc.	4.000%	4/15/29	28,960	27,350
	HP Inc.	3.400%	6/17/30	9,725	8,512
	HP Inc.	2.650%	6/17/31	22,881	18,702
	HP Inc.	5.500%	1/15/33	25,000	24,657
[4]	Imola Merger Corp.	4.750%	5/15/29	2,857	2,509
	Intel Corp.	1.600%	8/12/28	20,900	18,067
	Intel Corp.	2.450%	11/15/29	58,413	51,145
	Intel Corp.	5.125%	2/10/30	48,840	49,204
	Intel Corp.	3.900%	3/25/30	6,363	5,999
	Intel Corp.	2.000%	8/12/31	9,300	7,569
	Intel Corp.	4.150%	8/5/32	10,200	9,680
	Intel Corp.	5.200%	2/10/33	27,290	27,577
	International Business Machines Corp.	4.400%	7/27/32	21,000	20,132
	International Business Machines Corp.	4.750%	2/6/33	25,000	24,514
[7]	International Business Machines Corp.	4.000%	2/6/43	200	213
	Juniper Networks Inc.	3.750%	8/15/29	9,827	8,987
	Juniper Networks Inc.	2.000%	12/10/30	15,554	12,072
	KLA Corp.	4.650%	7/15/32	14,510	14,342
	KLA Corp.	5.250%	7/15/62	5,000	4,989
	Leidos Inc.	5.750%	3/15/33	17,821	17,809
	Mastercard Inc.	2.950%	6/1/29	4,000	3,662
	Mastercard Inc.	3.350%	3/26/30	3,779	3,506
[4]	McAfee Corp.	7.375%	2/15/30	3,261	2,819
	Micron Technology Inc.	6.750%	11/1/29	12,000	12,609
	Micron Technology Inc.	2.703%	4/15/32	5,000	3,973
	Micron Technology Inc.	5.875%	2/9/33	12,000	12,008
	Microsoft Corp.	2.675%	6/1/60	1,500	990
	Motorola Solutions Inc.	2.750%	5/24/31	25,000	20,480
	NVIDIA Corp.	2.850%	4/1/30	20,000	18,086
	NVIDIA Corp.	2.000%	6/15/31	8,500	7,090
	NXP BV / NXP Funding LLC	5.550%	12/1/28	809	818
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	15,000	14,154
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	13,000	11,517
	NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/31	30,000	24,508
	NXP BV / NXP Funding LLC / NXP USA Inc.	2.650%	2/15/32	10,000	8,108
	Oracle Corp.	6.150%	11/9/29	39,535	41,402
	Oracle Corp.	2.950%	4/1/30	70,260	61,206

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	4.650%	5/6/30	19,010	18,395
	Oracle Corp.	2.875%	3/25/31	57,257	48,670
	Oracle Corp.	6.250%	11/9/32	36,667	38,748
	PayPal Holdings Inc.	2.850%	10/1/29	6,007	5,353
	PayPal Holdings Inc.	2.300%	6/1/30	17,000	14,423
	PayPal Holdings Inc.	4.400%	6/1/32	5,000	4,823
	QUALCOMM Inc.	1.300%	5/20/28	7,571	6,462
	QUALCOMM Inc.	2.150%	5/20/30	1,204	1,027
	QUALCOMM Inc.	1.650%	5/20/32	15,336	12,038
	QUALCOMM Inc.	6.000%	5/20/53	3,750	4,171
	RELX Capital Inc.	3.000%	5/22/30	8,800	7,801
	Roper Technologies Inc.	2.000%	6/30/30	18,380	15,143
	S&P Global Inc.	2.700%	3/1/29	49,410	44,480
	S&P Global Inc.	2.500%	12/1/29	10,438	9,124
	S&P Global Inc.	1.250%	8/15/30	6,750	5,334
	S&P Global Inc.	2.900%	3/1/32	27,147	23,462
[4]	Sabre GLBL Inc.	7.375%	9/1/25	1,628	1,469
	Salesforce Inc.	1.950%	7/15/31	24,040	19,712
[4]	Seagate HDD Cayman	8.250%	12/15/29	300	314
[4]	Seagate HDD Cayman	8.500%	7/15/31	500	524
	Skyworks Solutions Inc.	3.000%	6/1/31	31,290	25,970
[4]	SS&C Technologies Inc.	5.500%	9/30/27	1,884	1,820
	Teledyne FLIR LLC	2.500%	8/1/30	14,900	12,358
	Teledyne Technologies Inc.	2.750%	4/1/31	22,767	19,110
	Texas Instruments Inc.	2.250%	9/4/29	2,000	1,749
	Texas Instruments Inc.	1.750%	5/4/30	10,755	9,013
	Texas Instruments Inc.	1.900%	9/15/31	10,000	8,212
	Texas Instruments Inc.	3.650%	8/16/32	13,635	12,584
	Verisk Analytics Inc.	4.125%	3/15/29	22,755	21,891
	Verisk Analytics Inc.	5.750%	4/1/33	10,000	10,340
	Visa Inc.	1.100%	2/15/31	10,000	7,843
	VMware Inc.	1.800%	8/15/28	26,394	22,198
	VMware Inc.	4.700%	5/15/30	40,665	38,639
	Workday Inc.	3.700%	4/1/29	18,140	16,926
	Workday Inc.	3.800%	4/1/32	25,914	23,254
					1,777,540
Utilities (6.6%)
	AEP Texas Inc.	5.400%	6/1/33	20,330	20,348
	AEP Transmission Co. LLC	3.650%	4/1/50	3,280	2,560
	AEP Transmission Co. LLC	5.400%	3/15/53	14,820	15,282
[10]	AGI Finance Pty Ltd.	1.815%	11/23/28	3,390	1,878
[6,10]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	5.310%	1/8/26	7,260	4,825
	Alabama Power Co.	3.050%	3/15/32	3,300	2,871
	Alabama Power Co.	3.940%	9/1/32	25,000	23,005
	Ameren Corp.	3.500%	1/15/31	20,245	18,080
	Ameren Illinois Co.	1.550%	11/15/30	9,785	7,709
	Ameren Illinois Co.	3.850%	9/1/32	30,000	27,428
	Ameren Illinois Co.	4.950%	6/1/33	25,000	24,819
	Ameren Illinois Co.	5.900%	12/1/52	1,750	1,899
	American Water Capital Corp.	2.800%	5/1/30	4,000	3,491
	American Water Capital Corp.	4.450%	6/1/32	5,000	4,820
	Appalachian Power Co.	4.500%	8/1/32	22,030	20,719
	Baltimore Gas and Electric Co.	4.550%	6/1/52	4,610	4,099
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	25,632	23,588
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	25,000	19,460
[4]	Calpine Corp.	5.125%	3/15/28	3,930	3,564
	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	9,920	8,275
	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	12,002	10,340
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	37,034	35,604
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	4,630	4,618
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	6,355	6,476
	CenterPoint Energy Inc.	4.250%	11/1/28	7,193	6,746
	CenterPoint Energy Inc.	2.950%	3/1/30	11,305	9,871
	CenterPoint Energy Inc.	2.650%	6/1/31	19,800	16,488
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	9,000	7,195
	CenterPoint Energy Resources Corp.	4.400%	7/1/32	5,000	4,751
	Comision Federal de Electricidad	3.875%	7/26/33	7,722	6,013
[5]	Comision Federal de Electricidad	5.000%	9/29/36	6,732	5,579
	Commonwealth Edison Co.	3.150%	3/15/32	11,850	10,390
	Commonwealth Edison Co.	4.900%	2/1/33	15,705	15,611
	Connecticut Light and Power Co.	2.050%	7/1/31	3,000	2,433
	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	10,000	9,083
	Consumers Energy Co.	3.600%	8/15/32	4,430	3,990
	Consumers Energy Co.	4.625%	5/15/33	5,000	4,880
	Consumers Energy Co.	4.200%	9/1/52	4,690	3,979
[10]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	15,550	10,181
	Dominion Energy Inc.	3.375%	4/1/30	33,274	29,727
	Dominion Energy Inc.	2.250%	8/15/31	5,000	4,042
	Dominion Energy Inc.	4.350%	8/15/32	11,346	10,649
	Dominion Energy South Carolina Inc.	2.300%	12/1/31	11,291	9,157
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	3,470	3,813
	DTE Electric Co.	2.250%	3/1/30	30,694	26,259
	DTE Electric Co.	2.625%	3/1/31	11,500	9,929
	DTE Electric Co.	3.000%	3/1/32	12,237	10,561
	DTE Electric Co.	5.200%	4/1/33	25,000	25,340
	DTE Electric Co.	2.950%	3/1/50	6,539	4,429
	DTE Energy Co.	3.400%	6/15/29	25,883	23,318
	DTE Energy Co.	2.950%	3/1/30	13,783	11,922
	Duke Energy Carolinas LLC	2.450%	8/15/29	11,375	9,821
	Duke Energy Carolinas LLC	2.450%	2/1/30	25,081	21,574
	Duke Energy Carolinas LLC	2.550%	4/15/31	7,190	6,121
	Duke Energy Carolinas LLC	2.850%	3/15/32	8,250	6,997
	Duke Energy Carolinas LLC	4.950%	1/15/33	26,520	26,428
	Duke Energy Carolinas LLC	3.200%	8/15/49	5,000	3,550
	Duke Energy Corp.	2.450%	6/1/30	17,000	14,289
	Duke Energy Corp.	2.550%	6/15/31	20,000	16,539
	Duke Energy Corp.	4.500%	8/15/32	40,000	37,744
[7]	Duke Energy Corp.	3.850%	6/15/34	4,000	4,040
	Duke Energy Florida LLC	2.500%	12/1/29	25,380	22,113
	Duke Energy Florida LLC	1.750%	6/15/30	34,710	28,257
	Duke Energy Florida LLC	2.400%	12/15/31	10,000	8,254
	Duke Energy Ohio Inc.	2.125%	6/1/30	11,650	9,671
	Duke Energy Ohio Inc.	5.250%	4/1/33	1,930	1,952
	Duke Energy Progress LLC	3.700%	9/1/28	6,446	6,083
	Duke Energy Progress LLC	3.450%	3/15/29	4,221	3,905
	Duke Energy Progress LLC	2.000%	8/15/31	12,500	10,072
	Duke Energy Progress LLC	3.400%	4/1/32	15,000	13,330

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Progress LLC	5.250%	3/15/33	5,446	5,521
	Edison International	4.125%	3/15/28	2,000	1,881
[4]	Electricite de France SA	5.700%	5/23/28	4,385	4,416
[4]	Electricite de France SA	4.500%	9/21/28	5,000	4,771
[4]	Electricite de France SA	6.250%	5/23/33	10,330	10,636
[7]	Elia Transmission Belgium SA	0.875%	4/28/30	5,600	5,105
[7]	Enel Finance International NV	4.500%	2/20/43	2,700	2,887
	Entergy Arkansas LLC	5.150%	1/15/33	4,230	4,251
	Entergy Corp.	1.900%	6/15/28	11,000	9,442
	Entergy Corp.	2.800%	6/15/30	16,000	13,638
	Entergy Corp.	2.400%	6/15/31	11,000	8,877
	Entergy Louisiana LLC	1.600%	12/15/30	5,050	3,925
	Entergy Louisiana LLC	2.350%	6/15/32	6,442	5,169
	Entergy Texas Inc.	4.000%	3/30/29	3,129	2,939
	Entergy Texas Inc.	1.750%	3/15/31	5,000	3,968
	Eskom Holdings SOC Ltd.	7.125%	2/11/25	2,800	2,784
	Evergy Inc.	2.900%	9/15/29	23,000	20,105
	Eversource Energy	1.650%	8/15/30	16,165	12,828
	Eversource Energy	2.550%	3/15/31	8,610	7,148
	Eversource Energy	3.375%	3/1/32	25,000	21,766
	Exelon Corp.	4.050%	4/15/30	45,000	42,090
	Exelon Corp.	3.350%	3/15/32	28,000	24,367
	FirstEnergy Corp.	2.650%	3/1/30	20,526	17,294
	FirstEnergy Corp.	2.250%	9/1/30	7,896	6,375
	Florida Power & Light Co.	2.450%	2/3/32	22,500	18,885
	Georgia Power Co.	4.950%	5/17/33	28,150	27,728
	Idaho Power Co.	5.500%	3/15/53	5,000	5,086
[4]	ITC Holdings Corp.	2.950%	5/14/30	10,000	8,587
	Kentucky Utilities Co.	5.450%	4/15/33	7,370	7,522
	Louisville Gas and Electric Co.	5.450%	4/15/33	5,900	6,033
	National Grid plc	5.809%	6/12/33	23,970	24,249
[7]	National Grid plc	3.245%	3/30/34	11,400	11,296
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	13,055	12,364
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	32,016	29,808
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	9,250	9,655
	Nevada Power Co.	2.400%	5/1/30	11,640	9,767
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	31,000	26,803
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	8,191	7,546
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	25,000	21,830
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	30,000	24,933
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	15,850	12,878
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	5,630	5,531
[4]	NextEra Energy Operating Partners LP	4.500%	9/15/27	550	515
	Nisource Inc.	5.400%	6/30/33	5,500	5,544
	NiSource Inc.	2.950%	9/1/29	5,136	4,568
	NRG Energy Inc.	6.625%	1/15/27	471	467
	NSTAR Electric Co.	3.950%	4/1/30	6,616	6,220
	NSTAR Electric Co.	1.950%	8/15/31	850	679
	Ohio Power Co.	1.625%	1/15/31	18,491	14,600
	Oklahoma Gas and Electric Co.	5.400%	1/15/33	8,220	8,320
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	19,475	20,203
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	17,000	16,417
	Pacific Gas and Electric Co.	3.000%	6/15/28	70,397	61,185
	Pacific Gas and Electric Co.	4.550%	7/1/30	3,000	2,728
	Pacific Gas and Electric Co.	2.500%	2/1/31	67,175	53,132
	Pacific Gas and Electric Co.	3.250%	6/1/31	20,357	16,675
	Pacific Gas and Electric Co.	6.150%	1/15/33	5,220	5,151
	PacifiCorp	3.500%	6/15/29	19,585	17,698
	PacifiCorp	2.700%	9/15/30	13,815	11,549
	PacifiCorp	4.125%	1/15/49	3,450	2,622
	PECO Energy Co.	4.900%	6/15/33	15,000	14,919
	PECO Energy Co.	4.600%	5/15/52	1,500	1,354
	PECO Energy Co.	4.375%	8/15/52	5,000	4,396
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/28	2,205	2,212
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.000%	6/30/30	4,500	3,846
[7]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	13,940	11,705
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	10,000	9,122
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	5,000	4,083
	PPL Electric Utilities Corp.	5.000%	5/15/33	10,000	9,986
	Public Service Co. of Colorado	1.900%	1/15/31	300	241
	Public Service Co. of Colorado	1.875%	6/15/31	6,400	5,077
	Public Service Co. of Oklahoma	5.250%	1/15/33	10,290	10,230
	Public Service Electric and Gas Co.	3.200%	5/15/29	17,458	15,800
	Public Service Electric and Gas Co.	2.450%	1/15/30	10,900	9,391
	Public Service Electric and Gas Co.	1.900%	8/15/31	12,000	9,635
	Public Service Electric and Gas Co.	4.900%	12/15/32	15,000	15,002
	Public Service Electric and Gas Co.	4.650%	3/15/33	10,000	9,812
	Public Service Enterprise Group Inc.	1.600%	8/15/30	53,551	42,259
	Public Service Enterprise Group Inc.	2.450%	11/15/31	5,000	4,035
	Saudi Electricity Sukuk Programme Co.	5.684%	4/11/53	3,516	3,469
	Sempra	3.700%	4/1/29	20,000	18,431
	Southern California Edison Co.	4.200%	3/1/29	9,000	8,588
	Southern California Edison Co.	2.250%	6/1/30	10,000	8,382
	Southern California Edison Co.	2.500%	6/1/31	8,000	6,640
	Southern California Edison Co.	2.750%	2/1/32	7,000	5,855
	Southern California Gas Co.	2.550%	2/1/30	5,790	4,976
	Southern Co.	3.700%	4/30/30	2,415	2,210
	Southern Co.	5.700%	10/15/32	11,788	12,159
	Southern Co.	5.200%	6/15/33	15,000	14,882
	Southern Co. Gas Capital Corp.	1.750%	1/15/31	10,833	8,527

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwestern Electric Power Co.	4.100%	9/15/28	2,000	1,909
	Southwestern Electric Power Co.	5.300%	4/1/33	15,000	14,848
	Union Electric Co.	3.500%	3/15/29	8,552	7,903
	Union Electric Co.	2.950%	3/15/30	18,000	15,934
	Virginia Electric and Power Co.	2.300%	11/15/31	10,000	8,150
	Virginia Electric and Power Co.	2.400%	3/30/32	8,000	6,540
	Virginia Electric and Power Co.	5.000%	4/1/33	14,810	14,692
	Virginia Electric and Power Co.	4.600%	12/1/48	5,176	4,576
[4]	Vistra Operations Co. LLC	5.500%	9/1/26	2,379	2,303
[4]	Vistra Operations Co. LLC	5.625%	2/15/27	1,769	1,711
[4]	Vistra Operations Co. LLC	5.000%	7/31/27	995	936
	WEC Energy Group Inc.	2.200%	12/15/28	10,000	8,660
	WEC Energy Group Inc.	1.800%	10/15/30	17,178	13,637
	Wisconsin Electric Power Co.	4.750%	9/30/32	21,000	20,702
	Xcel Energy Inc.	2.600%	12/1/29	5,000	4,302
	Xcel Energy Inc.	3.400%	6/1/30	20,000	17,839
	Xcel Energy Inc.	2.350%	11/15/31	21,000	16,749
	Xcel Energy Inc.	4.600%	6/1/32	12,000	11,346
					2,043,752
Total Corporate Bonds (Cost $29,610,879)					27,112,002
Floating Rate Loan Interests (0.1%)
[6]	American Airlines Inc. Term Loan, TSFR3M + 4.750%	10.338%	4/20/28	3,623	3,748
[6]	CDK Global Inc. Term Loan B, TSFR3M + 4.250%	9.492%	7/6/29	1,030	1,030
[6]	Cloud Software Group Inc. Term Loan B, TSFR3M + 4.500%	9.842%	3/30/29	355	340
[6]	DirecTV Financing LLC Term Loan, TSFR1M + 5.000%	10.433%	8/2/27	2,517	2,500
[6]	First Student Bidco Inc. Term Loan B, TSFR3M + 4.000%	9.342%	7/21/28	2,834	2,784
[6]	First Student Bidco Inc. Term Loan C, TSFR3M + 4.000%	9.342%	7/21/28	198	194
[6]	Fortrea Holdings Inc. Term Loan B TSFR3M + 3.750%	8.992%	7/1/30	150	150
[6]	McAfee LLC Term Loan B, TSFR1M + 3.750%	8.963%	3/1/29	1,064	1,027
[6]	Medline Borrower LP Term Loan B, TSFR1M + 3.250%	8.683%	10/23/28	2,102	2,079
[6]	SBA Senior Finance II LLC Term Loan B, TSFR1M + 1.750%	7.170%	4/11/25	153	153
[6]	Setanta Aircraft Leasing DAC Term Loan B, 3M USD LIBOR + 2.000%	7.538%	11/5/28	11,145	11,137
[6]	SkyMiles IP Ltd. Term Loan B, TSFR3M + 3.750%	9.076%	10/20/27	769	799
[6]	Spirit AeroSystems Inc. Term Loan, TSFR3M + 4.500%	9.869%	1/15/27	56	56
[6]	SS&C Technologies Inc. Term Loan B-6, TSFR1M + 2.250%	7.669%	3/22/29	624	624
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	SS&C Technologies Inc. Term Loan B-7, TSFR1M + 2.250%	7.669%	3/22/29	941	940
[6]	Wyndham Hotels & Resorts Inc. Term Loan B, TSFR1M + 2.250%	7.669%	5/24/30	1,434	1,435
Total Floating Rate Loan Interests (Cost $28,688)					28,996
Sovereign Bonds (1.9%)
[4]	Bank Gospodarstwa Krajowego	5.375%	5/22/33	4,450	4,442
	Banque Ouest Africaine de Developpement	5.000%	7/27/27	626	581
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	3,226	3,167
	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	8,234	7,183
	Dominican Republic	5.950%	1/25/27	2,360	2,335
	Dominican Republic	5.500%	2/22/29	33,398	31,791
	Dominican Republic	4.500%	1/30/30	5,563	4,940
	Export-Import Bank of India	3.875%	2/1/28	19,675	18,524
	Government of Bermuda	4.750%	2/15/29	18,860	18,504
	Government of Bermuda	5.000%	7/15/32	17,180	16,802
	Kingdom of Saudi Arabia	5.500%	10/25/32	39,384	41,357
	Kingdom of Saudi Arabia	5.000%	1/18/53	7,350	6,786
	Republic of Chile	2.750%	1/31/27	7,030	6,530
[4]	Republic of Guatemala	6.600%	6/13/36	8,400	8,596
[7]	Republic of Hungary	1.125%	4/28/26	11,200	11,258
	Republic of Hungary	6.125%	5/22/28	25,115	25,563
[7]	Republic of Korea	0.000%	10/15/26	9,000	8,776
	Republic of Panama	8.125%	4/28/34	9,236	10,850
[5]	Republic of Panama	4.500%	4/16/50	350	272
[5]	Republic of Panama	3.870%	7/23/60	13,375	8,896
	Republic of Peru	2.844%	6/20/30	30,996	26,993
	Republic of Peru	2.783%	1/23/31	38,746	32,928
[7]	Republic of Serbia	3.125%	5/15/27	22,997	23,071
	Republic of South Africa	4.300%	10/12/28	12,855	11,623
	Republic of South Africa	4.850%	9/30/29	20,000	18,078
	Republic of South Africa	5.750%	9/30/49	6,600	4,948
	Republic of Uzbekistan	3.900%	10/19/31	6,738	5,556
[7]	Romania	6.625%	9/27/29	9,450	10,894
[7]	Romania	1.750%	7/13/30	28,160	24,010
[7]	Romania	2.750%	4/14/41	8,916	6,276
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	4,057	3,908
	Socialist Republic of Vietnam	4.800%	11/19/24	10,000	9,801
[8]	United Kingdom Gilt	2.750%	9/7/24	8,959	11,207
	United Mexican States	5.400%	2/9/28	18,435	18,688
	United Mexican States	4.500%	4/22/29	16,169	15,675
	United Mexican States	2.659%	5/24/31	45,913	38,200
	United Mexican States	4.875%	5/19/33	24,450	23,458
	United Mexican States	6.350%	2/9/35	49,243	51,853
	United Mexican States	6.338%	5/4/53	8,623	8,836
	Uzbekneftegaz JSC	4.750%	11/16/28	18,889	15,819
Total Sovereign Bonds (Cost $622,768)					598,975
Taxable Municipal Bonds (0.3%)
	Massachusetts School Building Authority Sales Tax Revenue	1.753%	8/15/30	25,540	21,305
[14]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	10,675	11,479
	New York State Dormitory Authority Income Tax Revenue	5.289%	3/15/33	663	670

Intermediate-Term Investment-Grade Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Lease Revenue	3.892%	12/1/24	2,000	1,962
New York State Urban Development Corp. Income Tax Revenue	3.900%	3/15/33	400	373
New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/35	3,890	3,763
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.859%	12/1/24	2,000	2,007
Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/32	8,000	7,572
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.594%	7/1/43	5,880	5,546
Sonoma County CA Miscellaneous Revenue	6.000%	12/1/29	4,010	4,128
State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/30	19,000	15,770
Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/35	5,000	5,014
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	3.922%	12/31/49	8,550	6,809
University of California College & University Revenue	1.614%	5/15/30	5,025	4,162
Total Taxable Municipal Bonds (Cost $95,496)				90,560
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[15]	Vanguard Market Liquidity Fund (Cost $258,323)	5.274%	2,583,744	258,323
Total Investments (99.6%) (Cost $33,586,019)				30,886,696
Other Assets and Liabilities—Net (0.4%)				134,766
Net Assets (100%)				31,021,462
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $1,172,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $28,843,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $39,547,000 have been segregated as initial margin for open futures contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the aggregate value was $1,210,184,000, representing 3.9% of net assets.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Face amount denominated in euro.
8	Face amount denominated in British pounds.
9	Guaranteed by the Republic of Azerbaijan.
10	Face amount denominated in Australian dollars.
11	Non-income-producing security—security in default.
12	Security value determined using significant unobservable inputs.
13	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2023.
14	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2023	758	80,970	(155)
10-Year U.S. Treasury Note	September 2023	6,254	696,735	(7,184)
Euro-Schatz	September 2023	29	3,350	(24)
Ultra 10-Year U.S. Treasury Note	September 2023	4,956	579,775	(2,811)
				(10,174)

Intermediate-Term Investment-Grade Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	September 2023	(1,024)	(207,904)	555
10-Year Japanese Government Bond	September 2023	(201)	(207,407)	1,833
AUD 3-Year Treasury Bond	September 2023	(1,179)	(83,951)	155
AUD 10-Year Treasury Bond	September 2023	(400)	(31,129)	347
Euro-Bobl	September 2023	(1,106)	(140,928)	1,357
Euro-Bund	September 2023	(1,399)	(204,581)	2,952
Euro-Buxl	September 2023	(156)	(23,083)	439
Long Gilt	September 2023	(178)	(21,960)	(16)
Long U.S. Treasury Bond	September 2023	(647)	(80,511)	1,411
Ultra Long U.S. Treasury Bond	September 2023	(1,714)	(226,623)	4,068
				13,101
				2,927

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	9/20/23	AUD	2,318	USD	1,575	—	(15)
JPMorgan Chase Bank, N.A.	9/20/23	EUR	8,736	USD	9,626	4	—
Royal Bank of Canada	9/20/23	EUR	4,040	USD	4,456	—	(3)
Wells Fargo Bank N.A.	9/20/23	EUR	2,562	USD	2,888	—	(63)
Morgan Stanley Capital Services Inc.	9/20/23	EUR	2,212	USD	2,481	—	(42)
HSBC Bank plc	9/20/23	GBP	20,200	USD	25,991	—	(61)
HSBC Bank plc	9/20/23	GBP	4,266	USD	5,475	—	—
Standard Chartered Bank	9/20/23	GBP	1,596	USD	2,046	2	—
JPMorgan Chase Bank, N.A.	9/20/23	JPY	177,254	USD	1,266	—	(9)
Standard Chartered Bank	9/20/23	JPY	170,663	USD	1,210	—	(1)
Morgan Stanley Capital Services Inc.	9/20/23	JPY	114,457	USD	824	—	(13)
BNP Paribas	9/20/23	USD	188,815	AUD	274,031	4,419	—
Bank of New York	9/20/23	USD	3,122	AUD	4,668	—	(19)
State Street Bank & Trust Co.	9/20/23	USD	455,956	EUR	404,852	9,693	—
Morgan Stanley Capital Services Inc.	9/20/23	USD	14,080	EUR	12,753	23	—
HSBC Bank plc	9/20/23	USD	4,145	EUR	3,735	27	—
UBS AG	9/20/23	USD	3,236	EUR	2,912	26	—
Citibank, N.A.	9/20/23	USD	2,116	EUR	1,896	26	—
Morgan Stanley Capital Services Inc.	9/20/23	USD	78,030	GBP	60,790	—	(3)
State Street Bank & Trust Co.	9/20/23	USD	2,865	GBP	2,221	14	—
Bank of New York	9/20/23	USD	2,745	GBP	2,155	—	(21)
State Street Bank & Trust Co.	9/20/23	USD	1,152	GBP	905	—	(10)
Bank of Montreal	9/20/23	USD	1,906	JPY	266,239	20	—

Intermediate-Term Investment-Grade Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	9/20/23	USD	1,342	JPY	186,826	18	—
Bank of Montreal	9/20/23	USD	790	JPY	112,080	—	(5)
						14,272	(265)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S40-V1	6/21/28	USD	157,910	5.000	6,589	1,448
CDX-NA-IG-S40-V1	6/21/28	USD	670,184	1.000	11,591	7,896
					18,180	9,344

Credit Protection Purchased
iTraxx Europe-S39-V1	6/21/28	EUR	42,200	(1.000)	(724)	(176)
					17,456	9,168
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)[1]	Periodic Premium Received (Paid) (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/25	GSI	1,630	1.000	(30)	6	—	(36)
American Express Co./A2	12/23/25	GSI	1,630	1.000	32	26	6	—
American International Group Inc./Baa2	12/23/25	GSI	1,630	1.000	21	11	10	—
Berkshire Hathaway Inc./Aa2	12/21/24	BARC	19,400	1.000	266	160	106	—
Berkshire Hathaway Inc./Aa2	12/21/24	JPMC	9,400	1.000	129	75	54	—
Boeing Co./Baa2	12/23/25	GSI	1,630	1.000	20	(5)	25	—
Chubb INA Holdings Inc./A3	12/23/25	GSI	1,630	1.000	34	29	5	—
Comcast Corp./A3	12/23/25	GSI	1,630	1.000	28	23	5	—
CVS Health Corp./Baa2	12/23/25	GSI	1,630	1.000	28	18	10	—
Dominion Energy Inc./Baa2	12/23/25	GSI	1,630	1.000	27	23	4	—
Dow Chemical Co./Baa1	12/23/25	GSI	1,630	1.000	22	15	7	—
Enbridge Inc./Baa1	12/23/25	GSI	1,630	1.000	19	13	6	—
General Electric Co./Baa1	12/23/25	GSI	1,630	1.000	21	4	17	—

Intermediate-Term Investment-Grade Fund
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)[1]	Periodic Premium Received (Paid) (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
General Motors Co./Baa3	12/23/25	GSI	1,630	1.000	5	(1)	6	—
International Business Machines Corp./A3	12/23/25	GSI	1,630	1.000	30	24	6	—
Kroger Co./Baa1	12/23/25	GSI	1,630	1.000	26	18	8	—
Lincoln National Corp./Baa1	12/23/25	GSI	1,630	1.000	(24)	10	—	(34)
Lowe's Cos. Inc./Baa1	12/23/25	GSI	1,630	1.000	30	24	6	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	1,630	1.000	24	7	17	—
Marsh & McLennan Cos. Inc./Baa1	12/23/25	GSI	1,630	1.000	34	28	6	—
Metlife Inc./A3	6/21/24	BARC	24,300	1.000	144	4	140	—
Metlife Inc./A3	12/23/25	GSI	1,630	1.000	16	18	—	(2)
Mondelez International Inc./Baa1	12/23/25	GSI	1,630	1.000	29	21	8	—
Prudential Financial Inc./A3	12/23/25	GSI	1,630	1.000	17	18	—	(1)
Republic of Chile/A2	6/21/28	BNPSW	16,690	1.000	292	(65)	357	—
Republic of Chile/A2	6/21/28	MSCS	46,815	1.000	819	(462)	1,281	—
Republic of Peru/Baa1	6/21/28	GSI	2,612	1.000	36	(21)	57	—
Republic of South Africa/Ba2	6/21/28	BANA	7,250	1.000	(383)	(535)	152	—
Simon Property Group LP/A3	12/23/25	GSI	1,630	1.000	22	11	11	—
UnitedHealth Group Inc./A3	12/23/25	GSI	1,630	1.000	30	25	5	—
Verizon Communications Inc./Baa1	12/23/25	GSI	1,630	1.000	11	18	—	(7)
					1,775	(460)	2,315	(80)

Credit Protection Purchased
Bouygues SA	6/21/28	JPMC	23,300	(1.000)	(670)	(475)	—	(195)
					1,105	(935)	2,315	(275)
1	Periodic premium received/paid quarterly.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At July 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $15,933,000 and cash of $520,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund
Statement of Assets and Liabilities
As of July 31, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $33,327,696)	30,628,373
Affiliated Issuers (Cost $258,323)	258,323
Total Investments in Securities	30,886,696
Investment in Vanguard	1,058
Cash	162
Foreign Currency, at Value (Cost $5,691)	5,688
Receivables for Investment Securities Sold	154,475
Receivables for Accrued Income	323,720
Receivables for Capital Shares Issued	25,114
Swap Premiums Paid	629
Variation Margin Receivable—Futures Contracts	3,441
Unrealized Appreciation—Forward Currency Contracts	14,272
Unrealized Appreciation—Over-the-Counter Swap Contracts	2,315
Other Assets	100
Total Assets	31,417,670
Liabilities
Payables for Investment Securities Purchased	316,435
Payables for Capital Shares Redeemed	61,261
Payables for Distributions	14,981
Payables to Vanguard	1,424
Swap Premiums Received	1,564
Unrealized Depreciation—Forward Currency Contracts	265
Variation Margin Payable—Centrally Cleared Swap Contracts	3
Unrealized Depreciation—Over-the-Counter Swap Contracts	275
Total Liabilities	396,208
Net Assets	31,021,462
At July 31, 2023, net assets consisted of:

Paid-in Capital	36,340,757
Total Distributable Earnings (Loss)	(5,319,295)
Net Assets	31,021,462

Investor Shares—Net Assets
Applicable to 172,852,018 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,458,129
Net Asset Value Per Share—Investor Shares	$8.44

Admiral Shares—Net Assets
Applicable to 3,504,548,363 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	29,563,333
Net Asset Value Per Share—Admiral Shares	$8.44
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund
Statement of Operations

Six Months Ended July 31, 2023
($000)
Investment Income
Income
Interest[1]	604,927
Total Income	604,927
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,720
Management and Administrative— Investor Shares	1,305
Management and Administrative— Admiral Shares	11,896
Marketing and Distribution— Investor Shares	50
Marketing and Distribution— Admiral Shares	873
Custodian Fees	117
Shareholders’ Reports—Investor Shares	24
Shareholders’ Reports—Admiral Shares	167
Trustees’ Fees and Expenses	8
Other Expenses	9
Total Expenses	16,169
Expenses Paid Indirectly	(58)
Net Expenses	16,111
Net Investment Income	588,816
Realized Net Gain (Loss)
Investment Securities Sold[1]	(730,237)
Futures Contracts	(30,473)
Options Purchased	(3,466)
Swap Contracts	22,833
Forward Currency Contracts	(1,726)
Foreign Currencies	811
Realized Net Gain (Loss)	(742,258)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	52,450
Futures Contracts	(1,606)
Options Purchased	3,051
Swap Contracts	879
Forward Currency Contracts	11,350
Foreign Currencies	(210)
Change in Unrealized Appreciation (Depreciation)	65,914
Net Increase (Decrease) in Net Assets Resulting from Operations	(87,528)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,269,000, ($8,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
Statement of Changes in Net Assets

	Six Months Ended July 31, 2023	Year Ended January 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	588,816	938,958
Realized Net Gain (Loss)	(742,258)	(1,878,583)
Change in Unrealized Appreciation (Depreciation)	65,914	(1,917,336)
Net Increase (Decrease) in Net Assets Resulting from Operations	(87,528)	(2,856,961)
Distributions
Investor Shares	(27,842)	(48,031)
Admiral Shares	(571,878)	(928,367)
Total Distributions	(599,720)	(976,398)
Capital Share Transactions
Investor Shares	(30,549)	(173,065)
Admiral Shares	648,694	(810,969)
Net Increase (Decrease) from Capital Share Transactions	618,145	(984,034)
Total Increase (Decrease)	(69,103)	(4,817,393)
Net Assets
Beginning of Period	31,090,565	35,907,958
End of Period	31,021,462	31,090,565

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.62	$9.67	$10.39	$10.23	$9.52	$9.61
Investment Operations
Net Investment Income[1]	.157	.253	.218	.252	.300	.300
Net Realized and Unrealized Gain (Loss) on Investments	(.177)	(1.039)	(.550)	.500	.711	(.087)
Total from Investment Operations	(.020)	(.786)	(.332)	.752	1.011	.213
Distributions
Dividends from Net Investment Income	(.160)	(.264)	(.224)	(.257)	(.301)	(.303)
Distributions from Realized Capital Gains	—	—	(.164)	(.335)	—	—
Total Distributions	(.160)	(.264)	(.388)	(.592)	(.301)	(.303)
Net Asset Value, End of Period	$8.44	$8.62	$9.67	$10.39	$10.23	$9.52
Total Return[2]	-0.23%	-8.09%	-3.27%	7.49%	10.76%	2.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,458	$1,521	$1,895	$2,305	$2,459	$2,115
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%[3]	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.73%	2.91%	2.16%	2.41%	3.03%	3.20%
Portfolio Turnover Rate[4]	42%	93%	82%	113%[5]	114%	73%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 2%, 11%, 1%, 12%, 1%, and 1%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.62	$9.67	$10.39	$10.23	$9.52	$9.61
Investment Operations
Net Investment Income[1]	.161	.262	.228	.261	.309	.310
Net Realized and Unrealized Gain (Loss) on Investments	(.177)	(1.040)	(.550)	.501	.712	(.087)
Total from Investment Operations	(.016)	(.778)	(.322)	.762	1.021	.223
Distributions
Dividends from Net Investment Income	(.164)	(.272)	(.234)	(.267)	(.311)	(.313)
Distributions from Realized Capital Gains	—	—	(.164)	(.335)	—	—
Total Distributions	(.164)	(.272)	(.398)	(.602)	(.311)	(.313)
Net Asset Value, End of Period	$8.44	$8.62	$9.67	$10.39	$10.23	$9.52
Total Return[2]	-0.18%	-8.00%	-3.17%	7.59%	10.87%	2.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,563	$29,569	$34,013	$35,093	$31,146	$27,011
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.83%	3.02%	2.25%	2.50%	3.13%	3.30%
Portfolio Turnover Rate[4]	42%	93%	82%	113%[5]	114%	73%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 2%, 11%, 1%, 12%, 1%, and 1%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund
Notes to Financial Statements
Vanguard Intermediate-Term Investment-Grade Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

Intermediate-Term Investment-Grade Fund
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
6. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
During the six months ended July 31, 2023, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period.
7. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse

Intermediate-Term Investment-Grade Fund
imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2023, the fund’s average investments in long and short futures contracts represented 5% and 4% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended July 31, 2023, the fund’s average investment in forward currency contracts represented 3% of net assets, based on the average of the notional amounts at each quarter-end during the period.
9. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The

Intermediate-Term Investment-Grade Fund
clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended July 31, 2023, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 3% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
10. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
11. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either

Intermediate-Term Investment-Grade Fund
facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
13. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2023, the fund had contributed to Vanguard capital in the amount of $1,058,000, representing less than 0.01% of the fund’s net assets and 0.42% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $58,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Intermediate-Term Investment-Grade Fund
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,570,561	—	2,570,561
Asset-Backed/Commercial Mortgage-Backed Securities	—	227,279	—	227,279
Corporate Bonds	—	27,111,999	3	27,112,002
Floating Rate Loan Interests	—	28,996	—	28,996
Sovereign Bonds	—	598,975	—	598,975
Taxable Municipal Bonds	—	90,560	—	90,560
Temporary Cash Investments	258,323	—	—	258,323
Total	258,323	30,628,370	3	30,886,696
Derivative Financial Instruments
Assets
Futures Contracts[1]	13,117	—	—	13,117
Forward Currency Contracts	—	14,272	—	14,272
Swap Contracts	9,344[1]	2,315	—	11,659
Total	22,461	16,587	—	39,048
Liabilities
Futures Contracts[1]	10,190	—	—	10,190
Forward Currency Contracts	—	265	—	265
Swap Contracts	176[1]	275	—	451
Total	10,366	540	—	10,906
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At July 31, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Swap Premiums Paid	—	—	629	629
Unrealized Appreciation—Futures Contracts[1]	13,117	—	—	13,117
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	9,344	9,344
Unrealized Appreciation—Forward Currency Contracts	—	14,272	—	14,272
Unrealized Appreciation— Over-the-Counter Swap Contracts	—	—	2,315	2,315
Total Assets	13,117	14,272	12,288	39,677

Swap Premiums Received	—	—	1,564	1,564
Unrealized Depreciation—Futures Contracts[1]	10,190	—	—	10,190
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	—	—	176	176
Unrealized Depreciation—Forward Currency Contracts	—	265	—	265
Unrealized Depreciation— Over-the-Counter Swap Contracts	—	—	275	275
Total Liabilities	10,190	265	2,015	12,470
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Intermediate-Term Investment-Grade Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2023, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(30,473)	—	—	(30,473)
Options Purchased	(2,880)	—	(586)	(3,466)
Swap Contracts	—	—	22,833	22,833
Forward Currency Contracts	—	(1,726)	—	(1,726)
Realized Net Gain (Loss) on Derivatives	(33,353)	(1,726)	22,247	(12,832)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(1,606)	—	—	(1,606)
Options Purchased	2,880	—	171	3,051
Swap Contracts	—	—	879	879
Forward Currency Contracts	—	11,350	—	11,350
Change in Unrealized Appreciation (Depreciation) on Derivatives	1,274	11,350	1,050	13,674
F.	As of July 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	33,598,284
Gross Unrealized Appreciation	141,693
Gross Unrealized Depreciation	(2,826,074)
Net Unrealized Appreciation (Depreciation)	(2,684,381)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2023, the fund had available capital losses totaling $1,887,648,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended July 31, 2023, the fund purchased $7,612,951,000 of investment securities and sold $7,217,537,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $5,330,952,000 and $5,688,353,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2023, such purchases were $692,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	114,242	13,488	242,343	28,167
Issued in Lieu of Cash Distributions	24,543	2,896	42,584	4,941
Redeemed	(169,334)	(19,970)	(457,992)	(52,676)
Net Increase (Decrease)—Investor Shares	(30,549)	(3,586)	(173,065)	(19,568)

Intermediate-Term Investment-Grade Fund
	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	3,069,057	362,081	6,368,494	736,413
Issued in Lieu of Cash Distributions	490,744	57,909	795,930	92,412
Redeemed	(2,911,107)	(344,368)	(7,975,393)	(917,389)
Net Increase (Decrease)—Admiral Shares	648,694	75,622	(810,969)	(88,564)
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to July 31, 2023, that would require recognition or disclosure in these financial statements.

Long-Term Investment-Grade Fund
Fund Allocation
As of July 31, 2023
Asset-Backed/Commercial Mortgage-Backed Securities	0.3%
Corporate Bonds - Communications	6.2
Corporate Bonds - Consumer Discretionary	5.7
Corporate Bonds - Consumer Staples	5.4
Corporate Bonds - Energy	5.6
Corporate Bonds - Financials	16.6
Corporate Bonds - Health Care	11.3
Corporate Bonds - Industrials	4.5
Corporate Bonds - Materials	0.9
Corporate Bonds - Real Estate	0.5
Corporate Bonds - Technology	10.3
Corporate Bonds - Utilities	15.9
Floating Rate Loan Interests	0.0
Sovereign Bonds	1.3
Taxable Municipal Bonds	9.6
U.S. Government and Agency Obligations	5.9
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Long-Term Investment-Grade Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (5.8%)
U.S. Government Securities (5.2%)
	United States Treasury Note/Bond	3.750%	4/15/26	3,540	3,464
	United States Treasury Note/Bond	3.625%	5/15/26	4,219	4,116
	United States Treasury Note/Bond	2.625%	5/31/27	10,025	9,420
	United States Treasury Note/Bond	1.250%	3/31/28	6,607	5,781
	United States Treasury Note/Bond	1.250%	4/30/28	7,604	6,642
	United States Treasury Note/Bond	1.250%	6/30/28	2,757	2,399
	United States Treasury Note/Bond	3.500%	4/30/30	14,452	13,951
	United States Treasury Note/Bond	3.750%	5/31/30	4,869	4,772
	United States Treasury Note/Bond	3.500%	2/15/33	6,392	6,160
	United States Treasury Note/Bond	3.375%	5/15/33	57,542	54,881
	United States Treasury Note/Bond	4.375%	2/15/38	8,118	8,491
	United States Treasury Note/Bond	4.500%	5/15/38	76,616	81,069
	United States Treasury Note/Bond	4.250%	5/15/39	15,529	15,951
	United States Treasury Note/Bond	4.500%	8/15/39	10,000	10,563
[1]	United States Treasury Note/Bond	1.125%	8/15/40	8,590	5,394
	United States Treasury Note/Bond	1.375%	11/15/40	50,000	32,703
	United States Treasury Note/Bond	2.000%	11/15/41	11,871	8,516
	United States Treasury Note/Bond	2.375%	2/15/42	48,475	36,977
	United States Treasury Note/Bond	3.000%	5/15/42	9,822	8,272
[1,2]	United States Treasury Note/Bond	3.250%	5/15/42	91,920	80,387
[1,2]	United States Treasury Note/Bond	3.375%	8/15/42	103,385	91,964
[1]	United States Treasury Note/Bond	2.750%	11/15/42	17,100	13,776
	United States Treasury Note/Bond	3.875%	2/15/43	33,010	31,545
	United States Treasury Note/Bond	3.875%	5/15/43	27,500	26,293
	United States Treasury Note/Bond	3.000%	5/15/45	22,415	18,482
	United States Treasury Note/Bond	2.250%	8/15/46	20,000	14,225
	United States Treasury Note/Bond	3.000%	5/15/47	5,604	4,595
	United States Treasury Note/Bond	2.750%	8/15/47	22,000	17,218
	United States Treasury Note/Bond	3.125%	5/15/48	27,738	23,283
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.375%	11/15/48	44,000	38,686
[1,2]	United States Treasury Note/Bond	2.000%	8/15/51	31,483	20,813
[2]	United States Treasury Note/Bond	2.250%	2/15/52	5,333	3,739
[2]	United States Treasury Note/Bond	2.875%	5/15/52	31,561	25,407
	United States Treasury Note/Bond	3.000%	8/15/52	10,930	9,029
	United States Treasury Note/Bond	4.000%	11/15/52	11,339	11,330
	United States Treasury Note/Bond	3.625%	2/15/53	41,266	38,493
	United States Treasury Note/Bond	3.625%	5/15/53	40,973	38,284
	United States Treasury Strip Principal	0.000%	2/15/48	15,000	5,494
					832,565
Agency Bonds and Notes (0.3%)
	Tennessee Valley Authority	5.250%	9/15/39	33,800	35,373
	Tennessee Valley Authority	4.250%	9/15/65	10,000	8,788
					44,161
Conventional Mortgage-Backed Securities (0.3%)
[3,4]	Fannie Mae Pool	2.320%	4/1/36	37,423	28,826
[3,4]	Fannie Mae Pool	2.120%	10/1/36	23,000	17,076
					45,902
Total U.S. Government and Agency Obligations (Cost $1,009,138)					922,628
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
[3,5]	Blackstone Holdings Finance Co. LLC	2.800%	9/30/50	550	316
[3,4]	FHLMC Multifamily Structured Pass Through Certificates Class A2 Series K1521	2.184%	8/25/36	21,675	16,032
[3,4]	FHLMC Multifamily Structured Pass Through Certificates Class A2 Series K-1522	2.361%	10/25/36	29,170	22,236
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $52,557)					38,584
Corporate Bonds (80.4%)
Communications (6.0%)
	Alphabet Inc.	1.900%	8/15/40	33,925	23,178
	Alphabet Inc.	2.250%	8/15/60	15,758	9,481
	America Movil SAB de CV	4.375%	4/22/49	34,805	29,896
	AT&T Inc.	5.400%	2/15/34	7,536	7,414
[6]	AT&T Inc.	7.000%	4/30/40	600	817
	AT&T Inc.	3.500%	6/1/41	10,800	8,042
	AT&T Inc.	4.650%	6/1/44	1,520	1,278
	AT&T Inc.	3.650%	6/1/51	13,690	9,672
	AT&T Inc.	3.800%	12/1/57	3,697	2,570
[5]	Cable One Inc.	4.000%	11/15/30	32	25
[5]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	240	229
[5]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	440	381

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	300	260
	Comcast Corp.	5.650%	6/15/35	17,897	18,746
	Comcast Corp.	6.500%	11/15/35	4,320	4,843
	Comcast Corp.	3.200%	7/15/36	16,810	13,825
	Comcast Corp.	3.900%	3/1/38	39,335	33,959
	Comcast Corp.	4.600%	10/15/38	7,024	6,521
	Comcast Corp.	3.250%	11/1/39	14,540	11,465
	Comcast Corp.	3.750%	4/1/40	12,100	10,125
	Comcast Corp.	4.500%	1/15/43	1,184	997
	Comcast Corp.	4.750%	3/1/44	5,045	4,632
	Comcast Corp.	3.400%	7/15/46	14,755	11,073
	Comcast Corp.	4.000%	8/15/47	18,875	15,494
	Comcast Corp.	3.969%	11/1/47	80,688	66,588
	Comcast Corp.	4.000%	3/1/48	12,025	9,976
	Comcast Corp.	4.700%	10/15/48	6,335	5,852
	Comcast Corp.	3.999%	11/1/49	30,176	24,713
	Comcast Corp.	3.450%	2/1/50	8,500	6,375
	Comcast Corp.	2.800%	1/15/51	7,000	4,578
	Comcast Corp.	2.887%	11/1/51	43,903	29,173
	Comcast Corp.	2.450%	8/15/52	2,000	1,221
	Comcast Corp.	4.049%	11/1/52	3,837	3,159
	Comcast Corp.	5.350%	5/15/53	32,620	32,773
	Comcast Corp.	2.937%	11/1/56	117,626	75,505
	Comcast Corp.	4.950%	10/15/58	1,266	1,208
	Comcast Corp.	2.650%	8/15/62	3,000	1,781
	Comcast Corp.	2.987%	11/1/63	112,190	70,362
	Comcast Corp.	5.500%	5/15/64	25,320	25,378
[5]	CSC Holdings LLC	5.750%	1/15/30	105	54
[5]	CSC Holdings LLC	4.625%	12/1/30	161	81
[5]	CSC Holdings LLC	3.375%	2/15/31	105	73
[5]	Deutsche Telekom AG	3.625%	1/21/50	3,180	2,355
[5]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	295	266
	Discovery Communications LLC	4.650%	5/15/50	9,000	6,819
[5]	DISH DBS Corp.	5.250%	12/1/26	140	115
[5]	DISH DBS Corp.	5.750%	12/1/28	90	69
	DISH DBS Corp.	5.125%	6/1/29	168	85
[5]	DISH Network Corp.	11.750%	11/15/27	215	216
[5]	Frontier Communications Holdings LLC	5.000%	5/1/28	120	102
[5]	Frontier Communications Holdings LLC	6.000%	1/15/30	80	58
[5]	Level 3 Financing Inc.	3.400%	3/1/27	15	13
[5]	Level 3 Financing Inc.	4.625%	9/15/27	118	89
[5]	Level 3 Financing Inc.	3.625%	1/15/29	70	46
[5]	Level 3 Financing Inc.	3.875%	11/15/29	45	38
[5]	Level 3 Financing Inc.	10.500%	5/15/30	25	26
[5]	Lumen Technologies Inc.	4.000%	2/15/27	35	23
	Meta Platforms Inc.	4.950%	5/15/33	15,000	15,098
	Meta Platforms Inc.	4.450%	8/15/52	3,380	2,953
	Meta Platforms Inc.	5.600%	5/15/53	69,735	71,761
	Meta Platforms Inc.	5.750%	5/15/63	29,380	30,431
	NBCUniversal Media LLC	4.450%	1/15/43	8,827	7,869
[5]	News Corp.	3.875%	5/15/29	340	300
[5]	Nexstar Media Inc.	5.625%	7/15/27	82	77
[5]	Nexstar Media Inc.	4.750%	11/1/28	285	251
	Orange SA	5.375%	1/13/42	1,000	986
	Paramount Global Inc.	4.375%	3/15/43	11,065	7,666
	Paramount Global Inc.	4.950%	5/19/50	1,330	984
[5]	Scripps Escrow II Inc.	5.375%	1/15/31	65	50
[5]	Scripps Escrow Inc.	5.875%	7/15/27	155	130
[5]	Sirius XM Radio Inc.	5.000%	8/1/27	99	92
	Telefonica Emisiones SA	4.665%	3/6/38	950	808
	Telefonica Emisiones SA	5.213%	3/8/47	2,000	1,737
	Telefonica Emisiones SA	4.895%	3/6/48	2,475	2,057
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Time Warner Cable LLC	6.550%	5/1/37	7,275	6,993
	T-Mobile USA Inc.	3.000%	2/15/41	2,000	1,448
	T-Mobile USA Inc.	5.750%	1/15/54	7,420	7,567
	T-Mobile USA Inc.	5.800%	9/15/62	14,850	14,874
	TWDC Enterprises 18 Corp.	3.000%	7/30/46	5,837	4,096
[5]	Univision Communications Inc.	7.375%	6/30/30	155	151
[5]	UPC Broadband Finco BV	4.875%	7/15/31	135	114
[7]	Verizon Communications Inc.	2.875%	1/15/38	500	465
[7]	Verizon Communications Inc.	1.850%	5/18/40	200	155
	Verizon Communications Inc.	3.400%	3/22/41	5,528	4,200
[5]	Videotron Ltd.	3.625%	6/15/29	215	187
[7]	Vodafone Group plc	2.500%	5/24/39	400	349
	Vodafone Group plc	5.625%	2/10/53	3,205	3,107
[5]	VZ Secured Financing BV	5.000%	1/15/32	170	138
	Walt Disney Co.	6.200%	12/15/34	3,326	3,632
	Walt Disney Co.	6.400%	12/15/35	17,218	19,165
	Walt Disney Co.	6.650%	11/15/37	2,710	3,090
	Walt Disney Co.	3.500%	5/13/40	58,715	47,901
	Walt Disney Co.	4.750%	9/15/44	10,464	9,786
	Walt Disney Co.	2.750%	9/1/49	58,270	38,418
	Walt Disney Co.	3.600%	1/13/51	23,954	18,517
	Warnermedia Holdings Inc.	5.050%	3/15/42	10,535	8,777
	Warnermedia Holdings Inc.	5.141%	3/15/52	22,740	18,423
	Warnermedia Holdings Inc.	5.391%	3/15/62	10,460	8,498
[5]	WMG Acquisition Corp.	3.750%	12/1/29	580	508
[5]	Zayo Group Holdings Inc.	4.000%	3/1/27	350	250
					958,152
Consumer Discretionary (5.5%)
[5]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	203	187
	Alibaba Group Holding Ltd.	4.000%	12/6/37	31,000	25,950
	Alibaba Group Holding Ltd.	4.200%	12/6/47	14,873	11,628
	Alibaba Group Holding Ltd.	4.400%	12/6/57	13,080	10,162
	Amazon.com Inc.	3.875%	8/22/37	37,355	33,826
	Amazon.com Inc.	2.875%	5/12/41	4,500	3,435
	Amazon.com Inc.	4.950%	12/5/44	5,860	5,880
	Amazon.com Inc.	4.050%	8/22/47	80,075	70,802
	Amazon.com Inc.	2.500%	6/3/50	28,720	18,726
	Amazon.com Inc.	3.100%	5/12/51	22,740	16,649
	Amazon.com Inc.	3.950%	4/13/52	5,625	4,822
	Amazon.com Inc.	4.250%	8/22/57	46,971	41,487
	Amazon.com Inc.	2.700%	6/3/60	22,830	14,404
	Amazon.com Inc.	3.250%	5/12/61	31,975	22,794
	Amazon.com Inc.	4.100%	4/13/62	33,035	28,140
[5]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	75	65
[3]	American University	3.672%	4/1/49	2,563	2,024
	Asbury Automotive Group Inc.	4.500%	3/1/28	1,130	1,035
[5]	Boyne USA Inc.	4.750%	5/15/29	20	18
	Brown University	2.924%	9/1/50	1,600	1,142
[5]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	168	170
	California Institute of Technology	3.650%	9/1/19	4,242	2,834
[5]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	310	303
[5]	Carnival Corp.	5.750%	3/1/27	360	333
[5]	Carnival Corp.	9.875%	8/1/27	40	42
[5]	Carnival Corp.	4.000%	8/1/28	240	213
[5]	Carnival Corp.	10.500%	6/1/30	10	11
[5]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	70	76
	Case Western Reserve University	5.405%	6/1/22	1,893	1,796
[5]	CDI Escrow Issuer Inc.	5.750%	4/1/30	25	23

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.500%	5/1/25	180	178
[5]	Churchill Downs Inc.	5.500%	4/1/27	210	203
[5]	Churchill Downs Inc.	4.750%	1/15/28	288	266
[5]	Clarios Global LP	6.750%	5/15/25	31	31
[5]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	125	127
[5]	Clarios Global LP / Clarios US Finance Co.	6.750%	5/15/28	8	8
	Dana Inc.	4.500%	2/15/32	160	134
[3]	Duke University	2.682%	10/1/44	3,100	2,280
[3]	Duke University	2.832%	10/1/55	10,635	7,217
[5]	ERAC USA Finance LLC	4.900%	5/1/33	8,305	8,175
[5]	ERAC USA Finance LLC	5.400%	5/1/53	9,560	9,570
	Ford Foundation	2.815%	6/1/70	1,950	1,210
	Ford Motor Co.	9.625%	4/22/30	10	12
	Ford Motor Credit Co. LLC	3.815%	11/2/27	195	175
	Ford Motor Credit Co. LLC	6.800%	5/12/28	165	167
	Ford Motor Credit Co. LLC	2.900%	2/10/29	580	485
	Ford Motor Credit Co. LLC	7.200%	6/10/30	85	87
	General Motors Co.	5.150%	4/1/38	1,000	902
	General Motors Co.	5.200%	4/1/45	1,500	1,291
	General Motors Co.	5.400%	4/1/48	1,000	872
	George Washington University	4.300%	9/15/44	2,890	2,535
	Georgetown University	4.315%	4/1/49	14,755	12,933
	Georgetown University	2.943%	4/1/50	18,790	12,680
	Georgetown University	5.215%	10/1/18	5,945	5,368
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	110	101
[5]	Hanesbrands Inc.	9.000%	2/15/31	215	220
	Home Depot Inc.	5.875%	12/16/36	22,525	24,444
	Home Depot Inc.	3.300%	4/15/40	1,000	808
	Home Depot Inc.	5.400%	9/15/40	947	971
	Home Depot Inc.	5.950%	4/1/41	18,480	20,155
	Home Depot Inc.	4.875%	2/15/44	45,115	43,902
	Home Depot Inc.	4.400%	3/15/45	12,900	11,596
	Home Depot Inc.	4.250%	4/1/46	21,515	19,022
	Home Depot Inc.	3.900%	6/15/47	28,950	24,327
	Home Depot Inc.	4.500%	12/6/48	9,700	8,925
	Home Depot Inc.	3.125%	12/15/49	1,450	1,046
	Home Depot Inc.	3.350%	4/15/50	4,030	3,053
	Home Depot Inc.	2.375%	3/15/51	500	305
	Home Depot Inc.	2.750%	9/15/51	26,130	17,340
	Home Depot Inc.	3.625%	4/15/52	3,120	2,458
	Home Depot Inc.	3.500%	9/15/56	947	719
	Indiana University Foundation Inc.	2.820%	10/1/51	6,000	3,975
[3]	Johns Hopkins University	2.813%	1/1/60	2,000	1,313
	Leland Stanford Junior University	3.647%	5/1/48	16,833	14,206
	Leland Stanford Junior University	2.413%	6/1/50	1,600	1,031
[5]	Lithia Motors Inc.	4.625%	12/15/27	600	558
[5]	Lithia Motors Inc.	3.875%	6/1/29	558	481
[5]	Lithia Motors Inc.	4.375%	1/15/31	500	430
[5]	Live Nation Entertainment Inc.	5.625%	3/15/26	29	29
[5]	Live Nation Entertainment Inc.	6.500%	5/15/27	335	337
[5]	Live Nation Entertainment Inc.	3.750%	1/15/28	10	9
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	24,140	22,085
	Massachusetts Institute of Technology	2.989%	7/1/50	1,600	1,169
	Massachusetts Institute of Technology	3.067%	4/1/52	1,600	1,179
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Institute of Technology	5.600%	7/1/11	1,920	2,117
	Massachusetts Institute of Technology	4.678%	7/1/14	1,305	1,205
[5]	Mattel Inc.	3.375%	4/1/26	110	102
[5]	Mattel Inc.	5.875%	12/15/27	84	82
[5]	Meritage Homes Corp.	3.875%	4/15/29	440	394
[5]	NCL Corp. Ltd.	5.875%	2/15/27	135	131
[5]	NCL Corp. Ltd.	7.750%	2/15/29	75	72
	Newell Brands Inc.	6.375%	9/15/27	60	59
	Newell Brands Inc.	6.625%	9/15/29	155	155
	NIKE Inc.	3.625%	5/1/43	30,604	25,875
	NIKE Inc.	3.375%	11/1/46	19,180	15,094
[5]	Nissan Motor Co. Ltd.	4.810%	9/17/30	35	32
[3]	Northeastern University	2.894%	10/1/50	17,647	12,064
[5]	Ontario Gaming GTA LP	8.000%	8/1/30	40	40
[5]	Penn National Gaming Inc.	5.625%	1/15/27	45	42
	President and Fellows of Harvard College	5.625%	10/1/38	2,500	2,648
[5]	President and Fellows of Harvard College	6.500%	1/15/39	3,709	4,346
	President and Fellows of Harvard College	4.875%	10/15/40	750	750
	President and Fellows of Harvard College	3.150%	7/15/46	17,450	13,254
	President and Fellows of Harvard College	3.745%	11/15/52	31,590	26,523
[7]	Robert Bosch GmbH	4.375%	6/2/43	200	221
	Rockefeller Foundation	2.492%	10/1/50	38,532	24,795
[5]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	11	12
[5]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	36	38
[5]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	24	24
[5]	Studio City Co. Ltd.	7.000%	2/15/27	105	100
	Thomas Jefferson University	3.847%	11/1/57	25,885	18,754
	Trustees of Princeton University	2.516%	7/1/50	3,115	2,099
	Trustees of Princeton University	4.201%	3/1/52	18,865	17,241
	Trustees of the University of Pennsylvania	3.610%	2/15/19	20,230	14,363
[3]	University of Chicago	2.761%	4/1/45	11,735	8,951
[3]	University of Chicago	2.547%	4/1/50	10,000	6,771
	University of Chicago	3.000%	10/1/52	5,695	4,028
[3]	University of Southern California	3.028%	10/1/39	2,500	2,011
	University of Southern California	4.976%	10/1/53	17,610	17,779
[5]	Vail Resorts Inc.	6.250%	5/15/25	595	596
[7]	Volkswagen International Finance NV	1.500%	1/21/41	100	70
	Washington University	3.524%	4/15/54	2,300	1,835
	Washington University	4.349%	4/15/22	1,830	1,497
[5]	WK Kellogg Foundation Trust	2.443%	10/1/50	42,390	26,763
[5]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	240	221
	Yale University	2.402%	4/15/50	19,845	12,813
					878,044
Consumer Staples (5.2%)
	Altria Group Inc.	5.800%	2/14/39	5,250	5,166
	Altria Group Inc.	3.400%	2/4/41	3,750	2,612
	Altria Group Inc.	4.450%	5/6/50	1,130	847
	Anheuser-Busch Cos. LLC	6.750%	12/15/27	400	421
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	10,220	9,912
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	24,075	22,819

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	2,000	1,838
[7]	Anheuser-Busch InBev SA NV	3.700%	4/2/40	600	626
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	5,500	5,096
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	12,383	16,014
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	6,000	6,185
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	6,588	6,001
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	3,800	3,698
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	13,950	12,734
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	3,130	2,789
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	62,770	65,079
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	2,685	2,443
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	12,685	11,610
	Archer-Daniels-Midland Co.	4.500%	3/15/49	18,749	17,336
	Archer-Daniels-Midland Co.	2.700%	9/15/51	21,850	14,581
[5]	Bacardi Ltd. / Bacardi-Martini BV	5.900%	6/15/43	12,715	12,812
	Bat Capital Corp.	7.079%	8/2/43	1,800	1,796
	Bat Capital Corp.	7.081%	8/2/53	2,190	2,186
	BAT Capital Corp.	4.390%	8/15/37	1,375	1,088
	BAT Capital Corp.	4.540%	8/15/47	3,535	2,618
	BAT Capital Corp.	4.758%	9/6/49	5,915	4,487
[6]	BAT International Finance plc	2.250%	9/9/52	300	155
[5]	Cargill Inc.	4.750%	4/24/33	11,455	11,257
[5]	Cargill Inc.	4.760%	11/23/45	20,000	18,716
[5]	Cargill Inc.	3.125%	5/25/51	13,715	9,771
[5]	Cargill Inc.	4.375%	4/22/52	6,210	5,511
	Coca-Cola Co.	2.500%	6/1/40	2,000	1,480
	Coca-Cola Co.	2.875%	5/5/41	10,925	8,467
	Coca-Cola Co.	2.600%	6/1/50	30,500	20,945
	Coca-Cola Co.	3.000%	3/5/51	41,520	31,025
	Coca-Cola Co.	2.500%	3/15/51	22,750	15,232
	Constellation Brands Inc.	5.250%	11/15/48	2,500	2,382
[5]	Coty Inc.	5.000%	4/15/26	15	14
[5]	Coty Inc./HFC Prestige Products Inc./HFC Prestige International US LLC	6.625%	7/15/30	30	30
	Diageo Capital plc	5.500%	1/24/33	1,640	1,727
[5]	Energizer Holdings Inc.	4.750%	6/15/28	310	278
	Estee Lauder Cos. Inc.	5.150%	5/15/53	19,240	19,300
	Hershey Co.	3.125%	11/15/49	25,500	18,562
[5]	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance Inc.	4.375%	2/2/52	2,280	1,647
[5]	Kenvue Inc.	5.100%	3/22/43	12,905	12,933
[5]	Kenvue Inc.	5.050%	3/22/53	20,555	20,682
[5]	Kenvue Inc.	5.200%	3/22/63	13,235	13,329
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,000	870
	Kimberly-Clark Corp.	3.200%	7/30/46	14,400	10,760
	Kraft Heinz Foods Co.	4.875%	10/1/49	2,150	1,955
[5]	Lamb Weston Holdings Inc.	4.875%	5/15/28	145	138
[5]	Nestle Holdings Inc.	3.900%	9/24/38	38,975	34,828
[5]	Nestle Holdings Inc.	4.000%	9/24/48	23,255	20,308
	Pepsico Inc.	4.200%	7/18/52	2,475	2,292
	PepsiCo Inc.	4.450%	4/14/46	4,784	4,581
	PepsiCo Inc.	4.000%	5/2/47	3,250	2,957
	PepsiCo Inc.	3.375%	7/29/49	4,814	3,843
	PepsiCo Inc.	2.875%	10/15/49	3,113	2,301
	PepsiCo Inc.	2.750%	10/21/51	17,180	12,094
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PepsiCo Inc.	4.650%	2/15/53	59,960	59,476
[5]	Performance Food Group Inc.	6.875%	5/1/25	80	80
[5]	Performance Food Group Inc.	4.250%	8/1/29	40	36
	Philip Morris International Inc.	5.750%	11/17/32	2,615	2,673
	Philip Morris International Inc.	5.375%	2/15/33	17,140	17,087
	Philip Morris International Inc.	6.375%	5/16/38	14,871	16,124
[7]	Philip Morris International Inc.	1.450%	8/1/39	600	399
	Philip Morris International Inc.	4.375%	11/15/41	4,890	4,160
	Philip Morris International Inc.	3.875%	8/21/42	6,750	5,368
	Philip Morris International Inc.	4.125%	3/4/43	26,645	21,692
	Philip Morris International Inc.	4.875%	11/15/43	9,345	8,391
	Philip Morris International Inc.	4.250%	11/10/44	4,290	3,556
[5]	SC Johnson & Son Inc.	4.000%	5/15/43	28,110	22,958
	Target Corp.	3.900%	11/15/47	2,000	1,675
	Target Corp.	2.950%	1/15/52	28,895	19,946
	Target Corp.	4.800%	1/15/53	2,370	2,251
	Unilever Capital Corp.	2.625%	8/12/51	2,000	1,350
[5]	United Natural Foods Inc.	6.750%	10/15/28	81	68
	Walmart Inc.	3.950%	6/28/38	24,957	22,818
	Walmart Inc.	5.625%	4/1/40	1,840	1,984
	Walmart Inc.	5.625%	4/15/41	5,585	6,052
	Walmart Inc.	4.000%	4/11/43	1,326	1,183
	Walmart Inc.	3.625%	12/15/47	13,145	10,962
	Walmart Inc.	2.950%	9/24/49	3,758	2,760
	Walmart Inc.	2.650%	9/22/51	3,000	2,097
	Walmart Inc.	4.500%	9/9/52	24,965	23,987
	Walmart Inc.	4.500%	4/15/53	31,880	30,713
					833,010
Energy (5.4%)
[5]	Antero Resources Corp.	5.375%	3/1/30	150	140
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	2,500	2,050
	BP Capital Markets America Inc.	3.060%	6/17/41	25,555	19,222
	BP Capital Markets America Inc.	3.000%	2/24/50	4,160	2,880
	BP Capital Markets America Inc.	2.772%	11/10/50	37,140	24,378
	BP Capital Markets America Inc.	2.939%	6/4/51	51,770	35,097
	BP Capital Markets America Inc.	3.001%	3/17/52	26,280	17,967
	BP Capital Markets America Inc.	3.379%	2/8/61	51,895	36,578
[7]	BP Capital Markets BV	1.467%	9/21/41	300	212
	Burlington Resources LLC	5.950%	10/15/36	2,000	2,130
	Chevron Corp.	3.078%	5/11/50	19,305	14,188
	Chevron USA Inc.	2.343%	8/12/50	5,790	3,653
[5]	Civitas Resources Inc.	8.750%	7/1/31	75	78
[5]	CNX Resources Corp.	7.375%	1/15/31	65	64
	ConocoPhillips	5.900%	10/15/32	1,326	1,427
	ConocoPhillips Co.	3.758%	3/15/42	9,700	8,110
	ConocoPhillips Co.	4.300%	11/15/44	11,948	10,649
	ConocoPhillips Co.	3.800%	3/15/52	41,665	33,560
	ConocoPhillips Co.	5.300%	5/15/53	22,090	22,349
	ConocoPhillips Co.	4.025%	3/15/62	37,905	30,505
[5]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	95	94
	DCP Midstream Operating LP	5.625%	7/15/27	56	56
	DCP Midstream Operating LP	5.125%	5/15/29	180	177
[5]	DT Midstream Inc.	4.125%	6/15/29	445	395
[5]	DT Midstream Inc.	4.375%	6/15/31	175	152
[5]	EIG Pearl Holdings Sarl	4.387%	11/30/46	10,690	8,361
[5]	Endeavor Energy Resources LP / EER Finance Inc.	5.750%	1/30/28	150	146
	Energy Transfer LP	5.000%	5/15/50	3,000	2,536

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	EnLink Midstream LLC	5.625%	1/15/28	50	49
	EnLink Midstream LLC	5.375%	6/1/29	125	119
	Enterprise Products Operating LLC	4.900%	5/15/46	1,500	1,372
	Enterprise Products Operating LLC	4.200%	1/31/50	1,500	1,244
	EOG Resources Inc.	3.900%	4/1/35	1,650	1,483
	EOG Resources Inc.	4.950%	4/15/50	16,580	16,182
[5]	EQM Midstream Partners LP	7.500%	6/1/27	85	86
[5]	EQM Midstream Partners LP	6.500%	7/1/27	145	144
	EQM Midstream Partners LP	5.500%	7/15/28	170	164
[5]	EQM Midstream Partners LP	7.500%	6/1/30	85	88
	Equinor ASA	3.625%	4/6/40	19,225	15,982
	Equinor ASA	4.250%	11/23/41	1,944	1,744
	Equinor ASA	3.950%	5/15/43	35,350	30,400
	Equinor ASA	3.250%	11/18/49	18,640	13,750
	Equinor ASA	3.700%	4/6/50	19,800	15,924
	Exxon Mobil Corp.	2.995%	8/16/39	5,178	4,069
	Exxon Mobil Corp.	4.227%	3/19/40	5,000	4,576
	Exxon Mobil Corp.	3.567%	3/6/45	10,700	8,590
	Exxon Mobil Corp.	4.114%	3/1/46	37,020	32,363
	Exxon Mobil Corp.	3.095%	8/16/49	14,590	10,584
	Exxon Mobil Corp.	4.327%	3/19/50	66,961	59,940
	Exxon Mobil Corp.	3.452%	4/15/51	29,295	22,499
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	22,497	18,173
	Genesis Energy LP / Genesis Energy Finance Corp.	6.500%	10/1/25	20	20
[3,5]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	7,850	8,044
[3,5]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	20,280	20,965
	Halliburton Co.	4.500%	11/15/41	960	822
[5]	Hilcorp Energy I LP / Hilcorp Finance Co.	5.750%	2/1/29	35	32
[5]	Hilcorp Energy I LP / Hilcorp Finance Co.	6.000%	2/1/31	45	41
	KazMunayGas National Co. JSC	6.375%	10/24/48	1,425	1,267
	MPLX LP	5.500%	2/15/49	10,000	9,164
[5]	Northern Natural Gas Co.	3.400%	10/16/51	2,800	1,903
	Nustar Logistics LP	6.375%	10/1/30	140	135
[5]	Permian Resources Operating LLC	7.750%	2/15/26	120	121
[5]	Permian Resources Operating LLC	5.875%	7/1/29	285	272
	Petroleos del Peru SA	5.625%	6/19/47	4,570	3,062
	Petroleos Mexicanos	6.500%	6/2/41	476	307
	Petroleos Mexicanos	6.375%	1/23/45	77	49
	Petroleos Mexicanos	6.750%	9/21/47	397	254
	Petroleos Mexicanos	6.950%	1/28/60	1,147	731
	Petronas Capital Ltd.	3.500%	4/21/30	8,245	7,606
	Shell International Finance BV	4.125%	5/11/35	19,405	18,012
	Shell International Finance BV	6.375%	12/15/38	4,211	4,733
	Shell International Finance BV	5.500%	3/25/40	13,990	14,535
	Shell International Finance BV	2.875%	11/26/41	15,345	11,358
	Shell International Finance BV	3.625%	8/21/42	1,000	826
	Shell International Finance BV	4.550%	8/12/43	19,195	17,773
	Shell International Finance BV	4.375%	5/11/45	42,595	38,251
	Shell International Finance BV	4.000%	5/10/46	37,137	31,549
	Shell International Finance BV	3.750%	9/12/46	63,375	51,470
	Shell International Finance BV	3.125%	11/7/49	5,000	3,608
	Shell International Finance BV	3.250%	4/6/50	16,730	12,267
	Shell International Finance BV	3.000%	11/26/51	33,789	23,537
[5]	Tap Rock Resources LLC	7.000%	10/1/26	200	207
	Targa Resources Corp.	6.500%	2/15/53	4,565	4,708
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	158	159
	Total Capital International SA	2.986%	6/29/41	28,045	21,096
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Total Energies Capital International SA	3.461%	7/12/49	500	383
	Total Energies Capital International SA	3.127%	5/29/50	31,845	22,886
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	1,815	1,556
[5]	Transocean Inc.	8.750%	2/15/30	250	259
[5]	Transocean Titan Financing Ltd.	8.375%	2/1/28	20	21
[5]	Valaris Ltd.	8.375%	4/30/30	30	31
[5]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	240	208
[5]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	45	44
[5]	Venture Global LNG Inc.	8.125%	6/1/28	50	51
[5]	Venture Global LNG Inc.	8.375%	6/1/31	200	203
	Western Midstream Operating LP	4.500%	3/1/28	310	295
					871,500
Financials (16.1%)
	ACE Capital Trust II	9.700%	4/1/30	3,745	4,473
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.850%	10/29/41	8,250	6,228
	Aflac Inc.	4.000%	10/15/46	1,697	1,345
	Allstate Corp.	5.250%	3/30/33	7,110	7,053
	Allstate Corp.	4.200%	12/15/46	12,485	10,124
	American International Group Inc.	4.375%	6/30/50	3,305	2,829
	Aon Corp. / Aon Global Holdings plc	3.900%	2/28/52	4,600	3,596
	Bank of America Corp.	6.110%	1/29/37	3,957	4,159
	Bank of America Corp.	4.244%	4/24/38	68,876	60,916
	Bank of America Corp.	4.078%	4/23/40	28,585	24,584
	Bank of America Corp.	2.676%	6/19/41	66,163	46,842
	Bank of America Corp.	5.875%	2/7/42	9,230	9,857
	Bank of America Corp.	3.311%	4/22/42	57,690	44,443
	Bank of America Corp.	4.443%	1/20/48	24,655	21,920
	Bank of America Corp.	3.946%	1/23/49	64,760	52,343
	Bank of America Corp.	4.330%	3/15/50	29,336	25,670
	Bank of America Corp.	4.083%	3/20/51	31,765	26,487
	Bank of America Corp.	2.831%	10/24/51	23,395	15,527
	Bank of America Corp.	2.972%	7/21/52	4,250	2,910
	Bank of America NA	6.000%	10/15/36	4,950	5,265
	Bank of New York Mellon Corp.	4.289%	6/13/33	26,880	25,080
	Bank of New York Mellon Corp.	5.834%	10/25/33	2,250	2,329
	Bank of New York Mellon Corp.	4.706%	2/1/34	6,160	5,869
	Barclays plc	7.119%	6/27/34	6,280	6,354
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,000	1,892
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	2,000	1,823
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	11,500	10,336
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	43,795	39,953
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	6,120	4,206
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	8,900	7,282
[7]	Berkshire Hathaway Inc.	1.625%	3/16/35	400	352
	Berkshire Hathaway Inc.	4.500%	2/11/43	13,290	12,954
[5]	Blackstone Holdings Finance Co. LLC	3.500%	9/10/49	2,714	1,808
	Capital One Financial Corp.	6.377%	6/8/34	7,810	7,882
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,500	1,297
	Chubb INA Holdings Inc.	4.350%	11/3/45	20,125	17,994

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chubb INA Holdings Inc.	2.850%	12/15/51	1,000	685
	Chubb INA Holdings Inc.	3.050%	12/15/61	7,235	4,845
	Citigroup Inc.	6.174%	5/25/34	2,670	2,709
	Citigroup Inc.	3.878%	1/24/39	67,590	56,613
	Citigroup Inc.	5.316%	3/26/41	10,000	9,727
	Citigroup Inc.	5.875%	1/30/42	6,270	6,579
	Citigroup Inc.	4.650%	7/30/45	15,342	13,706
	Citigroup Inc.	4.650%	7/23/48	6,702	6,045
[5]	Commonwealth Bank of Australia	3.305%	3/11/41	3,000	2,075
	Cooperatieve Rabobank UA	5.250%	5/24/41	1,375	1,426
	Corebridge Financial Inc.	3.900%	4/5/32	2,610	2,302
	Corebridge Financial Inc.	4.350%	4/5/42	7,445	6,055
	Corebridge Financial Inc.	4.400%	4/5/52	3,990	3,192
	Equitable Holdings Inc.	5.000%	4/20/48	5,789	5,059
[5]	Five Corners Funding Trust IV	5.997%	2/15/53	3,700	3,778
[5]	FMR LLC	6.450%	11/15/39	16,010	16,627
	Gaci First Investment Co.	4.875%	2/14/35	3,800	3,633
	GATX Corp.	3.100%	6/1/51	2,725	1,721
[5]	Global Atlantic Fin Co.	7.950%	6/15/33	2,400	2,404
[6]	Goldman Sachs Group Inc.	6.875%	1/18/38	400	522
	Goldman Sachs Group Inc.	4.017%	10/31/38	125,440	106,416
	Goldman Sachs Group Inc.	4.411%	4/23/39	36,547	32,263
	Goldman Sachs Group Inc.	6.250%	2/1/41	5,200	5,581
	Goldman Sachs Group Inc.	3.210%	4/22/42	2,300	1,704
	Goldman Sachs Group Inc.	2.908%	7/21/42	20,480	14,413
	Goldman Sachs Group Inc.	3.436%	2/24/43	20,660	15,739
	Goldman Sachs Group Inc.	4.800%	7/8/44	3,000	2,755
	Goldman Sachs Group Inc.	5.150%	5/22/45	2,000	1,878
	Goldman Sachs Group Inc.	4.750%	10/21/45	1,000	919
	HSBC Holdings plc	7.625%	5/17/32	3,010	3,204
	HSBC Holdings plc	6.254%	3/9/34	12,820	13,213
	HSBC Holdings plc	6.547%	6/20/34	14,965	14,948
	HSBC Holdings plc	6.500%	9/15/37	20,522	20,726
	HSBC Holdings plc	6.800%	6/1/38	48,749	49,385
[6]	HSBC Holdings plc	6.000%	3/29/40	200	233
	HSBC Holdings plc	6.100%	1/14/42	2,975	3,188
	HSBC Holdings plc	6.332%	3/9/44	32,875	34,369
	HSBC Holdings plc	5.250%	3/14/44	2,200	2,011
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,000	709
	Intercontinental Exchange Inc.	4.250%	9/21/48	9,125	7,921
	Intercontinental Exchange Inc.	3.000%	6/15/50	7,920	5,459
	Intercontinental Exchange Inc.	4.950%	6/15/52	57,395	55,017
	Intercontinental Exchange Inc.	3.000%	9/15/60	2,211	1,417
	Intercontinental Exchange Inc.	5.200%	6/15/62	44,205	43,358
	Invesco Finance plc	5.375%	11/30/43	5,163	4,969
[7]	JAB Holdings BV	2.250%	12/19/39	200	155
	Jefferies Financial Group Inc.	6.500%	1/20/43	377	380
	JPMorgan Chase & Co.	5.350%	6/1/34	32,360	32,594
	JPMorgan Chase & Co.	6.400%	5/15/38	32,899	36,859
	JPMorgan Chase & Co.	3.882%	7/24/38	49,712	42,911
	JPMorgan Chase & Co.	5.500%	10/15/40	34,480	35,719
	JPMorgan Chase & Co.	3.109%	4/22/41	18,000	13,670
	JPMorgan Chase & Co.	5.600%	7/15/41	6,286	6,559
	JPMorgan Chase & Co.	5.400%	1/6/42	2,730	2,807
	JPMorgan Chase & Co.	3.157%	4/22/42	27,500	20,834
	JPMorgan Chase & Co.	4.260%	2/22/48	36,921	31,948
	JPMorgan Chase & Co.	4.032%	7/24/48	32,890	27,307
	JPMorgan Chase & Co.	3.964%	11/15/48	105,345	86,456
	JPMorgan Chase & Co.	3.897%	1/23/49	44,655	36,282
	JPMorgan Chase & Co.	3.109%	4/22/51	19,160	13,472
	JPMorgan Chase & Co.	3.328%	4/22/52	28,605	21,033
[5]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	205	173
[5]	LSEGA Financing plc	3.200%	4/6/41	24,545	18,348
	M&T Bank Corp.	5.053%	1/27/34	23,270	21,900
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	3,985	3,415
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	1,500	1,675
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	7,400	7,510
[5]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	7,366	5,257
[5]	Massachusetts Mutual Life Insurance Co.	3.729%	10/15/70	15,195	10,191
	MetLife Inc.	4.125%	8/13/42	51,081	43,328
	MetLife Inc.	4.875%	11/13/43	10,000	9,257
	MetLife Inc.	4.050%	3/1/45	5,696	4,764
	MetLife Inc.	5.000%	7/15/52	6,500	6,099
	MetLife Inc.	5.250%	1/15/54	28,512	27,767
[5]	Midcap Financial Issuer Trust	5.625%	1/15/30	177	142
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	4,900	4,887
	Morgan Stanley	2.239%	7/21/32	15,310	12,178
[7]	Morgan Stanley	5.148%	1/25/34	300	346
	Morgan Stanley	5.250%	4/21/34	20,315	20,042
	Morgan Stanley	5.424%	7/21/34	17,260	17,253
	Morgan Stanley	5.948%	1/19/38	8,990	8,909
[8]	Morgan Stanley	3.971%	7/22/38	79,115	67,460
	Morgan Stanley	4.457%	4/22/39	6,850	6,171
	Morgan Stanley	3.217%	4/22/42	5,935	4,485
	Morgan Stanley	6.375%	7/24/42	36,920	41,317
	Morgan Stanley	4.300%	1/27/45	23,756	20,856
	Morgan Stanley	4.375%	1/22/47	24,750	22,112
	Morgan Stanley	5.597%	3/24/51	750	781
	Morgan Stanley	2.802%	1/25/52	2,725	1,780
	Nasdaq Inc.	5.550%	2/15/34	5,000	5,043
	Nasdaq Inc.	2.500%	12/21/40	6,042	4,024
	Nasdaq Inc.	3.950%	3/7/52	1,000	770
	Nasdaq Inc.	5.950%	8/15/53	6,110	6,235
	Nasdaq Inc.	6.100%	6/28/63	8,855	8,933
[5]	Nationwide Mutual Insurance Co.	9.375%	8/15/39	24,046	30,746
[5]	Nationwide Mutual Insurance Co.	4.950%	4/22/44	13,215	11,056
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	13,720	10,412
	Navient Corp.	9.375%	7/25/30	50	50
[5]	New York Life Insurance Co.	5.875%	5/15/33	36,125	37,377
[5]	New York Life Insurance Co.	4.450%	5/15/69	2,500	2,024
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	8,944	6,863
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	33,074	23,031
	OneMain Finance Corp.	3.500%	1/15/27	140	121
	Principal Financial Group Inc.	5.500%	3/15/53	3,956	3,740
	Progressive Corp.	4.125%	4/15/47	3,420	2,912
	Progressive Corp.	3.950%	3/26/50	1,670	1,358
	Prudential Financial Inc.	5.700%	12/14/36	1,540	1,594
	Prudential Financial Inc.	3.000%	3/10/40	3,250	2,465
	Prudential Financial Inc.	4.600%	5/15/44	1,769	1,600
	Prudential Financial Inc.	3.905%	12/7/47	1,420	1,139
	Prudential Financial Inc.	4.418%	3/27/48	390	334
	Prudential Financial Inc.	3.935%	12/7/49	1,560	1,245
	Prudential Financial Inc.	4.350%	2/25/50	1,548	1,328
	Prudential Financial Inc.	3.700%	3/13/51	6,484	4,975
[5]	Societe Generale SA	6.691%	1/10/34	12,655	12,978
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	1,800	1,265
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	4,190	4,359
[5]	Teachers Insurance & Annuity Assn. of America	3.300%	5/15/50	16,150	11,197
	Travelers Cos. Inc.	4.600%	8/1/43	1,100	990
	Travelers Cos. Inc.	3.750%	5/15/46	2,954	2,323
	Travelers Cos. Inc.	4.000%	5/30/47	2,600	2,182

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Travelers Cos. Inc.	4.100%	3/4/49	15,000	12,646
	Travelers Cos. Inc.	3.050%	6/8/51	41,465	29,427
	Travelers Cos. Inc.	5.450%	5/25/53	12,875	13,409
	Truist Financial Corp.	5.867%	6/8/34	2,830	2,854
[5]	UBS Group AG	5.959%	1/12/34	15,140	15,345
	US Bancorp	2.491%	11/3/36	2,000	1,502
	Wachovia Corp.	5.500%	8/1/35	2,322	2,276
	Wells Fargo & Co.	3.350%	3/2/33	30,000	25,748
	Wells Fargo & Co.	5.557%	7/25/34	43,375	43,573
	Wells Fargo & Co.	3.068%	4/30/41	16,910	12,393
	Wells Fargo & Co.	5.375%	11/2/43	55,167	51,997
	Wells Fargo & Co.	5.606%	1/15/44	119,265	115,365
	Wells Fargo & Co.	4.650%	11/4/44	6,127	5,208
	Wells Fargo & Co.	3.900%	5/1/45	3,837	3,107
	Wells Fargo & Co.	4.900%	11/17/45	18,930	16,656
	Wells Fargo & Co.	4.400%	6/14/46	33,292	27,177
	Wells Fargo & Co.	4.750%	12/7/46	43,559	37,296
	Wells Fargo & Co.	5.013%	4/4/51	48,280	45,028
	Wells Fargo & Co.	4.611%	4/25/53	5,300	4,647
	Wells Fargo Bank NA	6.600%	1/15/38	500	546
					2,583,738
Health Care (11.0%)
	Abbott Laboratories	4.750%	11/30/36	6,000	6,017
	Abbott Laboratories	5.300%	5/27/40	15,015	15,642
	Abbott Laboratories	4.900%	11/30/46	59,115	59,025
	AbbVie Inc.	4.300%	5/14/36	1,000	919
	AdventHealth Obligated Group	2.795%	11/15/51	3,000	1,931
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	7,315	6,310
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	15,205	11,161
[3]	Allina Health System	3.887%	4/15/49	3,569	2,921
	AmerisourceBergen Corp.	4.300%	12/15/47	7,869	6,650
	Amgen Inc.	5.600%	3/2/43	401	399
	Amgen Inc.	5.650%	3/2/53	23,460	23,535
	Amgen Inc.	5.750%	3/2/63	5,770	5,800
	Ascension Health	3.106%	11/15/39	3,000	2,322
	AstraZeneca plc	4.375%	11/16/45	9,000	8,274
	AstraZeneca plc	2.125%	8/6/50	2,000	1,227
	AstraZeneca plc	3.000%	5/28/51	20,190	14,733
	Baptist Health South Florida Obligated Group	3.115%	11/15/71	2,200	1,278
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,400	1,020
	Baxter International Inc.	3.132%	12/1/51	23,800	15,833
	Baylor Scott & White Holdings	2.839%	11/15/50	12,850	8,516
[7]	Becton Dickinson Euro Finance Sarl	1.336%	8/13/41	300	208
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	11,255	7,092
	Bristol-Myers Squibb Co.	4.125%	6/15/39	26,677	23,981
	Bristol-Myers Squibb Co.	2.350%	11/13/40	28,285	19,629
	Bristol-Myers Squibb Co.	4.350%	11/15/47	3,300	2,930
	Bristol-Myers Squibb Co.	4.550%	2/20/48	777	708
	Bristol-Myers Squibb Co.	4.250%	10/26/49	97,990	85,112
	Bristol-Myers Squibb Co.	2.550%	11/13/50	3,180	2,015
	Bristol-Myers Squibb Co.	3.700%	3/15/52	7,380	5,843
	Bristol-Myers Squibb Co.	3.900%	3/15/62	39,835	31,324
[5]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	125	104
[5]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	85	71
	Children's Health System of Texas	2.511%	8/15/50	2,500	1,532
	Children's Hospital of Philadelphia	2.704%	7/1/50	1,250	797
	City of Hope	5.623%	11/15/43	1,944	1,886
	City of Hope	4.378%	8/15/48	1,671	1,394
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CommonSpirit Health	4.187%	10/1/49	1,412	1,146
[5]	CSL Finance plc	4.750%	4/27/52	14,200	13,061
	CVS Health Corp.	2.700%	8/21/40	2,100	1,459
	CVS Health Corp.	5.875%	6/1/53	7,790	7,907
	CVS Health Corp.	6.000%	6/1/63	5,110	5,182
	Danaher Corp.	2.600%	10/1/50	2,000	1,320
	Danaher Corp.	2.800%	12/10/51	2,275	1,538
[5]	DaVita Inc.	3.750%	2/15/31	140	112
	Dignity Health	4.500%	11/1/42	1,041	908
	Dignity Health	5.267%	11/1/64	758	697
	Elevance Health Inc.	6.100%	10/15/52	3,130	3,404
	Eli Lilly & Co.	3.950%	3/15/49	3,625	3,197
[7]	Eli Lilly & Co.	1.700%	11/1/49	400	300
	Eli Lilly & Co.	2.250%	5/15/50	2,000	1,272
	Eli Lilly & Co.	4.875%	2/27/53	6,060	6,128
	Eli Lilly & Co.	4.950%	2/27/63	10,460	10,493
[5]	Fortrea Holdings Inc.	7.500%	7/1/30	50	51
	GE HealthCare Technologies Inc.	6.377%	11/22/52	8,320	9,214
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	33,294	37,812
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	2,000	1,791
	Hackensack Meridian Health Inc.	2.875%	9/1/50	1,250	829
	Humana Inc.	5.500%	3/15/53	10,495	10,364
	Inova Health System Foundation	4.068%	5/15/52	11,245	9,590
[5]	IQVIA Inc.	6.500%	5/15/30	105	106
	Johnson & Johnson	3.550%	3/1/36	22,310	19,963
	Johnson & Johnson	3.625%	3/3/37	48,652	43,503
	Johnson & Johnson	3.400%	1/15/38	43,125	37,124
	Johnson & Johnson	2.100%	9/1/40	3,250	2,273
	Johnson & Johnson	3.700%	3/1/46	6,754	5,855
	Johnson & Johnson	3.750%	3/3/47	22,355	19,391
	Johnson & Johnson	2.450%	9/1/60	2,000	1,263
	Kaiser Foundation Hospitals	2.810%	6/1/41	17,350	12,590
	Kaiser Foundation Hospitals	4.875%	4/1/42	10,390	9,949
	Kaiser Foundation Hospitals	4.150%	5/1/47	17,944	15,493
	Kaiser Foundation Hospitals	3.002%	6/1/51	45,155	31,409
	Mass General Brigham Inc.	3.192%	7/1/49	9,050	6,531
	Mass General Brigham Inc.	3.342%	7/1/60	34,775	24,599
	Mayo Clinic	3.774%	11/15/43	11,795	9,838
	Mayo Clinic	3.196%	11/15/61	23,785	16,289
[5]	Medline Borrower LP	3.875%	4/1/29	55	48
[5]	Medline Borrower LP	5.250%	10/1/29	70	62
	Medtronic Inc.	4.375%	3/15/35	4,115	3,972
	Medtronic Inc.	4.625%	3/15/45	15,998	15,324
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	2,000	1,702
	Merck & Co. Inc.	3.900%	3/7/39	4,400	3,925
	Merck & Co. Inc.	4.900%	5/17/44	19,955	19,738
	Merck & Co. Inc.	3.700%	2/10/45	70,945	59,609
	Merck & Co. Inc.	4.000%	3/7/49	7,784	6,753
	Merck & Co. Inc.	2.750%	12/10/51	3,500	2,358
	Merck & Co. Inc.	5.000%	5/17/53	21,030	21,105
	Merck & Co. Inc.	2.900%	12/10/61	2,180	1,412
	Merck & Co. Inc.	5.150%	5/17/63	17,520	17,689
	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	2,000	1,365
	New York and Presbyterian Hospital	2.256%	8/1/40	4,777	3,208
	New York and Presbyterian Hospital	4.024%	8/1/45	12,210	10,179
	New York and Presbyterian Hospital	4.063%	8/1/56	3,743	3,123
	New York and Presbyterian Hospital	4.763%	8/1/16	5,250	4,404
	Northwell Healthcare Inc.	4.800%	11/1/42	1,041	905
	Northwell Healthcare Inc.	3.979%	11/1/46	1,944	1,514

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northwell Healthcare Inc.	4.260%	11/1/47	947	765
	Northwell Healthcare Inc.	3.809%	11/1/49	2,284	1,713
	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/51	3,500	2,217
	Novant Health Inc.	2.637%	11/1/36	2,000	1,498
	Novant Health Inc.	3.168%	11/1/51	5,500	3,893
	Novant Health Inc.	3.318%	11/1/61	26,665	18,067
	Novartis Capital Corp.	4.400%	5/6/44	24,840	23,451
	NYU Langone Hospitals	4.784%	7/1/44	1,944	1,776
	OhioHealth Corp.	2.834%	11/15/41	4,875	3,545
[5]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	168	151
[5]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	5.125%	4/30/31	70	59
[3]	Orlando Health Obligated Group	3.327%	10/1/50	1,350	970
[5]	Owens & Minor Inc.	6.625%	4/1/30	20	18
	Partners Healthcare System Inc.	3.765%	7/1/48	6,455	5,169
	PeaceHealth Obligated Group	4.787%	11/15/48	1,515	1,317
	Pfizer Inc.	4.100%	9/15/38	20,280	18,445
	Pfizer Inc.	3.900%	3/15/39	34,185	30,282
	Pfizer Inc.	7.200%	3/15/39	33,687	41,253
	Pfizer Inc.	2.550%	5/28/40	5,000	3,646
	Pfizer Inc.	4.300%	6/15/43	2,865	2,638
	Pfizer Inc.	4.400%	5/15/44	8,165	7,649
	Pfizer Inc.	4.125%	12/15/46	7,734	6,885
	Pfizer Inc.	4.200%	9/15/48	16,686	15,155
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/43	53,140	52,686
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/53	45,180	46,408
	Pfizer Investment Enterprises Pte Ltd.	5.340%	5/19/63	48,335	48,481
	Piedmont Healthcare Inc.	2.719%	1/1/42	2,000	1,351
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	4,605	3,411
[5]	Roche Holdings Inc.	2.607%	12/13/51	37,700	25,112
	Stanford Health Care	3.310%	8/15/30	2,140	1,923
	Stanford Health Care	3.027%	8/15/51	25,000	17,095
	Sutter Health	3.161%	8/15/40	22,915	17,282
	Sutter Health	3.361%	8/15/50	11,962	8,402
	Sutter Health	5.547%	8/15/53	6,485	6,683
	Tenet Healthcare Corp.	4.875%	1/1/26	192	186
	Tenet Healthcare Corp.	6.250%	2/1/27	90	88
	Tenet Healthcare Corp.	4.250%	6/1/29	133	119
[5]	Tenet Healthcare Corp.	6.750%	5/15/31	130	130
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	30	28
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	65	68
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	250	265
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	29	19
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	5,460	4,018
	UnitedHealth Group Inc.	4.625%	7/15/35	10,000	9,789
	UnitedHealth Group Inc.	5.800%	3/15/36	34,886	37,406
	UnitedHealth Group Inc.	6.875%	2/15/38	6,575	7,739
	UnitedHealth Group Inc.	3.500%	8/15/39	20,796	17,319
	UnitedHealth Group Inc.	2.750%	5/15/40	1,520	1,122
	UnitedHealth Group Inc.	3.050%	5/15/41	21,325	16,269
	UnitedHealth Group Inc.	4.375%	3/15/42	23,917	21,567
	UnitedHealth Group Inc.	3.950%	10/15/42	1,041	891
	UnitedHealth Group Inc.	4.750%	7/15/45	48,920	46,585
	UnitedHealth Group Inc.	4.250%	4/15/47	14,906	12,992
	UnitedHealth Group Inc.	3.750%	10/15/47	25,610	20,762
	UnitedHealth Group Inc.	4.250%	6/15/48	27,767	24,240
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	4.450%	12/15/48	2,890	2,599
	UnitedHealth Group Inc.	3.700%	8/15/49	21,722	17,316
	UnitedHealth Group Inc.	2.900%	5/15/50	3,000	2,061
	UnitedHealth Group Inc.	3.250%	5/15/51	25,845	19,012
	UnitedHealth Group Inc.	4.750%	5/15/52	9,165	8,636
	UnitedHealth Group Inc.	5.875%	2/15/53	36,155	39,747
	UnitedHealth Group Inc.	5.050%	4/15/53	6,125	6,035
	UnitedHealth Group Inc.	6.050%	2/15/63	9,415	10,548
	UnitedHealth Group Inc.	5.200%	4/15/63	6,125	6,017
	Wyeth LLC	6.500%	2/1/34	1,240	1,395
	Wyeth LLC	5.950%	4/1/37	53,438	57,982
	Yale-New Haven Health Services Corp.	2.496%	7/1/50	1,250	739
					1,753,570
Industrials (4.4%)
	3M Co.	3.250%	8/26/49	1,700	1,244
[5]	Air Canada	3.875%	8/15/26	195	181
[7]	Airbus SE	2.375%	6/9/40	300	259
[5]	Allison Transmission Inc.	4.750%	10/1/27	221	209
[5]	American Airlines Inc.	11.750%	7/15/25	50	55
[5]	American Airlines Inc.	7.250%	2/15/28	55	55
[5]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	138	135
[3,5]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	460	446
[5]	Aramark Services Inc.	6.375%	5/1/25	80	80
	Boeing Co.	3.500%	3/1/39	760	578
	Boeing Co.	5.705%	5/1/40	1,500	1,499
	Boeing Co.	5.805%	5/1/50	1,500	1,509
	Boeing Co.	5.930%	5/1/60	2,300	2,299
	Burlington Northern Santa Fe LLC	7.950%	8/15/30	1,658	1,954
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	10,000	10,489
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	2,000	1,940
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	24,790	22,286
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	41,150	36,864
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	11,200	10,094
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	2,470	2,439
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	16,500	15,969
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	43,085	39,577
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	12,335	10,694
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	11,910	10,204
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	5,081	4,302
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	18,399	15,875
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	19,445	15,410
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	4,000	2,806
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	17,015	12,566
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	5,830	3,934
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	4,450	4,474
	Canadian National Railway Co.	3.200%	8/2/46	1,000	737
	Canadian National Railway Co.	3.650%	2/3/48	28,169	22,785
	Canadian National Railway Co.	4.450%	1/20/49	1,000	904

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian National Railway Co.	4.400%	8/5/52	2,405	2,190
	Canadian Pacific Railway Co.	3.100%	12/2/51	4,490	3,133
[5]	Cargo Aircraft Management Inc.	4.750%	2/1/28	100	89
	Caterpillar Inc.	6.050%	8/15/36	2,968	3,276
	Caterpillar Inc.	3.803%	8/15/42	26,112	22,678
[5]	Chart Industries Inc.	7.500%	1/1/30	30	31
[5]	Chart Industries Inc.	9.500%	1/1/31	20	22
	Delta Air Lines Inc.	2.900%	10/28/24	70	67
	Delta Air Lines Inc.	3.750%	10/28/29	160	145
	Eaton Corp.	4.700%	8/23/52	2,335	2,209
[5]	Emerald Debt Merger Sub LLC	6.625%	12/15/30	105	104
	Emerson Electric Co.	2.800%	12/21/51	4,130	2,758
[5]	Gates Global LLC / Gates Corp.	6.250%	1/15/26	53	53
	General Dynamics Corp.	4.250%	4/1/40	8,325	7,568
	General Dynamics Corp.	4.250%	4/1/50	701	632
[7]	General Electric Co.	2.125%	5/17/37	300	260
[6]	Heathrow Funding Ltd.	5.875%	5/13/43	400	501
	Honeywell International Inc.	5.000%	2/15/33	6,990	7,103
	Honeywell International Inc.	4.500%	1/15/34	3,840	3,745
[7]	Honeywell International Inc.	4.125%	11/2/34	858	943
	Honeywell International Inc.	5.700%	3/15/36	10,300	10,888
	Honeywell International Inc.	5.700%	3/15/37	6,250	6,615
[3]	JetBlue Class AA Series 2019-1 Pass Through Trust	2.750%	11/15/33	1,203	1,023
	L3Harris Technologies Inc.	5.600%	7/31/53	4,310	4,397
[5]	LBJ Infrastructure Group LLC	3.797%	12/31/57	9,185	5,883
	Lockheed Martin Corp.	4.750%	2/15/34	4,000	3,970
	Lockheed Martin Corp.	3.600%	3/1/35	2,000	1,781
	Lockheed Martin Corp.	4.500%	5/15/36	12,189	11,682
	Lockheed Martin Corp.	4.070%	12/15/42	7,394	6,521
	Lockheed Martin Corp.	3.800%	3/1/45	8,572	7,181
	Lockheed Martin Corp.	4.700%	5/15/46	4,544	4,349
	Lockheed Martin Corp.	2.800%	6/15/50	26,945	18,730
	Lockheed Martin Corp.	4.090%	9/15/52	29,552	25,514
	Lockheed Martin Corp.	4.150%	6/15/53	61,695	53,446
	Lockheed Martin Corp.	4.300%	6/15/62	4,070	3,538
	Lockheed Martin Corp.	5.900%	11/15/63	12,770	14,324
[5]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	326	326
	Norfolk Southern Corp.	4.550%	6/1/53	3,390	3,020
	Northrop Grumman Corp.	5.250%	5/1/50	700	705
	Northrop Grumman Corp.	4.950%	3/15/53	17,410	16,746
	Raytheon Technologies Corp.	5.400%	5/1/35	1,260	1,275
	Raytheon Technologies Corp.	5.700%	4/15/40	1,000	1,028
	Raytheon Technologies Corp.	4.200%	12/15/44	1,000	799
	Raytheon Technologies Corp.	4.050%	5/4/47	4,000	3,312
	Raytheon Technologies Corp.	5.375%	2/27/53	22,950	23,044
	Republic Services Inc.	5.000%	4/1/34	9,960	9,896
	Rockwell Automation Inc.	2.800%	8/15/61	17,445	11,140
[5]	Rolls-Royce plc	3.625%	10/14/25	50	47
[5]	Rolls-Royce plc	5.750%	10/15/27	160	158
[5]	Spirit AeroSystems Inc.	7.500%	4/15/25	29	29
	Spirit AeroSystems Inc.	4.600%	6/15/28	49	42
[5]	Spirit AeroSystems Inc.	9.375%	11/30/29	269	288
[5]	TopBuild Corp.	3.625%	3/15/29	45	40
[5]	TopBuild Corp.	4.125%	2/15/32	85	73
[5]	TransDigm Inc.	6.250%	3/15/26	574	572
[5]	TransDigm Inc.	6.750%	8/15/28	60	60
	TransDigm Inc.	4.625%	1/15/29	215	192
[5]	Triumph Group Inc.	9.000%	3/15/28	71	73
	Union Pacific Corp.	3.600%	9/15/37	18,335	15,619
	Union Pacific Corp.	3.375%	2/14/42	20,855	16,658
	Union Pacific Corp.	2.950%	3/10/52	39,160	26,938
	Union Pacific Corp.	3.500%	2/14/53	10,370	7,968
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Pacific Corp.	3.550%	5/20/61	7,500	5,529
	Union Pacific Corp.	5.150%	1/20/63	31,730	31,625
	Union Pacific Corp.	3.850%	2/14/72	20,415	15,568
[3]	United Airlines Class AA Series 2019-2 Pass Through Trust	2.700%	11/1/33	1,670	1,416
[5]	United Airlines Inc.	4.375%	4/15/26	405	384
[5]	United Airlines Inc.	4.625%	4/15/29	300	272
	United Parcel Service Inc.	4.875%	11/15/40	3,000	2,939
	United Parcel Service Inc.	4.250%	3/15/49	2,000	1,785
	United Parcel Service Inc.	3.400%	9/1/49	3,837	3,010
	United Parcel Service Inc.	5.300%	4/1/50	2,205	2,300
					697,077
Materials (0.9%)
[5]	Advanced Drainage Systems Inc.	6.375%	6/15/30	50	50
	Air Products and Chemicals Inc.	2.700%	5/15/40	2,995	2,233
	Air Products and Chemicals Inc.	2.800%	5/15/50	3,040	2,155
[5]	Arconic Corp.	6.000%	5/15/25	45	46
[5]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/29	93	76
[5]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	52	51
[5]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	175	130
	Ball Corp.	2.875%	8/15/30	324	267
	Ball Corp.	3.125%	9/15/31	165	136
[5]	Berry Global Inc.	4.875%	7/15/26	236	228
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	29,647	26,566
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	6,251	6,202
[5]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	160	159
[5]	Canpack SA / Canpack US LLC	3.875%	11/15/29	405	328
[5]	Chemours Co.	4.625%	11/15/29	385	326
	Ecolab Inc.	3.950%	12/1/47	1,558	1,316
	Ecolab Inc.	2.125%	8/15/50	1,380	810
	Ecolab Inc.	2.700%	12/15/51	34,110	22,289
[5]	Element Solutions Inc.	3.875%	9/1/28	127	113
	FMC Corp.	6.375%	5/18/53	2,050	2,043
[5]	Graphic Packaging International LLC	3.500%	3/15/28	57	51
[5]	Graphic Packaging International LLC	3.750%	2/1/30	15	13
[5]	Hudbay Minerals Inc.	4.500%	4/1/26	445	423
[5]	Ingevity Corp.	3.875%	11/1/28	80	69
[5]	Kaiser Aluminum Corp.	4.500%	6/1/31	245	201
	Linde Inc.	3.550%	11/7/42	1,799	1,456
[7]	Linde plc	1.625%	3/31/35	500	441
[5]	Novelis Corp.	4.750%	1/30/30	115	103
[5]	Novelis Corp.	3.875%	8/15/31	199	166
	Nutrien Ltd.	5.800%	3/27/53	3,305	3,322
[5]	Olympus Water US Holding Corp.	4.250%	10/1/28	88	71
[5]	Olympus Water US Holding Corp.	9.750%	11/15/28	195	188
[5]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	40	41
[5]	Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC	4.375%	10/15/28	215	191
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,000	2,016
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	31,810	21,394
	Rio Tinto Finance USA plc	4.125%	8/21/42	29,895	26,175
	Rio Tinto Finance USA plc	5.125%	3/9/53	21,575	21,647
[5]	Sealed Air Corp.	5.000%	4/15/29	200	187

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	SPCM SA	3.125%	3/15/27	305	274
[5]	SPCM SA	3.375%	3/15/30	240	200
[5]	WR Grace Holdings LLC	5.625%	8/15/29	230	194
[5]	WR Grace Holdings LLC	7.375%	3/1/31	30	30
					144,377
Real Estate (0.5%)
	Agree LP	2.600%	6/15/33	1,760	1,351
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	3,800	3,558
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	1,935	1,465
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	1,000	698
	American Homes 4 Rent LP	3.375%	7/15/51	1,925	1,263
	Crown Castle Inc.	2.900%	4/1/41	4,700	3,235
	Essex Portfolio LP	4.500%	3/15/48	1,700	1,369
	Kilroy Realty LP	2.650%	11/15/33	800	554
	Mid-America Apartments LP	2.875%	9/15/51	2,250	1,452
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	435	313
	National Retail Properties Inc.	3.500%	4/15/51	3,330	2,269
	NNN REIT Inc.	4.800%	10/15/48	500	415
	NNN REIT Inc.	3.100%	4/15/50	5,790	3,596
[5]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	3,000	2,720
[7]	Prologis Euro Finance LLC	4.250%	1/31/43	600	612
	Prologis LP	5.250%	6/15/53	13,057	12,870
	Public Storage	5.350%	8/1/53	6,085	6,076
[7]	Realty Income Corp.	5.125%	7/6/34	300	337
	SBA Communications Corp.	3.875%	2/15/27	205	189
	SBA Communications Corp.	3.125%	2/1/29	115	97
	Simon Property Group LP	4.250%	10/1/44	3,005	2,396
	Simon Property Group LP	3.250%	9/13/49	33,520	22,491
	Simon Property Group LP	3.800%	7/15/50	4,500	3,339
					72,665
Technology (10.0%)
	Advanced Micro Devices Inc.	4.393%	6/1/52	3,410	3,070
	Apple Inc.	2.375%	2/8/41	18,015	13,102
	Apple Inc.	3.850%	5/4/43	51,554	45,791
	Apple Inc.	3.450%	2/9/45	39,295	32,674
	Apple Inc.	4.375%	5/13/45	25,166	23,685
	Apple Inc.	4.650%	2/23/46	36,677	35,962
	Apple Inc.	3.850%	8/4/46	42,065	36,620
	Apple Inc.	4.250%	2/9/47	36,959	34,867
	Apple Inc.	3.750%	9/12/47	5,000	4,279
	Apple Inc.	3.750%	11/13/47	24,095	20,650
	Apple Inc.	2.950%	9/11/49	33,382	24,639
	Apple Inc.	2.400%	8/20/50	4,140	2,749
	Apple Inc.	2.650%	2/8/51	59,650	40,802
	Apple Inc.	2.700%	8/5/51	53,725	37,122
	Apple Inc.	3.950%	8/8/52	28,965	25,394
	Apple Inc.	4.850%	5/10/53	25,395	25,806
	Apple Inc.	2.550%	8/20/60	7,000	4,552
	Apple Inc.	2.850%	8/5/61	1,600	1,070
	Apple Inc.	4.100%	8/8/62	27,070	23,569
	Applied Materials Inc.	5.100%	10/1/35	95	96
	Applied Materials Inc.	4.350%	4/1/47	1,775	1,640
	Block Inc.	3.500%	6/1/31	25	21
[5]	Broadcom Inc.	3.137%	11/15/35	2,500	1,919
[5]	Broadcom Inc.	3.187%	11/15/36	2,230	1,683
	Cisco Systems Inc.	5.900%	2/15/39	13,465	14,822
	Cisco Systems Inc.	5.500%	1/15/40	17,202	18,224
[5]	Cloud Software Group Inc.	6.500%	3/31/29	25	23
[5]	CommScope Inc.	7.125%	7/1/28	136	91
	Dell International LLC / EMC Corp.	5.750%	2/1/33	9,783	9,922
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dell International LLC / EMC Corp.	8.100%	7/15/36	1,727	2,007
[5]	Dell International LLC / EMC Corp.	3.375%	12/15/41	3,000	2,134
[5]	Entegris Escrow Corp.	4.750%	4/15/29	1,980	1,848
[5]	Entegris Escrow Corp.	5.950%	6/15/30	490	470
[5]	Imola Merger Corp.	4.750%	5/15/29	225	198
	Intel Corp.	5.625%	2/10/43	18,350	18,549
	Intel Corp.	4.100%	5/19/46	7,330	6,156
	Intel Corp.	4.100%	5/11/47	33,355	27,975
	Intel Corp.	3.734%	12/8/47	56,122	43,775
	Intel Corp.	3.250%	11/15/49	42,600	29,946
	Intel Corp.	4.750%	3/25/50	5,500	4,945
	Intel Corp.	3.050%	8/12/51	17,768	11,804
	Intel Corp.	4.900%	8/5/52	30,465	28,296
	Intel Corp.	5.700%	2/10/53	21,640	22,072
	Intel Corp.	3.100%	2/15/60	19,740	12,657
	Intel Corp.	3.200%	8/12/61	3,400	2,197
	Intel Corp.	5.050%	8/5/62	23,310	21,663
	Intel Corp.	5.900%	2/10/63	14,300	14,781
	International Business Machines Corp.	4.150%	5/15/39	29,305	25,556
	International Business Machines Corp.	4.000%	6/20/42	4,443	3,752
	International Business Machines Corp.	4.250%	5/15/49	35,713	30,404
	International Business Machines Corp.	3.430%	2/9/52	13,845	10,034
	International Business Machines Corp.	4.900%	7/27/52	21,500	20,077
	KLA Corp.	5.000%	3/15/49	1,256	1,211
	KLA Corp.	4.950%	7/15/52	3,790	3,676
	Mastercard Inc.	3.950%	2/26/48	25,075	21,883
	Mastercard Inc.	3.650%	6/1/49	2,422	2,000
	Mastercard Inc.	3.850%	3/26/50	4,500	3,841
	Mastercard Inc.	2.950%	3/15/51	3,000	2,168
[5]	McAfee Corp.	7.375%	2/15/30	470	406
	Microsoft Corp.	3.500%	2/12/35	5,103	4,707
	Microsoft Corp.	2.525%	6/1/50	185,072	126,277
	Microsoft Corp.	2.921%	3/17/52	94,207	68,721
	Microsoft Corp.	2.675%	6/1/60	68,199	45,022
	Microsoft Corp.	3.041%	3/17/62	49,409	35,309
	NVIDIA Corp.	3.500%	4/1/40	22,525	19,183
	NVIDIA Corp.	3.500%	4/1/50	22,660	18,226
	NVIDIA Corp.	3.700%	4/1/60	13,140	10,698
	Oracle Corp.	6.500%	4/15/38	42,605	45,344
	Oracle Corp.	5.375%	7/15/40	19,240	18,323
	Oracle Corp.	4.125%	5/15/45	24,805	19,532
	Oracle Corp.	4.000%	7/15/46	22,790	17,488
	Oracle Corp.	6.900%	11/9/52	7,600	8,516
	QUALCOMM Inc.	4.800%	5/20/45	12,300	11,892
	QUALCOMM Inc.	4.300%	5/20/47	43,145	38,568
	QUALCOMM Inc.	4.500%	5/20/52	19,500	17,598
	QUALCOMM Inc.	6.000%	5/20/53	25,365	28,215
	S&P Global Inc.	3.250%	12/1/49	2,000	1,486
	S&P Global Inc.	3.700%	3/1/52	59,428	47,931
[5]	Sabre GLBL Inc.	7.375%	9/1/25	94	85
	Salesforce Inc.	2.700%	7/15/41	5,150	3,740
	Salesforce Inc.	2.900%	7/15/51	30,670	21,163
	Salesforce Inc.	3.050%	7/15/61	20,640	13,788
[5]	Seagate HDD Cayman	8.250%	12/15/29	25	26
[5]	Seagate HDD Cayman	8.500%	7/15/31	45	47
[5]	SS&C Technologies Inc.	5.500%	9/30/27	287	278
	Texas Instruments Inc.	3.875%	3/15/39	6,056	5,366
	Texas Instruments Inc.	4.100%	8/16/52	1,250	1,090
	Texas Instruments Inc.	5.000%	3/14/53	26,310	26,236
	Texas Instruments Inc.	5.050%	5/18/63	18,850	18,632
	Visa Inc.	2.700%	4/15/40	4,500	3,431

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Visa Inc.	4.300%	12/14/45	38,196	35,417
	Visa Inc.	3.650%	9/15/47	37,123	30,984
					1,604,644
Utilities (15.4%)
	AEP Transmission Co. LLC	3.750%	12/1/47	38,300	30,657
	AEP Transmission Co. LLC	4.250%	9/15/48	5,580	4,790
	AEP Transmission Co. LLC	3.800%	6/15/49	5,436	4,288
	AEP Transmission Co. LLC	3.650%	4/1/50	3,525	2,751
	AEP Transmission Co. LLC	4.500%	6/15/52	8,950	8,021
	AEP Transmission Co. LLC	5.400%	3/15/53	1,130	1,165
	Alabama Power Co.	6.000%	3/1/39	9,745	10,198
	Alabama Power Co.	5.500%	3/15/41	26,874	26,062
	Alabama Power Co.	5.200%	6/1/41	14,920	14,050
	Alabama Power Co.	3.850%	12/1/42	1,065	880
	Alabama Power Co.	3.750%	3/1/45	23,325	18,329
	Alabama Power Co.	3.450%	10/1/49	1,944	1,428
	Alabama Power Co.	3.125%	7/15/51	2,700	1,852
	Ameren Illinois Co.	4.500%	3/15/49	27,960	25,034
	Ameren Illinois Co.	2.900%	6/15/51	3,000	2,002
	Ameren Illinois Co.	5.900%	12/1/52	3,310	3,591
	Appalachian Power Co.	6.700%	8/15/37	17,970	19,204
	Appalachian Power Co.	4.400%	5/15/44	1,995	1,631
	Appalachian Power Co.	3.700%	5/1/50	3,760	2,792
	Atmos Energy Corp.	4.150%	1/15/43	1,420	1,220
	Atmos Energy Corp.	4.125%	10/15/44	2,150	1,812
	Atmos Energy Corp.	3.375%	9/15/49	2,890	2,132
	Baltimore Gas and Electric Co.	6.350%	10/1/36	1,165	1,254
	Baltimore Gas and Electric Co.	4.250%	9/15/48	26,475	22,333
	Baltimore Gas and Electric Co.	4.550%	6/1/52	1,840	1,636
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	6,612	6,962
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	4,890	5,024
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	25,000	23,467
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	45,725	39,333
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	10,604	8,997
[5]	Brooklyn Union Gas Co.	4.487%	3/4/49	35,000	26,670
[6]	Cadent Finance plc	2.750%	9/22/46	200	153
[5]	Calpine Corp.	5.125%	3/15/28	295	268
	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	5,200	3,487
	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	1,330	987
	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	2,000	1,538
	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	3,800	3,583
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	330	336
	CenterPoint Energy Inc.	3.700%	9/1/49	1,244	926
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	2,615	2,128
[5]	Clearway Energy Operating LLC	3.750%	2/15/31	230	191
	CMS Energy Corp.	4.875%	3/1/44	2,902	2,645
	Comision Federal de Electricidad	3.875%	7/26/33	2,245	1,748
	Commonwealth Edison Co.	5.900%	3/15/36	2,370	2,466
	Commonwealth Edison Co.	3.800%	10/1/42	20,733	16,961
	Commonwealth Edison Co.	4.600%	8/15/43	15,205	13,795
	Commonwealth Edison Co.	4.700%	1/15/44	15,891	14,279
	Commonwealth Edison Co.	3.700%	3/1/45	17,765	14,066
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Commonwealth Edison Co.	4.350%	11/15/45	11,060	9,606
Commonwealth Edison Co.	3.650%	6/15/46	13,732	10,629
Commonwealth Edison Co.	4.000%	3/1/48	8,765	7,279
Commonwealth Edison Co.	4.000%	3/1/49	13,485	11,045
Commonwealth Edison Co.	3.000%	3/1/50	2,000	1,368
Commonwealth Edison Co.	3.125%	3/15/51	2,060	1,442
Commonwealth Edison Co.	2.750%	9/1/51	1,500	959
Commonwealth Edison Co.	3.850%	3/15/52	1,500	1,196
Commonwealth Edison Co.	5.300%	2/1/53	2,170	2,195
Connecticut Light and Power Co.	6.350%	6/1/36	14,382	15,231
Connecticut Light and Power Co.	4.300%	4/15/44	1,390	1,195
Connecticut Light and Power Co.	4.150%	6/1/45	16,885	14,342
Connecticut Light and Power Co.	4.000%	4/1/48	6,645	5,571
Connecticut Light and Power Co.	5.250%	1/15/53	2,100	2,114
Consolidated Edison Co. of New York Inc.	5.100%	6/15/33	691	660
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,947	10,122
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	10,637	11,095
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	9,600	10,651
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	8,668	8,510
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	852	854
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	10,501	8,920
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	8,740	7,157
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	50,016	43,465
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	5,715	4,961
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	7,000	5,442
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,000	789
Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	2,995	2,642
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	1,000	812
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	2,000	1,624
Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	37,355	25,802
Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	10,315	11,331
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	5,425	4,732
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	947	793
Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	25,563	16,088
Consumers Energy Co.	3.250%	8/15/46	3,270	2,393
Consumers Energy Co.	3.750%	2/15/50	1,944	1,538
Consumers Energy Co.	3.100%	8/15/50	33,646	23,652
Consumers Energy Co.	2.650%	8/15/52	11,455	7,316
Consumers Energy Co.	4.200%	9/1/52	11,380	9,655
Consumers Energy Co.	2.500%	5/1/60	12,610	7,138
Dominion Energy South Carolina Inc.	6.050%	1/15/38	11,775	12,433
Dominion Energy South Carolina Inc.	5.450%	2/1/41	3,000	2,950

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	2,340	2,128
	DTE Electric Co.	4.300%	7/1/44	3,320	2,840
	DTE Electric Co.	3.700%	3/15/45	2,910	2,296
	DTE Electric Co.	2.950%	3/1/50	2,235	1,514
	DTE Electric Co.	3.250%	4/1/51	2,000	1,439
	DTE Electric Co.	3.650%	3/1/52	10,715	8,313
	DTE Electric Co.	5.400%	4/1/53	2,260	2,326
	Duke Energy Carolinas LLC	6.100%	6/1/37	11,230	11,762
	Duke Energy Carolinas LLC	5.300%	2/15/40	8,910	8,871
	Duke Energy Carolinas LLC	4.250%	12/15/41	16,300	14,011
	Duke Energy Carolinas LLC	4.000%	9/30/42	42,092	34,844
	Duke Energy Carolinas LLC	3.750%	6/1/45	1,643	1,287
	Duke Energy Carolinas LLC	3.875%	3/15/46	2,000	1,587
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,500	1,168
	Duke Energy Carolinas LLC	3.200%	8/15/49	947	672
	Duke Energy Carolinas LLC	3.450%	4/15/51	10,945	7,975
	Duke Energy Carolinas LLC	3.550%	3/15/52	1,300	977
	Duke Energy Carolinas LLC	5.350%	1/15/53	379	381
	Duke Energy Corp.	5.000%	8/15/52	16,620	15,109
	Duke Energy Florida LLC	6.350%	9/15/37	758	822
	Duke Energy Florida LLC	5.650%	4/1/40	3,350	3,410
	Duke Energy Florida LLC	3.850%	11/15/42	1,466	1,178
	Duke Energy Florida LLC	3.400%	10/1/46	2,000	1,479
	Duke Energy Florida LLC	4.200%	7/15/48	2,950	2,489
	Duke Energy Florida LLC	3.000%	12/15/51	2,450	1,666
	Duke Energy Indiana LLC	6.120%	10/15/35	1,000	1,038
	Duke Energy Indiana LLC	6.350%	8/15/38	775	836
	Duke Energy Indiana LLC	6.450%	4/1/39	1,311	1,416
	Duke Energy Indiana LLC	4.200%	3/15/42	12,700	10,516
	Duke Energy Indiana LLC	4.900%	7/15/43	29,514	27,929
	Duke Energy Indiana LLC	2.750%	4/1/50	9,000	5,697
	Duke Energy Indiana LLC	5.400%	4/1/53	17,060	17,110
	Duke Energy Ohio Inc.	3.700%	6/15/46	10,325	7,782
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,000	834
	Duke Energy Ohio Inc.	5.650%	4/1/53	3,305	3,396
	Duke Energy Progress LLC	4.100%	5/15/42	2,250	1,902
	Duke Energy Progress LLC	4.100%	3/15/43	23,186	19,378
	Duke Energy Progress LLC	4.150%	12/1/44	29,945	25,024
	Duke Energy Progress LLC	4.200%	8/15/45	22,105	18,305
	Duke Energy Progress LLC	3.700%	10/15/46	22,000	16,936
	Duke Energy Progress LLC	3.600%	9/15/47	2,000	1,521
	Duke Energy Progress LLC	2.500%	8/15/50	1,000	618
	Duke Energy Progress LLC	2.900%	8/15/51	14,785	9,747
	Duke Energy Progress LLC	4.000%	4/1/52	7,295	5,897
[5]	Electricite de France SA	6.250%	5/23/33	2,935	3,022
[7]	Enel Finance International NV	4.500%	2/20/43	500	535
[6]	Engie SA	5.000%	10/1/60	500	567
	Entergy Arkansas LLC	2.650%	6/15/51	2,665	1,653
	Entergy Louisiana LLC	4.000%	3/15/33	651	591
	Entergy Louisiana LLC	4.950%	1/15/45	1,046	958
	Entergy Louisiana LLC	4.200%	9/1/48	1,400	1,163
	Entergy Louisiana LLC	4.200%	4/1/50	1,500	1,245
	Entergy Louisiana LLC	2.900%	3/15/51	2,800	1,820
	Evergy Kansas Central Inc.	4.125%	3/1/42	1,112	927
	Evergy Kansas Central Inc.	4.625%	9/1/43	1,231	1,035
	Evergy Kansas Central Inc.	3.250%	9/1/49	8,050	5,699
	Evergy Kansas Central Inc.	3.450%	4/15/50	500	365
	Exelon Corp.	4.100%	3/15/52	2,365	1,893
	FirstEnergy Corp.	2.650%	3/1/30	1,475	1,243
	Florida Power & Light Co.	4.800%	5/15/33	15,065	14,936
	Florida Power & Light Co.	5.650%	2/1/37	1,500	1,555
	Florida Power & Light Co.	5.960%	4/1/39	947	1,016
	Florida Power & Light Co.	5.690%	3/1/40	663	692
	Florida Power & Light Co.	5.250%	2/1/41	2,779	2,777
	Florida Power & Light Co.	3.950%	3/1/48	5,859	4,896
	Florida Power & Light Co.	3.990%	3/1/49	2,890	2,404
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Power & Light Co.	5.300%	4/1/53	19,690	20,233
	Georgia Power Co.	4.750%	9/1/40	33,945	31,164
	Georgia Power Co.	4.300%	3/15/42	10,641	9,189
	Georgia Power Co.	3.700%	1/30/50	17,230	13,249
	Idaho Power Co.	5.500%	3/15/53	1,530	1,556
	Indiana Michigan Power Co.	5.625%	4/1/53	4,945	5,129
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	17,330	16,274
	Kentucky Utilities Co.	5.125%	11/1/40	5,084	4,886
	Kentucky Utilities Co.	4.375%	10/1/45	18,000	15,027
	Kentucky Utilities Co.	3.300%	6/1/50	1,900	1,353
	Louisville Gas and Electric Co.	4.250%	4/1/49	17,050	14,259
[5]	Massachusetts Electric Co.	4.004%	8/15/46	10,890	8,143
	MidAmerican Energy Co.	5.800%	10/15/36	1,473	1,525
	MidAmerican Energy Co.	4.800%	9/15/43	22,525	20,814
	MidAmerican Energy Co.	4.250%	5/1/46	24,721	20,818
	MidAmerican Energy Co.	3.950%	8/1/47	2,000	1,610
	MidAmerican Energy Co.	4.250%	7/15/49	15,510	13,090
	MidAmerican Energy Co.	3.150%	4/15/50	1,000	692
	MidAmerican Energy Co.	2.700%	8/1/52	1,250	782
[5]	Monongahela Power Co.	5.400%	12/15/43	10,640	10,173
[6]	National Grid Electricity Transmission plc	5.272%	1/18/43	600	720
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	2,100	1,922
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	13,055	10,862
	Nevada Power Co.	6.650%	4/1/36	5,830	6,268
	Nevada Power Co.	5.450%	5/15/41	21,620	20,676
[5]	New England Power Co.	2.807%	10/6/50	15,615	9,957
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	26,465	25,335
[5]	NextEra Energy Operating Partners LP	3.875%	10/15/26	205	191
[5]	NextEra Energy Operating Partners LP	4.500%	9/15/27	40	37
	Northern States Power Co.	6.250%	6/1/36	780	842
	Northern States Power Co.	6.200%	7/1/37	1,944	2,097
	Northern States Power Co.	5.350%	11/1/39	758	756
	Northern States Power Co.	3.400%	8/15/42	1,000	779
	Northern States Power Co.	4.000%	8/15/45	805	651
	Northern States Power Co.	3.600%	9/15/47	12,525	9,700
	Northern States Power Co.	4.200%	9/1/48	12,250	9,745
	Northern States Power Co.	2.600%	6/1/51	14,765	9,363
	Northern States Power Co.	4.500%	6/1/52	3,000	2,683
	Northern States Power Co.	5.100%	5/15/53	23,000	22,482
	NRG Energy Inc.	6.625%	1/15/27	24	24
	NSTAR Electric Co.	3.100%	6/1/51	1,000	696
	Oglethorpe Power Corp.	5.050%	10/1/48	8,535	7,538
	Ohio Power Co.	4.000%	6/1/49	2,724	2,176
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,420	1,716
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,103	3,107
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	7,120	5,745
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	16,908	13,411
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,420	1,135
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	2,195	1,710
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	10,080	6,473
	Pacific Gas and Electric Co.	4.950%	7/1/50	4,900	3,923
	Pacific Gas and Electric Co.	6.750%	1/15/53	27,809	27,873
	Pacific Gas and Electric Co.	6.700%	4/1/53	2,676	2,676
	PacifiCorp	5.250%	6/15/35	1,232	1,160
	PacifiCorp	6.100%	8/1/36	11,045	11,074

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PacifiCorp	6.250%	10/15/37	2,757	2,814
	PacifiCorp	6.350%	7/15/38	35,944	36,506
	PacifiCorp	6.000%	1/15/39	12,981	12,845
	PacifiCorp	4.100%	2/1/42	16,480	12,880
	PacifiCorp	4.125%	1/15/49	5,737	4,361
	PacifiCorp	4.150%	2/15/50	24,430	18,519
	PECO Energy Co.	4.800%	10/15/43	10,365	9,312
	PECO Energy Co.	4.150%	10/1/44	396	335
	PECO Energy Co.	3.700%	9/15/47	15,500	12,136
	PECO Energy Co.	3.900%	3/1/48	30,240	24,710
	PECO Energy Co.	3.050%	3/15/51	3,000	2,054
	PECO Energy Co.	4.600%	5/15/52	1,500	1,354
	PECO Energy Co.	4.375%	8/15/52	3,800	3,341
[7]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	1,690	1,419
	Potomac Electric Power Co.	6.500%	11/15/37	1,160	1,278
	Potomac Electric Power Co.	7.900%	12/15/38	142	171
	Potomac Electric Power Co.	4.150%	3/15/43	13,575	11,559
	PPL Electric Utilities Corp.	6.450%	8/15/37	10,200	11,012
	PPL Electric Utilities Corp.	6.250%	5/15/39	10,924	11,863
	PPL Electric Utilities Corp.	5.200%	7/15/41	1,183	1,118
	PPL Electric Utilities Corp.	3.950%	6/1/47	12,500	10,316
	PPL Electric Utilities Corp.	5.250%	5/15/53	2,210	2,225
	Public Service Co. of Colorado	6.250%	9/1/37	960	1,012
	Public Service Co. of Colorado	3.600%	9/15/42	20,555	15,951
	Public Service Co. of Colorado	4.300%	3/15/44	2,761	2,344
	Public Service Co. of Colorado	3.800%	6/15/47	2,260	1,746
	Public Service Co. of Colorado	4.050%	9/15/49	34,010	27,356
	Public Service Co. of Colorado	4.500%	6/1/52	5,660	4,868
	Public Service Co. of New Hampshire	5.150%	1/15/53	1,050	1,045
	Public Service Electric and Gas Co.	3.600%	12/1/47	2,000	1,577
	Public Service Electric and Gas Co.	3.850%	5/1/49	2,890	2,359
	Public Service Electric and Gas Co.	3.200%	8/1/49	1,065	780
	Public Service Electric and Gas Co.	2.700%	5/1/50	17,600	11,682
	Public Service Electric and Gas Co.	3.000%	3/1/51	3,000	2,093
	Public Service Electric and Gas Co.	5.125%	3/15/53	19,940	20,198
	Puget Sound Energy Inc.	6.274%	3/15/37	473	499
	Puget Sound Energy Inc.	5.757%	10/1/39	1,042	1,049
	Puget Sound Energy Inc.	5.795%	3/15/40	15,992	16,074
	Puget Sound Energy Inc.	4.300%	5/20/45	379	315
	Puget Sound Energy Inc.	4.223%	6/15/48	22,045	18,419
	Puget Sound Energy Inc.	3.250%	9/15/49	35,150	24,694
	Puget Sound Energy Inc.	2.893%	9/15/51	14,200	9,226
[3,5]	Rayburn Country Securitization LLC	3.025%	12/1/43	8,724	6,822
	San Diego Gas & Electric Co.	4.500%	8/15/40	2,000	1,811
	San Diego Gas & Electric Co.	3.750%	6/1/47	1,000	776
	San Diego Gas & Electric Co.	4.100%	6/15/49	2,081	1,687
	San Diego Gas & Electric Co.	2.950%	8/15/51	1,500	1,015
	San Diego Gas & Electric Co.	3.700%	3/15/52	21,475	16,413
	Saudi Electricity Sukuk Programme Co.	5.684%	4/11/53	2,626	2,591
[6]	Scottish Hydro Electric Transmission plc	2.125%	3/24/36	619	543
[6]	Severn Trent Utilities Finance plc	4.875%	1/24/42	400	455
	Southern California Edison Co.	5.625%	2/1/36	925	922
	Southern California Edison Co.	5.950%	2/1/38	11,060	11,365
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Southern California Edison Co.	4.500%	9/1/40	14,228	12,318
Southern California Edison Co.	3.900%	12/1/41	7,660	5,905
Southern California Edison Co.	4.050%	3/15/42	1,704	1,381
Southern California Edison Co.	3.900%	3/15/43	21,775	17,148
Southern California Edison Co.	4.650%	10/1/43	21,739	19,035
Southern California Edison Co.	3.600%	2/1/45	3,837	2,781
Southern California Edison Co.	4.000%	4/1/47	41,120	32,992
Southern California Edison Co.	4.125%	3/1/48	36,182	29,427
Southern California Edison Co.	4.875%	3/1/49	1,415	1,260
Southern California Edison Co.	3.650%	2/1/50	12,650	9,481
Southern California Edison Co.	2.950%	2/1/51	1,505	986
Southern California Edison Co.	3.450%	2/1/52	23,965	17,000
Southern California Edison Co.	5.450%	6/1/52	23,110	22,392
Southern California Edison Co.	5.875%	12/1/53	16,107	16,531
Southern California Gas Co.	5.125%	11/15/40	1,870	1,802
Southern California Gas Co.	4.125%	6/1/48	30,835	24,382
Southern California Gas Co.	4.300%	1/15/49	15,075	12,530
Southern California Gas Co.	6.350%	11/15/52	6,090	6,731
Southern California Gas Co.	5.750%	6/1/53	27,605	28,162
Southern Co. Gas Capital Corp.	4.400%	5/30/47	4,915	4,062
Southwestern Public Service Co.	4.500%	8/15/41	23,975	20,703
Southwestern Public Service Co.	3.700%	8/15/47	20,540	15,572
Southwestern Public Service Co.	3.750%	6/15/49	3,490	2,663
Southwestern Public Service Co.	3.150%	5/1/50	10,750	7,350
Tampa Electric Co.	3.450%	3/15/51	2,000	1,424
Tampa Electric Co.	5.000%	7/15/52	3,790	3,491
Tucson Electric Power Co.	3.250%	5/1/51	20,000	13,419
Tucson Electric Power Co.	5.500%	4/15/53	12,165	12,030
Union Electric Co.	3.900%	9/15/42	4,326	3,486
Union Electric Co.	4.000%	4/1/48	21,550	17,387
Union Electric Co.	3.250%	10/1/49	2,025	1,416
Union Electric Co.	3.900%	4/1/52	9,575	7,770
Union Electric Co.	5.450%	3/15/53	7,415	7,531
Virginia Electric and Power Co.	6.000%	5/15/37	52,203	54,465
Virginia Electric and Power Co.	6.350%	11/30/37	1,944	2,053
Virginia Electric and Power Co.	4.450%	2/15/44	15,490	13,343
Virginia Electric and Power Co.	4.200%	5/15/45	2,000	1,647
Virginia Electric and Power Co.	4.000%	11/15/46	8,725	6,921
Virginia Electric and Power Co.	3.800%	9/15/47	34,972	27,124
Virginia Electric and Power Co.	4.600%	12/1/48	7,310	6,463
Virginia Electric and Power Co.	3.300%	12/1/49	1,400	1,003
Virginia Electric and Power Co.	2.450%	12/15/50	18,170	10,915

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Electric and Power Co.	2.950%	11/15/51	16,390	10,952
	Virginia Electric and Power Co.	4.625%	5/15/52	19,040	16,925
	Virginia Electric and Power Co.	5.450%	4/1/53	16,730	16,842
[5]	Vistra Operations Co. LLC	5.625%	2/15/27	105	102
[5]	Vistra Operations Co. LLC	5.000%	7/31/27	200	188
	Wisconsin Electric Power Co.	5.625%	5/15/33	521	540
	Wisconsin Public Service Corp.	3.300%	9/1/49	4,034	2,884
	Xcel Energy Inc.	3.500%	12/1/49	1,340	966
					2,473,402
Total Corporate Bonds (Cost $15,127,318)					12,870,179
Floating Rate Loan Interests (0.0%)
[8]	American Airlines Inc. Term Loan, TSFR3M + 4.750%	10.338%	4/20/28	317	328
[8]	CDK Global Inc. Term Loan B, TSFR3M + 4.250%	9.492%	7/6/29	84	84
[8]	Cloud Software Group Inc. Term Loan B, TSFR3M + 4.500%	9.842%	3/30/29	30	29
[8]	DirecTV Financing LLC Term Loan, TSFR1M + 5.000%	10.433%	8/2/27	115	114
[8]	First Student Bidco Inc. Term Loan B, TSFR3M + 4.000%	9.342%	7/21/28	235	230
[8]	First Student Bidco Inc. Term Loan C, TSFR3M + 4.000%	9.342%	7/21/28	16	16
[8]	Fortrea Holdings Inc. Term Loan B TSFR3M + 3.750%	8.992%	7/1/30	15	15
[8]	McAfee LLC Term Loan B, TSFR1M + 3.750%	8.963%	3/1/29	79	76
[8]	Medline Borrower LP Term Loan B, TSFR1M + 3.250%	8.683%	10/23/28	164	162
[8]	SBA Senior Finance II LLC Term Loan B, TSFR1M + 1.750%	7.170%	4/11/25	15	15
[8]	Spirit AeroSystems Inc. Term Loan, TSFR3M + 4.500%	9.869%	1/15/27	2	2
Total Floating Rate Loan Interests (Cost $1,050)					1,071
Sovereign Bonds (1.2%)
[5]	Bank Gospodarstwa Krajowego	5.375%	5/22/33	2,562	2,557
[5]	CDP Financial Inc.	5.600%	11/25/39	1,500	1,596
	Government of Bermuda	5.000%	7/15/32	4,510	4,411
	Kingdom of Saudi Arabia	4.500%	10/26/46	450	391
	Kingdom of Saudi Arabia	4.625%	10/4/47	1,965	1,727
	Kingdom of Saudi Arabia	3.250%	11/17/51	3,000	2,070
[5]	Kingdom of Saudi Arabia	5.000%	1/18/53	36,390	33,533
	Kingdom of Saudi Arabia	5.000%	1/18/53	6,690	6,177
[5]	OMERS Finance Trust	4.000%	4/19/52	14,000	11,366
	Republic of Chile	3.100%	5/7/41	34,285	25,708
	Republic of Chile	3.500%	1/25/50	10,784	8,125
	Republic of Chile	3.500%	4/15/53	17,590	13,163
	Republic of Chile	5.330%	1/5/54	24,520	24,447
	Republic of Chile	3.100%	1/22/61	17,745	11,645
	Republic of Chile	3.250%	9/21/71	24,130	15,675
[5]	Republic of Guatemala	6.600%	6/13/36	2,460	2,517
	Republic of Indonesia	6.625%	2/17/37	3,300	3,763
[3]	Republic of Panama	4.500%	4/16/50	259	201
[3]	Republic of Panama	4.300%	4/29/53	3,830	2,863
[3]	Republic of Panama	3.870%	7/23/60	6,432	4,278
	Republic of Panama	4.500%	1/19/63	1,330	985
	Republic of Poland	5.750%	11/16/32	2,119	2,236
[7]	Republic of Poland	4.250%	2/14/43	4,400	4,726
	Republic of Poland	5.500%	4/4/53	3,213	3,267
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United Mexican States	6.350%	2/9/35	7,447	7,842
United Mexican States	4.400%	2/12/52	974	770
United Mexican States	6.338%	5/4/53	4,252	4,357
Total Sovereign Bonds (Cost $232,030)				200,396
Taxable Municipal Bonds (9.3%)
American Municipal Power Inc. Electric Power & Light Revenue	6.270%	2/15/50	40,386	43,474
Bay Area Toll Authority Highway Revenue	6.793%	4/1/30	9	10
Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	23,745	27,437
Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	10,420	12,104
California GO	2.500%	10/1/29	4,500	3,974
California GO	7.500%	4/1/34	4,800	5,762
California GO	5.125%	3/1/38	2,300	2,286
California GO	4.600%	4/1/38	31,195	29,465
California GO	7.550%	4/1/39	6,500	8,084
California GO	7.300%	10/1/39	37,286	44,490
California GO	7.350%	11/1/39	1,000	1,199
California GO	7.625%	3/1/40	3,770	4,666
California GO	7.600%	11/1/40	60,685	76,048
California GO	5.200%	3/1/43	13,435	13,084
California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.353%	6/1/41	1,950	1,750
California State Public Works Board Lease (Abatement) Revenue	8.361%	10/1/34	1,136	1,393
California State University College & University Revenue	3.899%	11/1/47	1,620	1,363
California State University College & University Revenue	2.975%	11/1/51	27,825	19,150
California State University College & University Revenue	2.719%	11/1/52	10,925	7,317
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/49	11,525	10,532
Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	42,170	47,579
Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	9,360	10,561
Commonwealth Financing Authority Appropriations Revenue	4.144%	6/1/38	17,060	15,279
Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/38	19,285	16,940
Commonwealth of Massachusetts GO	2.514%	7/1/41	6,670	4,934
Commonwealth of Massachusetts GO	2.813%	9/1/43	40,910	29,882
Commonwealth of Massachusetts GO	2.900%	9/1/49	6,540	4,588
Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	189	208
Dallas Area Rapid Transit Sales Tax Revenue	2.613%	12/1/48	25,470	17,638
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	16,740	12,141

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/51	2,160	1,859
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	1,944	1,739
	Duke University College & University Revenue	5.850%	4/1/37	29,490	32,304
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	901	1,005
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	324	362
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/34	1,055	855
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/50	26,160	19,079
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/42	1,420	1,427
	Grand Parkway Transportation Corp. Texas System Highway Revenue	3.236%	10/1/52	2,690	1,921
	Houston TX GO	6.290%	3/1/32	1,707	1,788
	Houston TX GO	3.961%	3/1/47	1,500	1,300
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	10,330	11,089
	Kansas Development Finance Authority Appropriations Revenue	4.727%	4/15/37	2,417	2,326
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/45	20,480	19,934
[9]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	14,225	9,976
	Los Angeles CA Unified School District GO	6.758%	7/1/34	30,950	34,617
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	15,020	15,888
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.716%	7/1/39	379	400
	Los Angeles Department of Water & Power System Water Revenue	6.603%	7/1/50	1,849	2,243
	Los Angeles Department of Water Revenue	6.008%	7/1/39	1,136	1,208
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.198%	12/1/39	2,300	2,316
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.052%	7/1/40	1,165	856
	Massachusetts Water Resources Authority Water Revenue	2.823%	8/1/41	16,390	12,538
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	6.089%	11/15/40	3,833	4,142
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	52,780	64,656
	Metropolitan Transportation Authority Transit Revenue	5.871%	11/15/39	210	210
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	750	816
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	1,525	1,397
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/40	3,230	2,563
	Michigan Strategic Fund Lease (Appropriation) Revenue	3.225%	9/1/47	8,310	6,225
[10]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	6,570	7,065
	New Jersey Rutgers State University College & University Revenue	3.915%	5/1/19	44,030	30,816
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	3,607	4,448
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/41	40,362	48,515
	New York City Municipal Water Finance Authority Water Revenue	5.952%	6/15/42	18,114	19,879
	New York City Municipal Water Finance Authority Water Revenue	6.011%	6/15/42	6,843	7,553
	New York City Municipal Water Finance Authority Water Revenue	5.882%	6/15/44	32,580	35,238
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.508%	8/1/37	2,859	2,945
	New York City Water & Sewer System Water Revenue	5.724%	6/15/42	12,711	13,614
	New York NY GO	5.590%	3/1/35	947	988
	New York NY GO	6.271%	12/1/37	550	609
	New York NY GO	5.263%	10/1/52	10,670	11,087
	New York State Dormitory Authority Income Tax Revenue	5.289%	3/15/33	6,000	6,066
	New York State Dormitory Authority Income Tax Revenue	3.110%	2/15/39	8,465	6,791
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/39	15,919	16,492
	New York State Dormitory Authority Income Tax Revenue	5.600%	3/15/40	189	196
	New York State Dormitory Authority Income Tax Revenue	3.190%	2/15/43	7,295	5,557
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	10,945	8,932
	New York State Urban Development Corp. Income Tax Revenue	3.900%	3/15/33	16,310	15,204
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	22,942	28,000
	Ohio State University College & University Revenue	4.910%	6/1/40	12,300	11,978
	Ohio State University College & University Revenue	4.800%	6/1/11	17,638	15,622
[11]	Oregon School Boards Assn. GO	4.759%	6/30/28	646	637

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania State University College & University Revenue	2.790%	9/1/43	1,000	744
	Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/49	565	418
	Permanent University Fund - University of Texas System College & University Revenue	5.262%	7/1/39	11,500	11,762
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/29	2,038	2,163
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/40	15,253	16,140
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/40	10,176	10,767
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	25,005	24,762
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.072%	7/15/53	5,730	5,776
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	46,790	42,450
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/69	31,474	21,601
	Sacramento Municipal Utility District Electric Power & Light Revenue	6.156%	5/15/36	857	928
	Sales Tax Securitization Corp. Illinois Sales Tax Revenue	3.587%	1/1/43	36,460	30,509
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/42	25,400	19,989
	Sales Tax Securitization Corp. Sales Tax Revenue	4.637%	1/1/40	15,235	14,636
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/39	10,450	11,184
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.427%	2/1/42	1,326	1,224
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.594%	7/1/43	717	677
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	1,326	1,598
[12]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	3.492%	1/15/50	3,975	2,963
	Sonoma County CA Miscellaneous Revenue	6.000%	12/1/29	378	390
	Texas GO	5.517%	4/1/39	2,750	2,892
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/41	3,450	3,493
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	3.922%	12/31/49	4,150	3,305
	Texas Transportation Commission GO	2.472%	10/1/44	8,625	5,969
	University of California College & University Revenue	5.770%	5/15/43	473	502
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	3.931%	5/15/45	17,840	16,099
	University of California College & University Revenue	4.858%	5/15/12	32,223	28,257
	University of California College & University Revenue	4.767%	5/15/15	14,875	12,777
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	8,918	10,281
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	852	983
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	30,500	21,069
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	9,765	8,900
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/20	790	520
	University of Michigan College & University Revenue	2.437%	4/1/40	1,500	1,106
	University of Michigan College & University Revenue	3.599%	4/1/47	26,363	22,467
	University of Michigan College & University Revenue	3.504%	4/1/52	19,835	15,574
	University of Michigan College & University Revenue	3.504%	4/1/52	14,898	11,697
	University of Minnesota College & University Revenue	4.048%	4/1/52	21,515	18,804
	University of North Carolina at Chapel Hill College & University Revenue	3.327%	12/1/36	6,730	5,913
	University of Texas System Regents College & University Revenue	4.794%	8/15/46	8,915	8,881
	University of Virginia College & University Revenue	2.256%	9/1/50	17,580	10,713
	University of Virginia College & University Revenue	2.584%	11/1/51	2,025	1,318
	University of Virginia College & University Revenue	3.227%	9/1/19	35,640	21,522
	Washington GO	5.481%	8/1/39	852	881
[12]	Wisconsin Appropriations Revenue	5.700%	5/1/26	1,347	1,357
	Wisconsin Appropriations Revenue	3.954%	5/1/36	3,364	3,068
Total Taxable Municipal Bonds (Cost $1,623,701)					1,487,638
				Shares
Temporary Cash Investments (2.0%)
Money Market Fund (0.3%)
[13]	Vanguard Market Liquidity Fund	5.274%		484,155	48,406

Long-Term Investment-Grade Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Repurchase Agreements (1.7%)
Bank of America Securities LLC (Dated 7/31/23, Repurchase Value $46,807,000, collateralized by U.S. Treasury Note/Bond 0.625%, 10/15/24, with a value of $47,736,000)	5.300%	8/1/23	46,800	46,800
Barclays Capital Inc. (Dated 7/31/23, Repurchase Value $61,909,000, collateralized by U.S. Treasury Note/Bond 2.875%, 5/15/32, with a value of $63,138,000)	5.300%	8/1/23	61,900	61,900
Citigroup Global Markets Inc. (Dated 7/31/23, Repurchase Value $43,006,000, collateralized by U.S. Treasury Note/Bond 0.625%–3.500%, 12/31/27–2/15/33, with a value of $43,860,000)	5.270%	8/1/23	43,000	43,000
JP Morgan Securities LLC (Dated 7/31/23, Repurchase Value $12,002,000, collateralized by U.S. Treasury Note/Bond 2.750%–4.125%, 5/15/25–9/30/27, with a value of $12,240,000)	5.290%	8/1/23	12,000	12,000
RBC Capital Markets LLC (Dated 7/31/23, Repurchase Value $44,507,000, collateralized by Fannie Mae 3.500%, 1/1/43, U.S. Treasury Bill 0.000%, 10/17/23–11/7/23, and U.S. Treasury Inflation Indexed Note/Bond 5.326%–5.466%, 1/31/24–7/31/25, with a value of $45,390,000)	5.300%	8/1/23	44,500	44,500
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wells Fargo & Co. (Dated 7/31/23, Repurchase Value $56,908,000, collateralized by Fannie Mae 5.500%, 6/1/53, with a value of $58,038,000)	5.310%	8/1/23	56,900	56,900
				265,100
Total Temporary Cash Investments (Cost $313,507)				313,506
Total Investments (98.9%) (Cost $18,359,301)				15,834,002
Other Assets and Liabilities—Net (1.1%)				182,085
Net Assets (100%)				16,016,087
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $15,075,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $55,838,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the aggregate value was $711,401,000, representing 4.4% of net assets.
6	Face amount denominated in British pounds.
7	Face amount denominated in euro.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
12	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Long U.S. Treasury Bond	September 2023	321	39,944	(684)
Ultra 10-Year U.S. Treasury Note	September 2023	2,693	315,039	(7,634)
Ultra Long U.S. Treasury Bond	September 2023	1,313	173,603	(4,840)
				(13,158)

Long-Term Investment-Grade Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	September 2023	(54)	(10,964)	28
5-Year U.S. Treasury Note	September 2023	(336)	(35,892)	337
10-Year Japanese Government Bond	September 2023	(17)	(17,542)	155
10-Year U.S. Treasury Note	September 2023	(1,767)	(196,855)	2,609
Euro-Bund	September 2023	(33)	(4,826)	50
Euro-Buxl	September 2023	(38)	(5,623)	125
Long Gilt	September 2023	(48)	(5,922)	—
Long U.S. Treasury Bond	September 2023	(633)	(78,769)	1,765
Ultra 10-Year U.S. Treasury Note	September 2023	(42)	(4,913)	—
				5,069
				(8,089)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
HSBC Bank plc	9/20/23	GBP	1,511	USD	1,944	—	(4)
JPMorgan Chase Bank, N.A.	9/20/23	GBP	391	USD	500	2	—
Toronto-Dominion Bank	9/20/23	GBP	198	USD	254	—	—
Toronto-Dominion Bank	9/20/23	JPY	15,604	USD	111	—	(1)
Standard Chartered Bank	9/20/23	JPY	14,270	USD	101	—	—
Morgan Stanley Capital Services Inc.	9/20/23	JPY	9,702	USD	70	—	(1)
BNP Paribas	9/20/23	USD	176	AUD	255	4	—
State Street Bank & Trust Co.	9/20/23	USD	13,283	EUR	11,797	279	—
HSBC Bank plc	9/20/23	USD	224	EUR	202	1	—
Bank of Montreal	9/20/23	USD	226	EUR	201	5	—
Morgan Stanley Capital Services Inc.	9/20/23	USD	6,559	GBP	5,110	—	—
State Street Bank & Trust Co.	9/20/23	USD	435	GBP	340	—	(1)
Wells Fargo Bank N.A.	9/20/23	USD	219	GBP	170	1	—
State Street Bank & Trust Co.	9/20/23	USD	202	GBP	155	3	—
Bank of New York	9/20/23	USD	192	GBP	151	—	(2)
JPMorgan Chase Bank, N.A.	9/20/23	USD	17	GBP	13	—	—
Bank of Montreal	9/20/23	USD	183	JPY	25,521	2	—
Morgan Stanley Capital Services Inc.	9/20/23	USD	92	JPY	12,801	1	—
State Street Bank & Trust Co.	9/20/23	USD	71	JPY	10,030	—	—
						298	(9)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Long-Term Investment-Grade Fund
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S40-V1	6/21/28	USD	4,970	5.000	207	45
CDX-NA-IG-S40-V1	6/21/28	USD	1,836,150	1.000	31,757	16,451
					31,964	16,496
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)[1]	Periodic Premium Received (Paid) (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Republic of Chile/A2	6/21/28	GSI	8,300	1.000	145	(59)	204	—
1	Periodic premium received/paid quarterly.
GSI—Goldman Sachs International.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Investment-Grade Fund
Statement of Assets and Liabilities
As of July 31, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $18,310,894)	15,785,596
Affiliated Issuers (Cost $48,407)	48,406
Total Investments in Securities	15,834,002
Investment in Vanguard	552
Cash	2,180
Foreign Currency, at Value (Cost $543)	543
Receivables for Investment Securities Sold	6,380
Receivables for Accrued Income	202,529
Receivables for Capital Shares Issued	8,136
Variation Margin Receivable—Futures Contracts	564
Unrealized Appreciation—Forward Currency Contracts	298
Unrealized Appreciation—Over-the-Counter Swap Contracts	204
Other Assets	54
Total Assets	16,055,442
Liabilities
Payables for Investment Securities Purchased	8,428
Payables to Investment Advisor	590
Payables for Capital Shares Redeemed	20,640
Payables for Distributions	7,347
Payables to Vanguard	870
Swap Premiums Received	59
Unrealized Depreciation—Forward Currency Contracts	9
Variation Margin Payable—Centrally Cleared Swap Contracts	1,412
Total Liabilities	39,355
Net Assets	16,016,087
At July 31, 2023, net assets consisted of:

Paid-in Capital	19,541,089
Total Distributable Earnings (Loss)	(3,525,002)
Net Assets	16,016,087

Investor Shares—Net Assets
Applicable to 486,012,981 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,856,156
Net Asset Value Per Share—Investor Shares	$7.93

Admiral Shares—Net Assets
Applicable to 1,532,583,079 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,159,931
Net Asset Value Per Share—Admiral Shares	$7.93
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Investment-Grade Fund
Statement of Operations

Six Months Ended July 31, 2023
($000)
Investment Income
Income
Interest[1]	375,748
Total Income	375,748
Expenses
Investment Advisory Fees—Note B	1,326
The Vanguard Group—Note C
Management and Administrative— Investor Shares	3,537
Management and Administrative— Admiral Shares	5,512
Marketing and Distribution— Investor Shares	113
Marketing and Distribution— Admiral Shares	372
Custodian Fees	27
Shareholders’ Reports—Investor Shares	51
Shareholders’ Reports—Admiral Shares	28
Trustees’ Fees and Expenses	4
Other Expenses	10
Total Expenses	10,980
Net Investment Income	364,768
Realized Net Gain (Loss)
Investment Securities Sold[1]	(325,181)
Futures Contracts	(11,432)
Swap Contracts	24,081
Forward Currency Contracts	(469)
Foreign Currencies	40
Realized Net Gain (Loss)	(312,961)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(430,294)
Futures Contracts	(9,575)
Swap Contracts	(6,221)
Forward Currency Contracts	267
Foreign Currencies	(15)
Change in Unrealized Appreciation (Depreciation)	(445,838)
Net Increase (Decrease) in Net Assets Resulting from Operations	(394,031)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,962,000, $12,000, and ($8,000), respectively. Purchases and sales are for temporary cash investment purposes.
Statement of Changes in Net Assets

	Six Months Ended July 31, 2023	Year Ended January 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	364,768	669,307
Realized Net Gain (Loss)	(312,961)	(664,202)
Change in Unrealized Appreciation (Depreciation)	(445,838)	(3,188,163)
Net Increase (Decrease) in Net Assets Resulting from Operations	(394,031)	(3,183,058)
Distributions
Investor Shares	(87,014)	(161,314)
Admiral Shares	(287,086)	(524,700)
Total Distributions	(374,100)	(686,014)
Capital Share Transactions
Investor Shares	153,032	(16,768)
Admiral Shares	271,525	636,679
Net Increase (Decrease) from Capital Share Transactions	424,557	619,911
Total Increase (Decrease)	(343,574)	(3,249,161)
Net Assets
Beginning of Period	16,359,661	19,608,822
End of Period	16,016,087	16,359,661

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Investment-Grade Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.32	$10.33	$11.42	$11.48	$9.79	$10.40
Investment Operations
Net Investment Income[1]	.180	.339	.323	.349	.381	.397
Net Realized and Unrealized Gain (Loss) on Investments	(.386)	(2.001)	(.836)	.399	1.854	(.560)
Total from Investment Operations	(.206)	(1.662)	(.513)	.748	2.235	(.163)
Distributions
Dividends from Net Investment Income	(.184)	(.348)	(.340)	(.368)	(.399)	(.413)
Distributions from Realized Capital Gains	—	—	(.237)	(.440)	(.146)	(.034)
Total Distributions	(.184)	(.348)	(.577)	(.808)	(.545)	(.447)
Net Asset Value, End of Period	$7.93	$8.32	$10.33	$11.42	$11.48	$9.79
Total Return[2]	-2.47%	-16.05%	-4.64%	6.54%	23.31%	-1.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,856	$3,884	$4,840	$5,070	$4,942	$4,098
Ratio of Total Expenses to Average Net Assets	0.22%	0.21%	0.22%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	4.53%	3.98%	2.94%	2.97%	3.57%	4.08%
Portfolio Turnover Rate	17%	26%	24%	30%	34%[3]	32%[3]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 1% and 0%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Investment-Grade Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.32	$10.33	$11.42	$11.48	$9.79	$10.40
Investment Operations
Net Investment Income[1]	.184	.348	.334	.361	.392	.407
Net Realized and Unrealized Gain (Loss) on Investments	(.386)	(2.001)	(.836)	.399	1.853	(.560)
Total from Investment Operations	(.202)	(1.653)	(.502)	.760	2.245	(.153)
Distributions
Dividends from Net Investment Income	(.188)	(.357)	(.351)	(.380)	(.409)	(.423)
Distributions from Realized Capital Gains	—	—	(.237)	(.440)	(.146)	(.034)
Total Distributions	(.188)	(.357)	(.588)	(.820)	(.555)	(.457)
Net Asset Value, End of Period	$7.93	$8.32	$10.33	$11.42	$11.48	$9.79
Total Return[2]	-2.43%	-15.97%	-4.54%	6.64%	23.43%	-1.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,160	$12,475	$14,769	$15,455	$15,335	$12,820
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	4.63%	4.08%	3.04%	3.07%	3.67%	4.18%
Portfolio Turnover Rate	17%	26%	24%	30%	34%[3]	32%[3]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 1% and 0%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Investment-Grade Fund
Notes to Financial Statements
Vanguard Long-Term Investment-Grade Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.

Long-Term Investment-Grade Fund
5. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
6. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2023, the fund’s average investments in long and short futures contracts represented 2% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
7. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

Long-Term Investment-Grade Fund
During the six months ended July 31, 2023, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
8. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended July 31, 2023, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 12% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Long-Term Investment-Grade Fund
9. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
10. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
11. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
12. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company llp provides investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor.
Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $145,000 for the six months ended July 31, 2023.
For the six months ended July 31, 2023, the aggregate investment advisory fee paid to all advisors represented an effective annual rate of 0.02% of the fund’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management,

Long-Term Investment-Grade Fund
administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2023, the fund had contributed to Vanguard capital in the amount of $552,000, representing less than 0.01% of the fund’s net assets and 0.22% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	922,628	—	922,628
Asset-Backed/Commercial Mortgage-Backed Securities	—	38,584	—	38,584
Corporate Bonds	—	12,870,179	—	12,870,179
Floating Rate Loan Interests	—	1,071	—	1,071
Sovereign Bonds	—	200,396	—	200,396
Taxable Municipal Bonds	—	1,487,638	—	1,487,638
Temporary Cash Investments	48,406	265,100	—	313,506
Total	48,406	15,785,596	—	15,834,002
Derivative Financial Instruments
Assets
Futures Contracts[1]	5,069	—	—	5,069
Forward Currency Contracts	—	298	—	298
Swap Contracts	16,496[1]	204	—	16,700
Total	21,565	502	—	22,067
Liabilities
Futures Contracts[1]	13,158	—	—	13,158
Forward Currency Contracts	—	9	—	9
Total	13,158	9	—	13,167
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At July 31, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	5,069	—	—	5,069
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	16,496	16,496

Long-Term Investment-Grade Fund
	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	298	—	298
Unrealized Appreciation— Over-the-Counter Swap Contracts	—	—	204	204
Total Assets	5,069	298	16,700	22,067

Swap Premiums Received	—	—	59	59
Unrealized Depreciation—Futures Contracts[1]	13,158	—	—	13,158
Unrealized Depreciation—Forward Currency Contracts	—	9	—	9
Total Liabilities	13,158	9	59	13,226
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2023, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(11,432)	—	—	(11,432)
Swap Contracts	—	—	24,081	24,081
Forward Currency Contracts	—	(469)	—	(469)
Realized Net Gain (Loss) on Derivatives	(11,432)	(469)	24,081	12,180
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(9,575)	—	—	(9,575)
Swap Contracts	—	—	(6,221)	(6,221)
Forward Currency Contracts	—	267	—	267
Change in Unrealized Appreciation (Depreciation) on Derivatives	(9,575)	267	(6,221)	(15,529)
F.	As of July 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	18,371,535
Gross Unrealized Appreciation	148,514
Gross Unrealized Depreciation	(2,677,206)
Net Unrealized Appreciation (Depreciation)	(2,528,692)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2023, the fund had available capital losses totaling $672,271,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended July 31, 2023, the fund purchased $2,314,307,000 of investment securities and sold $1,766,365,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $676,270,000 and $909,673,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2023, such purchases were $0 and sales were $692,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Long-Term Investment-Grade Fund
H.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	180,832	22,723	259,888	29,766
Issued in Lieu of Cash Distributions	84,628	10,562	156,937	18,689
Redeemed	(112,428)	(14,045)	(433,593)	(50,028)
Net Increase (Decrease)—Investor Shares	153,032	19,240	(16,768)	(1,573)
Admiral Shares
Issued	1,152,216	144,055	2,561,188	296,703
Issued in Lieu of Cash Distributions	244,497	30,512	444,560	53,034
Redeemed	(1,125,188)	(141,187)	(2,369,069)	(279,594)
Net Increase (Decrease)—Admiral Shares	271,525	33,380	636,679	70,143
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to July 31, 2023, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Short-Term Investment-Grade Fund and Vanguard Intermediate-Term Investment-Grade Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board has also renewed Vanguard Long-Term Investment-Grade Fund’s investment advisory arrangements with Wellington Management Company llp (Wellington Management) and Vanguard, through its Fixed Income Group. The board determined that renewing each fund’s advisory arrangements was in the best interests of the funds and their shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:
Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. The portfolio manager has the support of a deep and experienced team of investment-grade credit research analysts. The team conducts independent credit analysis on individual issuers in the universe of bonds considered for the fund. The portfolio manager draws upon the sector experience of these analysts and the broader fixed income team at Wellington Management to manage the fund’s duration, sector, quality, and curve positioning. The firm has managed the Long-Term Investment-Grade Fund since its inception in 1973.
Vanguard. Vanguard has been managing investments for more than four decades and has advised the Short-Term Investment-Grade and Intermediate-Term Investment-Grade Funds since their inceptions, and a portion of the Long-Term Investment-Grade Fund since 2013. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of each fund and advisor, as applicable, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate or expenses were also below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee for the Long-Term Investment-Grade Fund because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the Long-Term Investment-Grade Fund shareholders benefit from economies of scale because of the breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board also concluded that the Short-Term Investment-Grade, Intermediate-Term Investment-Grade, and Long-Term Investment-Grade Funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Fixed Income Securities Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Short-Term Investment-Grade Fund, Vanguard Intermediate-Term Investment-Grade Fund, and Vanguard Long-Term Investment-Grade Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds'liquidity risk.

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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q392 092023

Semiannual Report   |   July 31, 2023
Vanguard Ultra-Short-Term Bond Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	34
Liquidity Risk Management	36

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended July 31, 2023
Ultra-Short-Term Bond Fund	Beginning Account Value 1/31/2023	Ending Account Value 7/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,019.80	$1.00
Admiral™ Shares	1,000.00	1,020.30	0.50
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.20% for Investor Shares and 0.10% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Ultra-Short-Term Bond Fund
Fund Allocation
As of July 31, 2023
Asset-Backed/Commercial Mortgage-Backed Securities	17.0%
Corporate Bonds	71.0
Short-Term Reserves	0.6
Sovereign Bonds	1.5
Treasury/Agency	9.0
Commercial Paper	0.9
The table reflects the fund’s investments, except for derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
3

Ultra-Short-Term Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Asset-Backed/Commercial Mortgage-Backed Securities (16.9%)
[1]	Ally Auto Receivables Trust Class A2 Series 2022-2	4.620%	10/15/25	25,172	25,085
[1]	Ally Auto Receivables Trust Class A2 Series 2022-3	5.290%	6/16/25	13,466	13,432
[1]	Ally Auto Receivables Trust Class A3 Series 2023-1	5.460%	5/15/28	12,590	12,598
[1]	American Express Credit Account Class A Series 2022-2	3.390%	5/15/27	37,312	36,071
[1]	American Express Credit Account Master Trust Class A Series 2022-3	3.750%	8/15/27	34,644	33,607
[1]	AmeriCredit Automobile Receivables Trust Class A2A Series 2022-2	4.200%	12/18/25	20,463	20,305
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2020-3	0.530%	6/18/25	503	502
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-1	0.370%	8/18/25	2,374	2,359
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	4,486	4,386
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/27	11,150	11,092
[1]	AmeriCredit Automobile Receivables Trust Class C Series 2020-2	1.480%	2/18/26	2,520	2,439
[1,2]	ARI Fleet Lease Trust Class A2 Series 2021-A	0.370%	3/15/30	1,728	1,712
[1,2]	ARI Fleet Lease Trust Class A2 Series 2022-A	3.120%	1/15/31	2,218	2,176
[1,2]	ARI Fleet Lease Trust Class A2 Series 2023-A	5.410%	2/17/32	9,240	9,137
[1,2]	ARI Fleet Lease Trust Class A3 Series 2022-A	3.430%	1/15/31	1,950	1,865
[1]	BA Credit Card Trust Class A1 Series 2022-A1	3.530%	11/15/27	45,485	44,076
[1]	BA Credit Card Trust Class A2 Series 2022-A2	5.000%	4/15/28	11,426	11,384
[1,2]	Bank of America Auto Trust Class A3 Series 2023-1A	5.530%	2/15/28	17,200	17,227
[1]	BMW Vehicle Lease Trust Class A3 Series 2023-1	5.160%	11/25/25	7,750	7,704
[1]	BMW Vehicle Owner Trust Class A3 Series 2023-A	5.470%	2/25/28	10,030	10,083
[1]	BMW Vehicle Owner Trust Class A4 Series 2020-A	0.620%	4/26/27	4,230	4,125
[1,2,3]	Brass No. 10 plc Class A1 Series 10A	0.669%	4/16/69	5,157	4,915
[1]	Capital One Multi-Asset Execution Trust Class A Series 2022-A3	4.950%	10/15/27	5,150	5,121
[1]	Capital One Multi-Asset Execution Trust Class A3 Series 2021-A3	1.040%	11/15/26	4,900	4,634
4

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Capital One Prime Auto Receivables Trust Class A2 Series 2023-1	5.200%	5/15/26	22,450	22,361
[1]	Capital One Prime Auto Receivables Trust Class A2a Series 2022-2	3.740%	9/15/25	6,923	6,867
[1]	CarMax Auto Owner Trust Class A2 Series 2022-1	0.910%	2/18/25	2,373	2,366
[1]	CarMax Auto Owner Trust Class A2A Series 2023-1	5.230%	1/15/26	11,420	11,383
[1]	Carmax Auto Owner Trust Class A2A Series 2023-3	5.720%	11/16/26	18,680	18,661
[1]	CarMax Auto Owner Trust Class A3 Series 2020-3	0.620%	3/17/25	4,625	4,592
[1]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	3,680	3,589
[1]	Carmax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/28	20,260	20,103
[1]	CarMax Auto Owner Trust Class A4 Series 2020-3	0.770%	3/16/26	4,660	4,513
[1]	Carvana Auto Receivables Trust Class A3 Series 2022-P1	3.350%	2/10/27	5,700	5,504
[1,2]	Chase Auto Owner Trust Class A2 Series 2022-AA	3.860%	10/27/25	8,204	8,146
[1,2]	Chesapeake Funding II LLC Class A1 Series 2020-1A	0.870%	8/15/32	3,595	3,574
[1,2]	Chesapeake Funding II LLC Class A1 Series 2023-1A	5.650%	5/15/35	9,714	9,630
[1,2]	Citizens Auto Receivables Trust Class A3 Series 2023-1	5.840%	1/18/28	16,760	16,712
[1]	CNH Equipment Trust Class A2 Series 2021-C	0.330%	1/15/25	686	685
[1]	CNH Equipment Trust Class A2 Series 2022-B	3.940%	12/15/25	4,687	4,651
[1]	CNH Equipment Trust Class A2 Series 2022-C	5.420%	7/15/26	23,624	23,558
[1]	CNH Equipment Trust Class A2 Series 2023-A	5.340%	9/15/26	4,260	4,239
[1]	CNH Equipment Trust Class A3 Series 2020-A	1.160%	6/16/25	914	904
[1]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/27	11,425	10,944
[1]	CNH Equipment Trust Class A4 Series 2020-A	1.510%	4/15/27	2,250	2,196
[1]	COMM Mortgage Trust Class A2 Series 2014-CR14	3.147%	2/10/47	26	26
[1]	COMM Mortgage Trust Class ASB Series 2014-CCRE16	3.653%	4/10/47	522	519
[1]	Daimler Trucks Retail Trust Class A2 Series 2022-1	5.070%	9/16/24	6,893	6,870
[1,2]	Dell Equipment Finance Trust Class A2 Series 2022-2	4.030%	7/22/27	10,097	10,008
[1,2]	Dell Equipment Finance Trust Class A3 Series 2023-1	5.650%	9/22/28	25,160	25,214
[1,2]	Dell Equipment Finance Trust Class A3 Series 2023-2	5.650%	1/22/29	4,710	4,696
[1]	Discover Card Execution Note Trust Class A Series 2022-A4	5.030%	10/15/27	17,500	17,437
[1]	Discover Card Execution Note Trust Class A3 Series 2022-A3	3.560%	7/15/27	23,220	22,502
[1,2]	DLLAA LLC Class A2 Series 2023-1A	5.930%	7/20/26	7,700	7,710
[1,2]	DLLAD LLC Class A2 Series 2023-1A	5.190%	4/20/26	8,020	7,960
[1,2]	DLLMT LLC Class A2 Series 2023-1A	5.780%	11/20/25	15,820	15,721
[1,2]	DLLST LLC Class A3 Series 2022-1A	3.400%	1/21/25	11,000	10,833
[1,2]	DLLST LLC Class A4 Series 2022-1A	3.690%	9/20/28	2,810	2,715
[1,2]	Donlen Fleet Lease Funding 2 LLC Class A2 Series 2021-2	0.560%	12/11/34	3,765	3,668
5

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Drive Auto Receivables Trust Class C Series 2020-2	2.280%	8/17/26	153	153
[1]	Drive Auto Receivables Trust Class D Series 2019-4	2.700%	2/16/27	1,099	1,087
[1]	Drive Auto Receivables Trust Class D Series 2020-1	2.700%	5/17/27	1,517	1,487
[1,2]	DT Auto Owner Trust Class A Series 2021-4	0.560%	9/15/25	967	963
[1,2]	DT Auto Owner Trust Class A Series 2022-2A	2.880%	6/15/26	2,805	2,776
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2020-2	0.610%	7/20/26	3,238	3,193
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2021-1	0.440%	12/21/26	1,931	1,896
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2021-2	0.480%	5/20/27	7,639	7,381
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2021-3	0.770%	8/20/27	6,678	6,429
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2023-1	5.510%	1/22/29	10,000	9,908
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2023-2	5.560%	4/22/30	11,720	11,667
[1]	Exeter Automobile Receivables Trust Class A3 Series 2022-2A	2.800%	11/17/25	6,608	6,582
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Class 2M1 Series 2021-R02, SOFR30A + 0.900%	5.969%	11/25/41	12,692	12,658
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2021-R01, SOFR30A + 0.750%	5.819%	10/25/41	4,743	4,726
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	6.769%	7/25/43	4,030	4,040
[1,2]	Flagship Credit Auto Trust Class A Series 2021-2	0.370%	12/15/26	2,141	2,125
[1,2]	Flagship Credit Auto Trust Class A Series 2021-3	0.360%	7/15/27	8,969	8,755
[1,2]	Flagship Credit Auto Trust Class A Series 2021-4	0.810%	7/17/26	5,941	5,798
[1]	Ford Credit Auto Lease Trust Class A4 Series 2022-A	3.370%	7/15/25	2,630	2,577
[1]	Ford Credit Auto Lease Trust Class C Series 2022-A	4.180%	10/15/25	8,350	8,106
[1,2]	Ford Credit Auto Owner Trust Class A Series 2019-1	3.520%	7/15/30	30,270	29,971
[1,2]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	25,274	23,890
[1]	Ford Credit Auto Owner Trust Class A2A Series 2022-B	3.440%	2/15/25	9,447	9,392
[1]	Ford Credit Auto Owner Trust Class A2A Series 2022-C	4.520%	4/15/25	10,548	10,505
[1]	Ford Credit Auto Owner Trust Class A2A Series 2022-D	5.370%	8/15/25	11,927	11,898
[1]	Ford Credit Auto Owner Trust Class A3 Series 2020-B	0.560%	10/15/24	548	547
[1]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/28	9,420	9,302
[1]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/28	13,290	13,228
[1]	Ford Credit Auto Owner Trust Class A4 Series 2020-A	1.350%	7/15/25	2,312	2,282
[1]	Ford Credit Floorplan Master Owner Trust A Class C Series 2020-1	1.420%	9/15/25	4,790	4,764
6

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Ford Credit Floorplan Master Owner Trust Class A Series 2019-4	2.440%	9/15/26	2,590	2,496
[1]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-1B	0.980%	9/15/25	5,200	5,170
[1]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2020-1	0.700%	9/15/25	52,100	51,814
[1]	Ford Credit Floorplan Master Owner Trust Class D Series 2020-1	2.120%	9/15/25	6,730	6,692
[1,2,3,4]	Freddie Mac STACR REMICS Trust Class M1 Series 2021-DNA6, SOFR30A + 0.800%	5.869%	10/25/41	13,957	13,918
[1,2]	GLS Auto Receivables Issuer Trust Class A Series 2021-4A	0.840%	7/15/25	1,657	1,652
[1,2]	GLS Auto Receivables Trust Class A Series 2022-1A	1.980%	8/15/25	2,667	2,650
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2023-1	5.160%	4/20/26	12,500	12,427
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2023-2	5.050%	7/20/26	9,320	9,246
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2022-2	3.540%	5/20/26	7,470	7,302
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2023-2	5.090%	5/20/27	2,600	2,572
[1]	GM Financial Automobile Leasing Trust Class B Series 2022-2	4.020%	5/20/26	5,250	5,097
[1]	GM Financial Consumer Automobile Receivables Trust Class A2 Series 2022-1	0.760%	2/18/25	2,207	2,200
[1]	GM Financial Consumer Automobile Receivables Trust Class A2a Series 2022-4	4.600%	11/17/25	28,091	27,944
[1]	GM Financial Consumer Automobile Receivables Trust Class A2A Series 2023-1	5.190%	3/16/26	12,770	12,727
[1]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-2	1.490%	12/16/24	870	866
[1]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-3	5.450%	6/16/28	4,770	4,782
[1]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-2	1.740%	8/18/25	9,000	8,854
[1]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-3	0.810%	1/16/26	2,100	2,000
[1]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-3	1.370%	1/16/26	900	863
[1,2]	GMF Floorplan Owner Revolving Trust Class A Series 2020-1	0.680%	8/15/25	10,940	10,923
[1,2]	GMF Floorplan Owner Revolving Trust Class A Series 2020-2	0.690%	10/15/25	29,460	29,180
[1,2]	GMF Floorplan Owner Revolving Trust Class B Series 2020-1	1.030%	8/15/25	1,670	1,667
[1,2]	GMF Floorplan Owner Revolving Trust Class C Series 2020-1	1.480%	8/15/25	1,360	1,357
[1]	Harley-Davidson Motorcycle Trust Class A2A Series 2023-A	5.320%	6/15/26	9,750	9,703
[1]	Harley-Davidson Motorcycle Trust Class A3 Series 2021-A	0.370%	4/15/26	3,624	3,546
[1]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	5,660	5,520
[1]	Hershey Co.	4.930%	11/15/27	9,880	9,784
[1,2]	Hertz Vehicle Financing III LLC Class A Series 2022-3A	3.370%	3/25/25	14,780	14,615
[1,2]	Hertz Vehicle Financing III LLC Class C Series 2022-3A	4.350%	3/25/25	2,760	2,724
7

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Honda Auto Receivables Owner Trust Class A2 Series 2022-2	3.810%	3/18/25	6,914	6,869
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/27	12,250	12,182
[1]	Honda Auto Receivables Owner Trust Class A4 Series 2020-2	1.090%	10/15/26	4,730	4,689
[1]	Honda Auto Receivables Owner Trust Class A4 Series 2020-3	0.460%	4/19/27	10,740	10,485
[1,2]	HPEFS Equipment Trust Class A2 Series 2022-1A	1.020%	5/21/29	2,653	2,642
[1,2]	HPEFS Equipment Trust Class A3 Series 2021-2A	0.360%	9/20/28	3,064	3,048
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2021-B	0.330%	6/17/24	726	725
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2023-B	5.150%	6/15/26	14,720	14,615
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2022-B	3.500%	4/15/26	22,270	21,737
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2022-C	4.480%	8/17/26	16,042	15,791
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2023-B	5.170%	4/15/27	10,460	10,297
[1]	Hyundai Auto Receivables Trust Class A2 Series 2022-B	3.640%	5/15/25	7,312	7,262
[1]	Hyundai Auto Receivables Trust Class A2A Series 2020-C	5.350%	11/17/25	23,984	23,907
[1]	Hyundai Auto Receivables Trust Class A3 Series 2020-B	0.480%	12/16/24	953	950
[1]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/27	4,900	4,832
[1]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/28	9,040	9,060
[1]	Hyundai Auto Receivables Trust Class A4 Series 2019-B	2.000%	4/15/25	565	564
[1]	Hyundai Auto Receivables Trust Class A4 Series 2020-A	1.720%	6/15/26	9,260	9,063
[1]	Hyundai Auto Receivables Trust Class A4 Series 2020-B	0.620%	12/15/25	8,020	7,851
[1]	John Deere Owner Trust Class A2 Series 2022-B	3.730%	6/16/25	8,255	8,197
[1]	John Deere Owner Trust Class A2 Series 2023-A	5.280%	3/16/26	21,250	21,160
[1]	John Deere Owner Trust Class A2 Series 2023-B	5.590%	6/15/26	7,460	7,452
[1]	John Deere Owner Trust Class A3 Series 2020-B	0.510%	11/15/24	1,021	1,014
[1]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/27	12,750	12,637
[1]	John Deere Owner Trust Class A4 Series 2020-B	0.720%	6/15/27	3,820	3,737
[1,2]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-1	0.875%	9/25/28	5,138	4,979
[1,2]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-2	0.889%	12/26/28	3,288	3,180
[1,2]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-3	0.760%	2/26/29	7,476	7,134
[1,2]	JPMorgan Chase Bank NA - CACLN Class C Series 2020-2	1.139%	2/25/28	300	296
[1,2]	JPMorgan Chase Bank NA - CACLN Class C Series 2021-1	1.024%	9/25/28	3,186	3,084
[1,2]	JPMorgan Chase Bank NA Class B Series 2020-1	0.991%	1/25/28	529	526
[1,2]	JPMorgan Chase Bank NA Class C Series 2020-1	1.389%	1/25/28	55	55
[1,2]	JPMorgan Chase Bank NA Class D Series 2020-1	1.886%	1/25/28	43	43
[1,2]	Kubota Credit Owner Trust Class A2 Series 2022-2A	4.070%	6/17/25	12,790	12,683
8

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Kubota Credit Owner Trust Class A2 Series 2023-1A	5.400%	2/17/26	8,700	8,607
[1,2]	Kubota Credit Owner Trust Class A2 Series 2023-2A	5.610%	7/15/26	13,190	13,172
[1,2]	Kubota Credit Owner Trust Class A3 Series 2020-2	0.590%	10/15/24	4,006	3,963
[1,2]	Kubota Credit Owner Trust Class A4 Series 2020-2	0.730%	6/15/26	4,810	4,661
[1]	Mercedes-Benz Auto Lease Trust Class A3 2023-A	4.740%	1/15/27	32,340	31,958
[1]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-B	0.400%	11/15/24	11,507	11,359
[1]	Mercedes-Benz Auto Receivables Trust Class A2 Series 2022-1	5.260%	10/15/25	30,896	30,835
[1]	Mercedes-Benz Auto Receivables Trust Class A2 Series 2023-1	5.090%	1/15/26	13,331	13,283
[1,2]	MMAF Equipment Finance LLC Class A2 Series 2020-A	0.740%	4/9/24	18	18
[1]	Nissan Auto Lease Trust Class A3 Series 2023-B	5.690%	7/15/26	5,540	5,550
[1]	Nissan Auto Receivables Owner Trust Class A2 Series 2022-B	4.500%	8/15/25	15,149	15,064
[1]	Nissan Auto Receivables Owner Trust Class A3 Series 2020-A	1.380%	12/16/24	2,188	2,176
[1]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-A	4.910%	11/15/27	27,790	27,572
[1]	Nissan Auto Receivables Owner Trust Class A4 Series 2020-A	1.700%	5/17/27	6,830	6,624
[1]	Nissan Auto Receivables Owner Trust Class A4 Series 2020-B	0.710%	2/16/27	6,296	6,203
[1,2,3]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, SOFR + 1.114%	6.319%	6/20/60	513	513
[1,2,3]	Pepper Residential Securities Trust No. 24 Class A1U Series 24A, SOFR + 1.014%	6.199%	11/18/60	621	620
[1,2]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-1A	4.810%	9/22/28	11,900	11,788
[1,2,3]	RESIMAC Bastille Trust Class A1B Series 2021-2NCA, SOFR + 0.740%	5.808%	2/3/53	7,857	7,778
[1,2]	RESIMAC Premier Class A1B Series 2020-1	1.274%	2/7/52	1,112	1,112
[1,2]	Santander Bank NA - SBCLN Class B Series 2021-1A	1.833%	12/15/31	5,447	5,256
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-2	2.980%	10/15/26	5,664	5,599
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-3	3.400%	12/15/26	812	802
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-4	4.140%	2/16/27	19,480	19,245
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-5	4.110%	8/17/26	9,780	9,697
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-6	4.490%	11/16/26	1,440	1,427
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-1	4.880%	4/15/27	15,610	15,435
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-2	5.210%	7/15/27	12,910	12,758
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-3	5.610%	10/15/27	8,270	8,250
[1]	Santander Drive Auto Receivables Trust Class B Series 2022-2	3.440%	9/15/27	10,000	9,704
9

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Santander Drive Auto Receivables Trust Class C Series 2021-1	0.750%	2/17/26	1,646	1,637
[1,2]	Santander Retail Auto Lease Trust Class A3 Series 2021-B	0.510%	8/20/24	12,487	12,341
[1,2]	Santander Retail Auto Lease Trust Class A3 Series 2021-C	0.500%	3/20/25	6,907	6,842
[1,2]	Santander Retail Auto Lease Trust Class A4 Series 2020-B	0.650%	12/20/24	9,950	9,888
[1,2]	Santander Retail Auto Lease Trust Class A4 Series 2022-B	3.330%	10/20/26	4,050	3,910
[1,2]	Santander Retail Auto Lease Trust Class B Series 2022-B	3.850%	3/22/27	4,790	4,621
[1,2]	SFS Auto Receivables Securitization Trust Class A2A Series 2023-1A	5.890%	3/22/27	9,850	9,836
[1,2]	Tesla Auto Lease Trust Class A2 Series 2021-B	0.360%	9/22/25	4,850	4,808
[1,2]	Tesla Auto Lease Trust Class A3 Series 2023-A	5.889%	6/22/26	18,980	18,952
[1,2]	Tesla Auto Lease Trust Class A4 Series 2023-A	5.940%	7/20/27	4,750	4,749
[1]	Toyota Auto Receivables Owner Trust Class A2 Series 2023-A	5.050%	1/15/26	12,000	11,951
[1]	Toyota Auto Receivables Owner Trust Class A2A Series 2022-C	3.830%	8/15/25	10,087	10,005
[1]	Toyota Auto Receivables Owner Trust Class A2A Series 2022-D	5.270%	1/15/26	15,235	15,185
[1]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/28	11,900	11,778
[1]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-B	1.660%	9/15/25	4,460	4,382
[1]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-C	0.570%	10/15/25	7,530	7,320
[1,2]	Toyota Lease Owner Trust Crass A3 Series 2023-A	4.930%	4/20/26	22,000	21,808
[1,2]	USAA Auto Owner Trust Class A2 Series 2022-A	4.600%	2/18/25	17,780	17,736
[1]	Verizon Master Trust Class A Series 2021-2	0.990%	4/20/28	17,470	16,516
[1]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	16,180	15,658
[1]	Verizon Master Trust Class A Series 2023-2	4.890%	4/13/28	19,120	18,951
[1]	Verizon Master Trust Class A1A Series 2022-5	3.720%	7/20/27	4,010	3,973
[1]	Verizon Owner Trust Class B Series 2020-B	0.680%	2/20/25	13,620	13,467
[1]	Verizon Owner Trust Class C Series 2020-B	0.830%	2/20/25	21,010	20,760
[1]	Volkswagen Auto Lease Trust Class A2 Series 2022-A	3.020%	10/21/24	8,926	8,873
[1]	Volkswagen Auto Loan Enhanced Trust Class A2A Series 2023-1	5.500%	12/21/26	19,250	19,189
[1]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2020-1	1.260%	8/20/26	3,590	3,531
[1,2]	Volvo Financial Equipment LLC Class A3 Series 2020-1A	0.510%	10/15/24	3,779	3,753
[1,2]	Volvo Financial Equipment LLC Class A4 Series 2020-1A	0.600%	3/15/28	4,700	4,538
[1,2]	Westlake Automobile Receivables Trust Class A3 Series 2021-3A	0.950%	6/16/25	19,983	19,853
[1,2]	Westlake Automobile Receivables Trust Class A3 Series 2022-1A	2.420%	7/15/25	28,100	27,765
[1,2]	Wheels Fleet Lease Funding 1 LLC Class A Series 2022-1A	2.470%	10/18/36	2,458	2,402
[1,2]	Wheels SPV 2 LLC Class A3 Series 2020-1A	0.620%	8/20/29	3,108	3,041
[1]	World Omni Auto Receivables Trust Ciass A3 Series 2023-B	4.660%	5/15/28	9,200	9,080
10

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	World Omni Auto Receivables Trust Class A2 Series 2022-C	3.730%	3/16/26	5,988	5,924
[1]	World Omni Auto Receivables Trust Class A2A Series 2022-D	5.510%	3/16/26	28,484	28,455
[1]	World Omni Auto Receivables Trust Class A2A Series 2023-A	5.180%	7/15/26	11,780	11,735
[1]	World Omni Auto Receivables Trust Class A3 Series 2020-A	1.100%	4/15/25	118	118
[1]	World Omni Automobile Lease Securitization Class A3 Series 2023-A	5.070%	9/15/26	13,270	13,160
[1]	World Omni Automobile Lease Securitization Trust Class A4 Series 2022-A	3.340%	6/15/27	1,200	1,171
[1]	World Omni Automobile Lease Securitization Trust Class A4 Series 2023-A	5.040%	7/17/28	10,150	10,070
[1]	World Omni Automobile Lease Securitization Trust Class B Series 2022-A	3.670%	6/15/27	3,890	3,772
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,100,401)					2,082,748
Corporate Bonds (70.7%)
Communications (3.8%)
	British Telecommunications plc	4.500%	12/4/23	8,059	8,011
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	62,520	61,542
	Discovery Communications LLC	3.800%	3/13/24	8,000	7,890
	Fox Corp.	4.030%	1/25/24	68,452	67,781
[2]	Netflix Inc.	3.625%	6/15/25	14,643	14,160
[2]	NTT Finance Corp.	0.583%	3/1/24	83,588	81,043
	Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	7,200	7,040
	Sprint Corp.	7.625%	2/15/25	9,425	9,640
	Sprint LLC	7.875%	9/15/23	52,105	52,206
	Take-Two Interactive Software Inc.	3.300%	3/28/24	1,632	1,604
	Take-Two Interactive Software Inc.	3.550%	4/14/25	19,050	18,399
	Verizon Communications Inc.	0.750%	3/22/24	3,521	3,406
	Vodafone Group plc	3.750%	1/16/24	68,869	68,207
	Walt Disney Co.	3.700%	9/15/24	8,130	7,975
	Warnermedia Holdings Inc.	3.428%	3/15/24	37,540	36,970
	Warnermedia Holdings Inc.	3.638%	3/15/25	26,509	25,636
					471,510
Consumer Discretionary (5.8%)
	Amazon.com Inc.	2.800%	8/22/24	10,400	10,123
[5]	Amazon.com Inc.	4.700%	11/29/24	70,000	69,589
	American Honda Finance Corp.	2.900%	2/16/24	2,697	2,656
	American Honda Finance Corp.	4.600%	4/17/25	110,000	109,054
	American Honda Finance Corp.	5.000%	5/23/25	43,000	42,784
	AutoZone Inc.	3.250%	4/15/25	2,610	2,512
[2]	BMW US Capital LLC	3.900%	4/9/25	35,000	34,214
[2]	ERAC USA Finance LLC	2.700%	11/1/23	83,131	82,439
	General Motors Co.	6.125%	10/1/25	14,090	14,245
	General Motors Financial Co. Inc.	5.100%	1/17/24	1,526	1,521
	General Motors Financial Co. Inc.	2.900%	2/26/25	23,041	22,043
	General Motors Financial Co. Inc.	3.800%	4/7/25	35,920	34,870
	Lennar Corp.	4.875%	12/15/23	8,327	8,295
[2]	Mercedes-Benz Finance North America LLC	3.650%	2/22/24	23,810	23,515
[2]	Mercedes-Benz Finance North America LLC	4.950%	3/30/25	26,710	26,543
[2]	Mercedes-Benz Finance North America LLC	5.375%	8/1/25	46,665	46,572
	Toyota Motor Credit Corp.	2.500%	3/22/24	46,595	45,638
11

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toyota Motor Credit Corp.	4.400%	9/20/24	30,228	29,899
	Toyota Motor Credit Corp.	4.800%	1/10/25	12,115	12,049
[2]	Volkswagen Group of America Finance LLC	0.875%	11/22/23	92,478	91,077
					709,638
Consumer Staples (5.3%)
[2]	7-Eleven Inc.	0.800%	2/10/24	73,354	71,301
	Altria Group Inc.	4.000%	1/31/24	67,408	66,697
	Altria Group Inc.	3.800%	2/14/24	1,623	1,603
	BAT Capital Corp.	3.222%	8/15/24	7,800	7,590
	BAT Capital Corp.	2.789%	9/6/24	3,577	3,458
[2]	BAT International Finance plc	3.950%	6/15/25	30,137	29,219
	Coca-Cola Co.	1.750%	9/6/24	17,370	16,744
	Conagra Brands Inc.	0.500%	8/11/23	17,500	17,476
	Constellation Brands Inc.	3.600%	5/9/24	14,000	13,758
	Costco Wholesale Corp.	2.750%	5/18/24	20,178	19,746
[2]	Danone SA	2.589%	11/2/23	30,000	29,745
	Diageo Capital plc	2.125%	10/24/24	7,700	7,395
	Haleon UK Capital plc	3.125%	3/24/25	4,250	4,083
	Haleon US Capital LLC	3.024%	3/24/24	22,450	22,007
	Hershey Co.	2.050%	11/15/24	11,539	11,099
[2]	Kenvue Inc.	5.500%	3/22/25	38,290	38,472
	Keurig Dr Pepper Inc.	3.130%	12/15/23	11,200	11,103
	Keurig Dr Pepper Inc.	0.750%	3/15/24	59,858	58,031
[2]	Mars Inc.	2.700%	4/1/25	8,730	8,360
	Mondelez International Inc.	2.125%	3/17/24	8,475	8,284
	Mondelez International Inc.	1.500%	5/4/25	12,544	11,735
	PepsiCo Inc.	3.500%	7/17/25	50,515	49,093
	Philip Morris International Inc.	2.875%	5/1/24	1,281	1,255
	Philip Morris International Inc.	5.125%	11/15/24	95,809	95,499
	Philip Morris International Inc.	5.000%	11/17/25	11,400	11,376
	Reynolds American Inc.	4.850%	9/15/23	2,837	2,832
	Reynolds American Inc.	4.450%	6/12/25	1,000	980
	Unilever Capital Corp.	2.600%	5/5/24	13,600	13,295
	Walmart Inc.	2.850%	7/8/24	24,791	24,209
					656,445
Energy (3.8%)
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	1.231%	12/15/23	10,227	10,059
	Canadian Natural Resources Ltd.	3.800%	4/15/24	4,100	4,038
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	8,120	8,122
	Enbridge Inc.	4.000%	10/1/23	4,232	4,214
	Enbridge Inc.	0.550%	10/4/23	40,528	40,150
	Energy Transfer LP	4.200%	9/15/23	23,114	23,058
	Energy Transfer LP	5.875%	1/15/24	31,556	31,525
	Energy Transfer LP	4.900%	2/1/24	8,314	8,258
	Energy Transfer LP	4.500%	4/15/24	1,149	1,138
	Energy Transfer LP	3.900%	5/15/24	3,000	2,948
	Energy Transfer LP	4.050%	3/15/25	5,000	4,876
	EOG Resources Inc.	3.150%	4/1/25	2,400	2,321
	Equinor ASA	2.650%	1/15/24	11,544	11,388
	Equinor ASA	3.250%	11/10/24	8,000	7,784
	Exxon Mobil Corp.	2.019%	8/16/24	7,983	7,708
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	11,031	10,932
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	8,460	8,358
[2]	Kinder Morgan Inc.	5.625%	11/15/23	18,337	18,314
12

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kinder Morgan Inc.	4.300%	6/1/25	7,001	6,852
	Marathon Petroleum Corp.	4.700%	5/1/25	11,010	10,874
	MPLX LP	4.875%	6/1/25	40,052	39,521
	Ovintiv Inc.	5.650%	5/15/25	16,715	16,692
	Phillips 66	0.900%	2/15/24	34,862	33,939
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	38,420	37,511
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	70	70
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	2,046	2,042
	Saudi Arabian Oil Co.	1.250%	11/24/23	966	952
	Shell International Finance BV	2.000%	11/7/24	11,823	11,351
	Spectra Energy Partners LP	4.750%	3/15/24	1,129	1,121
	TotalEnergies Capital International SA	3.700%	1/15/24	2,144	2,125
	TransCanada PipeLines Ltd.	3.750%	10/16/23	12,021	11,968
	TransCanada PipeLines Ltd.	1.000%	10/12/24	8,747	8,274
	Western Midstream Operating LP	3.100%	2/1/25	11,950	11,432
	Western Midstream Operating LP	3.950%	6/1/25	1,775	1,714
	Williams Cos. Inc.	4.500%	11/15/23	30,204	30,079
	Williams Cos. Inc.	4.300%	3/4/24	24,974	24,730
	Williams Cos. Inc.	3.900%	1/15/25	6,190	6,040
					462,478
Financials (30.4%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	5,788	5,776
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	2,400	2,386
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	14,686	14,803
[3]	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, SOFR + 0.680%	5.936%	9/29/23	37,100	37,072
	Affiliated Managers Group Inc.	4.250%	2/15/24	9,420	9,322
	Air Lease Corp.	3.000%	9/15/23	4,243	4,227
	Ally Financial Inc.	1.450%	10/2/23	91,708	90,871
	American Express Co.	2.500%	7/30/24	42,012	40,687
	American Express Co.	3.950%	8/1/25	8,500	8,254
	American Express Co.	4.990%	5/1/26	103,773	102,638
	American International Group Inc.	2.500%	6/30/25	13,371	12,701
[2]	ANZ New Zealand International Ltd.	3.400%	3/19/24	17,345	17,071
	Aon plc	4.000%	11/27/23	37,277	37,055
[2]	Athene Global Funding	1.200%	10/13/23	26,054	25,761
[2]	Athene Global Funding	0.950%	1/8/24	52,152	50,909
[2]	Athene Global Funding	2.514%	3/8/24	2,250	2,191
[2]	Australia & New Zealand Banking Group Ltd.	4.829%	2/3/25	25,000	24,771
	Australia & New Zealand Banking Group Ltd.	5.375%	7/3/25	28,240	28,264
[3,6]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 1.030%	5.080%	12/6/23	10,479	7,054
[3,6]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.000%	6.350%	7/26/29	25,894	17,511
	Banco Santander SA	2.706%	6/27/24	50,600	49,116
	Banco Santander SA	5.742%	6/30/24	20,000	19,927
	Banco Santander SA	2.746%	5/28/25	11,200	10,595
	Bank of America Corp.	3.458%	3/15/25	28,149	27,697
	Bank of America Corp.	3.950%	4/21/25	15,169	14,713
	Bank of America Corp.	3.093%	10/1/25	3,700	3,582
	Bank of America Corp.	3.366%	1/23/26	20,000	19,302
	Bank of America Corp.	2.015%	2/13/26	15,600	14,726
13

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	3.384%	4/2/26	21,960	21,136
	Bank of America Corp.	4.827%	7/22/26	16,090	15,904
	Bank of Montreal	4.250%	9/14/24	20,509	20,208
	Bank of Montreal	5.200%	12/12/24	22,200	22,088
	Bank of New York Mellon	5.224%	11/21/25	4,050	4,029
	Bank of New York Mellon	5.148%	5/22/26	31,600	31,512
	Bank of New York Mellon Corp.	3.650%	2/4/24	2,040	2,016
	Bank of New York Mellon Corp.	2.100%	10/24/24	8,308	7,980
	Bank of New York Mellon Corp.	1.600%	4/24/25	3,340	3,135
	Bank of New York Mellon Corp.	4.414%	7/24/26	2,440	2,396
	Bank of Nova Scotia	3.400%	2/11/24	7,143	7,051
	Bank of Nova Scotia	0.700%	4/15/24	2,200	2,123
	Bank of Nova Scotia	5.250%	12/6/24	21,828	21,725
	Bank of Nova Scotia	5.450%	6/12/25	120,500	120,165
[2]	Banque Federative du Credit Mutuel SA	0.650%	2/27/24	12,267	11,901
	Barclays plc	2.852%	5/7/26	11,000	10,389
	BlackRock Inc.	3.500%	3/18/24	7,500	7,401
[2]	BNP Paribas SA	3.800%	1/10/24	18,597	18,413
[2]	BPCE SA	5.700%	10/22/23	12,210	12,172
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	4,521	4,436
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	82,000	81,558
	Capital One Financial Corp.	3.900%	1/29/24	2,927	2,895
	Citigroup Inc.	3.700%	1/12/26	7,870	7,566
	Citigroup Inc.	2.014%	1/25/26	9,450	8,922
	Citigroup Inc.	3.290%	3/17/26	19,058	18,305
	Citigroup Inc.	3.106%	4/8/26	10,212	9,778
[2]	Cooperatieve Rabobank UA	2.625%	7/22/24	9,990	9,691
	Cooperatieve Rabobank UA	3.875%	8/22/24	14,065	13,813
	Cooperatieve Rabobank UA	5.000%	1/13/25	39,700	39,450
	Cooperatieve Rabobank UA	3.375%	5/21/25	3,515	3,390
	Cooperatieve Rabobank UA	5.500%	7/18/25	52,360	52,470
[2]	Corebridge Global Funding	0.400%	9/13/23	82,858	82,167
[2]	Corebridge Global Funding	0.450%	12/8/23	15,000	14,709
	Credit Suisse AG	4.750%	8/9/24	9,497	9,333
	Credit Suisse AG	3.625%	9/9/24	28,880	28,022
	Credit Suisse AG	2.950%	4/9/25	19,800	18,760
	Discover Bank	4.200%	8/8/23	41,311	41,292
[2]	DNB Bank ASA	2.968%	3/28/25	50,000	49,007
	Fifth Third Bancorp	4.300%	1/16/24	919	910
[2]	Five Corners Funding Trust	4.419%	11/15/23	34,381	34,200
	Franklin Resources Inc.	2.850%	3/30/25	4,895	4,686
[2]	GA Global Funding Trust	1.250%	12/8/23	912	893
[2]	GA Global Funding Trust	1.000%	4/8/24	45,015	43,211
	Goldman Sachs Group Inc.	3.625%	2/20/24	10,819	10,686
	Goldman Sachs Group Inc.	0.925%	10/21/24	54,900	54,228
	Goldman Sachs Group Inc.	5.700%	11/1/24	40,177	40,141
	HSBC Holdings plc	0.732%	8/17/24	28,760	28,681
	HSBC Holdings plc	1.162%	11/22/24	26,200	25,752
	HSBC Holdings plc	2.999%	3/10/26	31,360	29,934
	HSBC Holdings plc	1.645%	4/18/26	20,000	18,567
	HSBC Holdings plc	4.292%	9/12/26	8,650	8,357
	HSBC USA Inc.	3.750%	5/24/24	2,460	2,418
	HSBC USA Inc.	5.625%	3/17/25	27,695	27,698
	Huntington Bancshares Inc.	4.000%	5/15/25	16,995	16,384
	Huntington National Bank	3.550%	10/6/23	25,260	25,099
14

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Invesco Finance plc	4.000%	1/30/24	65,350	64,688
	Jackson Financial Inc.	1.125%	11/22/23	15,474	15,229
[2]	Jackson National Life Global Funding	3.250%	1/30/24	982	968
	JPMorgan Chase & Co.	3.875%	9/10/24	1,911	1,873
	JPMorgan Chase & Co.	4.023%	12/5/24	50,000	49,673
	JPMorgan Chase & Co.	3.845%	6/14/25	19,462	19,103
	JPMorgan Chase & Co.	2.595%	2/24/26	1,860	1,776
	JPMorgan Chase & Co.	2.005%	3/13/26	20,163	19,025
	JPMorgan Chase & Co.	2.083%	4/22/26	6,484	6,104
	Legg Mason Inc.	3.950%	7/15/24	10,000	9,804
	Lloyds Banking Group plc	4.050%	8/16/23	69,479	69,416
[6]	Lloyds Banking Group plc	3.900%	11/23/23	8,880	5,934
[2]	Macquarie Group Ltd.	6.207%	11/22/24	62,000	61,998
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	5,058	5,011
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	22,940	22,669
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	24,356	23,945
[2]	Metropolitan Life Global Funding I	0.400%	1/7/24	21,712	21,223
[2]	Metropolitan Life Global Funding I	3.600%	1/11/24	18,956	18,774
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	6,200	6,112
	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	10,000	9,931
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	8,801	8,334
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	13,364	12,975
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	55,720	55,556
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	225	217
	Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	16,233	16,165
	Mizuho Financial Group Inc.	2.226%	5/25/26	6,370	5,941
	Morgan Stanley	2.630%	2/18/26	23,380	22,260
	Morgan Stanley	2.188%	4/28/26	3,531	3,323
	Morgan Stanley Bank NA	5.479%	7/16/25	47,610	47,696
[3]	Morgan Stanley, SOFR + 0.466%	5.592%	11/10/23	2,918	2,917
	Nasdaq Inc.	5.650%	6/28/25	37,000	37,078
	National Australia Bank Ltd.	5.200%	5/13/25	58,300	58,160
	National Bank of Canada	5.250%	1/17/25	36,650	36,525
[2]	National Securities Clearing Corp.	5.150%	5/30/25	28,370	28,370
	NatWest Group plc	3.875%	9/12/23	11,111	11,080
[2]	New York Life Global Funding	2.900%	1/17/24	437	431
[2]	New York Life Global Funding	0.550%	4/26/24	350	337
[2]	Nordea Bank Abp	4.750%	9/22/25	2,691	2,641
	ORIX Corp.	4.050%	1/16/24	2,596	2,573
	ORIX Corp.	3.250%	12/4/24	1,163	1,120
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.125%	8/1/23	4,472	4,472
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.900%	2/1/24	747	738
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.000%	7/15/25	11,875	11,425
	PNC Bank NA	3.250%	6/1/25	21,565	20,642
	PNC Financial Services Group Inc.	3.900%	4/29/24	6,978	6,863
	PNC Financial Services Group Inc.	2.200%	11/1/24	2,000	1,915
	PNC Financial Services Group Inc.	5.671%	10/28/25	5,695	5,670
	PNC Financial Services Group Inc.	5.812%	6/12/26	52,510	52,577
[2]	Pricoa Global Funding I	3.450%	9/1/23	10,536	10,514
[2]	Principal Life Global Funding II	0.500%	1/8/24	33,765	32,979
[2]	Protective Life Global Funding	0.631%	10/13/23	4,426	4,380
	Protective Life Global Funding	0.631%	10/13/23	12,200	12,073
[2]	Protective Life Global Funding	0.473%	1/12/24	11,902	11,617
	Reinsurance Group of America Inc.	4.700%	9/15/23	1,454	1,451
[2]	Reliance Standard Life Global Funding II	3.850%	9/19/23	44,405	44,217
15

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Royal Bank of Canada	3.970%	7/26/24	102,133	100,390
	Royal Bank of Canada	4.950%	4/25/25	46,899	46,408
[2]	Santander UK plc	5.000%	11/7/23	11,303	11,237
	Santander UK plc	4.000%	3/13/24	24,100	23,802
	Santander UK plc	1.089%	3/15/25	5,000	4,817
	State Bank of India	4.500%	9/28/23	6,550	6,542
	State Street Corp.	3.300%	12/16/24	2,715	2,637
	State Street Corp.	2.354%	11/1/25	20,980	20,111
	State Street Corp.	4.857%	1/26/26	7,610	7,520
	State Street Corp.	5.104%	5/18/26	120,000	119,076
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	1,910	1,893
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	10,755	10,440
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	21,102	20,094
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	20,315	18,747
[2]	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	31,878	30,837
	Toronto-Dominion Bank	4.285%	9/13/24	54,323	53,511
	Toronto-Dominion Bank	3.766%	6/6/25	23,438	22,744
	Toronto-Dominion Bank	1.150%	6/12/25	11,872	10,988
	Toronto-Dominion Bank	0.750%	9/11/25	36,240	32,922
	Truist Bank	1.500%	3/10/25	16,505	15,373
	Truist Financial Corp.	3.700%	6/5/25	11,930	11,502
	Truist Financial Corp.	1.200%	8/5/25	780	713
	Truist Financial Corp.	4.260%	7/28/26	4,579	4,435
[2]	UBS AG	0.450%	2/9/24	23,620	22,902
[2]	UBS AG	1.375%	1/13/25	21,570	20,270
	US Bancorp	3.375%	2/5/24	13,583	13,418
	US Bancorp	1.450%	5/12/25	6,647	6,217
	US Bancorp	5.727%	10/21/26	28,000	28,102
	US Bank NA	2.050%	1/21/25	29,270	27,770
	Wells Fargo & Co.	3.750%	1/24/24	19,919	19,718
	Wells Fargo & Co.	3.550%	9/29/25	5,439	5,232
	Wells Fargo & Co.	2.406%	10/30/25	28,415	27,215
	Wells Fargo & Co.	3.908%	4/25/26	15,000	14,517
	Wells Fargo & Co.	2.188%	4/30/26	48,375	45,522
	Wells Fargo & Co.	4.540%	8/15/26	7,672	7,505
	Willis North America Inc.	3.600%	5/15/24	10,566	10,341
					3,742,091
Health Care (6.5%)
	AbbVie Inc.	2.600%	11/21/24	25,632	24,680
	AbbVie Inc.	3.600%	5/14/25	7,803	7,563
	Aetna Inc.	3.500%	11/15/24	976	952
	AmerisourceBergen Corp.	3.400%	5/15/24	22,674	22,248
	Amgen Inc.	3.625%	5/22/24	21,412	21,051
	Amgen Inc.	5.250%	3/2/25	11,945	11,913
	Amgen Inc.	3.125%	5/1/25	29,803	28,642
	Astrazeneca Finance LLC	0.700%	5/28/24	22,765	21,877
	Baxter International Inc.	0.868%	12/1/23	1,567	1,541
[3]	Baxter International Inc., SOFR + 0.260%	5.441%	12/1/23	42,000	41,902
[2]	Bayer US Finance II LLC	3.875%	12/15/23	60,013	59,602
[2]	Bayer US Finance II LLC	4.250%	12/15/25	15,538	15,069
	Becton Dickinson & Co.	3.363%	6/6/24	6,452	6,324
	Cardinal Health Inc.	3.079%	6/15/24	16,250	15,863
	Cigna Group	0.613%	3/15/24	10,215	9,886
	GE HealthCare Technologies Inc.	5.550%	11/15/24	53,133	53,075
	GE HealthCare Technologies Inc.	5.600%	11/15/25	4,280	4,294
16

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gilead Sciences Inc.	3.700%	4/1/24	1,770	1,747
	GlaxoSmithKline Capital plc	3.000%	6/1/24	10,672	10,448
	HCA Inc.	5.375%	2/1/25	28,500	28,333
	Novartis Capital Corp.	3.400%	5/6/24	9,898	9,738
	Novartis Capital Corp.	1.750%	2/14/25	7,955	7,566
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/25	150,000	148,705
	Quest Diagnostics Inc.	3.500%	3/30/25	48,375	46,836
	Revvity Inc.	0.550%	9/15/23	67,895	67,458
	Royalty Pharma plc	0.750%	9/2/23	42,701	42,484
	Stryker Corp.	0.600%	12/1/23	25,000	24,578
	Stryker Corp.	1.150%	6/15/25	7,034	6,517
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	58,925	58,621
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	1,364	1,295
	Wyeth LLC	6.450%	2/1/24	4,863	4,878
					805,686
Industrials (4.0%)
[6]	Aurizon Network Pty Ltd.	4.000%	6/21/24	29,340	19,486
[2]	BAE Systems Holdings Inc.	3.800%	10/7/24	12,060	11,774
	Boeing Co.	1.433%	2/4/24	3,211	3,136
	Boeing Co.	4.875%	5/1/25	74,689	73,785
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	8,130	7,955
	Canadian Pacific Railway Co.	1.350%	12/2/24	24,420	23,074
	Canadian Pacific Railway Co.	2.900%	2/1/25	33,100	31,863
	Caterpillar Financial Services Corp.	0.600%	9/13/24	6,947	6,582
	Caterpillar Financial Services Corp.	4.900%	1/17/25	19,364	19,326
	Caterpillar Inc.	3.400%	5/15/24	15,763	15,534
	CNH Industrial Capital LLC	4.200%	1/15/24	1,981	1,964
	CNH Industrial Capital LLC	5.450%	10/14/25	10,580	10,562
	CNH Industrial NV	4.500%	8/15/23	1,414	1,413
[2]	Daimler Trucks Finance North America LLC	1.125%	12/14/23	12,235	12,013
[2]	Daimler Trucks Finance North America LLC	5.200%	1/17/25	25,600	25,453
	Honeywell International Inc.	2.300%	8/15/24	24,000	23,253
	Huntington Ingalls Industries Inc.	0.670%	8/16/23	30,454	30,390
	John Deere Capital Corp.	4.550%	10/11/24	7,439	7,388
	John Deere Capital Corp.	1.250%	1/10/25	11,250	10,639
	John Deere Capital Corp.	4.950%	6/6/25	14,750	14,748
	Norfolk Southern Corp.	3.850%	1/15/24	3,104	3,072
	Parker-Hannifin Corp.	3.650%	6/15/24	12,280	12,048
	RTX Corp.	3.200%	3/15/24	67,924	66,804
	Ryder System Inc.	3.875%	12/1/23	19,951	19,799
	Ryder System Inc.	3.650%	3/18/24	8,616	8,498
	Ryder System Inc.	2.500%	9/1/24	3,740	3,608
	Ryder System Inc.	4.625%	6/1/25	9,462	9,290
	Ryder System Inc.	3.350%	9/1/25	10,709	10,240
[2]	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	5,097	5,019
[1,7]	US Airways Series 2001-1C Pass Through Trust	7.346%	9/20/23	16	16
					488,732
Materials (2.0%)
	Berry Global Inc.	0.950%	2/15/24	5,500	5,347
	Carlisle Cos. Inc.	0.550%	9/1/23	25,470	25,354
	Celanese US Holdings LLC	3.500%	5/8/24	2,930	2,869
	Celanese US Holdings LLC	5.900%	7/5/24	7,735	7,721
	DuPont de Nemours Inc.	4.493%	11/15/25	39,419	38,703
	Eastman Chemical Co.	3.800%	3/15/25	12,068	11,733
[2]	Georgia-Pacific LLC	0.625%	5/15/24	11,962	11,501
17

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Georgia-Pacific LLC	3.600%	3/1/25	9,050	8,763
	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	5.710%	11/15/23	35,874	35,836
	LyondellBasell Industries NV	5.750%	4/15/24	14,198	14,161
	Mosaic Co.	4.250%	11/15/23	79,586	79,112
					241,100
Real Estate (3.5%)
	American Tower Corp.	0.600%	1/15/24	6,660	6,501
	American Tower Corp.	5.000%	2/15/24	2,870	2,854
	American Tower Corp.	2.950%	1/15/25	15,592	14,991
	American Tower Corp.	4.000%	6/1/25	7,726	7,509
	AvalonBay Communities Inc.	4.200%	12/15/23	25,272	25,103
	AvalonBay Communities Inc.	3.450%	6/1/25	4,595	4,445
	Boston Properties LP	3.125%	9/1/23	68,350	68,068
	Boston Properties LP	3.800%	2/1/24	7,850	7,718
	ERP Operating LP	3.375%	6/1/25	6,628	6,397
	Essex Portfolio LP	3.875%	5/1/24	1,050	1,032
	Essex Portfolio LP	3.500%	4/1/25	5,681	5,489
	Federal Realty OP LP	3.950%	1/15/24	45,198	44,681
[6]	General Property Trust Co.	3.591%	11/7/23	25,770	17,297
[6]	General Property Trust Co.	3.673%	9/19/24	2,420	1,598
	Healthpeak OP LLC	4.000%	6/1/25	1,020	988
	Kilroy Realty LP	3.450%	12/15/24	19,433	18,669
	Mid-America Apartments LP	4.300%	10/15/23	35,900	35,738
	Mid-America Apartments LP	4.000%	11/15/25	3,457	3,363
	NNN REIT Inc.	3.900%	6/15/24	16,746	16,414
	Omega Healthcare Investors Inc.	4.375%	8/1/23	6,246	6,246
	Realty Income Corp.	4.600%	2/6/24	40,935	40,630
	Realty Income Corp.	4.625%	11/1/25	13,903	13,705
[6]	Shopping Centres Australasia Property Retail Trust	3.900%	6/7/24	8,560	5,682
	Simon Property Group LP	3.750%	2/1/24	29,723	29,412
[6]	Stockland Trust Co.	3.300%	3/22/24	7,780	5,165
	Ventas Realty LP	3.500%	4/15/24	10,040	9,850
	Ventas Realty LP	3.750%	5/1/24	5,000	4,908
	Welltower OP LLC	4.500%	1/15/24	29,751	29,483
	Welltower OP LLC	3.625%	3/15/24	1,495	1,471
					435,407
Technology (1.9%)
	Apple Inc.	1.800%	9/11/24	11,976	11,564
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	17,246	17,063
	Broadcom Inc.	3.625%	10/15/24	36,183	35,263
	Fiserv Inc.	3.800%	10/1/23	31,592	31,447
	Hewlett Packard Enterprise Co.	5.900%	10/1/24	64,110	64,183
	HP Inc.	2.200%	6/17/25	5,100	4,804
	Oracle Corp.	3.400%	7/8/24	1,622	1,588
	Oracle Corp.	2.500%	4/1/25	52,576	50,143
	Salesforce Inc.	0.625%	7/15/24	19,996	19,101
					235,156
Utilities (3.7%)
	Abu Dhabi National Energy Co. PJSC	3.875%	5/6/24	10,100	9,950
	American Electric Power Co. Inc.	5.699%	8/15/25	17,790	17,777
	Appalachian Power Co.	3.400%	6/1/25	920	884
[6]	Ausgrid Finance Pty Ltd.	3.750%	10/30/24	15,700	10,368
18

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	68,123	66,708
	Consolidated Edison Inc.	0.650%	12/1/23	9,357	9,202
[6]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	8,520	5,578
[3]	Dominion Energy Inc., 3M USD LIBOR + 0.530%	6.082%	9/15/23	6,090	6,090
	DTE Electric Co.	3.650%	3/15/24	20,720	20,447
	DTE Energy Co.	1.050%	6/1/25	800	737
	Duke Energy Corp.	3.950%	10/15/23	12,095	12,044
	Duke Energy Corp.	3.750%	4/15/24	22,900	22,585
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	25,493	25,327
[6]	Energy Partnership Gas Co. Ltd.	3.642%	12/11/24	12,190	7,989
	Eversource Energy	3.800%	12/1/23	278	276
[3]	Eversource Energy, SOFR + 0.250%	5.379%	8/15/23	32,600	32,587
[6]	Network Finance Co. Pty Ltd.	3.500%	12/6/24	3,990	2,625
	NextEra Energy Capital Holdings Inc.	4.255%	9/1/24	29,862	29,414
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	5,650	5,695
[3]	NextEra Energy Capital Holdings Inc., SOFR + 0.400%	5.494%	11/3/23	37,700	37,687
	NiSource Inc.	0.950%	8/15/25	9,498	8,702
	Public Service Enterprise Group Inc.	0.800%	8/15/25	3,900	3,549
	Southern California Edison Co.	0.700%	8/1/23	2,150	2,150
	Southern California Edison Co.	3.500%	10/1/23	38,368	38,229
	Southern Co.	0.600%	2/26/24	1,296	1,258
[6]	United Energy Distribution Pty Ltd.	3.500%	9/12/23	25,140	16,861
[3,6]	Victoria Power Networks Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.500%	4.416%	8/23/24	11,900	7,963
	Virginia Electric and Power Co.	3.150%	1/15/26	7,680	7,322
	WEC Energy Group Inc.	0.550%	9/15/23	40,000	39,712
					449,716
Total Corporate Bonds (Cost $8,750,705)					8,697,959
Sovereign Bonds (1.5%)
[8]	Korea Monetary Stabilization Bond	3.310%	9/9/23	181,000,000	141,942
	Republic of Hungary	5.375%	3/25/24	24,838	24,765
	Republic of Panama	4.000%	9/22/24	845	826
	Romania	4.375%	8/22/23	13,860	13,840
Total Sovereign Bonds (Cost $169,713)					181,373
				Shares
Temporary Cash Investments (10.5%)
Money Market Fund (0.6%)
[9]	Vanguard Market Liquidity Fund	5.274%		728,419	72,828
			Maturity Date	Face Amount ($000)
Commercial Paper (0.9%)
	AT&T Inc.	5.960%	2/21/24	61,000	58,939
	CDP Financial Inc.	5.497%	4/15/24	59,730	57,303
					116,242
19

Ultra-Short-Term Bond Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (9.0%)
United States Treasury Bill	5.232%–5.413%	6/13/24	212,635	203,048
United States Treasury Bill	5.456%	7/11/24	947,000	900,625
				1,103,673
Total Temporary Cash Investments (Cost $1,293,147)				1,292,743
Total Investments (99.6%) (Cost $12,313,966)				12,254,823
Other Assets and Liabilities—Net (0.4%)				49,509
Net Assets (100%)				12,304,332
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the aggregate value was $2,195,212,000, representing 17.8% of net assets.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Securities with a value of $5,089,000 have been segregated as initial margin for open futures contracts.
6	Face amount denominated in Australian dollars.
7	Security value determined using significant unobservable inputs.
8	Face amount denominated in Korean won.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2023	125	25,379	(3)

20

Ultra-Short-Term Bond Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
5-Year U.S. Treasury Note	September 2023	(818)	(87,379)	1,224
AUD 3-Year Treasury Bond	September 2023	(200)	(14,241)	27
				1,251
				1,248

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of New York	9/20/23	AUD	41,679	USD	28,424	—	(378)
State Street Bank & Trust Co.	9/20/23	AUD	1,249	USD	849	—	(8)
BNP Paribas	9/20/23	USD	144,595	AUD	209,853	3,384	—
Bank of New York	9/20/23	USD	13,401	AUD	19,457	309	—
JPMorgan Chase Bank, N.A.	9/20/23	USD	5,085	AUD	7,601	—	(29)
JPMorgan Chase Bank, N.A.	9/20/23	USD	645	GBP	502	—	—
JPMorgan Chase Bank, N.A.	9/20/23	USD	142,095	KRW	180,000,000	466	—
						4,159	(415)
AUD—Australian dollar.
GBP—British pound.
KRW—Korean won.
USD—U.S. dollar.
At July 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $5,508,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
21

Ultra-Short-Term Bond Fund
Statement of Assets and Liabilities
As of July 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $12,241,139)	12,181,995
Affiliated Issuers (Cost $72,827)	72,828
Total Investments in Securities	12,254,823
Investment in Vanguard	425
Foreign Currency, at Value (Cost $1,505)	1,506
Receivables for Investment Securities Sold	94,049
Receivables for Accrued Income	78,402
Receivables for Capital Shares Issued	12,951
Unrealized Appreciation—Forward Currency Contracts	4,159
Total Assets	12,446,315
Liabilities
Due to Custodian	388
Payables for Investment Securities Purchased	117,207
Payables for Capital Shares Redeemed	15,500
Payables for Distributions	7,714
Payables to Vanguard	560
Variation Margin Payable—Futures Contracts	199
Unrealized Depreciation—Forward Currency Contracts	415
Total Liabilities	141,983
Net Assets	12,304,332
At July 31, 2023, net assets consisted of:

Paid-in Capital	12,623,313
Total Distributable Earnings (Loss)	(318,981)
Net Assets	12,304,332

Investor Shares—Net Assets
Applicable to 36,111,046 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	357,434
Net Asset Value Per Share—Investor Shares	$9.90

Admiral Shares—Net Assets
Applicable to 603,407,721 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,946,898
Net Asset Value Per Share—Admiral Shares	$19.80

See accompanying Notes, which are an integral part of the Financial Statements.
22

Ultra-Short-Term Bond Fund
Statement of Operations

Six Months Ended July 31, 2023
($000)
Investment Income
Income
Interest[1]	250,162
Total Income	250,162
Expenses
The Vanguard Group—Note B
Investment Advisory Services	719
Management and Administrative—Investor Shares	380
Management and Administrative—Admiral Shares	5,127
Marketing and Distribution—Investor Shares	21
Marketing and Distribution—Admiral Shares	401
Custodian Fees	49
Shareholders’ Reports—Investor Shares	9
Shareholders’ Reports—Admiral Shares	39
Trustees’ Fees and Expenses	3
Other Expenses	11
Total Expenses	6,759
Expenses Paid Indirectly	(46)
Net Expenses	6,713
Net Investment Income	243,449
Realized Net Gain (Loss)
Investment Securities Sold[1]	(49,666)
Futures Contracts	(617)
Forward Currency Contracts	(4,826)
Foreign Currencies	871
Realized Net Gain (Loss)	(54,238)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	50,914
Futures Contracts	698
Forward Currency Contracts	23,484
Foreign Currencies	(405)
Change in Unrealized Appreciation (Depreciation)	74,691
Net Increase (Decrease) in Net Assets Resulting from Operations	263,902
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,771,000, $16,000, less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
23

Ultra-Short-Term Bond Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2023	Year Ended January 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	243,449	249,047
Realized Net Gain (Loss)	(54,238)	(215,866)
Change in Unrealized Appreciation (Depreciation)	74,691	(1,986)
Net Increase (Decrease) in Net Assets Resulting from Operations	263,902	31,195
Distributions
Investor Shares	(7,888)	(7,678)
Admiral Shares	(237,972)	(242,810)
Total Distributions	(245,860)	(250,488)
Capital Share Transactions
Investor Shares	(146,448)	(167,644)
Admiral Shares	(1,558,996)	(5,774,177)
Net Increase (Decrease) from Capital Share Transactions	(1,705,444)	(5,941,821)
Total Increase (Decrease)	(1,687,402)	(6,161,114)
Net Assets
Beginning of Period	13,991,734	20,152,848
End of Period	12,304,332	13,991,734

See accompanying Notes, which are an integral part of the Financial Statements.
24

Ultra-Short-Term Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.89	$9.99	$10.08	$10.04	$9.98	$9.97
Investment Operations
Net Investment Income[1]	.177	.141	.047	.127	.252	.227
Net Realized and Unrealized Gain (Loss) on Investments	.017	(.093)	(.086)	.053	.065	.003
Total from Investment Operations	.194	.048	(.039)	.180	.317	.230
Distributions
Dividends from Net Investment Income	(.184)	(.148)	(.050)	(.140)	(.257)	(.220)
Distributions from Realized Capital Gains	—	—	(.001)	—	—	—
Total Distributions	(.184)	(.148)	(.051)	(.140)	(.257)	(.220)
Net Asset Value, End of Period	$9.90	$9.89	$9.99	$10.08	$10.04	$9.98
Total Return[2]	1.98%	0.49%	-0.39%	1.81%	3.21%	2.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$357	$503	$677	$728	$471	$309
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%[3]	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.61%	1.42%	0.47%	1.27%	2.53%	2.28%
Portfolio Turnover Rate	42%	61%	57%[4]	60%[4]	70%	61%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 1% and 3% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
25

Ultra-Short-Term Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$19.78	$19.99	$20.15	$20.08	$19.96	$19.94
Investment Operations
Net Investment Income[1]	.369	.294	.113	.263	.527	.473
Net Realized and Unrealized Gain (Loss) on Investments	.029	(.188)	(.152)	.107	.126	.008
Total from Investment Operations	.398	.106	(.039)	.370	.653	.481
Distributions
Dividends from Net Investment Income	(.378)	(.316)	(.119)	(.300)	(.533)	(.461)
Distributions from Realized Capital Gains	—	—	(.002)	—	—	—
Total Distributions	(.378)	(.316)	(.121)	(.300)	(.533)	(.461)
Net Asset Value, End of Period	$19.80	$19.78	$19.99	$20.15	$20.08	$19.96
Total Return[2]	2.03%	0.54%	-0.20%	1.86%	3.31%	2.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,947	$13,489	$19,476	$16,060	$6,443	$5,244
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.75%	1.49%	0.56%	1.31%	2.63%	2.38%
Portfolio Turnover Rate	42%	61%	57%[4]	60%[4]	70%	61%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 1% and 3% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
26

Ultra-Short-Term Bond Fund
Notes to Financial Statements
Vanguard Ultra-Short-Term Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
27

Ultra-Short-Term Bond Fund
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2023, the fund’s average investments in long and short futures contracts represented 7% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset
28

Ultra-Short-Term Bond Fund
(liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended July 31, 2023, the fund’s average investment in forward currency contracts represented 4% of net assets, based on the average of the notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
29

Ultra-Short-Term Bond Fund
9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2023, the fund had contributed to Vanguard capital in the amount of $425,000, representing less than 0.01% of the fund’s net assets and 0.17% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $46,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
30

Ultra-Short-Term Bond Fund
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,082,748	—	2,082,748
Corporate Bonds	—	8,697,943	16	8,697,959
Sovereign Bonds	—	181,373	—	181,373
Temporary Cash Investments	72,828	1,219,915	—	1,292,743
Total	72,828	12,181,979	16	12,254,823
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,251	—	—	1,251
Forward Currency Contracts	—	4,159	—	4,159
Total	1,251	4,159	—	5,410
Liabilities
Futures Contracts[1]	3	—	—	3
Forward Currency Contracts	—	415	—	415
Total	3	415	—	418
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At July 31, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	1,251	—	1,251
Unrealized Appreciation—Forward Currency Contracts	—	4,159	4,159
Total Assets	1,251	4,159	5,410

Unrealized Depreciation—Futures Contracts[1]	3	—	3
Unrealized Depreciation—Forward Currency Contracts	—	415	415
Total Liabilities	3	415	418
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
31

Ultra-Short-Term Bond Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2023, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(617)	—	(617)
Forward Currency Contracts	—	(4,826)	(4,826)
Realized Net Gain (Loss) on Derivatives	(617)	(4,826)	(5,443)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	698	—	698
Forward Currency Contracts	—	23,484	23,484
Change in Unrealized Appreciation (Depreciation) on Derivatives	698	23,484	24,182
F.	As of July 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	12,329,333
Gross Unrealized Appreciation	6,270
Gross Unrealized Depreciation	(75,788)
Net Unrealized Appreciation (Depreciation)	(69,518)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2023, the fund had available capital losses totaling $214,341,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended July 31, 2023, the fund purchased $4,389,236,000 of investment securities and sold $5,305,326,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $4,030,000 and $12,168,000, respectively.
32

Ultra-Short-Term Bond Fund
H.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	90,312	9,124	332,662	33,704
Issued in Lieu of Cash Distributions	7,210	729	7,063	716
Redeemed	(243,970)	(24,617)	(507,369)	(51,293)
Net Increase (Decrease)—Investor Shares	(146,448)	(14,764)	(167,644)	(16,873)
Admiral Shares
Issued	2,193,175	110,764	8,320,891	420,395
Issued in Lieu of Cash Distributions	196,815	9,951	200,018	10,135
Redeemed	(3,948,986)	(199,388)	(14,295,086)	(722,648)
Net Increase (Decrease)—Admiral Shares	(1,558,996)	(78,673)	(5,774,177)	(292,118)
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to July 31, 2023, that would require recognition or disclosure in these financial statements.
33

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Ultra-Short-Term Bond Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board considered the quality of the investment management services provided to the fund since its inception in 2015; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the performance of the fund since its inception in 2015, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
34

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
35

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Fixed Income Securities Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Ultra-Short-Term Bond Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q14922 092023

Semiannual Report   |   July 31, 2023
Vanguard High-Yield Corporate Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	38
Liquidity Risk Management	40

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended July 31, 2023
	Beginning Account Value 1/31/2023	Ending Account Value 7/31/2023	Expenses Paid During Period
Based on Actual Fund Return
High-Yield Corporate Fund
Investor Shares	$1,000.00	$1,019.70	$1.10
Admiral™ Shares	1,000.00	1,020.20	0.60
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.70	$1.10
Admiral Shares	1,000.00	1,024.20	0.60
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.22% for Investor Shares and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

High-Yield Corporate Fund
Fund Allocation
As of July 31, 2023
Corporate Bonds - Communications	15.3%
Corporate Bonds - Consumer Discretionary	17.9
Corporate Bonds - Consumer Staples	3.4
Corporate Bonds - Energy	11.8
Corporate Bonds - Financials	6.0
Corporate Bonds - Health Care	8.5
Corporate Bonds - Industrials	9.4
Corporate Bonds - Materials	8.5
Corporate Bonds - Real Estate	1.6
Corporate Bonds - Technology	7.6
Corporate Bonds - Utilities	2.3
Floating Rate Loan Interests	3.2
U.S. Government and Agency Obligations	4.5
The table reflects the fund’s investments, except for short-term investments, other financial instruments, and derivatives.
3

High-Yield Corporate Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (4.2%)
U.S. Government Securities (4.2%)
	United States Treasury Note/Bond	2.500%	5/15/24	155,325	151,830
	United States Treasury Note/Bond	3.000%	6/30/24	20,000	19,569
	United States Treasury Note/Bond	1.750%	7/31/24	10,000	9,648
	United States Treasury Note/Bond	3.000%	7/31/24	25,532	24,942
	United States Treasury Note/Bond	4.250%	12/31/24	39,000	38,476
	United States Treasury Note/Bond	1.750%	3/15/25	50,000	47,398
[1,2]	United States Treasury Note/Bond	3.500%	9/15/25	23,200	22,569
[1]	United States Treasury Note/Bond	3.750%	4/15/26	368,832	360,879
	United States Treasury Note/Bond	3.625%	5/15/26	75,742	73,896
	United States Treasury Note/Bond	4.500%	7/15/26	14,594	14,589
	United States Treasury Note/Bond	2.750%	7/31/27	15,000	14,142
	United States Treasury Note/Bond	1.250%	4/30/28	7,502	6,553
[2]	United States Treasury Note/Bond	1.250%	6/30/28	86,924	75,637
	United States Treasury Note/Bond	1.125%	8/31/28	32,483	27,976
	United States Treasury Note/Bond	4.000%	2/28/30	10,719	10,652
	United States Treasury Note/Bond	3.500%	4/30/30	43,312	41,810
	United States Treasury Note/Bond	3.750%	6/30/30	2,714	2,661
	United States Treasury Note/Bond	3.500%	2/15/33	19,446	18,741
	United States Treasury Note/Bond	3.375%	5/15/33	7,493	7,147
	United States Treasury Note/Bond	4.500%	5/15/38	5,173	5,474
	United States Treasury Note/Bond	3.250%	5/15/42	1,017	889
	United States Treasury Note/Bond	3.375%	8/15/42	2,454	2,183
	United States Treasury Note/Bond	3.875%	2/15/43	1,236	1,181
	United States Treasury Note/Bond	3.875%	5/15/43	200	191
	United States Treasury Note/Bond	3.125%	5/15/48	1,711	1,436
	United States Treasury Note/Bond	3.375%	11/15/48	382	336
	United States Treasury Note/Bond	3.625%	5/15/53	115	108
Total U.S. Government and Agency Obligations (Cost $1,003,320)					980,913
Corporate Bonds (87.4%)
Communications (14.5%)
[3,4]	Altice France SA	2.125%	2/15/25	6,940	6,683
[3]	Altice France SA	8.125%	2/1/27	8,872	7,256
[3]	Altice France SA	5.500%	1/15/28	15,740	11,570
[3]	Altice France SA	5.125%	7/15/29	96,845	67,904
[3]	Banijay Entertainment SASU	5.375%	3/1/25	23,092	22,671
	Belo Corp.	7.750%	6/1/27	24,745	24,544
4

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Belo Corp.	7.250%	9/15/27	11,942	11,718
[3]	Cable One Inc.	4.000%	11/15/30	4,461	3,524
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/26	47,125	45,986
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/27	51,977	48,762
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/28	8,150	7,534
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/29	26,345	24,102
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	40,000	38,245
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	94,670	80,087
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	96,315	79,071
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.375%	3/1/31	48,650	48,297
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	2/1/32	4,325	3,583
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/32	136,793	111,512
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	6/1/33	16,820	13,322
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	1/15/34	27,600	21,189
[3]	CSC Holdings LLC	5.500%	4/15/27	19,220	16,471
[3]	CSC Holdings LLC	6.500%	2/1/29	11,610	9,863
[3]	CSC Holdings LLC	5.750%	1/15/30	3,350	1,736
[3]	CSC Holdings LLC	4.125%	12/1/30	74,628	53,956
[3]	CSC Holdings LLC	4.625%	12/1/30	5,275	2,661
[3]	CSC Holdings LLC	3.375%	2/15/31	71,240	49,189
[3]	CSC Holdings LLC	4.500%	11/15/31	99,190	71,142
[3]	CSC Holdings LLC	5.000%	11/15/31	26,470	13,399
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	22,140	19,985
	DISH DBS Corp.	5.875%	11/15/24	34,150	31,162
	DISH DBS Corp.	7.750%	7/1/26	14,585	9,434
[3]	DISH DBS Corp.	5.250%	12/1/26	2,920	2,394
	DISH DBS Corp.	7.375%	7/1/28	45,390	25,512
[3]	DISH DBS Corp.	5.750%	12/1/28	40,625	31,344
	DISH DBS Corp.	5.125%	6/1/29	14,684	7,403
[3]	DISH Network Corp.	11.750%	11/15/27	44,270	44,562
	Embarq Corp.	7.995%	6/1/36	11,475	6,507
[3]	Frontier Communications Holdings LLC	5.875%	10/15/27	16,240	14,845
[3]	Frontier Communications Holdings LLC	5.000%	5/1/28	126,099	106,896
[3]	Frontier Communications Holdings LLC	6.750%	5/1/29	13,467	10,415
	Frontier Communications Holdings LLC	5.875%	11/1/29	42,213	30,944
[3]	Frontier Communications Holdings LLC	8.750%	5/15/30	1,460	1,407
[3]	Frontier Communications Holdings LLC	8.625%	3/15/31	28,915	27,703
[3]	Go Daddy Operating Co. LLC / GD Finance Co. Inc.	3.500%	3/1/29	72,140	62,080
[3]	Iliad Holding SASU	6.500%	10/15/26	20,325	19,455
[3]	Iliad Holding SASU	7.000%	10/15/28	19,075	17,908
	Lamar Media Corp.	3.750%	2/15/28	30,000	27,468
	Lamar Media Corp.	4.875%	1/15/29	2,920	2,734
	Lamar Media Corp.	4.000%	2/15/30	75,500	66,489
	Lamar Media Corp.	3.625%	1/15/31	59,108	50,221
[3]	Level 3 Financing Inc.	3.400%	3/1/27	2,695	2,378
[3]	Level 3 Financing Inc.	3.625%	1/15/29	19,482	12,864
[3]	Level 3 Financing Inc.	3.875%	11/15/29	12,300	10,487
[3]	Level 3 Financing Inc.	10.500%	5/15/30	21,660	22,438
[3,4]	Lorca Telecom Bondco SA	4.000%	9/18/27	55,975	57,561
[3]	Lumen Technologies Inc.	4.000%	2/15/27	7,040	4,625
[3]	Match Group Holdings II LLC	4.625%	6/1/28	5,480	5,075
[3]	Match Group Holdings II LLC	4.125%	8/1/30	14,026	12,082
[3]	Match Group Holdings II LLC	3.625%	10/1/31	12,425	10,232
[3]	News Corp.	3.875%	5/15/29	25,192	22,225
[3]	Nexstar Media Inc.	4.750%	11/1/28	12,325	10,869
5

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	6.250%	6/15/25	32,550	32,379
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/27	21,296	19,607
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.250%	1/15/29	10,100	8,552
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/30	86,818	72,592
[5]	Paramount Global Inc.	6.250%	2/28/57	33,146	25,943
[5]	Paramount Global Inc.	6.375%	3/30/62	33,700	27,792
[3]	ROBLOX Corp.	3.875%	5/1/30	83,290	70,442
[3]	Scripps Escrow II Inc.	3.875%	1/15/29	50,685	42,126
[3]	Scripps Escrow II Inc.	5.375%	1/15/31	14,680	11,180
[3]	Scripps Escrow Inc.	5.875%	7/15/27	22,080	18,445
[3]	Sirius XM Radio Inc.	3.125%	9/1/26	12,245	11,031
[3]	Sirius XM Radio Inc.	4.000%	7/15/28	35,170	30,607
[3]	Sirius XM Radio Inc.	4.125%	7/1/30	75,495	62,167
[3]	Sirius XM Radio Inc.	3.875%	9/1/31	53,360	41,775
	Sprint LLC	7.875%	9/15/23	86,490	86,657
	Sprint LLC	7.125%	6/15/24	35,947	36,282
	TEGNA Inc.	4.625%	3/15/28	14,555	13,105
	TEGNA Inc.	5.000%	9/15/29	48,200	42,948
	Telecom Italia Capital SA	6.375%	11/15/33	6,520	5,499
	Telecom Italia Capital SA	6.000%	9/30/34	22,450	18,140
	Telecom Italia Capital SA	7.721%	6/4/38	22,295	19,803
[3]	Telecom Italia SpA	5.303%	5/30/24	6,555	6,417
[3]	Telenet Finance Luxembourg Notes Sarl	5.500%	3/1/28	58,600	53,795
[3,4]	TMNL Holding BV	3.750%	1/15/29	33,365	32,641
[3]	Uber Technologies Inc.	7.500%	5/15/25	22,695	23,012
[3]	Uber Technologies Inc.	8.000%	11/1/26	14,270	14,552
[3]	Uber Technologies Inc.	7.500%	9/15/27	12,020	12,269
[3]	Uber Technologies Inc.	6.250%	1/15/28	10,000	9,975
[3]	Uber Technologies Inc.	4.500%	8/15/29	48,425	44,750
[3,6]	Univision Communications Inc.	8.000%	8/15/28	9,420	9,490
[3]	Univision Communications Inc.	7.375%	6/30/30	315	307
[3]	UPC Broadband Finco BV	4.875%	7/15/31	67,944	57,197
[3]	UPC Holding BV	5.500%	1/15/28	87,652	78,459
[3]	Videotron Ltd.	5.375%	6/15/24	7,848	7,782
[7]	Videotron Ltd.	5.625%	6/15/25	9,725	7,281
[3]	Videotron Ltd.	5.125%	4/15/27	28,240	27,330
[3,7]	Videotron Ltd.	3.625%	6/15/28	97,435	64,034
[3]	Videotron Ltd.	3.625%	6/15/29	77,456	67,392
[3]	Virgin Media Secured Finance plc	5.500%	5/15/29	43,280	39,986
[3]	Virgin Media Secured Finance plc	4.500%	8/15/30	42,595	36,527
[3,8]	Virgin Media Vendor Financing Notes III DAC	4.875%	7/15/28	37,010	38,636
[3]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	38,325	33,679
[3]	Vmed O2 UK Financing I plc	4.250%	1/31/31	94,695	78,602
[3]	VZ Secured Financing BV	5.000%	1/15/32	58,570	47,601
[3,4]	WMG Acquisition Corp.	2.750%	7/15/28	18,490	18,654
[3]	WMG Acquisition Corp.	3.875%	7/15/30	58,405	51,158
[3]	WMG Acquisition Corp.	3.000%	2/15/31	62,070	50,765
[3]	Zayo Group Holdings Inc.	4.000%	3/1/27	2,425	1,734
[3]	Ziggo BV	4.875%	1/15/30	66,840	56,529
					3,351,307
Consumer Discretionary (16.9%)
[3]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	44,747	40,953
[3]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	8,000	7,388
[3]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	45,540	40,058
[3]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	133,629	114,637
6

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Adient Global Holdings Ltd.	4.875%	8/15/26	14,507	13,916
[3]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	30,213	27,690
[3]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	56,370	48,958
	Asbury Automotive Group Inc.	4.500%	3/1/28	22,880	20,965
[3]	Asbury Automotive Group Inc.	4.625%	11/15/29	21,780	19,313
	Asbury Automotive Group Inc.	4.750%	3/1/30	11,463	10,121
[3]	Asbury Automotive Group Inc.	5.000%	2/15/32	26,865	23,434
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	6.625%	1/15/28	3,335	3,209
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	8/1/29	5,580	4,828
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	4/1/30	34,479	29,521
	Bath & Body Works Inc.	6.694%	1/15/27	17,487	17,549
	Bath & Body Works Inc.	5.250%	2/1/28	1,550	1,478
[3]	Bath & Body Works Inc.	6.625%	10/1/30	37,375	36,100
	Bath & Body Works Inc.	6.875%	11/1/35	5,565	5,162
	Bath & Body Works Inc.	6.750%	7/1/36	700	637
[3]	Beacon Roofing Supply Inc.	4.125%	5/15/29	15,200	13,441
[3]	Beacon Roofing Supply Inc.	6.500%	8/1/30	14,745	14,781
	Boyd Gaming Corp.	4.750%	12/1/27	121,735	114,826
[3]	Boyd Gaming Corp.	4.750%	6/15/31	6,005	5,376
[3]	Boyne USA Inc.	4.750%	5/15/29	4,445	4,054
[3]	Builders FirstSource Inc.	5.000%	3/1/30	5,000	4,678
[3]	Builders FirstSource Inc.	4.250%	2/1/32	28,500	24,745
[3]	Caesars Entertainment Inc.	6.250%	7/1/25	120,550	119,777
[3]	Caesars Entertainment Inc.	8.125%	7/1/27	74,280	76,267
[3]	Caesars Entertainment Inc.	4.625%	10/15/29	41,390	36,433
[3]	Caesars Entertainment Inc.	7.000%	2/15/30	102,010	103,030
[3]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	64,437	65,043
[3]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	8,770	8,579
[3]	Carnival Corp.	7.625%	3/1/26	7,330	7,228
[3]	Carnival Corp.	5.750%	3/1/27	23,970	22,167
[3]	Carnival Corp.	9.875%	8/1/27	10,645	11,108
[3]	Carnival Corp.	4.000%	8/1/28	105,830	94,001
[3]	Carnival Corp.	6.000%	5/1/29	146,540	131,601
[3]	Carnival Corp.	10.500%	6/1/30	41,275	43,664
[3]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	13,530	14,744
[3]	CDI Escrow Issuer Inc.	5.750%	4/1/30	34,716	32,247
	Cedar Fair LP	5.250%	7/15/29	54,526	48,880
[3]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.500%	5/1/25	10,480	10,364
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	28,965	27,346
	Century Communities Inc.	6.750%	6/1/27	9,993	10,030
[3]	Century Communities Inc.	3.875%	8/15/29	34,362	29,885
[3]	Churchill Downs Inc.	5.500%	4/1/27	4,267	4,126
[3]	Churchill Downs Inc.	4.750%	1/15/28	11,690	10,801
[3]	Churchill Downs Inc.	6.750%	5/1/31	4,860	4,750
[3]	Cinemark USA Inc.	8.750%	5/1/25	2,082	2,112
[3]	Cinemark USA Inc.	5.875%	3/15/26	7,325	6,935
[3]	Cinemark USA Inc.	5.250%	7/15/28	33,730	29,637
[3,4]	Cirsa Finance International Sarl	4.500%	3/15/27	7,990	8,094
[3]	Clarios Global LP / Clarios US Finance Co.	6.250%	5/15/26	30,723	30,707
[3]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	31,417	31,810
[3]	Clarios Global LP / Clarios US Finance Co.	6.750%	5/15/28	30,163	30,351
	Dana Inc.	5.625%	6/15/28	3,718	3,537
	Dana Inc.	4.500%	2/15/32	3,215	2,690
	Ford Motor Co.	4.346%	12/8/26	17,205	16,776
7

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ford Motor Co.	9.625%	4/22/30	2,271	2,653
	Ford Motor Co.	3.250%	2/12/32	111,665	88,236
	Ford Motor Co.	4.750%	1/15/43	24,775	19,388
	Ford Motor Co.	5.291%	12/8/46	8,515	7,022
	Ford Motor Credit Co. LLC	4.375%	8/6/23	210	210
	Ford Motor Credit Co. LLC	3.370%	11/17/23	16,305	16,148
	Ford Motor Credit Co. LLC	3.810%	1/9/24	5,000	4,938
	Ford Motor Credit Co. LLC	5.584%	3/18/24	5,000	4,968
	Ford Motor Credit Co. LLC	4.134%	8/4/25	9,450	9,028
	Ford Motor Credit Co. LLC	3.375%	11/13/25	16,070	15,026
	Ford Motor Credit Co. LLC	4.389%	1/8/26	4,800	4,559
	Ford Motor Credit Co. LLC	2.700%	8/10/26	100,560	90,133
	Ford Motor Credit Co. LLC	4.950%	5/28/27	18,065	17,150
	Ford Motor Credit Co. LLC	3.815%	11/2/27	6,000	5,388
	Ford Motor Credit Co. LLC	2.900%	2/16/28	2,880	2,477
	Ford Motor Credit Co. LLC	6.800%	5/12/28	48,232	48,671
	Ford Motor Credit Co. LLC	7.350%	3/6/30	11,730	12,142
	Ford Motor Credit Co. LLC	7.200%	6/10/30	17,948	18,439
	Ford Motor Credit Co. LLC	3.625%	6/17/31	1,830	1,513
[3]	Gap Inc.	3.625%	10/1/29	21,580	16,080
[3]	Gap Inc.	3.875%	10/1/31	19,660	14,058
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	19,915	18,361
	Goodyear Tire & Rubber Co.	5.250%	7/15/31	16,230	14,472
	Griffon Corp.	5.750%	3/1/28	11,490	10,810
[3]	Hanesbrands Inc.	4.875%	5/15/26	93,794	88,161
[3]	Hanesbrands Inc.	9.000%	2/15/31	21,155	21,639
[3]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	9,746	9,603
[3]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	13,415	11,962
[3]	Hilton Domestic Operating Co. Inc.	4.000%	5/1/31	1,945	1,697
[3]	Hilton Domestic Operating Co. Inc.	3.625%	2/15/32	15,280	12,813
	KB Home	4.800%	11/15/29	15,825	14,634
	KB Home	7.250%	7/15/30	5,000	5,103
	KB Home	4.000%	6/15/31	38,745	33,659
[3]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/27	29,785	28,775
[3]	Lithia Motors Inc.	4.625%	12/15/27	66,275	61,669
[3]	Lithia Motors Inc.	3.875%	6/1/29	7,615	6,558
[3]	Lithia Motors Inc.	4.375%	1/15/31	22,880	19,669
[3]	Live Nation Entertainment Inc.	4.875%	11/1/24	14,775	14,572
[3]	Live Nation Entertainment Inc.	3.750%	1/15/28	6,085	5,479
[3]	Mattel Inc.	3.375%	4/1/26	33,225	30,895
[3]	Mattel Inc.	5.875%	12/15/27	48,989	48,088
[3]	Melco Resorts Finance Ltd.	4.875%	6/6/25	16,555	15,840
[3]	Melco Resorts Finance Ltd.	5.250%	4/26/26	5,370	5,052
[3]	Melco Resorts Finance Ltd.	5.375%	12/4/29	26,050	22,188
	MGM Resorts International	6.750%	5/1/25	10,080	10,121
	MGM Resorts International	5.750%	6/15/25	55,431	54,756
[3]	Michaels Cos. Inc.	5.250%	5/1/28	45,085	38,323
[3]	Michaels Cos. Inc.	7.875%	5/1/29	23,475	16,731
[3]	NCL Corp Ltd.	8.375%	2/1/28	41,980	43,791
[3]	NCL Corp. Ltd.	7.750%	2/15/29	20,930	20,039
	Newell Brands Inc.	4.700%	4/1/26	4,166	3,969
	Newell Brands Inc.	6.375%	9/15/27	15,093	14,832
	Newell Brands Inc.	6.625%	9/15/29	16,832	16,854
[3]	Nissan Motor Co. Ltd.	4.810%	9/17/30	6,218	5,600
8

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Ontario Gaming GTA LP	8.000%	8/1/30	8,960	9,054
[3]	Openlane Inc.	5.125%	6/1/25	10,007	9,748
[3]	PetSmart Inc. / PetSmart Finance Corp.	4.750%	2/15/28	55,391	50,762
[3]	PetSmart Inc. / PetSmart Finance Corp.	7.750%	2/15/29	16,145	15,755
[3]	Royal Caribbean Cruises Ltd.	4.250%	7/1/26	11,360	10,566
[3]	Royal Caribbean Cruises Ltd.	5.500%	8/31/26	96,080	92,261
[3]	Royal Caribbean Cruises Ltd.	5.375%	7/15/27	19,070	18,134
[3]	Royal Caribbean Cruises Ltd.	11.625%	8/15/27	26,350	28,758
[3]	Royal Caribbean Cruises Ltd.	5.500%	4/1/28	33,440	31,519
[3]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	49,872	52,085
[3]	Royal Caribbean Cruises Ltd.	9.250%	1/15/29	5,030	5,355
[3]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	5,210	5,274
	Sands China Ltd.	5.625%	8/8/25	25,700	25,341
	Sands China Ltd.	5.900%	8/8/28	42,780	41,577
	Sands China Ltd.	4.875%	6/18/30	22,315	20,312
	Sands China Ltd.	3.750%	8/8/31	17,210	14,150
[3]	Scientific Games International Inc.	7.000%	5/15/28	20,020	19,942
	Service Corp. International	4.625%	12/15/27	20,770	19,710
	Service Corp. International	5.125%	6/1/29	44,190	42,051
	Service Corp. International	3.375%	8/15/30	26,810	22,354
	Service Corp. International	4.000%	5/15/31	65,605	55,920
[3]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/27	33,461	31,285
[3]	Taylor Morrison Communities Inc.	5.875%	6/15/27	5,967	5,880
[3]	Taylor Morrison Communities Inc.	5.125%	8/1/30	23,777	22,198
[3]	Tempur Sealy International Inc.	3.875%	10/15/31	19,802	16,081
	Under Armour Inc.	3.250%	6/15/26	42,005	38,528
[3]	Viking Cruises Ltd.	9.125%	7/15/31	24,270	24,910
[3]	William Carter Co.	5.625%	3/15/27	12,968	12,681
[3]	WW International Inc.	4.500%	4/15/29	4,741	3,367
[3]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.500%	3/1/25	91,076	89,268
[3]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.250%	5/15/27	30,990	29,408
[3]	Wynn Macau Ltd.	5.500%	1/15/26	15,750	14,872
[3]	Wynn Macau Ltd.	5.125%	12/15/29	51,536	43,498
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	5.125%	10/1/29	2,872	2,602
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	7.125%	2/15/31	38,525	38,522
[3]	Yum! Brands Inc.	4.750%	1/15/30	39,610	37,036
	Yum! Brands Inc.	3.625%	3/15/31	64,357	55,072
	Yum! Brands Inc.	4.625%	1/31/32	18,090	16,386
					3,919,702
Consumer Staples (3.2%)
[3]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	6.500%	2/15/28	12,300	12,255
	B&G Foods Inc.	5.250%	4/1/25	49,587	47,167
	B&G Foods Inc.	5.250%	9/15/27	47,340	40,792
[3]	Coty Inc.	5.000%	4/15/26	2,475	2,386
[3]	Coty Inc./HFC Prestige Products Inc./HFC Prestige International US LLC	6.625%	7/15/30	25,020	25,238
[3,4]	Darling Global Finance BV	3.625%	5/15/26	12,945	13,914
[3]	Darling Ingredients Inc.	5.250%	4/15/27	12,745	12,380
[3]	Darling Ingredients Inc.	6.000%	6/15/30	13,430	13,239
[3]	Energizer Holdings Inc.	4.750%	6/15/28	58,571	52,558
[3]	Energizer Holdings Inc.	4.375%	3/31/29	76,351	66,280
[3]	Lamb Weston Holdings Inc.	4.125%	1/31/30	1,763	1,556
[3]	Performance Food Group Inc.	6.875%	5/1/25	10,425	10,446
[3]	Performance Food Group Inc.	5.500%	10/15/27	96,710	93,620
9

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Performance Food Group Inc.	4.250%	8/1/29	90,104	79,906
[3]	Post Holdings Inc.	5.750%	3/1/27	8,810	8,629
[3]	Post Holdings Inc.	5.625%	1/15/28	86,750	83,904
[3]	Post Holdings Inc.	5.500%	12/15/29	36,090	33,510
[3]	Post Holdings Inc.	4.625%	4/15/30	73,894	65,137
[3]	Post Holdings Inc.	4.500%	9/15/31	48,465	41,288
[3]	United Natural Foods Inc.	6.750%	10/15/28	25,600	21,346
[3]	US Foods Inc.	4.625%	6/1/30	18,913	17,009
					742,560
Energy (11.2%)
	Apache Corp.	4.875%	11/15/27	33,110	30,953
	Apache Corp.	4.375%	10/15/28	2,625	2,429
	Apache Corp.	4.250%	1/15/30	23,875	21,684
	Apache Corp.	5.100%	9/1/40	14,658	12,445
	Apache Corp.	5.250%	2/1/42	10,349	8,699
	Apache Corp.	4.250%	1/15/44	1,011	702
	Apache Corp.	5.350%	7/1/49	20,237	16,755
[3]	Baytex Energy Corp.	8.500%	4/30/30	9,625	9,756
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.625%	12/15/25	9,330	9,396
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/26	11,960	11,764
	Buckeye Partners LP	4.350%	10/15/24	4,850	4,734
[3]	Buckeye Partners LP	4.125%	3/1/25	50,184	48,379
	Buckeye Partners LP	3.950%	12/1/26	21,628	19,864
	Buckeye Partners LP	4.125%	12/1/27	23,220	21,059
[3]	Buckeye Partners LP	4.500%	3/1/28	88,628	79,923
	Cheniere Energy Partners LP	4.500%	10/1/29	11,104	10,324
	Cheniere Energy Partners LP	4.000%	3/1/31	7,900	7,028
[3]	Chesapeake Energy Corp.	5.875%	2/1/29	17,045	16,300
[3]	Chesapeake Energy Corp.	6.750%	4/15/29	21,240	21,132
[3]	Civitas Resources Inc.	8.750%	7/1/31	20,060	20,761
[3]	CNX Resources Corp.	6.000%	1/15/29	6,825	6,385
[3]	CNX Resources Corp.	7.375%	1/15/31	16,440	16,306
	Continental Resources Inc.	4.375%	1/15/28	21,625	20,477
[3]	Continental Resources Inc.	5.750%	1/15/31	30,055	29,075
	Continental Resources Inc.	4.900%	6/1/44	66,669	52,769
[3]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	14,908	14,717
[3]	DT Midstream Inc.	4.125%	6/15/29	95,524	84,708
[3]	DT Midstream Inc.	4.375%	6/15/31	121,695	105,861
[3]	Earthstone Energy Holdings LLC	8.000%	4/15/27	30,495	30,319
[3]	Earthstone Energy Holdings LLC	9.875%	7/15/31	19,580	20,248
[3]	Enerflex Ltd.	9.000%	10/15/27	35,885	36,072
[3]	EnLink Midstream LLC	5.625%	1/15/28	27,875	27,259
	EnLink Midstream LLC	5.375%	6/1/29	28,150	26,757
[3]	EnLink Midstream LLC	6.500%	9/1/30	27,820	28,010
	EnLink Midstream Partners LP	4.150%	6/1/25	27,661	26,631
	EnLink Midstream Partners LP	4.850%	7/15/26	27,144	26,369
	EnLink Midstream Partners LP	5.050%	4/1/45	34,405	27,185
	EnLink Midstream Partners LP	5.450%	6/1/47	25,380	20,888
	EQM Midstream Partners LP	4.000%	8/1/24	8,934	8,741
[3]	EQM Midstream Partners LP	6.000%	7/1/25	62,191	61,774
	EQM Midstream Partners LP	4.125%	12/1/26	11,328	10,647
[3]	EQM Midstream Partners LP	7.500%	6/1/27	3,760	3,818
[3]	EQM Midstream Partners LP	6.500%	7/1/27	61,070	60,768
	EQM Midstream Partners LP	5.500%	7/15/28	30,727	29,614
[3]	EQM Midstream Partners LP	4.500%	1/15/29	34,140	31,187
10

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	EQM Midstream Partners LP	7.500%	6/1/30	3,860	3,980
[3]	EQM Midstream Partners LP	4.750%	1/15/31	90,662	80,879
	Genesis Energy LP / Genesis Energy Finance Corp.	6.500%	10/1/25	4,116	4,079
[3]	Hess Midstream Operations LP	4.250%	2/15/30	2,225	1,956
[3]	Matador Resources Co.	6.875%	4/15/28	37,900	37,724
[3]	Noble Finance II LLC	8.000%	4/15/30	69,580	71,670
	Occidental Petroleum Corp.	5.550%	3/15/26	7,040	7,001
	Occidental Petroleum Corp.	3.400%	4/15/26	3,625	3,398
	Occidental Petroleum Corp.	3.200%	8/15/26	3,125	2,858
	Occidental Petroleum Corp.	3.000%	2/15/27	9,320	8,372
	Occidental Petroleum Corp.	6.375%	9/1/28	16,503	16,938
	Occidental Petroleum Corp.	6.625%	9/1/30	10,274	10,774
	Occidental Petroleum Corp.	6.125%	1/1/31	44,979	46,034
	Occidental Petroleum Corp.	6.450%	9/15/36	7,160	7,515
	Occidental Petroleum Corp.	4.400%	4/15/46	8,420	6,684
	Ovintiv Inc.	7.200%	11/1/31	2,757	2,904
	Ovintiv Inc.	7.375%	11/1/31	26,708	28,852
	Ovintiv Inc.	6.500%	8/15/34	10,685	10,946
	Ovintiv Inc.	6.500%	2/1/38	14,250	14,285
[3]	Permian Resources Operating LLC	5.375%	1/15/26	2,655	2,552
[3]	Permian Resources Operating LLC	7.750%	2/15/26	2,540	2,569
[3]	Permian Resources Operating LLC	6.875%	4/1/27	10,465	10,394
[3]	Permian Resources Operating LLC	5.875%	7/1/29	64,319	61,338
	Range Resources Corp.	8.250%	1/15/29	14,335	14,917
[3]	Range Resources Corp.	4.750%	2/15/30	56,221	51,727
[3]	Rockies Express Pipeline LLC	4.950%	7/15/29	4,050	3,719
[3]	Rockies Express Pipeline LLC	4.800%	5/15/30	3,250	2,889
[3]	Rockies Express Pipeline LLC	7.500%	7/15/38	4,100	3,782
[3]	Seadrill Finance Ltd.	8.375%	8/1/30	4,810	4,909
	SM Energy Co.	6.750%	9/15/26	23,350	22,972
	SM Energy Co.	6.625%	1/15/27	1,295	1,281
	SM Energy Co.	6.500%	7/15/28	14,800	14,469
	Southwestern Energy Co.	5.375%	2/1/29	25,600	24,186
	Southwestern Energy Co.	5.375%	3/15/30	71,313	66,714
	Southwestern Energy Co.	4.750%	2/1/32	36,707	32,638
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	70,255	69,600
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	11,360	11,055
	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/29	32,920	29,606
	Sunoco LP / Sunoco Finance Corp.	4.500%	4/30/30	51,930	46,147
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	12,795	13,039
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	30,250	28,141
[3]	Transocean Inc.	11.500%	1/30/27	2,870	3,011
[3]	Transocean Inc.	8.750%	2/15/30	77,843	80,793
[3]	Transocean Titan Financing Ltd.	8.375%	2/1/28	12,422	12,881
[3]	Valaris Ltd.	8.375%	4/30/30	27,762	28,396
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	62,200	53,908
[3]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	23,783	23,264
[3]	Venture Global Calcasieu Pass LLC	4.125%	8/15/31	66,555	56,466
[3]	Venture Global Calcasieu Pass LLC	3.875%	11/1/33	49,140	39,829
[3]	Venture Global LNG Inc.	8.125%	6/1/28	10,045	10,212
[3]	Venture Global LNG Inc.	8.375%	6/1/31	52,540	53,324
[3]	Weatherford International Ltd.	8.625%	4/30/30	55,350	56,710
	Western Midstream Operating LP	3.950%	6/1/25	4,070	3,931
	Western Midstream Operating LP	4.650%	7/1/26	24,081	23,389
11

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Western Midstream Operating LP	4.750%	8/15/28	4,715	4,521
	Western Midstream Operating LP	4.050%	2/1/30	2,205	2,004
	Western Midstream Operating LP	5.450%	4/1/44	13,155	11,505
	Western Midstream Operating LP	5.300%	3/1/48	25,628	21,969
	Western Midstream Operating LP	5.250%	2/1/50	34,013	28,904
					2,581,182
Financials (5.6%)
[3]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/29	85,650	73,736
[3,5]	AerCap Global Aviation Trust	6.500%	6/15/45	125,005	122,496
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co.	6.750%	4/15/28	38,525	38,323
[3]	AmWINS Group Inc.	4.875%	6/30/29	6,822	6,247
[3]	Avolon Holdings Funding Ltd.	5.250%	5/15/24	50,695	50,024
[3]	Burford Capital Global Finance LLC	6.875%	4/15/30	15,520	14,186
[3]	Compass Group Diversified Holdings LLC	5.250%	4/15/29	13,305	12,110
[3]	Enact Holdings Inc.	6.500%	8/15/25	45,900	45,416
[3]	FirstCash Inc.	4.625%	9/1/28	18,915	16,912
[3]	FirstCash Inc.	5.625%	1/1/30	14,515	13,403
[3]	GGAM Finance Ltd.	7.750%	5/15/26	14,975	15,111
[3]	GGAM Finance Ltd.	8.000%	6/15/28	22,475	22,893
[3]	goeasy Ltd.	4.375%	5/1/26	29,748	27,237
[3]	HUB International Ltd.	7.000%	5/1/26	5,900	5,888
[3]	HUB International Ltd.	5.625%	12/1/29	19,965	17,809
[3]	HUB International Ltd.	7.250%	6/15/30	74,650	76,187
[3]	Intesa Sanpaolo SpA	5.017%	6/26/24	27,090	26,439
[3]	Intesa Sanpaolo SpA	5.710%	1/15/26	53,100	51,259
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	14,704	13,236
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	21,410	18,042
	MGIC Investment Corp.	5.250%	8/15/28	14,730	14,015
[3]	Nationstar Mortgage Holdings Inc.	5.500%	8/15/28	22,500	20,398
[3]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	82,619	69,923
[3]	Nationstar Mortgage Holdings Inc.	5.750%	11/15/31	17,750	15,101
	Navient Corp.	7.250%	9/25/23	5,589	5,591
	Navient Corp.	6.125%	3/25/24	6,200	6,160
	Navient Corp.	5.875%	10/25/24	3,725	3,690
	Navient Corp.	6.750%	6/15/26	910	887
	Navient Corp.	4.875%	3/15/28	9,301	8,128
	Navient Corp.	5.500%	3/15/29	53,540	46,134
	Navient Corp.	9.375%	7/25/30	8,885	8,945
	Navient Corp.	5.625%	8/1/33	6,576	5,037
	OneMain Finance Corp.	8.250%	10/1/23	12,466	12,500
	OneMain Finance Corp.	6.125%	3/15/24	27,155	27,074
	OneMain Finance Corp.	7.125%	3/15/26	99,246	98,283
	OneMain Finance Corp.	3.500%	1/15/27	20,735	17,974
	OneMain Finance Corp.	3.875%	9/15/28	36,560	30,093
	OneMain Finance Corp.	9.000%	1/15/29	29,099	29,567
	OneMain Finance Corp.	4.000%	9/15/30	28,880	22,721
[3]	Park Aerospace Holdings Ltd.	5.500%	2/15/24	4,970	4,935
[3]	PennyMac Financial Services Inc.	5.375%	10/15/25	38,913	37,192
[3]	PennyMac Financial Services Inc.	4.250%	2/15/29	30,140	24,900
[3]	PennyMac Financial Services Inc.	5.750%	9/15/31	3,885	3,287
	Radian Group Inc.	4.500%	10/1/24	45,300	44,150
	Radian Group Inc.	6.625%	3/15/25	3,250	3,243
	Radian Group Inc.	4.875%	3/15/27	22,275	21,270
12

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	1,945	1,733
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.625%	3/1/29	4,870	4,147
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.875%	3/1/31	12,180	10,026
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	4.000%	10/15/33	975	778
[3]	United Wholesale Mortgage LLC	5.500%	11/15/25	17,200	16,540
[3]	United Wholesale Mortgage LLC	5.750%	6/15/27	24,350	22,778
[3]	United Wholesale Mortgage LLC	5.500%	4/15/29	3,800	3,341
					1,307,495
Health Care (8.0%)
[3]	Acadia Healthcare Co. Inc.	5.500%	7/1/28	26,060	24,960
[3]	Acadia Healthcare Co. Inc.	5.000%	4/15/29	23,232	21,560
[3,4]	Avantor Funding Inc.	2.625%	11/1/25	77,060	80,995
[3]	Avantor Funding Inc.	4.625%	7/15/28	58,690	54,469
[3]	Avantor Funding Inc.	3.875%	11/1/29	4,230	3,702
[3]	Bausch Health Cos. Inc.	5.500%	11/1/25	19,675	17,702
[3]	Catalent Pharma Solutions Inc.	5.000%	7/15/27	24,770	23,212
[3,4]	Catalent Pharma Solutions Inc.	2.375%	3/1/28	45,735	42,170
[3]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	19,369	16,173
[3]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	46,530	38,882
	Centene Corp.	4.625%	12/15/29	10,890	10,121
[3]	Charles River Laboratories International Inc.	4.250%	5/1/28	22,589	20,865
[3]	Charles River Laboratories International Inc.	3.750%	3/15/29	16,385	14,501
[3]	Charles River Laboratories International Inc.	4.000%	3/15/31	24,970	21,761
[3]	CHS/Community Health Systems Inc.	8.000%	3/15/26	4,540	4,460
[3]	CHS/Community Health Systems Inc.	5.625%	3/15/27	78,775	70,252
[3]	CHS/Community Health Systems Inc.	8.000%	12/15/27	2,925	2,859
[3]	CHS/Community Health Systems Inc.	6.000%	1/15/29	13,260	11,457
[3]	CHS/Community Health Systems Inc.	5.250%	5/15/30	29,280	23,423
[3]	CHS/Community Health Systems Inc.	4.750%	2/15/31	10,695	8,107
[3]	DaVita Inc.	3.750%	2/15/31	31,580	25,239
[3]	Fortrea Holdings Inc.	7.500%	7/1/30	11,113	11,364
[3]	Grifols Escrow Issuer SA	4.750%	10/15/28	14,355	12,642
[3,4]	Grifols SA	2.250%	11/15/27	42,955	42,650
	HCA Inc.	5.875%	2/15/26	2,245	2,251
	HCA Inc.	5.875%	2/1/29	24,195	24,405
	HCA Inc.	3.500%	9/1/30	41,155	36,182
[3]	Hologic Inc.	3.250%	2/15/29	45,365	39,706
[3]	IQVIA Inc.	5.000%	10/15/26	46,310	45,008
[3]	IQVIA Inc.	5.000%	5/15/27	95,232	91,906
[3,4]	IQVIA Inc.	2.250%	1/15/28	36,995	36,467
[3,4]	IQVIA Inc.	2.875%	6/15/28	61,595	62,072
[3]	IQVIA Inc.	6.500%	5/15/30	25,630	25,882
[3]	Jazz Securities DAC	4.375%	1/15/29	22,850	20,327
[3]	Medline Borrower LP	3.875%	4/1/29	165,193	144,751
[3]	Medline Borrower LP	5.250%	10/1/29	84,324	74,875
[3]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	103,261	92,549
[3]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	5.125%	4/30/31	58,065	49,210
[3]	Owens & Minor Inc.	4.500%	3/31/29	16,645	14,339
[3]	Owens & Minor Inc.	6.625%	4/1/30	53,987	49,486
[3]	Prestige Brands Inc.	5.125%	1/15/28	18,350	17,529
[3]	Prestige Brands Inc.	3.750%	4/1/31	5,398	4,533
[3]	Teleflex Inc.	4.250%	6/1/28	34,312	31,746
	Tenet Healthcare Corp.	4.875%	1/1/26	13,025	12,609
	Tenet Healthcare Corp.	5.125%	11/1/27	8,670	8,234
	Tenet Healthcare Corp.	4.625%	6/15/28	14,205	13,149
13

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tenet Healthcare Corp.	6.125%	10/1/28	39,180	37,333
	Tenet Healthcare Corp.	4.250%	6/1/29	10,405	9,325
	Tenet Healthcare Corp.	4.375%	1/15/30	27,970	24,959
	Tenet Healthcare Corp.	6.125%	6/15/30	63,975	62,205
[3]	Tenet Healthcare Corp.	6.750%	5/15/31	67,840	67,640
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	58,280	52,708
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/27	8,850	8,216
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/28	43,910	43,461
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	15,195	13,934
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	13,128	13,669
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	22,096	23,408
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	6,145	4,046
					1,861,646
Industrials (8.9%)
[3]	Air Canada	3.875%	8/15/26	45,780	42,541
[3]	Allison Transmission Inc.	5.875%	6/1/29	2,340	2,271
[3]	Allison Transmission Inc.	3.750%	1/30/31	1,461	1,236
[3]	American Airlines Inc.	7.250%	2/15/28	10,312	10,232
[3]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	27,243	26,844
[3,9]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	32,172	31,185
[3]	Aramark Services Inc.	5.000%	4/1/25	65,662	64,799
[3]	Aramark Services Inc.	6.375%	5/1/25	43,915	43,985
[3]	Aramark Services Inc.	5.000%	2/1/28	44,167	41,739
[3]	BWX Technologies Inc.	4.125%	6/30/28	29,906	27,401
[3]	BWX Technologies Inc.	4.125%	4/15/29	49,453	44,818
[3]	Chart Industries Inc.	7.500%	1/1/30	6,290	6,453
[3]	Chart Industries Inc.	9.500%	1/1/31	8,690	9,372
[3]	Clean Harbors Inc.	4.875%	7/15/27	48,605	46,625
[3]	Clean Harbors Inc.	5.125%	7/15/29	25,851	24,746
[3]	Clean Harbors Inc.	6.375%	2/1/31	20,716	20,844
[3]	Covanta Holding Corp.	4.875%	12/1/29	37,100	32,970
	Delta Air Lines Inc.	3.750%	10/28/29	7,545	6,830
[3]	Emerald Debt Merger Sub LLC	6.625%	12/15/30	121,477	120,901
[3]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/29	83,972	71,278
[3]	Garda World Security Corp.	7.750%	2/15/28	3,670	3,649
[3]	Gates Global LLC / Gates Corp.	6.250%	1/15/26	23,814	23,668
[3]	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.	5.750%	1/20/26	86,335	81,530
[3]	Herc Holdings Inc.	5.500%	7/15/27	153,422	147,386
[4]	Loxam SAS	2.875%	4/15/26	19,380	19,723
[4]	Loxam SAS	3.750%	7/15/26	14,790	15,379
[3]	Moog Inc.	4.250%	12/15/27	6,260	5,800
[3]	Mueller Water Products Inc.	4.000%	6/15/29	6,225	5,563
[3,4]	Q-Park Holding I BV	1.500%	3/1/25	27,330	28,911
[3,4]	Q-Park Holding I BV	2.000%	3/1/27	26,765	25,923
[3]	Ritchie Bros Holdings Inc.	6.750%	3/15/28	5,325	5,397
[3]	Ritchie Bros Holdings Inc.	7.750%	3/15/31	5,252	5,491
[3]	Rolls-Royce plc	3.625%	10/14/25	24,995	23,662
[3]	Rolls-Royce plc	5.750%	10/15/27	39,450	38,841
[3]	Sensata Technologies BV	5.625%	11/1/24	13,135	13,060
[3]	Sensata Technologies BV	5.000%	10/1/25	52,750	51,414
[3]	Sensata Technologies Inc.	4.375%	2/15/30	12,765	11,363
[3]	Sensata Technologies Inc.	3.750%	2/15/31	43,118	36,410
[3]	Spirit AeroSystems Inc.	7.500%	4/15/25	29,438	29,452
	Spirit AeroSystems Inc.	3.850%	6/15/26	3,185	2,986
14

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Spirit AeroSystems Inc.	4.600%	6/15/28	10,164	8,654
[3]	Spirit AeroSystems Inc.	9.375%	11/30/29	58,606	62,792
[3,4]	TK Elevator Midco GmbH	4.375%	7/15/27	20,249	20,222
[3]	TK Elevator US Newco Inc.	5.250%	7/15/27	35,331	33,046
[3]	TopBuild Corp.	4.125%	2/15/32	9,025	7,750
[3]	TransDigm Inc.	6.250%	3/15/26	81,630	81,247
	TransDigm Inc.	5.500%	11/15/27	16,970	16,070
[3]	TransDigm Inc.	6.750%	8/15/28	98,530	99,007
	TransDigm Inc.	4.625%	1/15/29	90,841	81,084
	TransDigm Inc.	4.875%	5/1/29	21,053	18,949
[3]	Triumph Group Inc.	9.000%	3/15/28	17,387	17,880
[9]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	10/15/27	19,748	19,613
[3]	United Airlines Inc.	4.375%	4/15/26	38,846	36,794
[3]	United Airlines Inc.	4.625%	4/15/29	50,975	46,213
	United Rentals North America Inc.	5.500%	5/15/27	27,616	27,156
	United Rentals North America Inc.	4.875%	1/15/28	66,256	63,164
	United Rentals North America Inc.	5.250%	1/15/30	15,110	14,392
	United Rentals North America Inc.	4.000%	7/15/30	50,560	44,709
	United Rentals North America Inc.	3.875%	2/15/31	46,504	40,061
	United Rentals North America Inc.	3.750%	1/15/32	56,825	48,110
[3]	WESCO Distribution Inc.	7.125%	6/15/25	15,830	16,010
[3]	Williams Scotsman International Inc.	4.625%	8/15/28	12,035	11,108
					2,066,709
Materials (8.1%)
[3]	Advanced Drainage Systems Inc.	5.000%	9/30/27	2,435	2,331
[3]	Advanced Drainage Systems Inc.	6.375%	6/15/30	18,336	18,239
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	26,400	22,841
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/29	19,652	16,074
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	6,300	6,186
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	41,525	38,907
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	52,682	45,434
[3]	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc.	5.250%	8/15/27	13,308	11,413
[3,6]	Arsenal AIC Parent LLC	8.000%	10/1/30	21,765	22,200
[3]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	3,330	2,476
[3]	Avient Corp.	7.125%	8/1/30	57,080	57,548
[3]	Axalta Coating Systems LLC	3.375%	2/15/29	54,059	46,616
	Ball Corp.	5.250%	7/1/25	12,680	12,569
	Ball Corp.	4.875%	3/15/26	25,000	24,435
[4]	Ball Corp.	1.500%	3/15/27	68,205	67,360
	Ball Corp.	6.875%	3/15/28	25,010	25,570
	Ball Corp.	6.000%	6/15/29	34,070	34,070
	Ball Corp.	2.875%	8/15/30	9,615	7,933
	Ball Corp.	3.125%	9/15/31	975	802
[3]	Berry Global Inc.	4.500%	2/15/26	52,154	49,842
[3]	Berry Global Inc.	4.875%	7/15/26	22,330	21,606
[3]	Berry Global Inc.	5.625%	7/15/27	8,560	8,396
[3]	Canpack SA / Canpack US LLC	3.125%	11/1/25	8,385	7,789
[3]	Canpack SA / Canpack US LLC	3.875%	11/15/29	7,690	6,232
	Chemours Co.	5.375%	5/15/27	25,240	23,998
[3]	Chemours Co.	5.750%	11/15/28	23,065	21,289
[3]	Chemours Co.	4.625%	11/15/29	38,721	32,807
[3]	Cleveland-Cliffs Inc.	6.750%	3/15/26	24,153	24,307
[3]	Clydesdale Acquisition Holdings Inc.	6.625%	4/15/29	24,725	23,657
15

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commercial Metals Co.	4.125%	1/15/30	8,740	7,847
	Commercial Metals Co.	3.875%	2/15/31	2,885	2,500
	Commercial Metals Co.	4.375%	3/15/32	19,045	16,601
[3]	Constellium SE	5.875%	2/15/26	10,026	9,906
[3]	Constellium SE	5.625%	6/15/28	22,629	21,599
[3]	Constellium SE	3.750%	4/15/29	36,000	31,326
	Crown Americas LLC	5.250%	4/1/30	25,415	24,190
	Crown Americas LLC / Crown Americas Capital Corp. V	4.250%	9/30/26	10,184	9,652
	Crown Americas LLC / Crown Americas Capital Corp. VI	4.750%	2/1/26	12,455	12,050
[3,4]	Crown European Holdings SA	2.875%	2/1/26	31,200	33,129
[3]	Element Solutions Inc.	3.875%	9/1/28	37,481	33,132
[3]	FMG Resources August 2006 Pty Ltd.	5.875%	4/15/30	21,375	20,506
[3]	FMG Resources August 2006 Pty Ltd.	4.375%	4/1/31	44,053	37,886
[3]	FMG Resources August 2006 Pty Ltd.	6.125%	4/15/32	21,227	20,387
	Graphic Packaging International LLC	4.125%	8/15/24	18,940	18,559
[3]	Graphic Packaging International LLC	4.750%	7/15/27	7,870	7,572
[3]	Graphic Packaging International LLC	3.500%	3/15/28	71,362	64,220
[3]	Graphic Packaging International LLC	3.500%	3/1/29	10,705	9,353
[3]	Graphic Packaging International LLC	3.750%	2/1/30	15,803	13,729
[3]	Hudbay Minerals Inc.	6.125%	4/1/29	30,156	28,852
[3]	Ingevity Corp.	3.875%	11/1/28	1,890	1,637
[3]	Kaiser Aluminum Corp.	4.625%	3/1/28	11,598	10,402
[3]	Kaiser Aluminum Corp.	4.500%	6/1/31	11,879	9,735
[3]	NOVA Chemicals Corp.	5.250%	6/1/27	26,509	23,868
[3]	Novelis Corp.	3.250%	11/15/26	40,425	36,745
[3]	Novelis Corp.	4.750%	1/30/30	53,965	48,456
[3]	Novelis Corp.	3.875%	8/15/31	47,047	39,375
[3]	OCI NV	4.625%	10/15/25	22,514	21,822
	Olin Corp.	5.125%	9/15/27	5,575	5,329
	Olin Corp.	5.625%	8/1/29	5,250	5,083
[3]	Olympus Water US Holding Corp.	7.125%	10/1/27	11,505	10,526
[3]	Olympus Water US Holding Corp.	4.250%	10/1/28	27,538	22,139
[3]	Olympus Water US Holding Corp.	9.750%	11/15/28	41,620	40,258
[3]	Olympus Water US Holding Corp.	6.250%	10/1/29	4,875	3,600
[3]	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	42,000	42,069
[3]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	26,440	26,341
[3]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	14,265	14,508
[3]	Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC	4.000%	10/15/27	15,475	13,947
[3]	Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC	4.375%	10/15/28	4,765	4,227
[3]	Sealed Air Corp.	4.000%	12/1/27	6,025	5,550
[3]	Sealed Air Corp.	6.125%	2/1/28	4,970	4,956
[3]	Sealed Air Corp.	5.000%	4/15/29	1,775	1,658
[3]	Sealed Air Corp.	6.875%	7/15/33	3,745	3,908
	Silgan Holdings Inc.	4.125%	2/1/28	8,800	8,048
[4]	Silgan Holdings Inc.	2.250%	6/1/28	43,070	40,628
[3]	SPCM SA	3.125%	3/15/27	16,730	15,011
[3]	Standard Industries Inc.	5.000%	2/15/27	14,735	14,093
[3]	Standard Industries Inc.	4.750%	1/15/28	31,779	29,552
[3]	Standard Industries Inc.	4.375%	7/15/30	53,906	46,851
[3]	Standard Industries Inc.	3.375%	1/15/31	72,685	58,655
[3,4]	Trivium Packaging Finance BV	3.750%	8/15/26	16,095	16,240
[3]	Trivium Packaging Finance BV	5.500%	8/15/26	62,555	59,420
[3]	Trivium Packaging Finance BV	8.500%	8/15/27	1,178	1,135
[3]	Tronox Inc.	4.625%	3/15/29	44,100	36,540
16

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Windsor Holdings III LLC	8.500%	6/15/30	29,775	29,941
[3]	WR Grace Holdings LLC	5.625%	8/15/29	11,196	9,454
[3]	WR Grace Holdings LLC	7.375%	3/1/31	9,080	9,084
					1,876,714
Real Estate (1.6%)
[3]	Iron Mountain Inc.	4.875%	9/15/27	36,420	34,132
[3]	Iron Mountain Inc.	5.250%	3/15/28	910	855
[3]	Iron Mountain Inc.	7.000%	2/15/29	37,900	38,049
[3]	Iron Mountain Inc.	4.875%	9/15/29	58,106	52,440
[3]	Iron Mountain Inc.	5.250%	7/15/30	29,500	26,702
[3]	Iron Mountain Inc.	4.500%	2/15/31	11,180	9,628
[3]	Iron Mountain Inc.	5.625%	7/15/32	7,825	7,054
[3]	Iron Mountain Information Management Services Inc.	5.000%	7/15/32	429	371
	MPT Operating Partnership LP / MPT Finance Corp.	5.000%	10/15/27	3,640	3,192
	MPT Operating Partnership LP / MPT Finance Corp.	4.625%	8/1/29	25,640	20,433
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	17,340	12,487
	SBA Communications Corp.	3.875%	2/15/27	11,065	10,192
	SBA Communications Corp.	3.125%	2/1/29	10,805	9,110
	Service Properties Trust	7.500%	9/15/25	2,983	2,949
	Service Properties Trust	5.250%	2/15/26	4,125	3,766
	Service Properties Trust	4.750%	10/1/26	9,592	8,387
	Service Properties Trust	5.500%	12/15/27	15,224	13,363
[3]	VICI Properties LP / VICI Note Co. Inc.	5.625%	5/1/24	1,900	1,891
[3]	VICI Properties LP / VICI Note Co. Inc.	4.250%	12/1/26	87,348	82,402
[3]	VICI Properties LP / VICI Note Co. Inc.	3.750%	2/15/27	9,724	8,994
[3]	VICI Properties LP / VICI Note Co. Inc.	4.625%	12/1/29	14,375	13,147
					359,544
Technology (7.2%)
[3]	Black Knight InfoServ LLC	3.625%	9/1/28	51,266	46,897
	Block Inc.	2.750%	6/1/26	53,443	48,875
	Block Inc.	3.500%	6/1/31	9,160	7,674
[3]	Booz Allen Hamilton Inc.	3.875%	9/1/28	9,295	8,413
[3]	Booz Allen Hamilton Inc.	4.000%	7/1/29	9,610	8,688
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	31,874	29,554
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	44,384	38,680
[3]	Cloud Software Group Inc.	6.500%	3/31/29	10,940	9,853
[3]	Cloud Software Grp Inc.	9.000%	9/30/29	10,335	9,262
[3]	Coherent Corp.	5.000%	12/15/29	61,155	55,063
[3]	CommScope Inc.	8.250%	3/1/27	1,960	1,486
[3]	CommScope Inc.	7.125%	7/1/28	11,145	7,418
[3]	CommScope Technologies LLC	6.000%	6/15/25	3,405	3,090
[3]	CommScope Technologies LLC	5.000%	3/15/27	6,790	4,532
[3]	Entegris Escrow Corp.	4.750%	4/15/29	39,570	36,937
[3]	Entegris Escrow Corp.	5.950%	6/15/30	11,175	10,711
[3]	Entegris Inc.	4.375%	4/15/28	67,185	61,519
[3]	Entegris Inc.	3.625%	5/1/29	27,465	23,951
[3]	Fair Isaac Corp.	4.000%	6/15/28	32,367	29,708
[3]	Gartner Inc.	3.625%	6/15/29	12,435	10,982
[3]	Gartner Inc.	3.750%	10/1/30	38,129	33,264
[3]	Gen Digital Inc.	5.000%	4/15/25	107,805	106,292
[3]	Imola Merger Corp.	4.750%	5/15/29	230,775	202,653
[3]	McAfee Corp.	7.375%	2/15/30	59,647	51,553
[3]	Minerva Merger Sub Inc.	6.500%	2/15/30	74,058	62,785
[3]	MSCI Inc.	4.000%	11/15/29	24,320	22,145
[3]	MSCI Inc.	3.625%	9/1/30	6,790	5,970
17

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	MSCI Inc.	3.625%	11/1/31	840	726
	Nokia of America Corp.	6.500%	1/15/28	56,315	54,497
	Nokia of America Corp.	6.450%	3/15/29	88,747	84,272
	Nokia OYJ	4.375%	6/12/27	13,480	12,737
	Nokia OYJ	6.625%	5/15/39	46,739	45,352
[3]	Open Text Corp.	3.875%	2/15/28	61,342	54,591
[3]	Open Text Corp.	3.875%	12/1/29	39,970	33,806
[3]	Open Text Holdings Inc.	4.125%	2/15/30	63,245	54,312
[3]	Open Text Holdings Inc.	4.125%	12/1/31	28,055	23,286
[3]	Presidio Holdings Inc.	4.875%	2/1/27	83,750	79,159
[3]	Presidio Holdings Inc.	8.250%	2/1/28	10,000	9,701
[3]	PTC Inc.	3.625%	2/15/25	15,330	14,808
[3]	PTC Inc.	4.000%	2/15/28	12,620	11,644
[3]	Seagate HDD Cayman	8.250%	12/15/29	5,380	5,635
[3]	Seagate HDD Cayman	8.500%	7/15/31	8,955	9,377
[3]	SS&C Technologies Inc.	5.500%	9/30/27	147,721	142,730
	Western Digital Corp.	4.750%	2/15/26	21,250	20,302
	Xerox Corp.	4.800%	3/1/35	2,625	1,810
[3]	Xerox Holdings Corp.	5.000%	8/15/25	3,195	3,067
[3]	Xerox Holdings Corp.	5.500%	8/15/28	81,060	71,133
					1,670,900
Utilities (2.2%)
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.500%	5/20/25	31,676	30,702
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.875%	8/20/26	57,552	54,208
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.750%	5/20/27	34,064	31,112
[3]	AmeriGas Partners LP / AmeriGas Finance Corp.	9.375%	6/1/28	35,790	36,539
[3]	Calpine Corp.	4.500%	2/15/28	14,600	13,412
[3]	Calpine Corp.	5.125%	3/15/28	17,300	15,688
[3]	Calpine Corp.	4.625%	2/1/29	6,270	5,403
[3]	Clearway Energy Operating LLC	4.750%	3/15/28	18,731	17,364
[3]	Clearway Energy Operating LLC	3.750%	2/15/31	87,235	72,278
[3]	Clearway Energy Operating LLC	3.750%	1/15/32	16,020	13,112
	FirstEnergy Corp.	4.150%	7/15/27	17,185	16,265
[3]	NextEra Energy Operating Partners LP	4.250%	7/15/24	33,229	32,607
[3]	NextEra Energy Operating Partners LP	4.250%	9/15/24	3,532	3,374
[3]	NextEra Energy Operating Partners LP	3.875%	10/15/26	104,720	97,546
[3]	NextEra Energy Operating Partners LP	4.500%	9/15/27	19,651	18,386
[3]	Suburban Propane Partners LP / Suburban Energy Finance Corp.	5.000%	6/1/31	12,970	11,145
	TransAlta Corp.	7.750%	11/15/29	2,750	2,848
[3]	Vistra Operations Co. LLC	5.625%	2/15/27	5,725	5,536
[3]	Vistra Operations Co. LLC	4.375%	5/1/29	23,069	20,366
					497,891
Total Corporate Bonds (Cost $21,611,517)					20,235,650
Floating Rate Loan Interests (3.1%)
[5]	Alterra Mountain Co. Term Loan B, TSFR1M + 3.750%	9.169%	5/31/30	2,860	2,853
[5,6]	American Airlines Inc. Term Loan, TSFR3M + 4.750%	10.338%	4/20/28	31,491	32,580
[10]	Arsenal AIC PARENT LLC	—%	10/1/30	8,630	8,608
[5]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	9.669%	8/19/28	6,793	6,511
[5]	Asurion LLC Term Loan B-7, SOFR30A + 3.000%	8.538%	11/3/24	19,633	19,600
[5]	Athenahealth Inc. Term Loan B, TSFR1M + 3.500%	8.805%	2/15/29	28,039	27,182
[5]	Axalta Coating Systems US Holdings Inc. Term Loan B-4, TSFR3M + 3.000%	8.242%	12/20/29	13,432	13,454
[5]	Belron Finance US LLC Term Loan, TSFR3M + 2.750%	8.160%	4/18/29	5,255	5,252
18

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Bombardier Recreational Products Inc. Term Loan B, TSFR1M + 3.500%	8.819%	12/13/29	14,352	14,359
[5]	Brown Group Holding LLC Term Loan B, TSFR1M + 2.500%	7.805%	6/7/28	20,673	20,483
[5]	Chemours Co. Term Loan B, TSFR1M + 1.750%	7.169%	4/3/25	1,889	1,882
[5]	Clarios Global LP Term Loan, TSFR1M + 3.750%	9.069%	5/6/30	29,422	29,392
[5]	Cloud Software Group Inc. Term Loan B, TSFR3M + 4.500%	9.842%	3/30/29	33,205	31,778
[5]	CommScope Inc. Term Loan B, TSFR1M + 3.250%	8.555%	4/6/26	21,125	19,616
[5]	DirecTV Financing LLC Term Loan, TSFR1M + 5.000%	10.433%	8/2/27	27,013	26,828
	Dun & Bradstreet Corp. Term Loan B, TSFR1M + 3.000%	8.416%	2/6/26	53,264	53,264
[5]	First Student Bidco Inc. Term Loan B, TSFR3M + 3.000%	8.501%	7/21/28	17,414	16,940
[5]	First Student Bidco Inc. Term Loan C, TSFR3M + 3.000%	8.501%	7/21/28	6,514	6,337
[5]	Fortrea Holdings Inc. Term Loan B TSFR3M + 3.750%	8.992%	7/1/30	2,258	2,259
[5,6]	HUB International Ltd. Term Loan B, TSFR1M + 4.250%	9.584%	6/20/30	33,161	33,277
[5]	IRB Holding Corp. Term Loan B, TSFR1M + 3.000%	8.419%	12/15/27	44,729	44,473
[5]	McAfee LLC Term Loan B, TSFR1M + 3.750%	8.963%	3/1/29	36,042	34,789
[5]	Medline Borrower LP Term Loan B, TSFR1M + 3.250%	8.683%	10/23/28	60,784	60,124
[5]	Mileage Plus Holdings LLC Term Loan B, 3M USD LIBOR + 5.250%	10.764%	6/21/27	26,791	27,914
[5]	NorthRiver Midstream Finance LP Term Loan B, TSFR1M + 3.250%	8.780%	10/1/25	22,574	22,522
[5]	Open Text Corp. Term Loan B, TSFR1M +3.500%	8.919%	1/31/30	4,836	4,840
[5]	Peraton Corp. Term Loan B, TSFR1M + 3.750%	9.169%	2/1/28	16,518	16,366
[5,6]	PetSmart LLC Term Loan B, TSFR1M + 3.750%	9.169%	2/11/28	5,000	4,992
[5]	SBA Senior Finance II LLC Term Loan B, TSFR1M + 1.750%	7.170%	4/11/25	28,427	28,392
[5]	SkyMiles IP Ltd. Term Loan B, TSFR3M + 3.750%	9.076%	10/20/27	48,191	50,064
[5]	Spirit AeroSystems Inc. Term Loan, TSFR3M + 4.500%	9.869%	1/15/27	955	956
[5]	SS&C Technologies Inc. Term Loan B-5, TSFR1M + 1.750%	7.183%	4/16/25	21,817	21,800
[5]	Trans Union LLC Term Loan B-6, TSFR1M + 2.250%	7.683%	12/1/28	13,705	13,679
[5]	TransDigm Inc. Term Loan H, TSFR3M + 3.250%	8.492%	2/22/27	920	915
[5]	TransDigm Inc. Term Loan I, TSFR3M + 3.250%	8.492%	8/24/28	5,687	5,690
[5]	Zayo Group Holdings Inc. Term Loan, TSFR1M + 3.000%	8.433%	3/9/27	5,360	4,074
Total Floating Rate Loan Interests (Cost $710,436)					714,045
				Shares
Temporary Cash Investments (5.2%)
Money Market Fund (1.2%)
[11]	Vanguard Market Liquidity Fund	5.274%		2,711,912	271,137
			Maturity Date	Face Amount ($000)
Repurchase Agreements (2.7%)
	Bank of America Securities LLC (Dated 7/31/23, Repurchase Value $158,823,000, collateralized by U.S. Treasury Note/Bond 1.375%–4.500%, 11/30/24–10/31/28, with a value of $161,976,000)	5.300%	8/1/23	158,800	158,800
	Credit Agricole Securities (Dated 7/31/23, Repurchase Value $114,217,000, collateralized by U.S. Treasury Note/Bond 4.125%, 6/15/26, with a value of $116,484,000)	5.280%	8/1/23	114,200	114,200
19

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JP Morgan Securities LLC (Dated 7/31/23, Repurchase Value $14,002,000, collateralized by U.S. Treasury Note/Bond 0.375%–3.500%, 9/15/25–2/15/49, with a value of $14,280,000)	5.290%	8/1/23	14,000	14,000
	JP Morgan Securities LLC (Dated 7/31/23, Repurchase Value $59,709,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.375%, 7/15/27, with a value of $60,894,000)	5.280%	8/1/23	59,700	59,700
	RBC Capital Markets LLC (Dated 7/31/23, Repurchase Value $139,020,000, collateralized by U.S. Treasury Bill 0.000%, 10/19/23–6/13/24, and U.S. Treasury Note/Bond 1.750%, 6/30/24, with a value of $141,780,000)	5.300%	8/1/23	139,000	139,000
	TD Securities (USA) LLC (Dated 7/31/23, Repurchase Value $139,821,000, collateralized by Ginnie Mae 3.000%–5.000%, 1/20/51–9/20/52, with a value of $142,596,000)	5.300%	8/1/23	139,800	139,800
					625,500
U.S. Government and Agency Obligations (1.3%)
[12]	United States Treasury Bill	0.010%	10/26/23	156,025	154,061
	United States Treasury Bill	0.010%	1/11/24	154,075	150,402
					304,463
Total Temporary Cash Investments (Cost $1,201,236)					1,201,100
Total Investments (99.9%) (Cost $24,526,509)					23,131,708
Other Assets and Liabilities—Net (0.1%)					14,179
Net Assets (100%)					23,145,887
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $61,461,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $5,351,000 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the aggregate value was $15,070,605,000, representing 65.1% of net assets.
4	Face amount denominated in euro.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2023.
7	Face amount denominated in Canadian dollars.
8	Face amount denominated in British pounds.
9	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
10	Represents an unsettled loan as of July 31, 2023. The coupon rate is not known until the settlement date.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12	Securities with a value of $721,000 have been segregated as collateral for open forward currency contracts.
3M—3-month.
DAC—Designated Activity Company.
LIBOR—London Interbank Offered Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
USD—U.S. dollar.

20

High-Yield Corporate Fund
Other Financial Instruments as of Period End
Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Athenahealth Inc.	3,453	3,354	—	(99)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2023	1,829	371,344	(4,122)
5-Year U.S. Treasury Note	September 2023	2,131	227,634	(1,856)
10-Year U.S. Treasury Note	September 2023	355	39,549	(495)
Long U.S. Treasury Bond	September 2023	330	41,064	(833)
Ultra 10-Year U.S. Treasury Note	September 2023	262	30,650	(470)
Ultra Long U.S. Treasury Bond	September 2023	50	6,611	(139)
				(7,915)
Short Futures Contracts
2-Year U.S. Treasury Note	September 2023	(149)	(30,252)	35
10-Year U.S. Treasury Note	September 2023	(2,694)	(300,128)	4,609
Long U.S. Treasury Bond	September 2023	(40)	(4,978)	123
Ultra 10-Year U.S. Treasury Note	September 2023	(73)	(8,540)	118
Ultra Long U.S. Treasury Bond	September 2023	(6)	(793)	15
				4,900
				(3,015)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
UBS AG	8/31/23	USD	81,191	CAD	107,251	—	(178)
Deutsche Bank AG	8/31/23	USD	675,927	EUR	609,659	4,515	—
JPMorgan Chase Bank, N.A.	8/31/23	USD	2,961	EUR	2,685	4	—
Barclays Bank plc	8/31/23	USD	48,733	GBP	37,919	63	—
						4,582	(178)
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.
21

High-Yield Corporate Fund
At July 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $492,000 in connection with open forward currency contracts.
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S40-V1	6/21/28	USD	664,480	5.000	27,726	23,585
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
See accompanying Notes, which are an integral part of the Financial Statements.
22

High-Yield Corporate Fund
Statement of Assets and Liabilities
As of July 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $24,255,370)	22,860,571
Affiliated Issuers (Cost $271,139)	271,137
Total Investments in Securities	23,131,708
Investment in Vanguard	778
Cash	2,328
Foreign Currency, at Value (Cost $7,791)	7,764
Receivables for Investment Securities Sold	24,261
Receivables for Accrued Income	309,773
Receivables for Capital Shares Issued	20,351
Variation Margin Receivable—Futures Contracts	144
Unrealized Appreciation—Forward Currency Contracts	4,582
Total Assets	23,501,689
Liabilities
Payables for Investment Securities Purchased	281,356
Payables to Investment Advisor	1,210
Payables for Capital Shares Redeemed	46,308
Payables for Distributions	24,034
Payables to Vanguard	1,139
Unrealized Depreciation—Floating Rate Loan Commitments	99
Unrealized Depreciation—Forward Currency Contracts	178
Variation Margin Payable—Centrally Cleared Swap Contracts	1,478
Total Liabilities	355,802
Net Assets	23,145,887
23

High-Yield Corporate Fund
Statement of Assets and Liabilities (continued)
At July 31, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	26,362,570
Total Distributable Earnings (Loss)	(3,216,683)
Net Assets	23,145,887

Investor Shares—Net Assets
Applicable to 558,190,328 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,929,655
Net Asset Value Per Share—Investor Shares	$5.25

Admiral Shares—Net Assets
Applicable to 3,851,820,916 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,216,232
Net Asset Value Per Share—Admiral Shares	$5.25

See accompanying Notes, which are an integral part of the Financial Statements.
24

High-Yield Corporate Fund
Statement of Operations

Six Months Ended July 31, 2023
($000)
Investment Income
Income
Interest[1]	670,236
Total Income	670,236
Expenses
Investment Advisory Fees—Note B	3,694
The Vanguard Group—Note C
Management and Administrative—Investor Shares	2,601
Management and Administrative—Admiral Shares	8,082
Marketing and Distribution—Investor Shares	113
Marketing and Distribution—Admiral Shares	644
Custodian Fees	65
Shareholders’ Reports—Investor Shares	45
Shareholders’ Reports—Admiral Shares	106
Trustees’ Fees and Expenses	6
Other Expenses	9
Total Expenses	15,365
Expenses Paid Indirectly	(53)
Net Expenses	15,312
Net Investment Income	654,924
Realized Net Gain (Loss)
Investment Securities Sold[1]	(436,037)
Futures Contracts	(4,581)
Swap Contracts	39,589
Forward Currency Contracts	(4,349)
Foreign Currencies	519
Realized Net Gain (Loss)	(404,859)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	220,383
Floating Rate Loan Commitments	225
Futures Contracts	(1,277)
Swap Contracts	(12,118)
Forward Currency Contracts	1,469
Foreign Currencies	(315)
Change in Unrealized Appreciation (Depreciation)	208,367
Net Increase (Decrease) in Net Assets Resulting from Operations	458,432
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,441,000, ($12,000), and ($12,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
25

High-Yield Corporate Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2023	Year Ended January 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	654,924	1,244,219
Realized Net Gain (Loss)	(404,859)	(787,055)
Change in Unrealized Appreciation (Depreciation)	208,367	(1,539,235)
Net Increase (Decrease) in Net Assets Resulting from Operations	458,432	(1,082,071)
Distributions
Investor Shares	(85,783)	(157,825)
Admiral Shares	(594,328)	(1,120,494)
Total Distributions	(680,111)	(1,278,319)
Capital Share Transactions
Investor Shares	(82,297)	(281,664)
Admiral Shares	(163,561)	(2,367,257)
Net Increase (Decrease) from Capital Share Transactions	(245,858)	(2,648,921)
Total Increase (Decrease)	(467,537)	(5,009,311)
Net Assets
Beginning of Period	23,613,424	28,622,735
End of Period	23,145,887	23,613,424

See accompanying Notes, which are an integral part of the Financial Statements.
26

High-Yield Corporate Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$5.30	$5.77	$5.96	$5.94	$5.67	$5.91
Investment Operations
Net Investment Income[1]	.146	.261	.238	.259	.302	.317
Net Realized and Unrealized Gain (Loss) on Investments	(.044)	(.462)	(.185)	.034	.278	(.230)
Total from Investment Operations	.102	(.201)	.053	.293	.580	.087
Distributions
Dividends from Net Investment Income	(.152)	(.269)	(.243)	(.273)	(.310)	(.327)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.152)	(.269)	(.243)	(.273)	(.310)	(.327)
Net Asset Value, End of Period	$5.25	$5.30	$5.77	$5.96	$5.94	$5.67
Total Return[2]	1.97%	-3.37%	0.84%	5.22%	10.45%	1.61%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,930	$3,041	$3,612	$3,877	$4,102	$3,557
Ratio of Total Expenses to Average Net Assets	0.22%[3]	0.23%[3]	0.23%	0.23%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	5.65%	4.90%	4.00%	4.51%	5.16%	5.55%
Portfolio Turnover Rate	20%	36%	31%	38%	28%	21%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.22% and 0.23%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
27

High-Yield Corporate Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$5.30	$5.77	$5.96	$5.94	$5.67	$5.91
Investment Operations
Net Investment Income[1]	.149	.266	.244	.265	.308	.323
Net Realized and Unrealized Gain (Loss) on Investments	(.045)	(.462)	(.185)	.033	.278	(.230)
Total from Investment Operations	.104	(.196)	.059	.298	.586	.093
Distributions
Dividends from Net Investment Income	(.154)	(.274)	(.249)	(.278)	(.316)	(.333)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.154)	(.274)	(.249)	(.278)	(.316)	(.333)
Net Asset Value, End of Period	$5.25	$5.30	$5.77	$5.96	$5.94	$5.67
Total Return[2]	2.02%	-3.27%	0.94%	5.32%	10.55%	1.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,216	$20,573	$25,011	$24,798	$22,701	$19,285
Ratio of Total Expenses to Average Net Assets	0.12%[3]	0.13%[3]	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	5.75%	5.00%	4.10%	4.60%	5.26%	5.65%
Portfolio Turnover Rate	20%	36%	31%	38%	28%	21%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12% and 0.13%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
28

High-Yield Corporate Fund
Notes to Financial Statements
Vanguard High-Yield Corporate Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master
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High-Yield Corporate Fund
repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities.Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilitiesas an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2023, the fund’s average investments in long and short futures contracts represented 2% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is
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High-Yield Corporate Fund
compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended July 31, 2023, the fund’s average investment in forward currency contracts represented 4% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of
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High-Yield Corporate Fund
prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended July 31, 2023, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
9. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged
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High-Yield Corporate Fund
administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company llp provides investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor.
Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $1,265,000 for the six months ended July 31, 2023.
For the six months ended July 31, 2023, the aggregate investment advisory fee paid to all advisors represented an effective annual rate of 0.03% of the fund’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
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High-Yield Corporate Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2023, the fund had contributed to Vanguard capital in the amount of $778,000, representing less than 0.01% of the fund’s net assets and 0.31% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $53,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments, other financial instruments, and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments, other financial instruments, and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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High-Yield Corporate Fund
The following table summarizes the market value of the fund’s investments, other financial instruments, and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	980,913	—	980,913
Corporate Bonds	—	20,235,650	—	20,235,650
Floating Rate Loan Interests	—	714,045	—	714,045
Temporary Cash Investments	271,137	929,963	—	1,201,100
Total	271,137	22,860,571	—	23,131,708
Other Financial Instruments
Liabilities
Floating Rate Loan Commitments	—	99	—	99
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,900	—	—	4,900
Forward Currency Contracts	—	4,582	—	4,582
Swap Contracts	23,585[1]	—	—	23,585
Total	28,485	4,582	—	33,067
Liabilities
Futures Contracts[1]	7,915	—	—	7,915
Forward Currency Contracts	—	178	—	178
Total	7,915	178	—	8,093
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	At July 31, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	4,900	—	—	4,900
Unrealized Appreciation—Centrally Cleared Swap Contracts	—	—	23,585	23,585
Unrealized Appreciation—Forward Currency Contracts	—	4,582	—	4,582
Total Assets	4,900	4,582	23,585	33,067

Unrealized Depreciation—Futures Contracts[1]	7,915	—	—	7,915
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High-Yield Corporate Fund
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Depreciation—Forward Currency Contracts	—	178	—	178
Total Liabilities	7,915	178	—	8,093
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2023, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(4,581)	—	—	(4,581)
Swap Contracts	—	—	39,589	39,589
Forward Currency Contracts	—	(4,349)	—	(4,349)
Realized Net Gain (Loss) on Derivatives	(4,581)	(4,349)	39,589	30,659
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(1,277)	—	—	(1,277)
Swap Contracts	—	—	(12,118)	(12,118)
Forward Currency Contracts	—	1,469	—	1,469
Change in Unrealized Appreciation (Depreciation) on Derivatives	(1,277)	1,469	(12,118)	(11,926)
G.	As of July 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	24,485,630
Gross Unrealized Appreciation	211,099
Gross Unrealized Depreciation	(1,540,146)
Net Unrealized Appreciation (Depreciation)	(1,329,047)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2023, the fund had available capital losses totaling $1,464,166,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
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High-Yield Corporate Fund
H.	During the six months ended July 31, 2023, the fund purchased $3,114,558,000 of investment securities and sold $3,196,435,000 of investment securities, other than U.S. government securities andtemporary cash investments.Purchases and sales of U.S. government securities were $1,307,115,000 and $1,695,066,000, respectively.
I.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	212,413	40,709	497,489	93,790
Issued in Lieu of Cash Distributions	72,658	13,915	133,453	25,232
Redeemed	(367,368)	(70,430)	(912,606)	(171,056)
Net Increase (Decrease)—Investor Shares	(82,297)	(15,806)	(281,664)	(52,034)
Admiral Shares
Issued	1,527,660	292,759	4,440,999	830,126
Issued in Lieu of Cash Distributions	462,420	88,559	868,371	164,160
Redeemed	(2,153,641)	(413,210)	(7,676,627)	(1,445,674)
Net Increase (Decrease)—Admiral Shares	(163,561)	(31,892)	(2,367,257)	(451,388)
J.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.	Management has determined that no other events or transactions occurred subsequent to July 31, 2023, that would require recognition or disclosure in these financial statements.
37

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard High-Yield Corporate Fund has renewed the fund’s investment advisory arrangements with Wellington Management Company llp (Wellington Management) and The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:
Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. The portfolio manager has the support of an experienced team of fixed income research analysts who conduct detailed credit analysis. The advisor focuses on higher-quality high-yield bonds, as it expects these higher-quality issues to offer a more favorable risk/reward tradeoff over the long term. The team’s credit analysis seeks to identify companies whose fundamentals are stable or improving and whose securities offer an attractive yield. The firm has managed the fund since its inception in 1978.
Vanguard. Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability and depth. Vanguard has managed a portion of the fund since 2022.
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The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of the fund and each advisor, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense rate was also below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of the breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets managed by Wellington Management increase.
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets managed by Vanguard increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
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Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Fixed Income Securities Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard High-Yield Corporate Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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Q292 092023

Semiannual Report  |  July 31, 2023
Vanguard GNMA Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended July 31, 2023
	Beginning Account Value 1/31/2023	Ending Account Value 7/31/2023	Expenses Paid During Period
Based on Actual Fund Return
GNMA Fund
Investor Shares	$1,000.00	$988.20	$1.04
Admiral™ Shares	1,000.00	988.70	0.54
Based on Hypothetical 5% Yearly Return
GNMA Fund
Investor Shares	$1,000.00	$1,023.75	$1.05
Admiral Shares	1,000.00	1,024.25	0.55
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.21% for Investor Shares and 0.11% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

GNMA Fund
Distribution by Stated Maturity
As of July 31, 2023
0 - 5 Years	0.6%
5 - 10 Years	1.7
10 - 15 Years	2.0
15 - 20 Years	12.3
20 - 25 Years	22.8
Over 25 Years	60.6
The table reflects the fund's investments, except for short-term investments and derivatives.
3

GNMA Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (98.1%)
Conventional Mortgage-Backed Securities (91.1%)
[1,2]	Fannie Mae Pool	2.120%	5/1/31	20,825	17,423
[1,2]	Fannie Mae Pool	2.250%	4/1/33	27,145	22,265
[1,2]	Fannie Mae Pool	2.690%	3/1/37	7,984	6,552
[1,2]	Fannie Mae Pool	2.950%	6/1/31	1,922	1,716
[1,2]	Fannie Mae Pool	2.960%	6/1/31	2,298	2,061
[1,2]	Fannie Mae Pool	3.010%	8/1/34	2,045	1,761
[1,2]	Fannie Mae Pool	3.050%	7/1/31	1,970	1,770
[1,2]	Fannie Mae Pool	3.240%	3/1/28	5,852	5,489
[1,2]	Fannie Mae Pool	3.260%	12/1/37	4,175	3,536
[1,2]	Fannie Mae Pool	3.410%	5/1/32	4,100	3,737
[1,2]	Fannie Mae Pool	3.420%	4/1/31	1,331	1,228
[1,2]	Fannie Mae Pool	3.460%	9/1/29	6,191	5,799
[1,2]	Fannie Mae Pool	3.520%	11/1/32	21,125	19,355
[1,2]	Fannie Mae Pool	4.125%	6/1/28	28,792	27,994
[1,2]	Fannie Mae Pool	4.370%	5/1/28	18,127	17,827
[1,2,3,4]	Fannie Mae Pool	4.500%	8/1/33	15,961	15,951
[1,2]	Fannie Mae Pool	4.510%	5/1/33	23,076	22,859
[1,2]	Fannie Mae Pool	4.625%	6/1/28	16,874	16,782
[1,2]	Freddie Mac Gold Pool	3.000%	6/1/43–1/1/47	10,329	9,198
[1,2]	Freddie Mac Gold Pool	3.500%	11/1/47–8/1/48	1,515	1,394
[1,2]	Freddie Mac Gold Pool	4.000%	9/1/30–4/1/44	1,819	1,746
[1,2]	Freddie Mac Gold Pool	4.500%	4/1/34–11/1/45	20,302	19,865
[1,2]	Freddie Mac Gold Pool	5.000%	1/1/38–4/1/44	7,175	7,271
[1]	Ginnie Mae I Pool	2.500%	11/15/42–12/15/46	47,748	41,820
[1]	Ginnie Mae I Pool	3.000%	1/15/26–3/15/46	388,149	347,363
[1]	Ginnie Mae I Pool	3.250%	8/15/42	8,747	8,013
[1]	Ginnie Mae I Pool	3.500%	7/15/39–6/15/48	313,616	290,428
[1]	Ginnie Mae I Pool	3.750%	7/15/42	1,022	963
[1]	Ginnie Mae I Pool	3.875%	10/15/40–6/15/42	14,560	13,832
[1]	Ginnie Mae I Pool	4.000%	8/15/24–7/15/46	427,674	403,042
[1]	Ginnie Mae I Pool	4.500%	4/15/33–4/15/44	219,320	215,025
[1]	Ginnie Mae I Pool	5.000%	1/15/30–7/15/52	216,737	215,890
[1]	Ginnie Mae I Pool	5.500%	1/15/24–9/15/45	159,717	162,439
[1]	Ginnie Mae I Pool	6.000%	2/15/24–3/15/40	65,365	66,253
[1]	Ginnie Mae I Pool	6.500%	10/15/23–7/15/40	56,988	57,667
[1]	Ginnie Mae I Pool	7.000%	11/15/31–11/15/36	8,564	8,732
[1]	Ginnie Mae I Pool	7.250%	1/15/27	5	5
[1]	Ginnie Mae I Pool	7.500%	10/15/31	4,631	4,757
[1]	Ginnie Mae I Pool	8.000%	8/15/31	1,569	1,640
4

GNMA Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Ginnie Mae I Pool	8.500%	11/15/26–6/15/28	7	8
[1]	Ginnie Mae II Pool	1.500%	4/20/44–4/20/52	140,595	112,105
[1,4,5]	Ginnie Mae II Pool	2.000%	10/20/43–8/15/53	3,035,212	2,542,277
[1,4,5]	Ginnie Mae II Pool	2.500%	11/20/42–8/15/53	3,552,169	3,067,581
[1,4,5]	Ginnie Mae II Pool	3.000%	4/20/31–8/15/53	2,940,019	2,640,119
[1,4,5,6]	Ginnie Mae II Pool	3.500%	10/20/40–8/15/53	1,912,506	1,785,182
[1,4]	Ginnie Mae II Pool	4.000%	4/20/39–8/15/53	456,439	445,277
[1,4]	Ginnie Mae II Pool	4.500%	12/20/32–8/15/53	608,948	592,118
[1,4]	Ginnie Mae II Pool	5.000%	10/20/32–8/15/53	997,089	978,692
[1,4]	Ginnie Mae II Pool	5.500%	1/20/34–8/15/53	103,424	103,141
[1]	Ginnie Mae II Pool	6.000%	4/20/28–10/20/38	1,226	1,254
[1]	Ginnie Mae II Pool	6.500%	5/20/37–3/20/41	454	479
[1]	Ginnie Mae II Pool	7.500%	8/20/25	15	15
[1,2,4]	UMBS Pool	2.000%	11/1/46–8/25/53	4,853	3,933
[1,2,4]	UMBS Pool	2.500%	7/1/27–8/25/53	3,665	4,225
[1,2]	UMBS Pool	3.000%	12/1/25–6/1/49	19,123	18,251
[1,2,4]	UMBS Pool	3.500%	9/1/46–8/25/53	3,996	4,062
[1,2]	UMBS Pool	4.000%	5/1/46–6/1/46	1,974	1,877
[1,2,4]	UMBS Pool	4.500%	12/1/40–8/25/53	3,213	3,099
[1,2]	UMBS Pool	5.000%	9/1/35	3,986	3,949
[1,2,4]	UMBS Pool	5.500%	6/1/53–8/25/53	163,689	162,711
[1,2]	UMBS Pool	6.000%	12/1/52	47,695	48,539
[1,2]	UMBS Pool	6.500%	2/1/29–5/1/40	864	895
					14,591,237
Nonconventional Mortgage-Backed Securities (7.0%)
[1,2,7]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	4.347%	8/1/43	1,862	1,860
[1,2,7]	Fannie Mae Pool, 12M USD LIBOR + 1.580%	3.971%	9/1/44	2,803	2,804
[1,2]	Fannie Mae REMICS	1.500%	11/25/50–1/25/51	27,418	13,712
[1,2]	Fannie Mae REMICS	2.000%	9/25/42	3,469	3,098
[1,2]	Fannie Mae REMICS	2.500%	10/25/42	2,831	2,588
[1,2]	Fannie Mae REMICS	3.000%	4/25/40–7/25/49	64,981	57,196
[1,2]	Fannie Mae REMICS	3.500%	7/25/44–4/25/59	69,067	60,196
[1,2]	Fannie Mae REMICS	6.000%	10/25/28–9/25/32	1,319	1,320
[1,2]	Freddie Mac Non Gold Pool	2.949%	10/1/44	1,829	1,756
[1,2,7]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.600%	3.850%	10/1/44	4,527	4,588
[1,2,7]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.615%	4.148%	9/1/44	2,256	2,286
[1,2,7]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.620%	3.870%	9/1/43	2,093	2,142
[1,2,7]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.620%	3.893%	10/1/44	2,534	2,565
[1,2,7]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.620%	4.016%	7/1/44	1,225	1,244
[1,2,7]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.630%	4.065%	4/1/44	2,415	2,415
[1,2,7]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.638%	4.591%	8/1/43	2,492	2,445
[1,2]	Freddie Mac REMICS	2.000%	4/15/42	3,761	3,363
[1,2]	Freddie Mac REMICS	2.500%	3/25/52	5,369	3,626
[1,2]	Freddie Mac REMICS	3.000%	8/15/42–3/15/43	77,163	69,205
[1,2]	Freddie Mac REMICS	3.500%	8/15/45–1/25/46	19,029	17,320
[1,2]	Freddie Mac REMICS	4.000%	6/15/54	3,885	3,156
[1,2]	Freddie Mac REMICS	6.000%	4/15/28–11/15/32	3,724	3,741
[1]	Ginnie Mae REMICS	1.000%	8/20/50–6/20/51	32,355	24,822
[1]	Ginnie Mae REMICS	1.500%	4/16/50–9/20/50	67,317	53,299
5

GNMA Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Ginnie Mae REMICS	1.650%	11/20/45	32,135	28,480
[1]	Ginnie Mae REMICS	1.750%	7/20/44	16,048	13,255
[1]	Ginnie Mae REMICS	2.000%	7/20/42–1/20/52	75,030	64,230
[1]	Ginnie Mae REMICS	2.250%	3/16/45	6,469	5,775
[1]	Ginnie Mae REMICS	2.375%	4/20/44	5,283	4,748
[1]	Ginnie Mae REMICS	2.500%	12/16/39–2/20/52	172,903	145,592
[1]	Ginnie Mae REMICS	2.650%	11/17/48	2,662	2,548
[1]	Ginnie Mae REMICS	3.000%	6/20/39–3/20/52	391,046	340,291
[1]	Ginnie Mae REMICS	3.250%	8/20/44–2/20/49	12,772	10,748
[1]	Ginnie Mae REMICS	3.500%	7/20/43–1/20/52	83,093	75,335
[1]	Ginnie Mae REMICS	3.675%	10/20/48	11,443	10,306
[1]	Ginnie Mae REMICS	3.750%	12/16/39	2,272	1,965
[1]	Ginnie Mae REMICS	4.000%	9/20/44–12/20/48	54,998	51,448
[1]	Ginnie Mae REMICS	4.500%	6/20/39–4/16/41	19,066	18,442
[1]	Ginnie Mae REMICS	5.000%	6/16/37	5,126	5,026
[1]	Ginnie Mae REMICS	5.500%	8/16/36	4,536	4,567
[1,7]	Ginnie Mae REMICS, TSFR1M + 0.314%	5.569%	2/20/37	1,217	1,198
					1,124,701
Total U.S. Government and Agency Obligations (Cost $17,291,593)					15,715,938
Asset-Backed/Commercial Mortgage-Backed Securities (1.2%)
[1]	Seasoned Credit Risk Transfer Trust Series 2018-3	3.500%	8/25/57	10,113	8,163
[1]	Seasoned Credit Risk Transfer Trust Series 2018-4	3.500%	3/25/58	10,636	8,876
[1]	Seasoned Credit Risk Transfer Trust Series 2019-1	3.500%	7/25/58	14,650	11,824
[1]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	108,564	97,045
[1]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	13,657	12,057
[1]	Seasoned Credit Risk Transfer Trust Series 2020-1	2.500%	8/25/59	68,603	57,710
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $237,986)					195,675
				Shares
Temporary Cash Investments (4.7%)
Money Market Fund (0.7%)
[8]	Vanguard Market Liquidity Fund	5.274%		1,089,407	108,919
			Maturity Date	Face Amount ($000)
Repurchase Agreements (4.0%)
	Bank of America Securities LLC (Dated 7/31/23, Repurchase Value $38,906,000, collateralized by U.S. Treasury Note/Bond 1.750%, 12/31/24, with a value of $39,678,000)	5.300%	8/1/23	38,900	38,900
6

GNMA Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bank of Nova Scotia (Dated 7/31/23, Repurchase Value $34,005,000, collateralized by U.S. Treasury Bill 0.000%, 10/12/23, and U.S. Treasury Note/Bond 0.125%–3.625%, 9/30/23–2/15/44, with a value of $34,685,000)	5.270%	8/1/23	34,000	34,000
Barclays Capital Inc. (Dated 7/31/23, Repurchase Value $75,611,000, collateralized by U.S. Treasury Note/Bond 0.500%–2.875%, 3/31/25–5/15/32, with a value of $77,112,000)	5.300%	8/1/23	75,600	75,600
Citigroup Global Markets Inc. (Dated 7/31/23, Repurchase Value $30,004,000, collateralized by U.S. Treasury Note/Bond 0.250%–4.625%, 2/28/25–10/31/25, with a value of $30,600,000)	5.270%	8/1/23	30,000	30,000
Credit Agricole Securities (USA) Inc. (Dated 7/31/23, Repurchase Value $29,804,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–1.125%, 4/15/27–1/15/33, with a value of $30,396,000)	5.280%	8/1/23	29,800	29,800
HSBC Bank USA (Dated 7/31/23, Repurchase Value $58,809,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–0.500%, 4/15/24–4/15/27, and U.S. Treasury Note/Bond 2.375%–4.000%, 2/29/24–7/31/30, with a value of $59,976,000)	5.270%	8/1/23	58,800	58,800
HSBC Bank USA (Dated 7/31/23, Repurchase Value $75,511,000, collateralized by Fannie Mae 2.500%–5.000%, 2/1/35–11/1/52, with a value of $77,010,000)	5.300%	8/1/23	75,500	75,500
JP Morgan Securities LLC (Dated 7/31/23, Repurchase Value $14,002,000, collateralized by U.S. Treasury Note/Bond 1.125%, 2/29/28, with a value of $14,280,000)	5.290%	8/1/23	14,000	14,000
Natixis SA (Dated 7/31/23, Repurchase Value $81,712,000, collateralized by Treasury Inflation Indexed Note/Bond 0.250%–1.375%, 2/15/44–2/15/50, U.S. Treasury Bill 0.000%, 10/12/23–11/9/23, and U.S. Treasury Note/Bond 0.500%–6.000%, 8/15/25–2/15/53, with a value of $83,334,000)	5.280%	8/1/23	81,700	81,700
Societe Generale (Dated 7/31/23, Repurchase Value $34,005,000, collateralized by U.S. Treasury Bill 0.000%, 11/14/23–6/13/24, with a value of $34,680,000)	5.280%	8/1/23	34,000	34,000
7

GNMA Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
TD Securities (USA) LLC (Dated 7/31/23, Repurchase Value $78,912,000, collateralized by Ginnie Mae 3.000%, 9/20/51, with a value of $80,478,000)	5.300%	8/1/23	78,900	78,900
Wells Fargo & Co. (Dated 7/31/23, Repurchase Value $85,013,000, collateralized by Fannie Mae 5.500%, 6/1/53, with a value of $86,700,000)	5.310%	8/1/23	85,000	85,000
				636,200
Total Temporary Cash Investments (Cost $745,137)				745,119
Total Investments (104.0%) (Cost $18,274,716)				16,656,732
Other Assets and Liabilities—Net (-4.0%)				(638,810)
Net Assets (100%)				16,017,922
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Security value determined using significant unobservable inputs.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2023.
5	Securities with a value of $9,768,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
6	Securities with a value of $14,116,000 have been segregated as initial margin for open futures contracts.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.
8

GNMA Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2023	4,025	817,201	(10,522)
10-Year U.S. Treasury Note	September 2023	889	99,040	(550)
				(11,072)

Short Futures Contracts
5-Year U.S. Treasury Note	September 2023	(2,010)	(214,709)	246
Long U.S. Treasury Bond	September 2023	(1,238)	(154,054)	3,335
Ultra 10-Year U.S. Treasury Note	September 2023	(1,852)	(216,655)	5,139
				8,720
				(2,352)
See accompanying Notes, which are an integral part of the Financial Statements.
9

GNMA Fund
Statement of Assets and Liabilities
As of July 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $18,165,779)	16,547,813
Affiliated Issuers (Cost $108,937)	108,919
Total Investments in Securities	16,656,732
Investment in Vanguard	546
Receivables for Investment Securities Sold	1,053,809
Receivables for Accrued Income	44,146
Receivables for Capital Shares Issued	3,522
Other Assets	615
Total Assets	17,759,370
Liabilities
Due to Custodian	256
Payables for Investment Securities Purchased	1,714,069
Payables for Capital Shares Redeemed	17,638
Payables for Distributions	7,944
Payables to Investment Advisor	429
Payables to Vanguard	927
Variation Margin Payable—Futures Contracts	185
Total Liabilities	1,741,448
Net Assets	16,017,922
10

GNMA Fund
Statement of Assets and Liabilities (continued)
At July 31, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	18,855,597
Total Distributable Earnings (Loss)	(2,837,675)
Net Assets	16,017,922

Investor Shares—Net Assets
Applicable to 551,611,652 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,065,447
Net Asset Value Per Share—Investor Shares	$9.18

Admiral Shares—Net Assets
Applicable to 1,192,687,616 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,952,475
Net Asset Value Per Share—Admiral Shares	$9.18
See accompanying Notes, which are an integral part of the Financial Statements.
11

GNMA Fund
Statement of Operations

Six Months Ended July 31, 2023
($000)
Investment Income
Income
Interest[1]	279,913
Total Income	279,913
Expenses
Investment Advisory Fees—Note B	865
The Vanguard Group—Note C
Management and Administrative—Investor Shares	4,824
Management and Administrative—Admiral Shares	5,121
Marketing and Distribution—Investor Shares	145
Marketing and Distribution—Admiral Shares	283
Custodian Fees	212
Shareholders’ Reports—Investor Shares	62
Shareholders’ Reports—Admiral Shares	54
Trustees’ Fees and Expenses	4
Other Expenses	8
Total Expenses	11,578
Expenses Paid Indirectly	(53)
Net Expenses	11,525
Net Investment Income	268,388
Realized Net Gain (Loss)
Investment Securities Sold[1]	(48,516)
Futures Contracts	9,121
Realized Net Gain (Loss)	(39,395)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(421,083)
Futures Contracts	(1,165)
Change in Unrealized Appreciation (Depreciation)	(422,248)
Net Increase (Decrease) in Net Assets Resulting from Operations	(193,255)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,624,000, $0, and ($11,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
12

GNMA Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2023	Year Ended January 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	268,388	457,158
Realized Net Gain (Loss)	(39,395)	(744,685)
Change in Unrealized Appreciation (Depreciation)	(422,248)	(1,248,827)
Net Increase (Decrease) in Net Assets Resulting from Operations	(193,255)	(1,536,354)
Distributions
Investor Shares	(82,318)	(134,234)
Admiral Shares	(185,934)	(319,199)
Total Distributions	(268,252)	(453,433)
Capital Share Transactions
Investor Shares	(60,762)	(847,109)
Admiral Shares	(414,587)	(2,506,168)
Net Increase (Decrease) from Capital Share Transactions	(475,349)	(3,353,277)
Total Increase (Decrease)	(936,856)	(5,343,064)
Net Assets
Beginning of Period	16,954,778	22,297,842
End of Period	16,017,922	16,954,778
See accompanying Notes, which are an integral part of the Financial Statements.
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GNMA Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.44	$10.41	$10.73	$10.58	$10.31	$10.32
Investment Operations
Net Investment Income[1]	.149	.230	.085	.178	.285	.298
Net Realized and Unrealized Gain (Loss) on Investments	(.260)	(.969)	(.321)	.157	.272	(.011)
Total from Investment Operations	(.111)	(.739)	(.236)	.335	.557	.287
Distributions
Dividends from Net Investment Income	(.149)	(.231)	(.084)	(.176)	(.287)	(.297)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	—	(.009)	—	—
Total Distributions	(.149)	(.231)	(.084)	(.185)	(.287)	(.297)
Net Asset Value, End of Period	$9.18	$9.44	$10.41	$10.73	$10.58	$10.31
Total Return[2]	-1.18%	-7.09%	-2.21%	3.17%	5.46%	2.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,065	$5,270	$6,711	$7,719	$7,365	$6,715
Ratio of Total Expenses to Average Net Assets	0.21%[3]	0.21%[3]	0.21%	0.21%	0.21%	0.21%
Ratio of Net Investment Income to Average Net Assets	3.24%	2.40%	0.80%	1.66%	2.71%	2.93%
Portfolio Turnover Rate[4]	160%	478%	800%	638%	616%	415%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.21%.
4	Includes 88%, 206%, 298%, 182%, 198%, and 200%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
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GNMA Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.44	$10.41	$10.73	$10.58	$10.31	$10.32
Investment Operations
Net Investment Income[1]	.154	.239	.098	.184	.295	.309
Net Realized and Unrealized Gain (Loss) on Investments	(.260)	(.969)	(.323)	.161	.272	(.012)
Total from Investment Operations	(.106)	(.730)	(.225)	.345	.567	.297
Distributions
Dividends from Net Investment Income	(.154)	(.240)	(.095)	(.185)	(.297)	(.307)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	—	(.010)	—	—
Total Distributions	(.154)	(.240)	(.095)	(.195)	(.297)	(.307)
Net Asset Value, End of Period	$9.18	$9.44	$10.41	$10.73	$10.58	$10.31
Total Return[2]	-1.13%	-7.00%	-2.11%	3.28%	5.57%	2.95%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,952	$11,685	$15,587	$19,602	$17,356	$14,706
Ratio of Total Expenses to Average Net Assets	0.11%[3]	0.11%[3]	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	3.34%	2.49%	0.92%	1.72%	2.81%	3.03%
Portfolio Turnover Rate[4]	160%	478%	800%	638%	616%	415%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.
4	Includes 88%, 206%, 298%, 182%, 198%, and 200%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
15

GNMA Fund
Notes to Financial Statements
Vanguard GNMA Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At July 31, 2023, counterparties had deposited in segregated accounts securities with a value of $2,763,000 and cash of $1,211,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be
16

GNMA Fund
repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2023, the fund’s average investments in long and short futures contracts represented 6% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
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GNMA Fund
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. The portion of distributions that exceed a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
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GNMA Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended July 31, 2023, the investment advisory fee represented an effective annual basic rate of 0.01% of the fund’s average net assets.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2023, the fund had contributed to Vanguard capital in the amount of $546,000, representing less than 0.01% of the fund’s net assets and 0.22% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $53,000 (an annual rate of less than 0.01% of average net assets).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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GNMA Fund
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	15,699,987	15,951	15,715,938
Asset-Backed/Commercial Mortgage-Backed Securities	—	195,675	—	195,675
Temporary Cash Investments	108,919	636,200	—	745,119
Total	108,919	16,531,862	15,951	16,656,732

Derivative Financial Instruments
Assets
Futures Contracts[1]	8,720	—	—	8,720
Liabilities
Futures Contracts[1]	11,072	—	—	11,072
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.  As of July 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	18,275,789
Gross Unrealized Appreciation	33,515
Gross Unrealized Depreciation	(1,654,924)
Net Unrealized Appreciation (Depreciation)	(1,621,409)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2023, the fund had available capital losses totaling $1,186,693,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.  During the six months ended July 31, 2023, the fund purchased $25,939,922,000 of investment securities and sold $26,335,758,000 of investment securities, other than temporary cash investments.
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GNMA Fund
H.  Capital share transactions for each class of shares were:
	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	128,117	13,785	286,688	29,390
Issued in Lieu of Cash Distributions	78,391	8,459	127,545	13,438
Redeemed	(267,270)	(28,759)	(1,261,342)	(129,326)
Net Increase (Decrease)—Investor Shares	(60,762)	(6,515)	(847,109)	(86,498)
Admiral Shares
Issued	616,542	66,417	1,210,417	126,390
Issued in Lieu of Cash Distributions	143,186	15,451	247,028	26,013
Redeemed	(1,174,315)	(126,811)	(3,963,613)	(411,886)
Net Increase (Decrease)—Admiral Shares	(414,587)	(44,943)	(2,506,168)	(259,483)
I.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Management has determined that no events or transactions occurred subsequent to July 31, 2023, that would require recognition or disclosure in these financial statements.
21

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard GNMA Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The portfolio managers are backed by a team of experienced analysts who help inform their strategic perspective and conduct statistical and cash-flow analysis. The team leverages its deep knowledge of the mortgage industry to analyze the relative value of various GNMA bonds and seeks to construct a portfolio with lower prepayment and extension risk than the benchmark, but with similar interest rate risk. Wellington Management has advised the GNMA Fund since its inception in 1980.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.
22

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of the breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
23

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Fixed Income Securities Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard GNMA Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q362 092023

Semiannual Report  |  July 31, 2023
Vanguard Real Estate Index Funds
Vanguard Real Estate Index Fund
Vanguard Real Estate II Index Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Real Estate Index Fund, in addition to its own expenses, bears its proportionate share of the costs for the Subsidiary. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. For the Real Estate Index Fund, the costs were calculated using the expense ratio and the acquired fund fees and expenses.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
1

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended July 31, 2023
	Beginning Account Value 1/31/2023	Ending Account Value 7/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Real Estate Index Fund
Investor Shares	$1,000.00	$955.80	$1.31
ETF Shares	1,000.00	956.00	0.63
Admiral™ Shares	1,000.00	956.40	0.63
Institutional Shares	1,000.00	956.60	0.53
Real Estate II Index Fund	$1,000.00	$956.90	$0.39
Based on Hypothetical 5% Yearly Return
Real Estate Index Fund
Investor Shares	$1,000.00	$1,023.46	$1.35
ETF Shares	1,000.00	1,024.15	0.65
Admiral Shares	1,000.00	1,024.15	0.65
Institutional Shares	1,000.00	1,024.25	0.55
Real Estate II Index Fund	$1,000.00	$1,024.40	$0.40
The calculations for the Real Estate Index Fund are based on expenses incurred combined with acquired fund fees and expenses for the most recent six-month period. The fund’s combined, annualized six-month expense figures for that period are: 0.27% for Investor Shares, 0.13% for ETF Shares, 0.13% for Admiral Shares, and 0.11% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense figure multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
The calculations for the Real Estate II Index Fund are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.08%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Real Estate Index Fund
Fund Allocation
As of July 31, 2023
Data Center REITs	8.3%
Diversified Real Estate Activities	0.2
Diversified REITs	2.1
Health Care REITs	8.1
Hotel & Resort REITs	2.7
Industrial REITs	12.7
Multi-Family Residential REITs	9.2
Office REITs	4.7
Other Specialized REITs	5.9
Real Estate Development	0.3
Real Estate Operating Companies	0.3
Real Estate Services	6.9
Retail REITs	12.6
Self-Storage REITs	6.6
Single-Family Residential REITs	4.7
Telecom Tower REITs	12.1
Timber REITs	2.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Real Estate Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (92.6%)
Data Center REITs (7.2%)
	Equinix Inc.	3,942,576	3,193,171
	Digital Realty Trust Inc.	11,656,281	1,452,606
			4,645,777
Diversified REITs (1.8%)
	WP Carey Inc.	9,017,490	608,951
	Essential Properties Realty Trust Inc.	6,274,690	154,044
	Broadstone Net Lease Inc.	7,891,758	128,636
	Alexander & Baldwin Inc.	3,060,193	58,756
	Empire State Realty Trust Inc. Class A	5,746,815	51,434
	American Assets Trust Inc.	2,174,837	48,933
[1]	Global Net Lease Inc.	4,375,006	46,769
	Armada Hoffler Properties Inc.	2,854,748	35,456
	Gladstone Commercial Corp.	1,705,890	22,688
	NexPoint Diversified Real Estate Trust	1,331,846	15,569
	One Liberty Properties Inc.	716,078	14,629
			1,185,865
Health Care REITs (7.0%)
	Welltower Inc.	20,173,802	1,657,278
	Ventas Inc.	16,867,251	818,399
	Healthpeak Properties Inc.	23,061,148	503,425
	Omega Healthcare Investors Inc.	9,875,701	315,035
[1]	Healthcare Realty Trust Inc. Class A	16,052,884	313,513
[1]	Medical Properties Trust Inc.	25,226,304	254,533
	Physicians Realty Trust	10,058,406	148,261
	Shares	Market Value• ($000)
Sabra Health Care REIT Inc.	9,743,190	126,564
National Health Investors Inc.	1,828,463	100,401
CareTrust REIT Inc.	4,196,942	87,254
LTC Properties Inc.	1,744,302	58,539
Community Healthcare Trust Inc.	1,043,689	36,780
Universal Health Realty Income Trust	553,369	26,412
Global Medical REIT Inc.	2,629,583	26,033
Diversified Healthcare Trust	10,120,172	21,151
		4,493,578
Hotel & Resort REITs (2.4%)
Host Hotels & Resorts Inc.	30,078,602	553,446
Ryman Hospitality Properties Inc.	2,212,844	210,862
Apple Hospitality REIT Inc.	9,185,969	142,382
Park Hotels & Resorts Inc.	9,352,889	127,480
Sunstone Hotel Investors Inc.	8,342,160	85,007
Pebblebrook Hotel Trust	5,269,087	81,407
DiamondRock Hospitality Co.	8,895,336	75,610
RLJ Lodging Trust	6,816,044	70,205
Xenia Hotels & Resorts Inc.	4,686,682	59,521
Service Properties Trust	6,974,746	59,216
Summit Hotel Properties Inc.	4,514,474	29,073
Chatham Lodging Trust	2,061,410	19,790
		1,513,999
Industrial REITs (11.0%)
Prologis Inc.	38,932,811	4,856,868
Rexford Industrial Realty Inc.	8,464,510	466,310
Americold Realty Trust Inc.	11,387,047	369,168
EastGroup Properties Inc.	1,865,210	330,478
4

Real Estate Index Fund
		Shares	Market Value• ($000)
	First Industrial Realty Trust Inc.	5,574,611	288,207
	STAG Industrial Inc.	7,563,346	274,550
	Terreno Realty Corp.	3,490,187	207,108
	LXP Industrial Trust	12,332,576	124,189
	Innovative Industrial Properties Inc.	1,180,592	93,538
	Plymouth Industrial REIT Inc.	1,631,043	37,139
	Industrial Logistics Properties Trust	2,753,579	11,675
			7,059,230
Multi-Family Residential REITs (8.0%)
	AvalonBay Communities Inc.	5,902,869	1,113,576
	Equity Residential	14,576,104	961,148
	Mid-America Apartment Communities Inc.	4,916,146	735,751
	Essex Property Trust Inc.	2,717,872	661,938
	UDR Inc.	13,183,660	538,948
	Camden Property Trust	4,498,636	490,756
	Apartment Income REIT Corp. Class A	6,287,346	217,165
	Independence Realty Trust Inc.	9,460,758	161,211
	Elme Communities	3,697,367	60,082
*	Veris Residential Inc.	3,073,847	57,420
	Apartment Investment & Management Co. Class A	5,685,970	47,364
	NexPoint Residential Trust Inc.	972,958	40,436
	Centerspace	633,038	39,331
			5,125,126
Office REITs (4.1%)
	Alexandria Real Estate Equities Inc.	6,929,166	870,857
	Boston Properties Inc.	6,280,981	418,502
	Kilroy Realty Corp.	4,689,655	167,421
	Cousins Properties Inc.	6,393,921	156,203
	Vornado Realty Trust	6,874,326	154,535
	Corporate Office Properties Trust	4,742,660	123,309
	Highwoods Properties Inc.	4,448,091	112,403
	Douglas Emmett Inc.	7,407,684	108,893
[1]	SL Green Realty Corp.	2,714,642	102,369
	Equity Commonwealth	4,692,954	91,935
	JBG SMITH Properties	4,567,909	76,421
	Easterly Government Properties Inc. Class A	3,877,384	57,230
	Piedmont Office Realty Trust Inc. Class A	5,209,491	38,759
	Brandywine Realty Trust	7,233,191	36,528
		Shares	Market Value• ($000)
	Paramount Group Inc.	6,862,147	35,958
	Hudson Pacific Properties Inc.	5,355,707	31,438
	Office Properties Income Trust	2,049,098	15,778
	Orion Office REIT Inc.	2,264,876	14,722
	City Office REIT Inc.	1,679,263	9,185
	Franklin Street Properties Corp.	3,909,501	6,568
*,2	New York REIT Liquidating LLC	1,208	9
			2,629,023
Other (12.6%)[3]
[4,5]	Vanguard Real Estate II Index Fund	395,983,094	8,105,774
Other Specialized REITs (5.1%)
	VICI Properties Inc. Class A	36,936,653	1,162,766
	Iron Mountain Inc.	12,293,438	754,817
	Gaming & Leisure Properties Inc.	11,060,685	524,940
	Lamar Advertising Co. Class A	3,686,910	363,898
	EPR Properties	3,174,109	141,692
	Outfront Media Inc.	6,262,717	96,822
	Four Corners Property Trust Inc.	3,631,831	95,517
	Uniti Group Inc.	10,052,886	56,095
	Safehold Inc.	1,615,634	39,955
	Gladstone Land Corp.	1,433,103	23,990
			3,260,492
Retail REITs (10.9%)
	Realty Income Corp.	27,847,385	1,697,855
	Simon Property Group Inc.	13,375,136	1,666,542
	Kimco Realty Corp.	26,134,145	529,478
	Regency Centers Corp.	6,499,869	425,936
	NNN REIT Inc.	7,676,979	327,653
	Federal Realty Investment Trust	3,093,291	314,031
	Brixmor Property Group Inc.	12,671,459	288,149
	Agree Realty Corp.	3,805,982	246,551
	Spirit Realty Capital Inc.	5,958,860	240,321
	Kite Realty Group Trust	9,246,111	211,551
[1]	Phillips Edison & Co. Inc.	4,943,857	174,568
	Macerich Co.	9,060,700	115,524
	SITE Centers Corp.	7,937,438	111,521
[1]	Tanger Factory Outlet Centers Inc.	4,438,122	103,896
	Urban Edge Properties	4,958,062	84,337
	Retail Opportunity Investments Corp.	5,272,156	77,659
	InvenTrust Properties Corp.	2,844,927	69,246
	Acadia Realty Trust	4,012,731	63,040

5

Real Estate Index Fund
		Shares	Market Value• ($000)
	Getty Realty Corp.	1,873,541	60,553
	NETSTREIT Corp.	2,454,233	43,906
	Necessity Retail REIT Inc. Class A	5,635,384	40,011
	RPT Realty	3,648,737	39,662
	Urstadt Biddle Properties Inc. Class A	1,205,129	27,332
	Saul Centers Inc.	555,560	21,417
	Alexander's Inc.	97,127	18,781
	CBL & Associates Properties Inc.	473,776	10,314
	Urstadt Biddle Properties Inc.	16,032	360
*,2	Spirit MTA REIT	2,071,263	—
			7,010,194
Self-Storage REITs (5.7%)
	Public Storage	6,670,305	1,879,358
	Extra Space Storage Inc.	8,902,683	1,242,548
	CubeSmart	9,507,704	412,254
	National Storage Affiliates Trust	3,537,556	119,534
			3,653,694
Single-Family Residential REITs (4.1%)
	Invitation Homes Inc.	25,796,679	915,782
	Sun Communities Inc.	5,245,281	683,460
	Equity LifeStyle Properties Inc.	7,456,722	530,770
	American Homes 4 Rent Class A	12,652,694	474,223
	UMH Properties Inc.	2,401,043	39,977
*	Bluerock Homes Trust Inc.	149	2
			2,644,214
Telecom Tower REITs (10.5%)
	American Tower Corp.	19,648,163	3,739,242
	Crown Castle Inc.	18,283,746	1,979,947
	SBA Communications Corp. Class A	4,566,956	999,935
			6,719,124
Timber REITs (2.2%)
	Weyerhaeuser Co.	30,899,171	1,052,426
	Rayonier Inc.	5,905,320	195,584
	PotlatchDeltic Corp.	3,370,203	180,744
			1,428,754
Total Equity Real Estate Investment Trusts (REITs) (Cost $58,933,754)			59,474,844
Real Estate Management & Development (6.7%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	1,476,299	93,715
	RMR Group Inc. Class A	656,652	15,484
			109,199
		Shares	Market Value• ($000)
Real Estate Development (0.2%)
*	Howard Hughes Corp.	1,475,666	124,591
*	Forestar Group Inc.	840,551	24,779
			149,370
Real Estate Operating Companies (0.3%)
	DigitalBridge Group Inc.	6,816,877	109,206
	Kennedy-Wilson Holdings Inc.	4,071,692	67,183
*,1	Seritage Growth Properties Class A	1,535,324	14,417
*,1	WeWork Inc. Class A	6,038,835	1,307
			192,113
Real Estate Services (6.0%)
*	CoStar Group Inc.	17,149,630	1,440,054
*	CBRE Group Inc. Class A	13,103,483	1,091,651
*	Zillow Group Inc. Class C	6,497,236	351,890
*	Jones Lang LaSalle Inc.	2,007,227	334,304
*	Zillow Group Inc. Class A	2,400,101	127,733
*	Opendoor Technologies Inc.	21,679,831	110,784
[1]	eXp World Holdings Inc.	3,143,060	78,388
*	Cushman & Wakefield plc	6,698,796	65,849
*,1	Redfin Corp.	4,276,913	64,068
*	Compass Inc. Class A	12,060,878	50,535
	Newmark Group Inc. Class A	6,099,416	42,208
	Marcus & Millichap Inc.	1,074,172	39,401
*	Anywhere Real Estate Inc.	4,182,102	35,046
	RE/MAX Holdings Inc. Class A	762,497	15,029
	Douglas Elliman Inc.	3,158,515	6,980
*,1	Offerpad Solutions Inc.	228,257	2,703
*,1	Doma Holdings Inc.	200,189	1,656
			3,858,279
Total Real Estate Management & Development (Cost $5,060,270)			4,308,961

6

Real Estate Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[6,7] Vanguard Market Liquidity Fund, 5.274% (Cost $748,640)	7,488,214	748,672
Total Investments (100.5%) (Cost $64,742,664)		64,532,477
Other Assets and Liabilities—Net (-0.5%)		(300,258)
Net Assets (100%)		64,232,219
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $302,594,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Represents a wholly owned subsidiary of the fund. See accompanying financial statements for Vanguard Real Estate II Index Fund's Schedule of Investments.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $318,355,000 was received for securities on loan.
REIT—Real Estate Investment Trust.
7

Real Estate Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
American Homes 4 Rent Class A	8/31/23	BANA	37,223	(5.272)	1,979	—
Digital Realty Trust Inc.	8/31/23	BANA	42,701	(5.272)	3,857	—
Digital Realty Trust Inc.	1/31/24	GSI	29,553	(5.301)	1,547	—
Equity Residential	8/31/23	BANA	39,582	(5.272)	218	—
Redfin Corp.	1/31/24	GSI	5,796	(5.251)	—	(564)
Simon Property Group Inc.	1/31/24	GSI	48,660	(5.301)	1,089	—
VICI Properties Inc. Class A	8/31/23	BANA	169,722	(5.672)	1,629	—
Welltower Inc.	8/31/23	BANA	60,668	(5.272)	697	—
					11,016	(564)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At July 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $9,080,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Real Estate Index Fund
Statement of Assets and Liabilities
As of July 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $56,454,915)	55,678,031
Affiliated Issuers (Cost $748,640)	748,672
Vanguard Real Estate II Index Fund (Cost $7,539,109)	8,105,774
Total Investments in Securities	64,532,477
Investment in Vanguard	1,834
Cash	7,946
Receivables for Accrued Income	31,640
Receivables for Capital Shares Issued	21,660
Unrealized Appreciation—Over-the-Counter Swap Contracts	11,016
Total Assets	64,606,573
Liabilities
Payables for Investment Securities Purchased	21,487
Collateral for Securities on Loan	318,355
Payables for Capital Shares Redeemed	30,788
Payables to Vanguard	3,160
Unrealized Depreciation—Over-the-Counter Swap Contracts	564
Total Liabilities	374,354
Net Assets	64,232,219
1 Includes $302,594,000 of securities on loan.
9

Real Estate Index Fund
Statement of Assets and Liabilities (continued)
At July 31, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	67,350,617
Total Distributable Earnings (Loss)	(3,118,398)
Net Assets	64,232,219

Investor Shares—Net Assets
Applicable to 3,427,358 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	97,115
Net Asset Value Per Share—Investor Shares	$28.34

ETF Shares—Net Assets
Applicable to 394,822,280 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	33,663,918
Net Asset Value Per Share—ETF Shares	$85.26

Admiral Shares—Net Assets
Applicable to 169,437,432 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,474,793
Net Asset Value Per Share—Admiral Shares	$120.84

Institutional Shares—Net Assets
Applicable to 534,490,081 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,996,393
Net Asset Value Per Share—Institutional Shares	$18.70
See accompanying Notes, which are an integral part of the Financial Statements.
10

Real Estate Index Fund
Statement of Operations

Six Months Ended July 31, 2023
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers	851,077
Dividends—Vanguard Real Estate II Index Fund	161,605
Interest—Affiliated Issuers	8,377
Securities Lending—Net	760
Total Income	1,021,819
Expenses
The Vanguard Group—Note B
Investment Advisory Services	674
Management and Administrative—Investor Shares	120
Management and Administrative—ETF Shares	16,838
Management and Administrative—Admiral Shares	10,574
Management and Administrative—Institutional Shares	4,250
Marketing and Distribution—Investor Shares	4
Marketing and Distribution—ETF Shares	838
Marketing and Distribution—Admiral Shares	552
Marketing and Distribution—Institutional Shares	180
Custodian Fees	44
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	655
Shareholders’ Reports—Admiral Shares	179
Shareholders’ Reports—Institutional Shares	73
Trustees’ Fees and Expenses	17
Other Expenses	30
Total Expenses	35,028
Net Investment Income	986,791
Realized Net Gain (Loss)
Capital Gain Distributions Received—Unaffiliated Issuers	168,393
Capital Gain Distributions Received—Vanguard Real Estate II Index Fund	—
Investment Securities Sold—Unaffiliated Issuers[1]	(94,554)
Investment Securities Sold—Affiliated Issuers	24
Investment Securities Sold—Vanguard Real Estate II Index Fund	—
Futures Contracts	99
Swap Contracts	21,755
Realized Net Gain (Loss)	95,717
11

Real Estate Index Fund
Statement of Operations (continued)
Six Months Ended July 31, 2023
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(3,716,698)
Investment Securities—Affiliated Issuers	(46)
Investment Securities—Vanguard Real Estate II Index Fund	(527,018)
Swap Contracts	(20,545)
Change in Unrealized Appreciation (Depreciation)	(4,264,307)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,181,799)
1	Includes $874,579,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Real Estate Index Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2023	Year Ended January 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	986,791	1,757,360
Realized Net Gain (Loss)	95,717	2,948,495
Change in Unrealized Appreciation (Depreciation)	(4,264,307)	(14,507,077)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,181,799)	(9,801,222)
Distributions
Net Investment Income and/or Realized Capital Gains
Investor Shares	(2,008)	(3,184)
ETF Shares	(663,421)	(893,338)
Admiral Shares	(408,596)	(518,210)
Institutional Shares	(199,226)	(253,055)
Return of Capital
Investor Shares	—	(1,590)
ETF Shares	—	(446,081)
Admiral Shares	—	(258,764)
Institutional Shares	—	(126,361)
Total Distributions	(1,273,251)	(2,500,583)
Capital Share Transactions
Investor Shares	(21,777)	(41,427)
ETF Shares	(767,399)	(3,046,898)
Admiral Shares	(237,649)	34,532
Institutional Shares	41,028	306,763
Net Increase (Decrease) from Capital Share Transactions	(985,797)	(2,747,030)
Total Increase (Decrease)	(5,440,847)	(15,048,835)
Net Assets
Beginning of Period	69,673,066	84,721,901
End of Period	64,232,219	69,673,066
See accompanying Notes, which are an integral part of the Financial Statements.
13

Real Estate Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$30.26	$35.37	$28.23	$31.21	$27.69	$26.40
Investment Operations
Net Investment Income[1]	.397	.684	.602	.586	.719	.787
Net Realized and Unrealized Gain (Loss) on Investments	(1.774)	(4.766)	7.475	(2.498)	3.801	1.639
Total from Investment Operations	(1.377)	(4.082)	8.077	(1.912)	4.520	2.426
Distributions
Dividends from Net Investment Income	(.543)	(.686)	(.620)	(.624)	(.752)	(.851)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	(.342)	(.317)	(.444)	(.248)	(.285)
Total Distributions	(.543)	(1.028)	(.937)	(1.068)	(1.000)	(1.136)
Net Asset Value, End of Period	$28.34	$30.26	$35.37	$28.23	$31.21	$27.69
Total Return[2]	-4.42%	-11.39%	28.73%	-5.88%	16.59%	9.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$97	$127	$196	$188	$243	$1,871
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%[3]	0.26%	0.26%	0.26%	0.25%
Acquired Fund Fees and Expenses[4]	0.01%	—	—	—	—	—
Ratio of Net Investment Income to Average Net Assets	2.78%	2.18%	1.77%	2.18%	2.48%	3.02%
Portfolio Turnover Rate[5]	6%	7%	7%	8%	6%	24%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.25%.
4	For the fiscal year ended January 31, 2023, and for each prior period, the acquired fund fees and expenses were less than 0.01%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Real Estate Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$91.06	$106.44	$84.96	$93.93	$83.36	$79.47
Investment Operations
Net Investment Income[1]	1.299	2.240	1.960	1.889	2.335	2.487
Net Realized and Unrealized Gain (Loss) on Investments	(5.401)	(14.394)	22.486	(7.525)	11.379	4.934
Total from Investment Operations	(4.102)	(12.154)	24.446	(5.636)	13.714	7.421
Distributions
Dividends from Net Investment Income	(1.698)	(2.152)	(1.943)	(1.947)	(2.364)	(2.646)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	(1.074)	(1.023)	(1.387)	(.780)	(.885)
Total Distributions	(1.698)	(3.226)	(2.966)	(3.334)	(3.144)	(3.531)
Net Asset Value, End of Period	$85.26	$91.06	$106.44	$84.96	$93.93	$83.36
Total Return	-4.40%	-11.25%	28.88%	-5.80%	16.70%	9.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33,664	$36,825	$46,673	$32,064	$37,682	$30,857
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%[2]	0.12%	0.12%	0.12%	0.12%
Acquired Fund Fees and Expenses[3]	0.01%	—	—	—	—	—
Ratio of Net Investment Income to Average Net Assets	3.04%	2.38%	1.90%	2.33%	2.60%	3.15%
Portfolio Turnover Rate[4]	6%	7%	7%	8%	6%	24%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
3	For the fiscal year ended January 31, 2023, and for each prior period, the acquired fund fees and expenses were less than 0.01%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Real Estate Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$129.05	$150.85	$120.40	$133.12	$118.14	$112.63
Investment Operations
Net Investment Income[1]	1.866	3.201	2.761	2.677	3.315	3.507
Net Realized and Unrealized Gain (Loss) on Investments	(7.669)	(20.428)	31.890	(10.672)	16.121	7.008
Total from Investment Operations	(5.803)	(17.227)	34.651	(7.995)	19.436	10.515
Distributions
Dividends from Net Investment Income	(2.407)	(3.050)	(2.770)	(2.759)	(3.350)	(3.751)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	(1.523)	(1.431)	(1.966)	(1.106)	(1.254)
Total Distributions	(2.407)	(4.573)	(4.201)	(4.725)	(4.456)	(5.005)
Net Asset Value, End of Period	$120.84	$129.05	$150.85	$120.40	$133.12	$118.14
Total Return[2]	-4.36%	-11.26%	28.91%	-5.74%	16.73%	9.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,475	$22,110	$25,764	$19,702	$23,274	$18,223
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%[3]	0.12%	0.12%	0.12%	0.11%
Acquired Fund Fees and Expenses[4]	0.01%	—	—	—	—	—
Ratio of Net Investment Income to Average Net Assets	3.09%	2.41%	1.90%	2.33%	2.60%	3.16%
Portfolio Turnover Rate[5]	6%	7%	7%	8%	6%	24%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
4	For the fiscal year ended January 31, 2023, and for each prior period, the acquired fund fees and expenses were less than 0.01%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Real Estate Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$19.97	$23.35	$18.64	$20.60	$18.28	$17.43
Investment Operations
Net Investment Income[1]	.294	.500	.432	.421	.518	.543
Net Realized and Unrealized Gain (Loss) on Investments	(1.190)	(3.168)	4.933	(1.646)	2.496	1.085
Total from Investment Operations	(.896)	(2.668)	5.365	(1.225)	3.014	1.628
Distributions
Dividends from Net Investment Income	(.374)	(.475)	(.432)	(.429)	(.522)	(.583)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	(.237)	(.223)	(.306)	(.172)	(.195)
Total Distributions	(.374)	(.712)	(.655)	(.735)	(.694)	(.778)
Net Asset Value, End of Period	$18.70	$19.97	$23.35	$18.64	$20.60	$18.28
Total Return	-4.34%	-11.27%	28.91%	-5.68%	16.77%	9.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,996	$10,610	$12,089	$9,478	$10,027	$8,206
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[2]	0.10%	0.10%	0.10%	0.09%
Acquired Fund Fees and Expenses[3]	0.01%	—	—	—	—	—
Ratio of Net Investment Income to Average Net Assets	3.14%	2.43%	1.92%	2.37%	2.63%	3.18%
Portfolio Turnover Rate[4]	6%	7%	7%	8%	6%	24%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	For the fiscal year ended January 31, 2023, and for each prior period, the acquired fund fees and expenses were less than 0.01%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Real Estate Index Fund
Notes to Financial Statements
Vanguard Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.  ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
As a part of its principal investment strategy, the fund attempts to replicate its benchmark index by investing all, or substantially all, of its assets—either directly or indirectly through a wholly owned subsidiary—in the stocks that make up the index. Vanguard Real Estate II Index Fund (“the Subsidiary”) is the wholly owned subsidiary in which the fund has invested a portion of its assets. Expenses of the Subsidiary are reflected in the Acquired Fund Fees and Expenses in the Financial Highlights. For additional financial information about the Subsidiary, refer to the accompanying financial statements.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in affiliated Vanguard funds are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in
18

Real Estate Index Fund
the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at July 31, 2023.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2023, the fund’s average amounts of investments in total return swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
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Real Estate Index Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. The portion of distributions that exceed a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
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Real Estate Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Distributions received from investment securities are recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the REITs, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported. Income, capital gain, and return of capital distributions received from affiliated Vanguard funds are recorded on ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2023, the fund had contributed to Vanguard capital in the amount of $1,834,000, representing less than 0.01% of the fund’s net assets and 0.73% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
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Real Estate Index Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	63,783,796	—	9	63,783,805
Temporary Cash Investments	748,672	—	—	748,672
Total	64,532,468	—	9	64,532,477

Derivative Financial Instruments
Assets
Swap Contracts	—	11,016	—	11,016
Liabilities
Swap Contracts	—	564	—	564
D.  As of July 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	65,047,486
Gross Unrealized Appreciation	8,039,695
Gross Unrealized Depreciation	(8,544,252)
Net Unrealized Appreciation (Depreciation)	(504,557)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2023, the fund had available capital losses totaling $2,572,771,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
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Real Estate Index Fund
E.  During the six months ended July 31, 2023, the fund purchased $6,038,552,000 of investment securities and sold $7,031,479,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,344,402,000 and $3,478,267,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2023, such purchases were $0 and sales were $36,121,000, resulting in net realized loss of $6,561,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	4,597	165	12,156	378
Issued in Lieu of Cash Distributions	2,008	76	4,774	163
Redeemed	(28,382)	(1,019)	(58,357)	(1,875)
Net Increase (Decrease)—Investor Shares	(21,777)	(778)	(41,427)	(1,334)
ETF Shares
Issued	2,713,573	32,493	6,166,911	65,225
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,480,972)	(42,100)	(9,213,809)	(99,300)
Net Increase (Decrease)—ETF Shares	(767,399)	(9,607)	(3,046,898)	(34,075)
Admiral Shares
Issued	1,090,760	9,213	2,666,411	20,054
Issued in Lieu of Cash Distributions	359,906	3,188	682,639	5,494
Redeemed	(1,688,315)	(14,296)	(3,314,518)	(25,007)
Net Increase (Decrease)—Admiral Shares	(237,649)	(1,895)	34,532	541
Institutional Shares
Issued	842,292	46,430	2,009,244	97,409
Issued in Lieu of Cash Distributions	188,354	10,777	357,630	18,606
Redeemed	(989,618)	(53,934)	(2,060,111)	(102,593)
Net Increase (Decrease)—Institutional Shares	41,028	3,273	306,763	13,422
23

Real Estate Index Fund
G.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Jan. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	399,890	NA2	NA2	24	(46)	8,377	—	748,672
Vanguard Real Estate II Index Fund	8,471,187	161,605	—	—	(527,018)	161,605	—	8,105,774
Total	8,871,077	161,605	—	24	(527,064)	169,982	—	8,854,446
1	Does not include adjustments related to return of capital.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to July 31, 2023, that would require recognition or disclosure in these financial statements.
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Real Estate II Index Fund
Fund Allocation
As of July 31, 2023
Data Center REITs	8.4%
Diversified Real Estate Activities	0.2
Diversified REITs	2.1
Health Care REITs	8.1
Hotel & Resort REITs	2.6
Industrial REITs	12.5
Multi-Family Residential REITs	9.2
Office REITs	4.7
Other Specialized REITs	6.1
Real Estate Development	0.3
Real Estate Operating Companies	0.4
Real Estate Services	6.9
Retail REITs	12.6
Self-Storage REITs	6.5
Single-Family Residential REITs	4.8
Telecom Tower REITs	12.0
Timber REITs	2.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
25

Real Estate II Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (92.1%)
Data Center REITs (8.4%)
	Equinix Inc.	587,443	475,782
	Digital Realty Trust Inc.	1,829,912	228,043
			703,825
Diversified REITs (2.1%)
	WP Carey Inc.	1,343,609	90,734
	Essential Properties Realty Trust Inc.	935,225	22,960
	Broadstone Net Lease Inc.	1,176,757	19,181
	Alexander & Baldwin Inc.	456,328	8,761
	Empire State Realty Trust Inc. Class A	857,807	7,677
	American Assets Trust Inc.	324,583	7,303
	Global Net Lease Inc.	651,051	6,960
	Armada Hoffler Properties Inc.	424,682	5,275
	Gladstone Commercial Corp.	253,297	3,369
	NexPoint Diversified Real Estate Trust	198,130	2,316
	One Liberty Properties Inc.	106,763	2,181
			176,717
Health Care REITs (8.1%)
	Welltower Inc.	3,117,650	256,115
	Ventas Inc.	2,513,126	121,937
	Healthpeak Properties Inc.	3,435,708	75,001
	Omega Healthcare Investors Inc.	1,471,877	46,953
	Healthcare Realty Trust Inc. Class A	2,392,450	46,725
[1]	Medical Properties Trust Inc.	3,759,071	37,929
	Physicians Realty Trust	1,499,083	22,096
	Sabra Health Care REIT Inc.	1,453,255	18,878
	National Health Investors Inc.	272,909	14,985
[1]	CareTrust REIT Inc.	625,117	12,996
	LTC Properties Inc.	260,065	8,728
	Shares	Market Value• ($000)
Community Healthcare Trust Inc.	155,386	5,476
Universal Health Realty Income Trust	82,242	3,925
Global Medical REIT Inc.	390,459	3,866
Diversified Healthcare Trust	1,503,164	3,142
		678,752
Hotel & Resort REITs (2.6%)
Host Hotels & Resorts Inc.	4,482,467	82,477
Ryman Hospitality Properties Inc.	329,655	31,413
Apple Hospitality REIT Inc.	1,369,203	21,223
Park Hotels & Resorts Inc.	994,915	13,561
Sunstone Hotel Investors Inc.	1,242,571	12,662
Pebblebrook Hotel Trust	785,075	12,129
DiamondRock Hospitality Co.	1,325,572	11,267
RLJ Lodging Trust	1,015,725	10,462
Xenia Hotels & Resorts Inc.	698,930	8,877
Service Properties Trust	1,039,842	8,828
Summit Hotel Properties Inc.	670,418	4,318
Chatham Lodging Trust	306,386	2,941
		220,158
Industrial REITs (12.5%)
Prologis Inc.	5,800,982	723,672
Rexford Industrial Realty Inc.	1,261,311	69,486
EastGroup Properties Inc.	277,944	49,246
Americold Realty Trust Inc.	1,446,613	46,899
First Industrial Realty Trust Inc.	830,362	42,930
STAG Industrial Inc.	1,126,656	40,898
Terreno Realty Corp.	519,847	30,848
LXP Industrial Trust	1,839,052	18,519
Innovative Industrial Properties Inc.	175,887	13,936
26

Real Estate II Index Fund
		Shares	Market Value• ($000)
	Plymouth Industrial REIT Inc.	242,877	5,530
	Industrial Logistics Properties Trust	411,150	1,743
			1,043,707
Multi-Family Residential REITs (9.2%)
	AvalonBay Communities Inc.	879,493	165,916
	Equity Residential	2,261,118	149,098
	Mid-America Apartment Communities Inc.	732,419	109,614
	Essex Property Trust Inc.	404,969	98,630
	UDR Inc.	1,964,562	80,311
	Camden Property Trust	670,352	73,129
	Apartment Income REIT Corp. Class A	936,857	32,359
	Independence Realty Trust Inc.	1,409,758	24,022
	Elme Communities	551,223	8,957
*	Veris Residential Inc.	458,588	8,567
	Apartment Investment & Management Co. Class A	848,623	7,069
	NexPoint Residential Trust Inc.	144,817	6,019
	Centerspace	94,248	5,856
			769,547
Office REITs (4.7%)
	Alexandria Real Estate Equities Inc.	1,032,549	129,771
	Boston Properties Inc.	935,876	62,357
	Kilroy Realty Corp.	699,156	24,960
	Cousins Properties Inc.	953,177	23,286
	Vornado Realty Trust	1,025,138	23,045
	Corporate Office Properties Trust	707,404	18,392
	Highwoods Properties Inc.	662,959	16,753
	Douglas Emmett Inc.	1,104,122	16,231
[1]	SL Green Realty Corp.	404,291	15,246
	Equity Commonwealth	698,721	13,688
	JBG SMITH Properties	681,013	11,393
	Easterly Government Properties Inc. Class A	578,240	8,535
	Piedmont Office Realty Trust Inc. Class A	775,476	5,770
	Brandywine Realty Trust	1,077,029	5,439
	Paramount Group Inc.	1,021,740	5,354
	Hudson Pacific Properties Inc.	795,243	4,668
	Office Properties Income Trust	304,573	2,345
	Orion Office REIT Inc.	337,384	2,193
	Shares	Market Value• ($000)
City Office REIT Inc.	250,470	1,370
Franklin Street Properties Corp.	582,646	979
		391,775
Other Specialized REITs (6.1%)
VICI Properties Inc. Class A	6,308,079	198,578
Iron Mountain Inc.	1,831,641	112,463
Gaming & Leisure Properties Inc.	1,648,153	78,221
Lamar Advertising Co. Class A	549,458	54,232
EPR Properties	472,982	21,114
Outfront Media Inc.	932,476	14,416
Four Corners Property Trust Inc.	540,734	14,221
Uniti Group Inc.	1,500,203	8,371
Safehold Inc.	240,552	5,949
Gladstone Land Corp.	212,786	3,562
		511,127
Retail REITs (12.6%)
Simon Property Group Inc.	2,052,497	255,741
Realty Income Corp.	4,149,201	252,977
Kimco Realty Corp.	3,894,384	78,900
Regency Centers Corp.	968,400	63,459
NNN REIT Inc.	1,143,927	48,823
Federal Realty Investment Trust	460,918	46,792
Brixmor Property Group Inc.	1,887,584	42,924
Agree Realty Corp.	566,985	36,729
Spirit Realty Capital Inc.	887,774	35,804
Kite Realty Group Trust	1,377,371	31,514
Phillips Edison & Co. Inc.	736,686	26,012
Macerich Co.	1,350,332	17,217
SITE Centers Corp.	1,182,667	16,617
Tanger Factory Outlet Centers Inc.	661,387	15,483
Urban Edge Properties	738,521	12,562
Retail Opportunity Investments Corp.	785,556	11,571
InvenTrust Properties Corp.	424,000	10,320
Acadia Realty Trust	598,719	9,406
Getty Realty Corp.	279,318	9,028
NETSTREIT Corp.	366,436	6,556
Necessity Retail REIT Inc. Class A	838,870	5,956
RPT Realty	543,222	5,905
Urstadt Biddle Properties Inc. Class A	181,705	4,121
Saul Centers Inc.	82,487	3,180
Alexander's Inc.	14,415	2,787

27

Real Estate II Index Fund
		Shares	Market Value• ($000)
	CBL & Associates Properties Inc.	70,377	1,532
*,2	Spirit MTA REIT	257,871	—
			1,051,916
Self-Storage REITs (6.5%)
	Public Storage	993,870	280,023
	Extra Space Storage Inc.	1,326,495	185,139
	CubeSmart	1,416,567	61,422
	National Storage Affiliates Trust	527,242	17,816
			544,400
Single-Family Residential REITs (4.8%)
	Invitation Homes Inc.	3,843,523	136,445
	Sun Communities Inc.	781,616	101,845
	Equity LifeStyle Properties Inc.	1,111,161	79,092
	American Homes 4 Rent Class A	2,041,988	76,534
	UMH Properties Inc.	357,483	5,952
			399,868
Telecom Tower REITs (12.0%)
	American Tower Corp.	2,927,580	557,148
	Crown Castle Inc.	2,724,272	295,011
	SBA Communications Corp. Class A	680,470	148,989
			1,001,148
Timber REITs (2.5%)
	Weyerhaeuser Co.	4,603,891	156,808
	Rayonier Inc.	879,943	29,144
	PotlatchDeltic Corp.	501,988	26,922
			212,874
Total Equity Real Estate Investment Trusts (REITs) (Cost $6,959,736)			7,705,814
Real Estate Management & Development (7.7%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	219,984	13,964
	RMR Group Inc. Class A	97,862	2,308
			16,272
Real Estate Development (0.3%)
*	Howard Hughes Corp.	220,011	18,576
*	Forestar Group Inc.	124,871	3,681
			22,257
Real Estate Operating Companies (0.3%)
	DigitalBridge Group Inc.	1,015,094	16,262
	Kennedy-Wilson Holdings Inc.	606,881	10,013
*,1	Seritage Growth Properties Class A	228,505	2,146
*,1	WeWork Inc. Class A	906,069	196
			28,617
		Shares	Market Value• ($000)
Real Estate Services (6.9%)
*	CoStar Group Inc.	2,555,313	214,570
*	CBRE Group Inc. Class A	1,952,421	162,656
*	Zillow Group Inc. Class C	964,649	52,245
*	Jones Lang LaSalle Inc.	299,137	49,821
*	Zillow Group Inc. Class A	361,047	19,215
*	Opendoor Technologies Inc.	3,228,388	16,497
[1]	eXp World Holdings Inc.	468,451	11,683
*	Redfin Corp.	689,490	10,329
*	Cushman & Wakefield plc	998,900	9,819
*	Compass Inc. Class A	1,800,307	7,543
	Newmark Group Inc. Class A	908,197	6,285
	Marcus & Millichap Inc.	159,605	5,854
*	Anywhere Real Estate Inc.	622,774	5,219
	RE/MAX Holdings Inc. Class A	113,649	2,240
	Douglas Elliman Inc.	472,368	1,044
*,1	Offerpad Solutions Inc.	34,520	409
*	Doma Holdings Inc.	28,787	238
			575,667
Total Real Estate Management & Development (Cost $709,864)			642,813
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[3,4]	Vanguard Market Liquidity Fund, 5.274% (Cost $71,479)	714,905	71,476
Total Investments (100.7%) (Cost $7,741,079)			8,420,103
Other Assets and Liabilities—Net (-0.7%)			(56,350)
Net Assets (100%)			8,363,753
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $55,810,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $59,444,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

28

Real Estate II Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Americold Realty Trust Inc.	1/31/24	GSI	8,148	(5.251)	—	(58)
Park Hotels & Resorts Inc.	1/31/24	GSI	5,224	(5.251)	218	—
					218	(58)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.
29

Real Estate II Index Fund
Statement of Assets and Liabilities
As of July 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $7,669,600)	8,348,627
Affiliated Issuers (Cost $71,479)	71,476
Total Investments in Securities	8,420,103
Investment in Vanguard	278
Cash	2,092
Receivables for Accrued Income	4,484
Receivables for Capital Shares Issued	93
Unrealized Appreciation—Over-the-Counter Swap Contracts	218
Total Assets	8,427,268
Liabilities
Payables for Investment Securities Purchased	3,712
Collateral for Securities on Loan	59,444
Payables for Capital Shares Redeemed	6
Payables to Vanguard	295
Unrealized Depreciation—Over-the-Counter Swap Contracts	58
Total Liabilities	63,515
Net Assets	8,363,753
1 Includes $55,810,000 of securities on loan.
At July 31, 2023, net assets consisted of:

Paid-in Capital	7,798,161
Total Distributable Earnings (Loss)	565,592
Net Assets	8,363,753

Net Assets
Applicable to 408,622,376 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,363,753
Net Asset Value Per Share	$20.47
See accompanying Notes, which are an integral part of the Financial Statements.
30

Real Estate II Index Fund
Statement of Operations

Six Months Ended July 31, 2023
($000)
Investment Income
Income
Dividends	124,070
Interest[1]	134
Securities Lending—Net	110
Total Income	124,314
Expenses
The Vanguard Group—Note B
Investment Advisory Services	82
Management and Administrative	2,957
Marketing and Distribution	71
Custodian Fees	83
Shareholders’ Reports	9
Trustees’ Fees and Expenses	2
Other Expenses	8
Total Expenses	3,212
Net Investment Income	121,102
Realized Net Gain (Loss)
Capital Gain Distributions Received	24,390
Investment Securities Sold[1]	(78,412)
Futures Contracts	14
Swap Contracts	(422)
Realized Net Gain (Loss)	(54,430)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(441,731)
Swap Contracts	160
Change in Unrealized Appreciation (Depreciation)	(441,571)
Net Increase (Decrease) in Net Assets Resulting from Operations	(374,899)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $134,000, ($4,000), and ($5,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
31

Real Estate II Index Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2023	Year Ended January 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	121,102	211,725
Realized Net Gain (Loss)	(54,430)	70,280
Change in Unrealized Appreciation (Depreciation)	(441,571)	(1,336,365)
Net Increase (Decrease) in Net Assets Resulting from Operations	(374,899)	(1,054,360)
Distributions
Net Investment Income and/or Realized Capital Gains	(166,659)	(291,773)
Return of Capital	—	(48,996)
Total Distributions	(166,659)	(340,769)
Capital Share Transactions
Issued	53,498	203,267
Issued in Lieu of Cash Distributions	166,659	340,769
Redeemed	(4,681)	(1,113)
Net Increase (Decrease) from Capital Share Transactions	215,476	542,923
Total Increase (Decrease)	(326,082)	(852,206)
Net Assets
Beginning of Period	8,689,835	9,542,041
End of Period	8,363,753	8,689,835
See accompanying Notes, which are an integral part of the Financial Statements.
32

Real Estate II Index Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$21.86	$25.69	$20.50	$22.64	$20.10	$19.17
Investment Operations
Net Investment Income[1]	.300	.558	.484	.471	.571	.611
Net Realized and Unrealized Gain (Loss) on Investments	(1.275)	(3.493)	5.427	(1.808)	2.752	1.176
Total from Investment Operations	(.975)	(2.935)	5.911	(1.337)	3.323	1.787
Distributions
Dividends from Net Investment Income	(.415)	(.528)	(.477)	(.465)	(.590)	(.626)
Distributions from Realized Capital Gains	—	(.238)	(.034)	—	—	—
Return of Capital	—	(.129)	(.210)	(.338)	(.193)	(.231)
Total Distributions	(.415)	(.895)	(.721)	(.803)	(.783)	(.857)
Net Asset Value, End of Period	$20.47	$21.86	$25.69	$20.50	$22.64	$20.10
Total Return	-4.31%	-11.23%	28.96%	-5.70%	16.78%	9.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,364	$8,690	$9,542	$7,400	$7,848	$6,719
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[2]	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.93%	2.47%	1.95%	2.41%	2.63%	3.22%
Portfolio Turnover Rate	5%	5%[3]	6%	4%	3%	23%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
33

Real Estate II Index Fund
Notes to Financial Statements
Vanguard Real Estate II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund is a wholly owned subsidiary of Vanguard Real Estate Index Fund (“Real Estate Index Fund”), and at July 31, 2023, the Real Estate Index Fund was the record and beneficial owner of 96.9% of the fund’s net assets. As part of the Real Estate Index Fund’s principal investment strategy, it attempts to replicate the benchmark index by investing all, or substantially all, of its assets—either directly or indirectly through the fund—in the stocks that make up the index.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at July 31, 2023.
34

Real Estate II Index Fund
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
35

Real Estate II Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. The portion of distributions that exceed a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the
36

Real Estate II Index Fund
conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Distributions received from investment securities are recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the REITs, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2023, the fund had contributed to Vanguard capital in the amount of $278,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
37

Real Estate II Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,348,627	—	—	8,348,627
Temporary Cash Investments	71,476	—	—	71,476
Total	8,420,103	—	—	8,420,103

Derivative Financial Instruments
Assets
Swap Contracts	—	218	—	218
Liabilities
Swap Contracts	—	58	—	58
D.  As of July 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,791,542
Gross Unrealized Appreciation	1,641,298
Gross Unrealized Depreciation	(1,012,577)
Net Unrealized Appreciation (Depreciation)	628,721
E.  During the six months ended July 31, 2023, the fund purchased $586,052,000 of investment securities and sold $374,306,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2023, such purchases were $31,616,000 and sales were $739,000, resulting in net realized loss of $426,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
38

Real Estate II Index Fund
F.  Capital shares issued and redeemed were:
	Six Months Ended July 31, 2023	Year Ended January 31, 2023
	Shares (000)	Shares (000)
Issued	2,645	9,838
Issued in Lieu of Cash Distributions	8,728	16,244
Redeemed	(232)	(52)
Net Increase (Decrease) in Shares Outstanding	11,141	26,030
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to July 31, 2023, that would require recognition or disclosure in these financial statements.
39

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Real Estate Index Fund and the board of trustees of Vanguard Real Estate II Index Fund have renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. Each board determined that continuing the respective fund’s internalized management structure was in the best interests of the fund and its shareholders.
Each board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
Each board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, each board received periodic reports throughout the year, which included information about the respective fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees of each board were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether either board approved its respective fund’s arrangement. Rather, it was the totality of the circumstances that drove each board’s decision.
Nature, extent, and quality of services
The board of the Real Estate Index Fund reviewed the quality of that fund’s investment management services over both the short and long term, while the board of the Real Estate II Index Fund reviewed the quality of that fund’s investment management services since its inception in 2017; each took into account the organizational depth and stability of the advisor. Each board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
Each board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement with its respective fund.
Investment performance
The board of the Real Estate Index Fund considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group, while the board of the Real Estate II Index Fund considered the short-term and since inception performance of the fund compared with its target index and peer group. Each board concluded that the performance of its respective fund was such that its advisory arrangement should continue.
40

Cost
Each board concluded that the respective fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the respective fund’s advisory expenses were also below the peer-group average.
Neither board conducts a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
Each board concluded that its respective fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
Each board will consider whether to renew its respective advisory arrangement again after a one-year period.
41

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Specialized Funds and Vanguard Fixed Income Securities Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Real Estate Index Fund and Vanguard Real Estate II Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q1232 092023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications filed herewith.

(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: September 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: September 21, 2023

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: September 21, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.